As filed with the Securities and Exchange Commission on November 25, 2003

                                                   1933 Act File No. 333-71716
                                                   1940 Act File No. 811-10537

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-2
                       (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [  ] Post-Effective Amendment No.
                                    and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 12

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                 --------------------------------------------
               (Exact Name of Registrant Specified in Charter)

      Two World Financial Center, 225 Liberty Street, New York, NY 10281
      ------------------------------------------------------------------
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                    Code)

                                1-800-858-9826
                                --------------
             (Registrant's Telephone Number, Including Area Code)

                           Katherine P. Feld, Esq.
                            OppenheimerFunds, Inc.
      Two World Financial Center, 225 Liberty Street, New York, NY 10281
      ------------------------------------------------------------------
   (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

                             Ronald Feiman, Esq.
                           Mayer, Brown, Rowe & Maw
                1675 Broadway, 19th Floor, New York, NY 10019
                ---------------------------------------------

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date
of this Registration Statement

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[ X ] when declared effective pursuant to section 8(c), or as follows:
(the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities
Act of 1933)
[    ] immediately upon filing pursuant to paragraph (b)
[    ] on _____________ pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)
[    ] on _____________ pursuant to paragraph (a) of Rule 486.
[ ] This  post-effective  amendment  designates  a new  effective  date  for a previously-filed registration statement.

[ ] This  form is filed to  register  additional  securities  for an  offering pursuant  to Rule  462(b)  under the  Securities  Act and the  Securities  Act registration  statement number of the earlier effective registration statement for the same offering is 333-71716.

The Registrant hereby amends this  Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically  states that this
Registration  Statement shall  thereafter  become  effective  in  accordance with  Section  8(a) of the Securities  Act of  1933  or  until  the
Registration  Statement  shall  become effective on such date as the
Commission,  acting pursuant to said Section 8(a), may determine.

                                   FORM N-2

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

                                  SIGNATURES

         Pursuant to the  requirements  of the  Securities Act of 1933 and the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this registration  statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the City of New York, and State of New York, on
the 25th day of November, 2003.

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

                            By: /s/ John V. Murphy
                         ---------------------------
                             Name: John V. Murphy
                               Title: President

         Pursuant  to  requirements  of  the  Securities  Act  of  1933,  this registration  statement  has  been  signed  by the  following  persons  in the capacities indicated.

Signatures
Title                                    Date
----------
------------------                        ----

/s/ John V. Murphy *                      President,
-------------------------------------     Principal Executive
John V. Murphy                            Officer, Trustee    November 25, 2003

/s/ Ronald J. Abdow *
-------------------------------------     Trustee             November 25, 2003
Ronald J. Abdow

/s/ Eustis Walcott
------------------------------------      Trustee             November 25, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
-------------------------------------     Trustee             November 25, 2003
 Joseph M. Wiker

/s/ Peter I. Wold *                       Trustee             November 25, 2003
-------------------------------------
Peter I. Wold

/s/ Brian W. Wixted*                      Treasurer &
-------------------------------------     Principal Accounting
Brian W. Wixted                           Officer             November 25, 2003

* By: /s/ Robert G. Zack
----------------------------
Robert G. Zack, Attorney-In-Fact

                                          OppenheimerFunds Distributor, Inc.
                                          logo
                                          OppenheimerFunds Distributor, Inc.
                                           2 World Financial Center
                                           225 Liberty Street
                                          New York, NY 10281
                                          www.oppenheimerfunds.com

November  __, 2003

Dear Oppenheimer Tremont Market Neutral Fund LLC Investor:

            Because you are an investor who purchased interests of
Oppenheimer Tremont Market Neutral Fund LLC (the "Fund") during the period from April 1, 2003, through August 1, 2003, we are writing to inform you that we have recently been informed by the Staff of the Securities and Exchange
Commission (the "Commission") that the Prospectus of the Fund in connection with that purchase had been submitted to the Commission by OppenheimerFunds,
Inc., the Fund's investment adviser, in a manner considered by the Commission to be inconsistent with its filing requirements.  In essence, due to an inadvertent error, the Prospectus was filed under the wrong filing provisions of the Commission's rules.

      That error did not affect your investment in the Fund.  You received exactly the same Prospectus you would have received had it been contained in
an effective registration statement.   . However, because of the inadvertent
error in the filing of the Prospectus,  OppenheimerFunds Distributor, Inc.,
as the distributor of the Fund's interests, and the Fund's Board of Managers, have determined to make a rescission offer on behalf of the Fund to each investor who purchased interests in the Fund from April 1, 2003, through
August 1, 2003, on the terms described in the enclosed materials.

      Please read these materials carefully.  You should consider whether it is to your advantage to participate in this rescission offer, which is open
until December  ___, 2003.   If you wish to accept the offer after reading
these materials, please complete the enclosed form and return it to the Fund at the following address:  Oppenheimer Tremont Market Neutral Fund LLC, c/o
PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE  19809.

      If you wish to retain your interests, you should not respond to this offer.  We believe it is important to point out that neither you nor the Fund has suffered any loss, nor will you or the Fund suffer any loss as a result
of this inadvertent error.   Please refer to "Description of Rescission
Offer" on the following pages for more details.

          If you have any questions, please call your financial advisor or
OppenheimerFunds, Inc. at 1-800-858-9826. Please note that OppenheimerFunds,
Inc. cannot provide investment advice or advise you on whether or not accepting the rescission offer is in your best interests.

                                                      Sincerely,

                                    /s/ John V. Murphy
                                                      President
                                    Oppenheimer Tremont Market Neutral Fund
LLC

                       DESCRIPTION OF RESCISSION OFFER

          Oppenheimer Tremont Market Neutral Fund LLC (the "Fund"), upon the terms and conditions set forth in this Prospectus, is offering to rescind the sales of those interests of the Fund (the "Interests") sold by the Fund during the period  April 1, 2003, through August 1, 2003 (the "Rescission
Period").

          The Fund is offering to repurchase the Interests at a value computed according to a specified  formula.  The computed value for the repurchase of the Interests is the consideration paid for such Interests, plus imputed interest at an annual rate (the "Interest Rate") from the date of purchase, less any distributions declared and paid or payable with respect to such Interests (the  "Rescission  Offer").  The Interest Rate shall be the one-year Constant Maturity Treasury Yield published by the Board of Governors of the Federal Reserve System on the Expiration Date of this Rescission
Offer. The consideration paid for the Interests was the net asset value
("NAV") of the Interests on the date of purchase.

        There will likely be tax consequences if you elect to accept the
Rescission Offer (see below). If you own your Interests through an
OppenheimerFunds prototype retirement account and you accept the Rescission
Offer, the proceeds will be invested in Interests of Oppenheimer Money Market
Fund, Inc. in an account in the name of your plan, to avoid a taxable distribution from your plan to you. Money market funds, such as Oppenheimer
Money Market Fund, Inc., may not be appropriate for long-term investment. If you own your Interests through a different type of retirement account and you accept the Rescission Offer, the proceeds will be sent to the retirement account trustee.

THE RESCISSION OFFER WILL EXPIRE AT [11:59 P.M.] EASTERN TIME, ON
[December ___, 2003] UNLESS EXTENDED BY THE FUND ("EXPIRATION DATE").

          The Rescission Offer applies only to Interests sold by the Fund during the Rescission Period. If additional Interests were issued by the Fund pursuant to the reinvestment of dividends paid on Interests sold during the
Rescission Period, such Interests also will be rescinded if you accept the
Rescission Offer.

      The Fund accepts investments monthly, generally on the first business day of each month, based on the Fund's net asset value calculated at the end of the immediately preceding month.  During the Rescission Period, the Fund's month-end net asset value was as follows:

                  -------------------------------------------
                  Date                   Fund's Aggregate
                                         Net Asset Value
                                         ("NAV")
                  -------------------------------------------
                  -------------------------------------------
                  March 31, 2003         $40,216,318.04
                  -------------------------------------------
                  -------------------------------------------
                  April 30, 2003         $47,294,794.97
                  -------------------------------------------
                  -------------------------------------------
                  May 31, 2003           $50,245,812.92
                  -------------------------------------------
                  -------------------------------------------
                  June 30, 2003          $52,037,507.31
                  -------------------------------------------
                  -------------------------------------------
                  July 31, 2003          $58,107,558.83
                  -------------------------------------------
                  -------------------------------------------
                  August 31, 2003        $60,325,375.65
                  -------------------------------------------
                  -------------------------------------------
                  September 30, 2003     $62,663,191.37
                  -------------------------------------------

             You Are Not Required To Accept The Rescission Offer.

  If You Do Not Respond To The Rescission Offer By The Expiration Date, You
      Will Be Deemed By The Fund To Have Declined The Rescission Offer.

          This document, together with Appendix A hereto and the attached prospectus for the Fund dated September 4, 2003 (the "Prospectus"), are designed to provide you with information you should know before determining whether to accept or reject the Rescission Offer.  A Statement of Additional
Information of the Fund dated September 4, 2003, is incorporated into this document by reference.  The Fund's Statement of Additional Information is
available without charge from the Fund's principal underwriter,
OppenheimerFunds Distributor, Inc., 2 World Financial Center, 225 Liberty
Street, New York, NY  10080 (telephone 1-800-858-9826).

          The Fund has filed a  Registration Statement with the Securities and Exchange Commission (the "Commission") on Form N-2 (together with all amendments, schedules and exhibits, referred to as the "Registration
Statement") under the Securities Act of 1933, as amended (the "Securities
Act"), and the Investment Company Act of 1940, as amended, relating to the
Rescission Offer. As permitted by the rules and regulations of the
Commission, this Prospectus does not contain all of the information set forth in the Registration Statement, of which this Prospectus and the Statement of
Additional Information are a part. The Registration Statement, including the exhibits and schedules thereto, may be inspected, without charge, at the public reference facilities of the Commission, and copies may be obtained from the Commission upon payment of the Commission's customary charges.

The Commission Has Not Approved Or Disapproved Any Interests Offered In This
Prospectus Or Determined Whether This Prospectus Is Truthful Or Complete. Any
Representation To The Contrary Is A Criminal Offense.

The date of this Prospectus is November  ____, 2003.

BACKGROUND AND REASONS FOR THE RESCISSION OFFER

      The Securities Act requires that sales of Interests of the Fund be made pursuant to a current Prospectus. Investors who purchased Interests of the
Fund from April 1, 2003, through August 1, 2003, received a Prospectus that was correct in content, but which had been submitted to the Commission by
OppenheimerFunds, Inc., the Funds' investment adviser, in a manner considered by the Securities and Exchange Commission to be inconsistent with its filing requirements due to an inadvertent error.

      We do not believe that any investors during this period were harmed or damaged by this error.  Each investor during this period received exactly the same Prospectus he or she would have otherwise received had the filing with the Commission been submitted in a manner consistent with its filing requirements.

      The Fund's Board of Managers, after consulting with their independent counsel,
approved the Rescission Offer.   The Board considered that although you
received exactly the same Prospectus you would have received had it been filed under the correct filing provisions of the Commission's rules, the
Board determined it would be appropriate, given the inadvertent error in the filing of the Prospectus by personnel of the Fund's investment adviser, for the Fund's distributor to make a rescission offer on behalf of the Fund to each investor who purchased interests in the Fund from April 1, 2003 through
August 1, 2003.

          For purposes of the federal securities laws, non-acceptance of the
Rescission Offer may not terminate a Rescission Offeree's right to bring a civil action against the Fund before expiration of the applicable statute of limitations. The statute of limitations under the Securities Act for enforcement of such rights by a shareholder is one year after the date of the sale, but in no
event later than three years after Interests were offered to the shareholder.
The Fund intends to assert, among other defenses, in any litigation initiated by a Rescission Offeree who does not accept the Rescission Offer, that such
Rescission Offeree is estopped or otherwise precluded from
asserting such claims.

AMOUNT AND SOURCE OF FUNDS

          On September 30, 2003, , the NAV for the interests was
$62,663,191.37 From the initial date of the Rescission Period through
September 30, 2003 ,  the rate of return ("Total Return Rate") on the Fund's interests was 3.06%,  which exceeds the Interest Rate payable pursuant to the
Rescission Offer,   0.575%, or 1.15%  per annum,  if September 30, 2003  were
the date used to determine the Interest Rate rather  than the Expiration
Date.    These rates are provided for reference only and are not necessarily the rates that will be used to determine the amount of Rescission Offer proceeds on the Expiration Date.

          The Fund cannot currently predict the Fund's NAV, the Interest
Rates or the Total Return Rates prior to and on the Expiration Date. It would likely be in the economic interest of a Rescission Offeree to accept the
Rescission Offer if the Fund's NAV pursuant to the Rescission Offer plus interest payable under the Rescission Offer is greater than the Fund's NAV on
the Expiration Date.   Between the date of this Prospectus and the Expiration
Date, the Fund's current NAV of the Fund may be obtained by calling
OppenheimerFunds, Inc. at 1-800-858-9826   If you accept the rescission
offer, a check will be mailed to the address of record on your account.
However, if your Interests are held in an OppenheimerFunds prototype retirement account, the proceeds will be invested in an identically registered Oppenheimer Money Market Fund, Inc. account.

      OppenheimerFunds, Inc., the Fund's investment manager, has agreed to pay all costs associated with the Rescission Offer (i.e, legal and accounting
expenses and printing and mailing expenses) and any dilution   to the Fund
resulting from the Rescission Offer.

HOW TO ACCEPT OR DECLINE THE RESCISSION OFFER

          Acceptance of the Rescission Offer is optional if you purchased
Interests covered by the Rescission Offer.

             You Are Not Required To Accept The Rescission Offer.

  If You Do Not Respond To The Rescission Offer By The Expiration Date, You
      Will Be Deemed By The Fund To Have Declined The Rescission Offer.

      If you elect to accept the Rescission Offer, you must detach and complete the enclosed  "Acceptance of Rescission Offer" form and return it to the Fund, c/o PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE  19809, so
that it is received no later than the Expiration Date.  If you elect to accept the Rescission Offer, any Early Withdrawal Charge that would otherwise apply on repurchases of shares less than one year following the date of your initial investment in the Fund will be waived.  The Fund will not accept or honor any forms received after the Expiration Date. You may withdraw your acceptance of the Rescission Offer by written notice in good form  to the
Fund at the address shown on the Acceptance of Rescission Offer Form at any time prior to the Expiration Date.

If You Do Not Notify The Fund In Writing Of Your Acceptance Of The Rescission
Offer On Or Prior To The Expiration Date, You Will Be Deemed To Have Rejected
The Rescission Offer.  However, Such Rejection May Not Terminate Your Actual
Legal Rights.

TAX CONSEQUENCES

          Although the tax consequences of the Rescission Offer are not certain, if a shareholder tenders Interests under the Rescission Offer, the
Fund intends to treat the transaction as a cancellation of the original purchase of the Interests, as of the date of such original purchase. As a result, a tendering shareholder will be treated for tax purposes as receiving a non-taxable refund of his or her original purchase price, along with the amount of interest payable under the Rescission Offer. The interest paid will be taxable as ordinary income to shareholder accounts which are otherwise subject to tax. The amount of interest paid will be reported to the Internal
Revenue Service and tendering shareholders on Form 1099-INT.

          Shareholders who previously tendered some or all of their Interests for repurchase may also be able to receive a payment under the Rescission
Offer if the total return on the tendered Interests is less than the amount payable pursuant to the formula under the Rescission Offer. In such a case, the shareholder will have to report any dividends and any gain or loss on the tendered Interests to the Internal Revenue Service. Any additional payment under the Rescission Offer with respect to such redeemed Interests would be likely reported as interest income.

      If you own your Interests through an OppenheimerFunds prototype retirement account and you accept the Rescission Offer, the proceeds will be invested in account in the name of your plan in Oppenheimer Money Market
Fund, Inc. Money market funds, such as Oppenheimer Money Market Fund, Inc., may not be appropriate for long-term investment.  If you own your Interests through a different retirement account and you accept the Rescission Offer,
the proceeds will be sent to the retirement account trustee.   Any income
which would otherwise result from a tender of Interests under the Rescission
Offer will not be taxed until there are distributions from the retirement account.

          This transaction may have additional tax implications for you that may depend on your own situation. You should consult with your tax advisor with respect to the tax treatment of the Rescission Offer.

             RESCISSION OFFEREE'S ACCEPTANCE OF RESCISSION OFFER

           You May Elect To Accept Or Reject The Rescission Offer.

  If You Wish To Reject The Rescission Offer, Do Not Complete Or Return This
     Form. You Do Not Have To Do Anything To Reject The Rescission Offer.

 If You Wish To Accept The Rescission Offer, Please Complete, Sign And Return
   This Form By Following The Instructions Contained In The Appendix To The
                    Enclosed Rescission Offer Prospectus.

To:   Oppenheimer Tremont Market Neutral Fund LLC
      c/o  PFPC, Inc.
      400 Bellevue Parkway
      Wilmington,  DE    19809

      I acknowledge receipt of the Description of Rescission Offer and the
Prospectus dated September 4, 2003, of Oppenheimer Tremont Market Neutral
Fund LLC (the "Fund") (collectively with the Appendix, the "Prospectus"), pursuant to which the Fund offers, upon the terms and conditions set forth in the Prospectus, to rescind sales (the "Rescission Offer") of interests of the
Fund sold during the period April 1, 2003 through August 1, 2003 (the
"Shares").

I hereby accept, on the terms set forth in the Prospectus, the Rescission
Offer for the Interests described on the back of this form, which I represent are Interests that I purchased during the Rescission Period of April 1, 2003 through August 1, 2003. I direct that all of the payment to be made for
Interests surrendered herewith be made to me at the address of record on my account. I
understand that in certain cases detailed in the instructions to this form, this form must be signature guaranteed. I understand that as a result of accepting the Rescission Offer, I will no longer hold the Interests tendered herewith for repurchase pursuant to the Rescission Offer and that the payment
I receive may be less than the net asset value of the Interests as of
[____________, 2003].

THIS FORM SHOULD BE MAILED TO THE FUND AT THE ADDRESS ABOVE AS SOON AS
POSSIBLE, SO THAT IT IS RECEIVED NO LATER THAN THE EXPIRATION DATE OF THE
RESCISSION  OFFER, [____________, 2003] (THE "EXPIRATION DATE") UNLESS THE
OFFER IS EXTENDED BY THE FUND.

Rescission Offer Acceptance Form
(If You Do Not Wish To Rescind Your Shares, Do Not Send This Form Back)

To:   Oppenheimer Tremont Market Neutral Fund LLC
      c/o  PFPC, Inc.
      400 Bellevue Parkway
      Wilmington, DE    19809

Shareholder Name:       __________________________________

Fund:                         __________________________________

No. of Shares:                __________________________________

If you wish to accept the rescission offer, please complete the following, as applicable. If you accept the rescission offer, a check will be mailed to the address of record on your account. However, if your Interests are held in an
OppenheimerFunds prototype retirement account, the proceeds will be invested in an identically registered Oppenheimer Money Market Fund, Inc. account. If additional Interests of the Fund were issued to you pursuant to the reinvestment of dividends paid on Interests sold during the Rescission
Period, such Interests also will be
rescinded automatically if you accept the Rescission Offer.

_____   I hereby tender all Interests held by me.

OR

_____  I hereby tender only the Interests that were purchased by me in the following amounts on the following dates:

          NUMBER OF INTERESTS                         PURCHASE DATE

          ______________________                   ________________, 2003

          ______________________                   ________________, 2003

          ______________________                   ________________, 2003

I certify, under penalties of perjury, that:

(1) the Social Security number or taxpayer ID number I provided below is correct.
(2) I am not subject to backup withholding because (circle A, B or C, if true)
            A.   I am exempt from backup withholding;
            B.   I have not been notified by the IRS that I am subject to
            backup withholding as a result of a failure to report all
            interest or dividends; or
                  C.   The IRS has notified me that I am no longer subject to
backup withholding.
(3) I am a U.S. person (including a U.S. resident alien).

------------------------------------------------------------
-------------------------
Social Security or Taxpayer Identification Number           Date
(associated with the account)

- ---------------------------------------------------
------------------------------------------------
Signature of Account Owner                                  Signature of
Account Owner
                                                                        (if
joint account)

---------------------------------------------------
Account Owner Phone Number

Signature Guarantee: (required for amounts greater than $100,000)
We guarantee the signatures on this form and the legal capacity of the signers.

---------------------------------------------------
Signature guarantor

Please note that trust or corporate accounts may require additional documentation.

                                  APPENDIX A

                                 INSTRUCTIONS

1.        GUARANTEE OF SIGNATURES. Signatures on the Acceptance of Rescission
Offer Form need not be guaranteed unless an instrument of transfer is required a described in Instruction 3 below or the proceeds of the Rescission
Offer will exceed $100,000 and you choose to receive a check for the proceeds. Signature guarantees may be obtained from a bank, a member firm of a national stock exchange or another eligible guarantor institution. Please contact your financial advisor or OppenheimerFunds, Inc. at 1-800-858-9826 for more information on signature guarantees and how to obtain them.

2.        DELIVERY OF ACCEPTANCE OF RESCISSION OFFER FORMS; WITHDRAWAL.
To accept the Rescission Offer, you must properly complete and duly execute and mail or deliver this Acceptance of Rescission Offer Form, together with the certificate(s), if any, representing Interests to be surrendered in acceptance of the Rescission Offer, and with any other required documents, to the Fund at the address set forth on the Form. IN ORDER TO ACCEPT THE
RESCISSION OFFER, ALL MATERIALS MUST BE RECEIVED BY THE FUND NO LATER THAN
[____________, 2003] ("EXPIRATION DATE").

          The Fund reserves the absolute right to reject any and all surrenders of Interests and Acceptance of Rescission Offer Forms (i) that are not in proper form or otherwise not valid or (ii) the acceptance of which would be, in the opinion of the Fund's counsel, unlawful. The Fund's interpretation of the terms and conditions of the Rescission Offer, this
Acceptance of Rescission Offer Form and the Instructions hereto will be final and binding. The Fund reserves the
absolute right to waive any defect or irregularity in the surrender of
Interests or Acceptance of Rescission Offer Forms.

          You may withdraw your acceptance of the Rescission Offer by sending written notice satisfactory to the Fund to the address shown on this
Acceptance of Rescission Form at any time prior to the Expiration Date.

3.        SIGNATURES ON THE RESCISSION OFFER ACCEPTANCE FORM. You must
complete   and sign this Acceptance of Rescission Offer Form in order to accept the Rescission Offer. If Interests surrendered hereby are owned of record by two or more joint owners, all such owners must sign this Acceptance of Rescission Offer Form. If any such Interests are registered in different names, it will be necessary to complete, sign and submit as many separate
Acceptance of Rescission Offer Forms as there are different registrations.
Except as provided below, signatures
must correspond exactly with the names as registered (including as written on the face of any certificate surrendered).

          If a person other than the registered owner(s) surrenders Interests for rescission, such instructions must be signed by the person surrendering such Interests with his/her signature guaranteed as noted above.
Additionally, such surrender instructions must be accompanied by the surrendering person's authority to act on behalf of the registered owner(s).
In order to
determine what is acceptable in terms of establishing the surrendering person's authority, please contact OppenheimerFunds, Inc. at 1-800-858-9826.

          If surrendered Interests are represented by a stock certificate(s), such stock certificate(s) must be surrendered as well.

4.        FORM W-9 AND TAXPAYER IDENTIFICATION NUMBER. Federal income tax law requires any Rescission Offeree accepting the Rescission Offer to provide the
Fund with a correct Taxpayer Identification Number ("TIN") by completing the backup withholding information and certification on the Acceptance of
Rescission Offer Form. In the case of a Rescission Offeree who is an individual, the TIN is his or her social security number. Failure to provide the Fund with a correct TIN may subject the Rescission Offeree to a penalty and to backup withholding at a rate of 28% on any payments made to the
Rescission Offeree pursuant to the Rescission Offer. Certain shareholders
(including, among others, most corporations and certain foreign persons) are exempt from backup withholding requirements. A shareholder should consult his or her tax adviser as to his or her qualification for exemption and the procedure for obtaining an exemption.

5.        DELIVERY. The method of delivery of this Acceptance of Rescission
Offer Form, any certificates for Shares, and all other required documents is at the election and risk of the holder and the delivery will be deemed made only when actually received by the Fund. If delivery is to be made by mail, it is recommended that it be sent with return receipt requested and properly insured.
Delivery of this Acceptance of Rescission Offer Form to an address other than
the Fund c/o PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE   19809 will
not constitute a valid acceptance.

6.        QUESTIONS AND REQUESTS FOR ASSISTANCE OR ADDITIONAL COPIES.
Questions    and requests for assistance may be directed to the Fund, c/o
OppenheimerFunds, Inc., 2 World Financial Center, 225 Liberty Street, New
York, NY 10080 or by calling 1-800-858-9826.

OppenheimerFunds Distributor, Inc.

 PROSPECTUS dated September 4, 2003

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                     Limited Liability Company Interests
                             --------------------

            INVESTMENT  OBJECTIVE.  The Fund is a  limited  liability  company registered  under  the  Investment  Company  Act of  1940,  as  amended,  as a
non-diversified,   closed-end   management   investment  company.  The  Fund's
investment  objective is to seek  long-term  capital  appreciation  consistent with  preservation of capital while  attempting to generate  positive  returns over various market  cycles.  The Fund will pursue this objective by investing primarily in private investment  partnerships and similar investment  vehicles that are managed by a select group of  alternative  asset managers that employ various "market neutral" investment strategies.

                                                 (continued on following page)
--------------------

            Investing  in  the  Fund's  limited  liability  company  interests
("Interests")  involves a high degree of risk.  See "RISK  FACTORS"  beginning on page 17.

            Neither  the  Securities  and  Exchange  Commission  nor any state securities  commission has approved or disapproved  these securities or passed upon the adequacy of this prospectus.  Any  representation  to the contrary is a criminal offense.

OppenheimerFunds   Distributor,   Inc.   (the   "Distributor")   acts  as  the
distributor  of  Interests  on  a  best  efforts  basis,  subject  to  various conditions.  Interests are being  offered  through the  Distributor  and other brokers  and  dealers  that have  entered  into  selling  agreements  with the
Distributor.  Interests  will  be  sold  only to  "Qualified  Investors."  See
"Investor  Qualifications."  The  full  amount  of  the  sales  load  will  be reallowed by the  Distributor  to selling  brokers and  dealers.  In addition, the  Distributor  (or one of its  affiliates)  may pay from its own  resources additional  compensation  to brokers  and  dealers of up to 1% of the value of
Interests   sold   by   such   brokers   and   dealers.   (See   "Distribution
Arrangements.")
                             --------------------
                      OppenheimerFunds Distributor, Inc.

(continued from previous page)

            INVESTMENT   PROGRAM.   The  Fund  will   pursue  its   investment
objective  by  investing  primarily  in private  investment  partnerships  and similar investment  vehicles  ("Portfolio Funds") that are managed by a select group  of  alternative  asset  managers  ("Portfolio  Managers")  that  employ various "market  neutral"  investment  strategies.  Market neutral  investment strategies  seek to  provide  predictable  investment  returns  regardless  of general stock market  movements.  These strategies  encompass a broad range of investment  programs that historically have exhibited a low correlation to the
general  performance  of  equity,   debt  and  other  markets.   They  include
investment  programs that involve the use of hedging and arbitrage  techniques in the  equity,  fixed  income,  currency  and  commodity  markets.  Portfolio
Managers  may  invest and trade in a wide range of  instruments  and  markets, including,  but not limited to, U.S. and non-U.S.  equities and equity-related instruments,  currencies,  financial  futures,  and  fixed  income  and  other debt-related  instruments.  In  connection  with  their  investment  programs,
Portfolio  Managers  will make use of a variety  of  sophisticated  investment techniques that often involve,  among other things, short sales of securities, the use of leverage  (i.e.,  borrowing  money for  investment  purposes),  and transactions in derivative  securities and other financial instruments such as stock options,  index options,  futures contracts,  and options on futures. In lieu of  investing  in  Portfolio  Funds,  the Fund may on  occasion  retain a
Portfolio  Manager to manage a  designated  portion  of the  Fund's  assets in accordance with the Portfolio  Manager's  specialized  investment  style.  The
Fund's  investment  manager will have  primary  responsibility  for  selecting
Portfolio  Managers  and  determining  the portion of the Fund's  assets to be allocated to each  Portfolio  Manager.  It will consider  various  criteria in
selecting   Portfolio   Managers,   including:   the   historical   investment
performance  of the Portfolio  Manager;  its reputation  and  experience;  the effectiveness  of its risk  management  systems;  its  adherence to its stated
investment  philosophy;  the quality and stability of the Portfolio  Manager's organization;  and  whether  key  personnel  of  the  Portfolio  Manager  have substantial investments in the Portfolio Manager's investment program.

            INVESTMENT   ADVISER.   OppenheimerFunds,   Inc.  (the  "Adviser")
serves as the Fund's  investment  adviser.  It has  operated as an  investment adviser since January 1960. The Adviser  (including its subsidiaries)  managed more than $130 billion of assets as of June 30, 2003. Its clients  include the
Oppenheimer mutual funds with more than 7 million shareholder accounts.

            MANAGER.  Tremont Partners,  Inc. (the "Investment  Manager"),  an
affiliate  of the  Adviser,  serves as the  investment  manager  and  provides day-to-day  investment management services to the Fund, subject to the general supervision  of the  Adviser.  Since  1984,  the  Investment  Manager  and its
affiliates have provided alternative  investment solutions to a diverse client
base,  including  financial  institutions,   mutual  funds,  other  investment
companies, investment managers and high net worth individuals.

            RESTRICTIONS ON TRANSFER.  With very limited  exceptions,  limited liability  company  interests in the Fund  ("Interests")  are not transferable and  liquidity  will be provided only through  repurchase  offers which may be made from time to time by the Fund as  determined  by the Board of Managers of the Fund (the "Board") in its sole  discretion.  See "Repurchases of Interests and Transfers."

            REPURCHASES   OF  INTERESTS.   To  provide  a  limited  degree  of
liquidity to  investors,  the Fund from time to time will offer to  repurchase
its   outstanding   Interests   pursuant  to  written  tenders  by  investors.
Repurchase  offers  will be made at such  times  and on such  terms  as may be determined  by  the  Board  in  its  sole  discretion.  The  Fund  offered  to repurchase  Interests  as of December  31, 2002 and March 31,  2003,  and will offer  thereafter,  twice each year,  as of the last business day of March and
September.   The  Fund's  Limited   Liability   Company  Agreement  (the  "LLC
Agreement")  provides  that the Fund will be  dissolved if the Interest of any investor that has submitted a written  request for repurchase of its Interest, in accordance  with the terms of the LLC Agreement,  has not been  repurchased by the Fund  within a period of two  years  after the  investor's  request.  A redemption  fee equal to 1.00% of the value of an  Interest  (or portion of an
Interest)  repurchased  by the Fund  will  apply  if the date as of which  the
Interest  is to be valued for  purposes  of  repurchase  is less than one year following  the  date  of a  Member's  initial  investment  in  the  Fund.  See
"Repurchases of Interests and Transfers."

            MANAGEMENT  FEE AND  INCENTIVE  ALLOCATION.  The Fund will pay the
Adviser a monthly fee (the  "Management  Fee")  computed at the annual rate of
1.00% of the aggregate  value of  outstanding  Interests  determined as of the last day of the month  (before any  repurchases  of Interests or the Incentive
Allocation, described below).  See "Management of the Fund--General."

            The  Adviser  (or an  affiliated  company of the  Adviser  that it designates) is also entitled to receive a  performance-based  allocation equal to 5% of the net  profits,  if any, in excess of the  "Preferred  Return" that otherwise  would have been  credited to the capital  account of each  investor
(the  "Incentive  Allocation").  Generally,  the Incentive  Allocation will be made as of the  end of each  calendar  year  and  upon  the  repurchase  of an
Interest  (or a portion of an  Interest).  It will  apply only to net  profits that exceed both:  (i) any balance in a "Loss  Recovery  Account"  established for the investor;  and (ii) the Preferred  Return.  The Preferred Return is an
amount  determined by applying an annual  percentage  rate equal to the 2-year
Treasury  constant maturity rate to the capital account balance of an investor as of the  beginning of each fiscal period  within the  applicable  period for which the Incentive  Allocation is to be determined (an "Allocation  Period").
The 2-year  Treasury  constant  maturity  rate used for this  purpose  will be established  at the  beginning of each  calendar year and will be such rate as is reported by the Board of Governors of the Federal  Reserve System as of the
last business day of the prior calendar year.

            With respect to a  repurchase  by the Fund as of a date that would not,  but  for  such  repurchase,  be the  end of an  Allocation  Period,  the
Incentive  Allocation will apply on a  proportionate  basis if a portion of an investor's  Interest is  repurchased  by the Fund. In such case, the Incentive
Allocation will be made on a pro rata portion of any net profits  allocable to the investor  (based on the percentage  portion of the Interest  repurchased), and by  attributing  a pro rata portion of both the  Preferred  Return and any balance in the Loss  Recovery  Account to the  portion of the  Interest  being repurchased  (with  appropriate  reduction  to the  Preferred  Return  and the remaining  balance  of the Loss  Recovery  Account  as to the  portion  of the
Interest that is not repurchased).

            The Incentive  Allocation  presents  risks that are not present in funds  without an incentive  allocation.  The overall  fees,  expenses and the
Incentive  Allocation  payable by the Fund or borne by its  investors  will be higher  than  the  fees  and  expenses  of most  other  registered  investment companies,  but generally will be similar to those of many private  investment funds and  certain  other  registered  investment  companies  with  investment policies  similar to those of the Fund. See "Management of the  Fund--Incentive
Allocation."

            INVESTOR  QUALIFICATIONS.  Interests  are  being  offered  only to investors  that represent  that they are natural  persons or companies  (other than  investment  companies)  that  have  a net  worth  (or  in  the  case  of individuals,  a joint net worth with their spouse) of more than  $1,500,000 or
that  they  meet  certain   other   qualification   requirements   ("Qualified
Investors").  The minimum  initial  investment  in the Fund by any investor is
$50,000, and the minimum additional  investment in the Fund by any investor is
$5,000.   Investors   generally   must  hold  their   Interests   through  the
Distributor  or  through a broker or dealer  that has  entered  into a selling
agreement  with  the   Distributor.   Interests  are  being  offered  only  to
investors  that are U.S.  persons for Federal  income tax purposes and may not be purchased by charitable remainder trusts.  See "Investor Qualifications."

                             --------------------

            This  prospectus   concisely   provides  the  information  that  a
prospective  investor  should  know about the Fund before  investing.  You are advised  to  read  this  prospectus  carefully  and to  retain  it for  future reference.  Additional  information  about the Fund,  including a statement of additional  information  ("SAI") dated  September 4, 2003, has been filed with the  Securities  and Exchange  Commission.  The SAI is available  upon request and  without  charge by writing  the Fund at the  address  above or by calling
(800)  858-9826.  The SAI is incorporated by reference into this prospectus in its  entirety.  The table of  contents  of the SAI  appears on page 51 of this prospectus.  The SAI, and other  information about the Fund, is also available on the SEC's website  (http://www.sec.gov).  The address of the SEC's Internet site is provided  solely for the  information of prospective  investors and is not intended to be an active link.

            Interests  are not deposits or  obligations  of, or  guaranteed or endorsed by, any bank or other  insured  depository  institution,  and are not insured by the Federal  Deposit  Insurance  Corporation,  the Federal  Reserve
Board or any other government agency.

            You  should  rely  only  on  the  information  contained  in  this prospectus.  The Fund has not authorized  anyone to provide you with different information.  The Fund is not  making  an offer of  Interests  in any state or other  jurisdiction  where the offer is not  permitted.  You should not assume that the  information  provided by this  prospectus is accurate as of any date other than the date on the front of this prospectus.

                                  v

.......                           PROSPECTUS SUMMARY

            This is only a summary.  The  summary  does not contain all of the information  that you  should  consider  before  investing  in the  Fund.  You should review the more detailed  information  contained in this prospectus and in the SAI.

The Fund                              Oppenheimer  Tremont Market Neutral Fund,
                                      LLC (the  "Fund") is a limited  liability
                                      company.  The  Fund  is  registered  as a
                                      non-diversified,   closed-end  management
                                      investment  company under the  Investment
                                      Company  Act of  1940,  as  amended  (the
                                      "Investment         Company        Act").
                                      OppenheimerFunds,  Inc.  (the  "Adviser")
                                      serves   as   the    Fund's    investment
                                      adviser.   Tremont  Partners,  Inc.  (the
                                      "Investment  Manager"),  an  affiliate of
                                      the   Adviser,   serves  as  the   Fund's
                                      investment manager.

                                      Investors who purchase limited  liability
                                      company    interests    in    the    Fund
                                      ("Interests") in the offering,  and other
                                      persons  who  acquire  Interests  and are
                                      admitted  to the  Fund  by its  Board  of
                                      Managers  (the   "Board"),   will  become
                                      members of the Fund ("Members").
Investment Objective and Principal    The  Fund's  investment  objective  is to
  Strategies                          seek   long-term   capital   appreciation
                                      consistent  with  preservation of capital
                                      while  attempting  to  generate  positive
                                      returns over various market  cycles.  The
                                      Fund seeks to achieve  this  objective by
                                      allocating   its  assets  for  investment
                                      among  a  select  group  of   alternative
                                      asset  managers  ("Portfolio   Managers")
                                      employing  a variety of "market  neutral"
                                      investment  strategies.   Market  neutral
                                      investment  strategies  seek  to  provide
                                      predictable       investment      returns
                                      regardless   of  general   stock   market
                                      movements.   The  Investment  Manager  is
                                      primarily  responsible  for selecting the
                                      Portfolio  Managers and  determining  the
                                      portion  of  the  Fund's   assets  to  be
                                      allocated  to  each  Portfolio   Manager,
                                      subject  to the  general  supervision  of
                                      the  Adviser  and  the  Board.  The  Fund
                                      will    implement    these     allocation
                                      decisions  by   investing   primarily  in
                                      private   investment   partnerships   and
                                      similar  investment   vehicles  that  are
                                      managed     by     Portfolio     Managers
                                      ("Portfolio Funds").

                                      The  Fund's   assets  will  be  allocated
                                      primarily  to  Portfolio   Managers  that
                                      pursue   "market   neutral"    investment
                                      strategies.  These strategies encompass a
                                      broad range of  investment  programs that
                                      historically   have   exhibited   a   low
                                      correlation  to the  general  performance
                                      of equity,  debt and other markets.  They
                                      include  investment   programs  involving
                                      the   use  of   hedging   and   arbitrage
                                      techniques  in the equity,  fixed income,
                                      currency  and  commodity  markets.  These
                                      investment  programs  employ a variety of
                                      sophisticated  investment techniques that
                                      include,  among other things, short sales
                                      of  securities,  use of  leverage  (i.e.,
                                      borrowing     money    for     investment
                                      purposes),     and     transactions    in
                                      derivative     securities    and    other
                                      financial   instruments   such  as  stock
                                      options,    index    options,     futures
                                      contracts   and   options   on   futures.
                                      Portfolio    Managers'   use   of   these
                                      techniques  will be an  integral  part of
                                      their investment  programs,  and involves
                                      significant risks to the Fund.

                                      The   investment    strategies   of   the
                                      Portfolio  Managers  may  include,  among
                                      others:
                                      o     index arbitrage;
                                      o     interest rate arbitrage;
                                      o     merger arbitrage;
                                      o     convertible    bond   and   warrant
                                            hedging;
                                      o     statistical    long/short    equity
                                            strategies; and
                                      o     pairs trading.

                                      These   strategies  are  described  under
                                      "Investment   Objectives   and  Principal
                                      Strategies   -  The   Fund's   Investment
                                      Program."

                                      Portfolio  Managers will generally invest
                                      primarily   in   marketable   securities,
                                      although certain  Portfolio  Managers may
                                      also   invest   in    privately    placed
                                      securities  and  other  investments  that
                                      are    illiquid.    Interests    in   the
                                      Portfolio  Funds will not  themselves  be
                                      marketable  and will  only  have  limited
                                      liquidity.    Portfolio    Managers   may
                                      invest  and  trade  in a  wide  range  of
                                      instruments and markets,  including,  but
                                      not  limited  to,  domestic  and  foreign
                                      equities and equity-related  instruments,
                                      currencies,  financial futures, and fixed
                                      income     and     other     debt-related
                                      instruments.   Portfolio   Managers   are
                                      generally  not  limited as to the markets
                                      (either  by  location  or  type,  such as
                                      large        capitalization,        small
                                      capitalization  or  non-U.S.  markets) in
                                      which they may  invest or the  investment
                                      discipline  that they may employ (such as
                                      value or growth or  bottom-up or top-down
                                      analysis).

                                      Portfolio  Funds in which  the Fund  will
                                      invest  may  include  private  investment
                                      limited  partnerships,   joint  ventures,
                                      other  investment  companies  and similar
                                      entities  managed by Portfolio  Managers.
                                      In  addition,  the Fund  may on  occasion
                                      retain one or more Portfolio  Managers to
                                      manage and invest designated  portions of
                                      the Fund's  assets  (either as separately
                                      managed accounts or by creating  separate
                                      investment  vehicles in which a Portfolio
                                      Manager will serve as general  partner of
                                      the  vehicle  and  the  Fund  will be the
                                      sole limited  partner).  (Any arrangement
                                      in which  the Fund  retains  a  Portfolio
                                      Manager   to   manage   an   account   or
                                      investment   vehicle   for  the  Fund  is
                                      referred to as a "Portfolio Account.")

                                      The   Investment   Manager   will  select
                                      Portfolio   Managers   on  the  basis  of
                                      various  criteria,  generally  including,
                                      among   other   things:   the   Portfolio
                                      Manager's   performance   during  various
                                      time  periods  and  market  cycles;   the
                                      Portfolio      Manager's      reputation,
                                      experience     and     training;      its
                                      articulation  of, and  adherence  to, its
                                      investment  philosophy;  the presence and
                                      deemed    effectiveness   of   its   risk
                                      management    discipline;    results   of
                                      on-site   interviews  of  the  management
                                      team;  the quality and  stability  of the
                                      Portfolio     Manager's     organization,
                                      including     internal    and    external
                                      professional  staff; and the existence of
                                      substantial  investments in the Portfolio
                                      Manager's   investment   program  by  key
                                      personnel  of  the   Portfolio   Manager.
                                      Based on its analysis of these  criteria,
                                      the Investment  Manager will allocate the
                                      Fund's assets among  available  Portfolio
                                      Managers that have  demonstrated  records
                                      of  superior  investment  performance  in
                                      pursuing   market   neutral    investment
                                      strategies,  consistent  with the  Fund's
                                      goal of long-term  capital  appreciation,
                                      while     focusing     on    the     risk
                                      characteristics  of those  strategies and
                                      the Fund's  overall  risk  exposure.  The
                                      Investment    Manager    will   seek   to
                                      construct  an  investment  portfolio  for
                                      the Fund in which  there is  expected  to
                                      be a low  overall  degree of  correlation
                                      of   the   investment    performance   of
                                      Portfolio   Managers  across   investment
                                      styles  and  little  or  no   correlation
                                      between  the overall  performance  of the
                                      Fund's    portfolio   and   the   general
                                      performance    of   equity    and   other
                                      markets.

                                      The  Investment  Manager  will  regularly
                                      evaluate   each   Portfolio   Manager  to
                                      determine whether its investment  program
                                      is consistent with the Fund's  investment
                                      objective  and  whether  its   investment
                                      performance  is  satisfactory.  Based  on
                                      these    evaluations,    the   Investment
                                      Manager will allocate and  reallocate the
                                      Fund's  assets among  Portfolio  Managers
                                      and  may   terminate  or  add   Portfolio
                                      Managers.  The  termination  of Portfolio
                                      Managers  and the  addition of  Portfolio
                                      Managers  that  do not  manage  Portfolio
                                      Accounts  will not require  the  approval
                                      of Members.

                                      See  "Investment  Objective and Principal
                                      Strategies."

                                      An   investment   in  the  Fund  involves
                                      substantial  risks and no  assurance  can
                                      be given that the Fund will  achieve  its
                                      investment objective.
The Investment Adviser                The    Fund's     investment     adviser,
                                      OppenheimerFunds,  Inc.,  has operated as
                                      an   investment   adviser  since  January
                                      1960.   The   Adviser    (including   its
                                      subsidiaries)   managed  more  than  $130
                                      billion  of assets  as of June 30,  2003.
                                      Its  clients   include  the   Oppenheimer
                                      mutual  funds  with  more  than 7 million
                                      shareholder accounts.

                                      Pursuant   to  an   investment   advisory
                                      agreement  with the Fund  (the  "Advisory
                                      Agreement"),  the Adviser is  responsible
                                      for    developing,    implementing    and
                                      supervising    the   Fund's    investment
                                      program.   The  Adviser  is   authorized,
                                      subject to the  approval of the Board and
                                      Members,  to retain one of its affiliates
                                      to provide  any or all of the  investment
                                      advisory    services   required   to   be
                                      provided  to the  Fund or to  assist  the
                                      Adviser  in  providing   these  services.
                                      See        "Management       of       the
                                      Fund--General."

                                      In consideration of services  provided by
                                      the  Adviser,   the  Fund  will  pay  the
                                      Adviser  a monthly  fee (the  "Management
                                      Fee")  computed  at the  annual  rate  of
                                      1.00%   of   the   aggregate   value   of
                                      outstanding  Interests  determined  as of
                                      the last  day of the  month  (before  any
                                      repurchases  of  Interests  or  Incentive
                                      Allocations).   See  "Management  of  the
                                      Fund." In  addition,  the  Adviser (or an
                                      affiliated  company of the  Adviser  that
                                      it  designates)  is  entitled  to be  the
                                      special  advisory member of the Fund (the
                                      "Special   Advisory   Member")   and   to
                                      receive     in    such     capacity     a
                                      performance-based   incentive  allocation
                                      that is  determined  as a  percentage  of
                                      the net  profits in excess of a preferred
                                      return   otherwise   allocable   to  each
                                      Member   and   allocated   to  a  capital
                                      account  in the  Fund  maintained  solely
                                      for this purpose (the  "Special  Advisory
                                      Account").   See   "Management   of   the
                                      Fund--Incentive Allocation."
The Investment Manager                The Investment  Manager,  an affiliate of
                                      the  Adviser,  has been  retained  by the
                                      Adviser    to   serve   as   the   Fund's
                                      investment  manager  and  is  responsible
                                      for   providing   day-to-day   investment
                                      management  services to the Fund, subject
                                      to  the   supervision   of  the  Adviser.
                                      Since 1984,  the  Investment  Manager and
                                      its affiliates have provided  alternative
                                      investment  solutions to a diverse client
                                      base,  including financial  institutions,
                                      mutual funds, other investment  companies
                                      and high  net  worth  individuals.  These
                                      services  include tracking and evaluating
                                      over   2,000    domestic   and   offshore
                                      investment    funds.    The    Investment
                                      Manager   and   its    affiliates    were
                                      responsible  for the  allocation  of over
                                      $7   billion  of  client   assets   among
                                      alternative investment strategies,  as of
                                      June 30,  2003.  The Adviser will pay the
                                      Investment  Manager a  monthly  fee equal
                                      to 50% of the  amount  of the  Management
                                      Fee  earned by the  Adviser  pursuant  to
                                      the Advisory  Agreement.  See "Management
                                      of the Fund." In  addition,  the  Adviser
                                      has designated the Investment  Manager as
                                      the Special  Advisory  Member entitled to
                                      receive     in    such     capacity     a
                                      performance-based   incentive  allocation
                                      that is  determined  as a  percentage  of
                                      the net  profits in excess of a preferred
                                      return   otherwise   allocable   to  each
                                      Member.    The    Investment    Manager's
                                      retention   as  the   Fund's   investment
                                      manager  was  approved  by the  Board and
                                      was also  approved  by the Adviser as the
                                      Fund's sole initial Member.
Incentive Allocation                  The Adviser (or an affiliated  company of
                                      the  Adviser  that  it   designates)   is
                                      entitled  to receive a  performance-based
                                      allocation   equal   to  5%  of  the  net
                                      profits,   if  any,   in  excess  of  the
                                      "Preferred   Return"   (described  below)
                                      that  otherwise  would have been credited
                                      to the  capital  account  of each  Member
                                      (the   "Incentive    Allocation").    The
                                      Incentive   Allocation  will  be  debited
                                      from each  Member's  capital  account and
                                      credited   to   the   Special    Advisory
                                      Account,  and  generally  will be made as
                                      of the end of each  calendar  year (which
                                      commenced  December 31,  2002),  and upon
                                      the  repurchase of the Member's  Interest
                                      (or any portion  thereof).  It will apply
                                      only to net  profits  for the  applicable
                                      period   that   exceed   both:    (i) the
                                      Preferred  Return  for  the  period;  and
                                      (ii) any  balance  in  a  "Loss  Recovery
                                      Account"  (described  below)  established
                                      for the Member.

                                      The   Preferred   Return   is  an  amount
                                      determined    by   applying   an   annual
                                      percentage   rate  equal  to  the  2-year
                                      Treasury  constant  maturity  rate to the
                                      capital  account  balance  of a Member as
                                      of the  beginning  of each fiscal  period
                                      within  the  applicable  the  period  for
                                      which the  Incentive  Allocation is to be
                                      determined  (an   "Allocation   Period").
                                      The  2-year  Treasury  constant  maturity
                                      rate  used  for  this   purpose  will  be
                                      established  at  the  beginning  of  each
                                      calendar  year and  will be such  rate as
                                      is reported by the Board of  Governors of
                                      the  Federal  Reserve  System  as of  the
                                      last  business day of the prior  calendar
                                      year.

                                      The  Incentive  Allocation  will  be made
                                      only   with   respect   to  net   profits
                                      allocable  to a Member  that  exceed  any
                                      balance  in the  Member's  Loss  Recovery
                                      Account.  The Loss Recovery  Account is a
                                      memorandum  account  with respect to each
                                      Member  that has an  initial  balance  of
                                      zero.  As of  the  first  day  after  the
                                      close  of  each  Allocation  Period,  the
                                      balance  of the  account is  adjusted  in
                                      the   manner   provided   by  the  Fund's
                                      Limited  Liability Company Agreement (the
                                      "LLC  Agreement") to increase the balance
                                      to reflect  net losses  allocated  to the
                                      Member and to decrease  the balance  (but
                                      not  below   zero)  to  reflect  any  net
                                      profits  allocated  to  the  Member.  The
                                      Loss Recovery  Account operates to assure
                                      that  a  Member  is  not  subject  to the
                                      Incentive   Allocation   on  net  profits
                                      except to the extent  they  exceed  prior
                                      net losses.

                                      With respect to a repurchase  by the Fund
                                      as of a date  that  would  not,  but  for
                                      such   repurchase,   be  the  end  of  an
                                      Allocation    Period,    the    Incentive
                                      Allocation  will apply on a proportionate
                                      basis  if  a   portion   of  a   Member's
                                      Interest is  repurchased  by the Fund. In
                                      such case, the Incentive  Allocation will
                                      be made on a pro rata  portion of any net
                                      profits  allocable  to the Member  (based
                                      on   the   percentage   portion   of  the
                                      Interest     repurchased),     and     by
                                      attributing  a pro  rata  portion  of the
                                      Preferred  Return and any  balance in the
                                      Loss  Recovery  Account to the portion of
                                      the  Interest  being   repurchased  (with
                                      appropriate  reduction  to the  Preferred
                                      Return and the  remaining  balance of the
                                      Loss  Recovery  Account as to the portion
                                      of    the    Interest    that    is   not
                                      repurchased).   See  "Management  of  the
                                      Fund--Incentive Allocation."

                                      The    Adviser   has    designated    the
                                      Investment   Manager   as   the   Special
                                      Advisory  Member of the Fund  entitled to
                                      receive  the  Incentive  Allocation.  See
                                      "Management of the Fund--General."
Administration Fee                    Pursuant to an  Administration  Agreement
                                      between  the  Fund and the  Adviser,  the
                                      Fund will pay the  Adviser a monthly  fee
                                      computed  at the annual  rate of 0.25% of
                                      the   aggregate   value  of   outstanding
                                      Interests  determined  as of the last day
                                      of the month (before any  repurchases  of
                                      Interests  or Incentive  Allocations)  in
                                      consideration for certain  administrative
                                      services  provided  to  the  Fund  by the
                                      Adviser.    See    "Management   of   the
                                      Fund--Administrative Services."
Investor Servicing Fee                The    Fund    will    pay   a   fee   to
                                      OppenheimerFunds  Distributor,  Inc. (the
                                      "Distributor")   to   reimburse   it  for
                                      payments  made  to   broker-dealers   and
                                      certain  financial   advisers  that  have
                                      agreed  to   provide   ongoing   investor
                                      services    and    account    maintenance
                                      services  to  investors  in the Fund that
                                      are their  customers  ("Investor  Service
                                      Providers").   This   fee  will  be  paid
                                      quarterly and will be in an amount,  with
                                      respect   to   each   Investor    Service
                                      Provider,  not to exceed  the  lesser of:
                                      (i)  0.50%  (on an  annualized  basis) of
                                      the   aggregate   value  of   outstanding
                                      Interests  held by investors that receive
                                      services   from  the   Investor   Service
                                      Provider,  determined  as of the last day
                                      of  the  calendar   quarter  (before  any
                                      repurchases    of    Interests   or   the
                                      Incentive   Allocation);   or  (ii)   the
                                      Distributor's   actual  payments  to  the
                                      Investor    Service     Provider.     See
                                      "Management    of    the    Fund--Investor
                                      Servicing Arrangements."
Borrowing                             The Fund is  authorized  to borrow  money
                                      for   investment   purposes,    to   meet
                                      repurchase    requests   and   for   cash
                                      management  purposes.  Borrowings  by the
                                      Fund,  including any borrowings on behalf
                                      of  Portfolio  Accounts,  will be subject
                                      to  a  300%  asset  coverage  requirement
                                      under   the   Investment   Company   Act.
                                      Borrowings  by  Portfolio  Funds  are not
                                      subject   to   this   requirement.    Any
                                      borrowings  by the  Fund  for  investment
                                      purposes (a practice know as  "leverage")
                                      will  be  made   solely   for   Portfolio
                                      Accounts and involve  certain risks.  See
                                      "Risk Factors - Leverage;  Borrowing" and
                                      "Investment   Objective   and   Principal
                                      Strategies - Borrowing; Use of Leverage."
Investor Qualifications               Interests   are  being  offered  only  to
                                      investors  that  represent  that they are
                                      individuals  or  companies   (other  than
                                      investment  companies)  that  have  a net
                                      worth (or in the case of  individuals,  a
                                      joint net worth  with  their  spouse)  of
                                      more  than  $1,500,000  or that they meet
                                      certain other qualification  requirements
                                      ("Qualified  Investors").   In  addition,
                                      Interests   are  being  offered  only  to
                                      investors  that  are  U.S.   persons  for
                                      Federal  income tax  purposes and may not
                                      be  purchased  by  charitable   remainder
                                      trusts.

                                      Before  an  investor  may  invest  in the
                                      Fund,  the  Distributor or the investor's
                                      sales   representative   will  require  a
                                      certification  from the investor  that it
                                      is a Qualified  Investor and that it will
                                      not transfer  its Interest  except in the
                                      limited  circumstances   permitted  under
                                      the   LLC   Agreement.   (The   form   of
                                      investor    certification    that    each
                                      investor   will  be   asked  to  sign  is
                                      contained   in   Appendix   A   of   this
                                      prospectus.)     If     an     investor's
                                      certification   is  not  received  on  or
                                      before  the  date  Interests  are  to  be
                                      issued,  the investor's order will not be
                                      accepted.  See "Investor Qualifications."
Investor Suitability                  An   investment   in  the  Fund  involves
                                      substantial risks.

                                      It is possible  that an investor may lose
                                      some  or all of  its  investment.  Before
                                      making   an   investment   decision,   an
                                      investor    should   (i)   consider   the
                                      suitability  of  this   investment   with
                                      respect to its investment  objectives and
                                      personal   situation  and  (ii)  consider
                                      factors  such as its  personal net worth,
                                      income,    age,   risk    tolerance   and
                                      liquidity needs.
The Offering                          Interests   are   offered   and   may  be
                                      purchased  on a monthly  basis or at such
                                      other times as may be  determined  by the
                                      Board.

                                      The  minimum  initial  investment  in the
                                      Fund   by   an    investor   is   $50,000
                                      (including  the  applicable  sales load).
                                      Subsequent  investments  must be at least
                                      $5,000  (including the  applicable  sales
                                      load).    Investments    of   less   than
                                      $500,000  are  subject to a sales load of
                                      2.5% and  investments of $500,000 or more
                                      will be  subject to a sales load of 1.5%,
                                      in each case  computed as a percentage of
                                      the  public  offering   price.   Under  a
                                      right  of  accumulation  offered  by  the
                                      Fund,  the  amount  of  each   additional
                                      investment  in the Fund by a Member  will
                                      be  aggregated  with  the  amount  of the
                                      Member's   initial   investment  and  any
                                      other   additional   investments  by  the
                                      Member  in  determining   the  applicable
                                      sales  load.  The  right of  accumulation
                                      also applies to  investments  in the Fund
                                      by an investor's  spouse and  investments
                                      for   certain   related   accounts.    In
                                      addition,  no sales  load will be charged
                                      to  certain  types  of  investors.  To be
                                      eligible  to  receive  a  waiver  of  the
                                      sales load,  an investor  must advise the
                                      Distributor  or  the  selling  broker  or
                                      dealer  when  making an  investment.  See
                                      "Distribution Arrangements."

                                      The  full  amount  of the  sales  load is
                                      reallowed by the  Distributor  to selling
                                      brokers and  dealers.  In  addition,  the
                                      Distributor  (or  one of its  affiliates)
                                      may   pay   from   its   own    resources
                                      additional  compensation  to brokers  and
                                      dealers  of  up to 1%  of  the  value  of
                                      Interests   sold  by  such   brokers  and
                                      dealers.
Distribution Policy                   The  Fund  has no  present  intention  of
                                      making periodic  distributions of its net
                                      income  or  gains,  if any,  to  Members.
                                      The  amount  and times of  distributions,
                                      if any,  will be  determined  in the sole
                                      discretion  of the Board.  Whether or not
                                      distributions  are made,  Members will be
                                      required  each  year  to  pay  applicable
                                      Federal and state income taxes.
Unlisted Closed-End Structure;        The  Fund  is  a  closed-end   management
  Limited Liquidity and               investment   company.   Closed-end  funds
  Transfer Restrictions               differ    from    open-end     management
                                      investment  companies  (commonly known as
                                      mutual  funds)  in  that  investors  in a
                                      closed-end  fund,  such as the  Fund,  do
                                      not  have  the  right  to  redeem   their
                                      shares or interests on a daily basis.

                                      In  addition,  there is no public  market
                                      for  Interests  and none is  expected  to
                                      develop.  With very  limited  exceptions,
                                      Interests  are  not   transferable,   and
                                      liquidity  will be provided  only through
                                      repurchase  offers made from time to time
                                      by the Fund,  as described  below.  If an
                                      investor   attempts   to   transfer   its
                                      Interest   in   violation   of  the   LLC
                                      Agreement,   the  transfer  will  not  be
                                      permitted    and   will   be   void.   An
                                      investment   in  the  Fund  is  therefore
                                      suitable  only for investors who can bear
                                      the  risks  associated  with the  limited
                                      liquidity  of  Interests  and  should  be
                                      viewed as a long-term investment.
                                      Interests  generally  may  be  held  only
                                      through  the  Distributor  or a broker or
                                      dealer  that has  entered  into a selling
                                      agreement with the Distributor.
Repurchases of Interests              No Member  will have the right to require
                                      the   Fund   to   redeem   the   Member's
                                      Interest.  The  Fund  from  time  to time
                                      may  offer  to   repurchase   outstanding
                                      Interests  pursuant to written tenders by
                                      Members.  Repurchase  offers will be made
                                      at such  times  and on such  terms as may
                                      be  determined  by the  Board in its sole
                                      discretion,  and generally will be offers
                                      to  repurchase a specified  dollar amount
                                      of   outstanding   Interests.   The  Fund
                                      offered  to  repurchase  Interests  as of
                                      December  31,  2002 and March  31,  2003,
                                      and will  offer  thereafter,  twice  each
                                      year,  as of  the  last  business  day of
                                      March and  September.  A  redemption  fee
                                      equal  to  1.00%  of  the   value  of  an
                                      Interest  (or  portion  of  an  Interest)
                                      repurchased  by the  Fund  will  apply if
                                      the date as of which the  Interest  is to
                                      be valued for purposes of  repurchase  is
                                      less than one year  following the date of
                                      a  Member's  initial  investment  in  the
                                      Fund. If  applicable,  the redemption fee
                                      will be  deducted  before  payment of the
                                      proceeds   of  a   repurchase.   The  LLC
                                      Agreement  provides that the Fund will be
                                      dissolved  if the  Interest of any Member
                                      that has submitted a written  request for
                                      repurchase    of   its    Interest,    in
                                      accordance  with  the  terms  of the  LLC
                                      Agreement,  has not been  repurchased  by
                                      the Fund  within a  period  of two  years
                                      after the Member's request.

                                      If a repurchase  offer is  oversubscribed
                                      by  Members  who  tender  Interests,  the
                                      Fund  will  repurchase  only  a pro  rata
                                      portion of the Interest  tendered by each
                                      Member.   In   addition,   a  Member  who
                                      tenders for repurchase  only a portion of
                                      an Interest  will be required to maintain
                                      a  minimum  capital  account  balance  of
                                      $50,000,   net  of  the   amount  of  the
                                      Incentive Allocation,  if any, that is to
                                      be debited  from the  capital  account of
                                      the  Member  as of the date that the Fund
                                      values  Interests  for  repurchase.   The
                                      Fund  maintains  the right to reduce  the
                                      portion of an Interest to be  repurchased
                                      from  a  Member  so  that  the   required
                                      minimum   capital   account   balance  is
                                      maintained.

                                      The  Fund  may  redeem  all or part of an
                                      Interest  if,  among other  reasons,  the
                                      Adviser  determines  that it  would be in
                                      the  best  interests  of the  Fund  to do
                                      so.  The  Fund   reserves  the  right  to
                                      reduce  that  portion of the  Interest to
                                      be  purchased  from a Member to  maintain
                                      the Member's  capital  account balance at
                                      $50,000 if a Member  tenders a portion of
                                      an Interest  and the  repurchase  of that
                                      portion would cause the Member's  capital
                                      account   balance   to  fall  below  this
                                      required  minimum.  See  "Repurchases  of
                                      Interests  and  Transfers--No   Right  of
                                      Redemption"   and    "--Repurchases    of
                                      Interests."
Taxation
                                      Special  Fund  Counsel  has  rendered  an
                                      opinion  that the Fund will be treated as
                                      a partnership  and not as an  association
                                      taxable  as  a  corporation  for  Federal
                                      income   tax   purposes.   Special   Fund
                                      Counsel  has also  rendered  its  opinion
                                      that,  under a "facts and  circumstances"
                                      test set forth in regulations  adopted by
                                      the U.S.  Treasury  Department,  the Fund
                                      will  not  be  treated  as  a   "publicly
                                      traded   partnership"    taxable   as   a
                                      corporation.    Accordingly,   the   Fund
                                      should not be  subject to Federal  income
                                      tax,  and each Member will be required to
                                      report on its own annual tax return  such
                                      Member's   distributive   share   of  the
                                      Fund's taxable income or loss.

                                      If  it  were  determined  that  the  Fund
                                      should be treated as an  association or a
                                      publicly traded partnership  taxable as a
                                      corporation  (as a result of a successful
                                      challenge  to the  opinions  rendered  by
                                      counsel  to the Fund or  otherwise),  the
                                      taxable  income  of  the  Fund  would  be
                                      subject to  corporate  income tax and any
                                      distributions  of  profits  from the Fund
                                      would  be  treated  as   dividends.   See
                                      "Taxes."
ERISA Plans And Other                 Because the Fund and Portfolio  Funds may
  Tax-Exempt Entities                 use  leverage,  investors  subject to the
                                      Employee  Retirement  Income Security Act
                                      of 1974  ("ERISA")  and other  tax-exempt
                                      investors  may incur income tax liability
                                      to the  extent  the  Fund's  transactions
                                      are treated as giving  rise to  unrelated
                                      business  taxable  income.  The  Fund  is
                                      not    designed   for    investment    by
                                      charitable    remainder    trusts    and,
                                      therefore,  such trusts may not  purchase
                                      Interests.  See "Taxes."
Risks and Special Considerations      An   investment   in  the  Fund  involves
                                      substantial     risks     and     special
                                      considerations,       including       the
                                      following:
                                      o     Investing  in the Fund  can  result
                                            in a loss of capital invested.
                                      o     Various risks are  associated  with
                                            the     securities     and    other
                                            instruments   in  which   Portfolio
                                            Managers   may   invest   and   the
                                            specialized  investment  techniques
                                            they may use.
                                      o     The Fund is, and certain  Portfolio
                                            Funds  may  be,  newly  formed  and
                                            have no operating histories.
                                      o     Interests     are     subject    to
                                            substantial     restrictions     on
                                            transfer     and    have    limited
                                            liquidity.
                                      o     The Fund is a non-diversified  fund
                                            and  invests  in  Portfolio   Funds
                                            that  may  not   have   diversified
                                            investment  portfolios  and may, in
                                            some   cases,   concentrate   their
                                            investments  in a  single  industry
                                            or group of related industries.
                                      o     Portfolio  Managers will charge the
                                            Fund     asset-based    fees    and
                                            typically  will also be entitled to
                                            receive           performance-based
                                            allocations.     These    are    in
                                            addition to the fees and  Incentive
                                            Allocation imposed by the Fund.
                                      o     Performance-based  allocations  may
                                            create     incentives    for    the
                                            Investment  Manager or a  Portfolio
                                            Manager to make risky investments.
                                      o     The   Adviser,    the    Investment
                                            Manager  and   Portfolio   Managers
                                            have    conflicts    of   interest.
                                            Portfolio    Managers    may,    in
                                            pursuing   independently   of   one
                                            another      their       respective
                                            investment    objectives,    effect
                                            offsetting   transactions,    which
                                            could  result  in the Fund  bearing
                                            transactional     costs     without
                                            obtaining any benefit.
                                      o     Portfolio  Funds generally will not
                                            be    registered    as   investment
                                            companies   under  the   Investment
                                            Company Act.
                                      o     The  Investment  Manager  may  have
                                            little     or    no     means    of
                                            independently             verifying
                                            information  provided by  Portfolio
                                            Managers.
                                      o     Investors will bear fees,  expenses
                                            and  performance-based  allocations
                                            at the Fund  level  and also at the
                                            Portfolio    Fund   or    Portfolio
                                            Account level.
                                      o     The   Fund   may  be   subject   to
                                            performance-based   allocations  by
                                            Portfolio   Managers  even  if  the
                                            Fund's    overall    returns    are
                                            negative.
                                      o     The  Fund   may   make   additional
                                            investments     in    or     effect
                                            withdrawals  from  Portfolio  Funds
                                            only at certain times.
                                      o     The  Fund  may  receive  securities
                                            that are  illiquid or  difficult to
                                            value    in     connection     with
                                            withdrawals and distributions  from
                                            Portfolio Funds.
                                      o     Delays   in    Portfolio    Manager
                                            reporting   may  delay  reports  to
                                            Members  and  require   Members  to
                                            seek  extensions of the deadline to
                                            file their tax returns.
                                      o     The  fees   and   performance-based
                                            allocations  payable  by  the  Fund
                                            and  Members  are higher than those
                                            of    most     other     registered
                                            investment companies.

                                      In view of the  risks  noted  above,  the
                                      Fund should be  considered a  speculative
                                      investment  and  investors  should invest
                                      in the Fund  only if they can  sustain  a
                                      complete loss of their investment.

                                      No  guarantee or  representation  is made
                                      that the  investment  program of the Fund
                                      or  any   Portfolio   Manager   will   be
                                      successful,  that the  various  Portfolio
                                      Managers  selected will produce  positive
                                      returns  or that  the Fund  will  achieve
                                      its investment objective.
                                      See "Risk Factors."

                                 52

                              SUMMARY OF FUND EXPENSES

            The  following  table  illustrates  the expenses and fees that the
Fund expects to incur and that investors can expect to bear.

Investor Transaction Expenses
   Maximum Sales Load (as a percentage of offering price).....2.50%  (1)
   Redemption Fee (as percentage of value of Interest repurchased)      1.00%
      (applies to repurchases less than one year after date of initial investment)

Annual Expenses (as a percentage of net assets attributable to
   Interests)
   Management Fee.............................................1.00%
   Administration Fee.........................................0.25%
   Investor Servicing Fee.....................................0.11%
   Other expenses.............................................0.60% (2)
   Total annual expenses
      (excluding Incentive Allocation)........................1.96%

   Incentive Allocation.......................................5.00% (3)
      (as percentage of net profits in excess of Preferred Return)

   (1)   Investments  of less than  $500,000  are  subject  to a sales load of
         2.5% and  investments  of $500,000 or more will be subject to a sales load of 1.5%,  in each case as a  percentage  of the public  offering price.  Under  a right  of  accumulation  offered  by the  Fund,  the amount of each additional  investment in the Fund by a Member will be aggregated  with the amount of the Member's  initial  investment  and any other  additional  investments by the Member in  determining  the applicable  sales  load.  No sales  load will be  charged  to certain types of investors.  See "Distribution Arrangements."

   (2)   Does not include  ongoing  offering  costs (which are not expected to exceed 1% of net  assets  annually)  which will be charged to capital as incurred  and borne by Members pro rata in  accordance  with their respective capital account balances.

   (3)   The Adviser (or an affiliate of the Adviser  that it  designates)  is entitled  to receive a  performance-based  allocation  equal to 5% of the net  profits,  if any, in excess of the  "Preferred  Return" that otherwise  would have been  credited to the  capital  account of each
         Member  (the  "Incentive  Allocation").  The  Preferred  Return is an
         amount  determined by applying an annual percentage rate equal to the
         2-year  Treasury  constant  maturity  rate  to  the  capital  account balance of a Member as of the  beginning of each fiscal period within the  applicable  the period for which the Incentive  Allocation is to be  determined.  The Incentive  Allocation  will be debited from each
         Member's   capital   account  and  credited  to  a  capital   account
         maintained solely for this purpose (the "Special Advisory  Account"), and  generally  will be made  as of the  end of  each  calendar  year
         (which  commenced  December 31, 2002), and upon the repurchase of the
         Member's  Interest (or a portion thereof).  The Incentive  Allocation will be made only with  respect to net profits  allocable to a Member that exceed any balance in the Member's  Loss Recovery  Account.  See
         "Management of the Fund--Incentive Allocation."

            The purpose of the table above is to assist prospective  investors in  understanding  the various  costs and expenses  investors in the Fund will bear directly or  indirectly.  For a more complete  description of the various costs and expenses of the Fund, see "Management of the Fund."

            The  following  examples  are based on the fees and  expenses  set forth above, including the Incentive Allocation,  and should not be considered a representation  of future  expenses.  Actual expenses may be greater or less than those shown,  and the Fund's actual rate of return may be greater or less than the  hypothetical  5% return assumed in the examples.  If the actual rate of return exceeds 5%, or if the  difference  between the Fund's actual rate of return and  Preferred  Return is greater  than the  difference  assumed in the examples  below,  the dollar  amounts of expenses  (which for  purposes of the
examples  are  assumed  to  include  the   Incentive   Allocation)   could  be
significantly higher because of the Incentive Allocation.

            The  following  examples are intended to help you  understand  the cost of  investing  in the  Fund.  The first  table  assumes  that you  invest
$1,000 in the Fund for the time periods indicated.

            The first line in the table below  assumes  that you redeem all of your investment at the end of those periods.  The second line assumes that you
keep  your  investment.   Both  redemption  and  retention  assume  that  your
investment  has a 5% return each year and that the Fund's  operating  expenses remain the same.  Your actual  costs may be higher or lower  because  expenses will vary over time.  Based on these  assumptions  your  expenses  would be as follows:

   ------------------------------------------------------------------
   If shares are
   redeemed:            1 Year    3 Years     5 Years     10 Years
   ------------------------------------------------------------------
   ------------------------------------------------------------------
                        $55       $87         $132        $255
   ------------------------------------------------------------------

   ------------------------------------------------------------------
   If shares are not    1 Year    3 Years     5 Years     10 Years
   redeemed:
   ------------------------------------------------------------------
   ------------------------------------------------------------------
                        $45       $87         $132        $255
   ------------------------------------------------------------------

            The  following  examples are intended to help you  understand  the cost of investing in the Fund.  The next table assumes that you invest $50,000 in the Fund for the time periods indicated.

            The first line in the table below  assumes  that you redeem all of your investment at the end of those periods.  The second line assumes that you
keep  your  investment.   Both  redemption  and  retention  assume  that  your
investment  has a 5% return each year and that the Fund's  operating  expenses remain the same.  Your actual  costs may be higher or lower  because  expenses will vary over time.  Based on these  assumptions  your  expenses  would be as follows:

   ------------------------------------------------------------------
   If shares are        1 Year    3 Years     5 Years     10 Years
   redeemed:
   ------------------------------------------------------------------
   ------------------------------------------------------------------
                        $2,757    $4,355      $6,582      $12,753
   ------------------------------------------------------------------

   ------------------------------------------------------------------
   If shares are not    1 Year    3 Years     5 Years     10 Years
   redeemed:
   ------------------------------------------------------------------
   ------------------------------------------------------------------
                        $2,255    $4,355      $6,582      $12,753
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                                    RISK FACTORS

            An investment in the Fund involves  substantial  risks,  including the risk that the entire amount  invested may be lost.  The Fund allocates its assets to Portfolio  Managers  and invests in  Portfolio  Funds that invest in and actively trade securities and other financial  instruments using a variety of strategies and investment  techniques that may involve  significant  risks.
Various risks are also  associated  with an investment in the Fund,  including risks relating to the  multi-manager  structure of the Fund, risks relating to compensation  arrangements  and risks  relating  to the limited  liquidity  of
Interests.

            Prospective  investors  should  consider the following  factors in determining  whether  an  investment  in the  Fund is a  suitable  investment.
However,  the risks  enumerated below should not be viewed as encompassing all
of  the  risks  associated  with  an  investment  in  the  Fund.   Prospective
investors  should read this entire  prospectus and the statement of additional information  of the Fund (the  "SAI")  and  consult  with  their own  advisers before  deciding  whether to invest.  In  addition,  as the Fund's  investment program develops and changes over time (subject to limitations  established by the Fund's investment  policies and  restrictions),  an investment in the Fund may in the future be subject to additional and different risk factors.

INVESTMENT-RELATED RISKS

            General  Economic  and  Market  Conditions.  The  success  of  the
Fund's  investment  program  may be affected  by general  economic  and market conditions,  such as interest rates,  availability of credit, inflation rates,
economic  uncertainty,   changes  in  laws,  and  national  and  international
political  circumstances.  These  factors may affect the level and  volatility of securities  prices and the liquidity of investments held by Portfolio Funds and Portfolio  Accounts.  Unexpected  volatility or  illiquidity  could impair the Fund's profitability or result in losses.

            Highly Volatile Markets.  The prices of commodities  contracts and all  derivative  instruments,  including  futures and  options,  can be highly volatile.  Price movements of forward,  futures and other derivative contracts in which a Portfolio Fund's or Portfolio  Account's assets may be invested are influenced by, among other things,  interest rates, changing supply and demand relationships,  trade,  fiscal,  monetary  and exchange  control  programs and
policies  of  governments,   and  national  and  international  political  and
economic  events and  policies.  In  addition,  governments  from time to time intervene,  directly and by regulation, in certain markets, particularly those in currencies,  financial instruments,  futures and options. Such intervention often is intended  directly to influence  prices and may,  together with other factors,  cause all of such  markets  to move  rapidly  in the same  direction because of, among other things,  interest rate  fluctuations.  Portfolio Funds and  Portfolio  Accounts  are also  subject to the risk of the  failure of any exchanges on which their  positions trade or of the  clearinghouses  for those exchanges.

            Risks of  Securities  Activities.  All  securities  investing  and trading activities  involve the risk of loss of capital.  While the Investment
Manager will attempt to moderate  these risks,  there can be no assurance that the Fund's  investment  activities will be successful or that Members will not
suffer  losses.  The  following   discussion  sets  forth  some  of  the  more
significant risks associated with the Portfolio Managers' styles of investing:

            Equity Securities.  Portfolio Managers' investment  portfolios may include  long and short  positions  in common  stocks,  preferred  stocks  and convertible securities of U.S. and non-U.S.  issuers.  Portfolio Managers also may invest in  depository  receipts  relating to non-U.S.  securities.  Equity securities  fluctuate in value,  often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

            Fixed-Income  Securities.  The value of fixed-income securities in which  Portfolio  Funds and Portfolio  Accounts invest will change in response to  fluctuations  in  interest  rates.  In  addition,  the  value  of  certain fixed-income  securities  can fluctuate in response to  perceptions  of credit
worthiness,   political   stability  or   soundness   of  economic   policies.
Valuations  of  other  fixed-income   instruments,   such  as  mortgage-backed
securities,  may fluctuate in response to changes in the economic  environment that may affect future cash flows.

            Non-U.S.  Investments.  It is expected  that  Portfolio  Funds and
Portfolio  Accounts  will  invest in  securities  of  non-U.S.  companies  and countries.  Investing in these securities involves certain  considerations not usually  associated with investing in securities of U.S. companies or the U.S.
government,  including political and economic considerations,  such as greater
risks  of  expropriation  and  nationalization,   confiscatory  taxation,  the
potential  difficulty of repatriating  funds,  general  social,  political and economic instability and adverse diplomatic  developments;  the possibility of imposition of withholding or other taxes on dividends,  interest, capital gain or other income;  the small size of the  securities  markets in such countries and the low volume of trading,  resulting in potential  lack of liquidity  and in price volatility;  fluctuations in the rate of exchange between  currencies
and  costs  associated  with  currency  conversion;   and  certain  government
policies  that may restrict a Portfolio  Manager's  investment  opportunities.
In addition,  accounting  and financial  reporting  standards  that prevail in foreign  countries  generally are not  equivalent  to United States  standards and,  consequently,  less  information  is available to investors in companies located in such countries than is available to investors in companies  located in the United  States.  Moreover,  an issuer of securities may be domiciled in a  country  other  than  the  country  in whose  currency  the  instrument  is denominated.  The values and relative  yields of investments in the securities markets of different  countries,  and their associated  risks, are expected to
change   independently   of  each  other.   There  is  also  less  regulation,
generally,  of the  securities  markets in foreign  countries than there is in the United  States.  In  addition,  unfavorable  changes  in foreign  currency exchange  rate may  adversely  affect  the U.S.  dollar  values of  securities denominated  in foreign  currencies or traded in non-U.S.  markets.  Portfolio
Managers may, but are  generally not required to hedge against such risk,  and there is no assurance that any attempted hedge will be successful.

            Securities of issuers in emerging and developing  markets  present risks not found in  securities of issuers in more mature  markets.  Securities of issuers in emerging and  developing  markets may be more  difficult to sell at acceptable  prices and their prices may be more volatile than securities of issuers  in more  developed  markets.  Settlements  of  securities  trades  in emerging  and  developing  markets  may be subject to greater  delays  than in other  markets so that the Fund might not receive the  proceeds of a sale of a security on a timely basis.  Emerging  markets  generally  have less developed
trading   markets   and   exchanges,   and  legal  and   accounting   systems.
Investments  in issuers in emerging and  developing  markets may be subject to greater  risks of  government  restrictions  with respect to  withdrawing  the proceeds from sales of such  investments.  Economies of  developing  countries may be  more  dependent  on  relatively  few  industries  that  may be  highly vulnerable to local and global  changes.  Governments of developing  countries may  be  more  unstable  and  present  greater  risks  of  nationalization  or restrictions on foreign ownership of stocks of local companies.

            Illiquid  Portfolio  Investments.  Portfolio  Funds and  Portfolio
Accounts  may  invest  in  securities  that  are  subject  to  legal  or other restrictions  on transfer  or for which no liquid  market  exists.  The market prices,  if any, for such  securities tend to be volatile and a Portfolio Fund or Portfolio  Account may not be able to sell them when it desires to do so or to realize  what it  perceives  to be their fair value in the event of a sale.
The sale of restricted  and illiquid  securities  often requires more time and results in higher  brokerage  charges or dealer  discounts  and other  selling expenses  than does the sale of  securities  eligible  for trading on national
securities   exchanges  or  in  the   over-the-counter   markets.   Restricted
securities may sell at prices that are lower than similar  securities that are not subject to restrictions on resale.

SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

            The   Portfolio   Managers   may  utilize  a  variety  of  special
investment   instruments  and  techniques  to  hedge  the  portfolios  of  the
Portfolio  Funds against  various risks (such as changes in interest  rates or other  factors that affect  security  values) or for  non-hedging  purposes to pursue a Portfolio Fund's or Portfolio Account's investment  objective.  These strategies may be executed  through  derivative  transactions.  Certain of the special investment  instruments and techniques that the Portfolio Managers may use are  speculative  and involve a high degree of risk,  particularly  in the context of non-hedging transactions.

            Derivatives.  Derivatives  are  securities  and other  instruments the  value or  return of which is based on the  performance  of an  underlying asset, index,  interest rate or other investment.  Derivatives may be volatile and involve  various risks,  depending upon the derivative and its function in a portfolio.  Special risks may apply to  instruments  that are invested in by
Portfolio Funds or Portfolio  Accounts in the future that cannot be determined at this  time or until  such  instruments  are  developed  or  invested  in by
Portfolio  Funds or  Portfolio  Accounts.  Certain  swaps,  options  and other derivative  instruments  may be subject to various  types of risks,  including market risk,  liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial  soundness and  creditworthiness  of the counterparty, legal risk and operations risk.

            Call and Put  Options.  There are risks  associated  with the sale and  purchase of call and put  options.  The seller  (writer) of a call option which is covered (e.g., the writer holds the underlying  security) assumes the risk of a decline in the market  price of the  underlying  security  below the purchase  price of the  underlying  security  less the premium  received,  and gives  up the  opportunity  for  gain on the  underlying  security  above  the exercise  price of the option.  The seller of an uncovered call option assumes the risk of a  theoretically  unlimited  increase  in the market  price of the underlying  security  above the exercise  price of the option.  The securities necessary  to satisfy the exercise of the call option may be  unavailable  for purchase  except at much higher prices.  Purchasing  securities to satisfy the exercise of the call option can itself  cause the price of the  securities  to rise further,  sometimes by a significant  amount,  thereby  exacerbating  the loss.  The  buyer of a call  option  assumes  the risk of  losing  its  entire premium  invested  in the call  option.  The seller  (writer)  of a put option which is covered  (e.g.,  the writer has a short  position  in the  underlying security)  assumes  the  risk  of an  increase  in  the  market  price  of the
underlying   security  above  the  sales  price  (in  establishing  the  short position) of the underlying  security plus the premium received,  and gives up the opportunity  for gain on the underlying  security below the exercise price of the option.  The seller of an  uncovered  put option  assumes the risk of a decline in the market  price of the  underlying  security  below the  exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

            Hedging  Transactions.   The  Portfolio  Managers  may  utilize  a
variety of financial instruments, such as derivatives,  options, interest rate swaps,  caps  and  floors,  futures  and  forward  contracts  to seek to hedge against  declines in the values of their  portfolio  positions  as a result of changes in currency exchange rates,  certain changes in the equity markets and market interest rates and other events.  Hedging  transactions  may also limit the  opportunity  for gain if the  value  of the  hedged  portfolio  positions should  increase.  It may not be possible for the Portfolio  Managers to hedge against a change or event at a price  sufficient to protect a Portfolio Fund's or  Portfolio  Account's  assets  from the  decline in value of the  portfolio positions  anticipated as a result of such change. In addition,  it may not be possible  to  hedge  against  certain  changes  or  events  at  all.  While  a
Portfolio  Manager may enter into such transactions to seek to reduce currency exchange  rate and  interest  rate  risks,  or the risks of a  decline  in the equity  markets  generally  or one or more  sectors of the  equity  markets in particular,  or the risks posed by the  occurrence  of certain  other  events, unanticipated  changes in currency or interest  rates or  increases or smaller than expected  decreases in the equity  markets or sectors being hedged or the non-occurrence  of other events  being  hedged  against may result in a poorer overall  performance  for the  Fund  than  if the  Portfolio  Manager  had not
engaged  in  any  such  hedging  transaction.   In  addition,  the  degree  of
correlation  between  price  movements  of the  instruments  used in a hedging strategy  and price  movements  in the  portfolio  position  being  hedged may vary.  Moreover,  for a variety of reasons,  the  Portfolio  Managers  may not seek to establish a perfect  correlation  between such hedging instruments and the portfolio  holdings being hedged.  Such imperfect  correlation may prevent the Portfolio  Managers from  achieving the intended  hedge or expose the Fund to additional risk of loss.

            Counterparty  Credit  Risk.  Many  of the  markets  in  which  the
Portfolio  Funds  or  Portfolio   Accounts  effect  their   transactions   are
"over-the-counter"  or  "inter-dealer"  markets.  The  participants  in  these markets  are  typically  not  subject  to  credit  evaluation  and  regulatory oversight  as are  members  of  "exchange  based"  markets.  To the  extent  a
Portfolio Fund or Portfolio Account invests in swaps,  derivative or synthetic instruments, or other over-the-counter  transactions,  on these markets, it is assuming  a credit  risk with  regard to  parties  with whom it trades and may also bear the risk of settlement  default.  These risks may differ  materially from  those  associated  with  transactions  effected  on an  exchange,  which
generally   are   backed   by   clearing   organization   guarantees,    daily
marking-to-market   and  settlement,   and  segregation  and  minimum  capital
requirements   applicable  to   intermediaries.   Transactions   entered  into
directly  between  two  counterparties  generally  do not  benefit  from  such protections.  This exposes a Portfolio  Fund or Portfolio  Account to the risk that a  counterparty  will not settle a  transaction  in  accordance  with its terms  and  conditions  because  of a dispute  over the terms of the  contract
(whether or not bona fide) or because of a credit or liquidity  problem,  thus
                ---- ----
causing  the  Portfolio  Fund or  Portfolio  Account  to  suffer a loss.  Such counterparty  risk  is  accentuated  in the  case  of  contracts  with  longer maturities  where  events  may  intervene  to prevent  settlement,  or where a
Portfolio Fund or Portfolio  Account has concentrated its transactions  with a single  or small  group  of  counterparties.  Portfolio  Funds  and  Portfolio
Accounts are not restricted  from dealing with any particular  counterparty or from  concentrating  any or all of their  transactions  with one counterparty.
However,  the  Investment  Manager,  with the intent to diversify,  intends to
monitor   counterparty  credit  exposure  of  Portfolio  Funds  and  Portfolio
Accounts.  The ability of Portfolio  Funds and Portfolio  Accounts to transact
business  with  any  one  or  number  of  counterparties,   the  lack  of  any
independent evaluation of such counterparties'  financial capabilities and the absence of a  regulated  market to  facilitate  settlement  may  increase  the potential for losses by the Fund.

            Leverage;  Interest  Rates;  Margin.  The  Fund is  authorized  to borrow money for  investment  purposes,  to meet  repurchase  requests and for cash  management  purposes.  Portfolio  Funds  generally are also permitted to borrow money.  The Fund,  Portfolio Funds and Portfolio  Accounts may directly or  indirectly  borrow funds from  brokerage  firms and banks.  Borrowing  for investment  purposes is known as  "leverage."  Portfolio  Funds and  Portfolio
Accounts  may also  "leverage"  by using  options,  swaps,  forwards and other
derivative   instruments.   Although  leverage   presents   opportunities  for
increasing  total  investment   return,  it  has  the  effect  of  potentially
increasing  losses as well. Any event that  adversely  affects the value of an investment,  either  directly or indirectly,  by a Portfolio Fund or Portfolio
Account  could be  magnified  to the extent  that  leverage is  employed.  The cumulative effect of the use of leverage,  directly or indirectly, in a market that moves adversely to the  investments of the entity  employing the leverage could  result  in a loss  that  would be  greater  than if  leverage  were not employed.  In  addition,  to the extent that the Fund,  Portfolio  Managers or
Portfolio  Funds borrow  funds,  the rates at which they can borrow may affect the operating  results of the Fund.  Any borrowings by the Fund for investment purposes will be made solely for Portfolio Accounts.

            In general,  the anticipated use of short-term  margin  borrowings by  Portfolio  Funds and  Portfolio  Accounts  results in  certain  additional risks.  For  example,  should the  securities  that are  pledged to brokers to secure  margin  accounts  decline in value,  or should  brokers from which the
Portfolio  Funds or Portfolio Funds have borrowed  increase their  maintenance margin  requirements  (i.e.,  reduce the  percentage of a position that can be financed),  then the Portfolio Funds or Portfolio Accounts could be subject to a "margin call," pursuant to which they must either deposit  additional  funds with the broker or suffer mandatory  liquidation of the pledged  securities to compensate  for the decline in value.  In the event of a  precipitous  drop in the value of the assets of a Portfolio  Fund or  Portfolio  Account,  it might not be able to liquidate  assets quickly enough to pay off the margin debt and might suffer  mandatory  liquidation  of  positions  in a declining  market at relatively  low  prices,  thereby  incurring  substantial  losses.  For  these reasons,  the use of  borrowings  for  investment  purposes  is  considered  a speculative investment practice.

            Short  Selling.   The  Portfolio  Managers  may  engage  in  short
selling.  Short selling  involves  selling  securities  that are not owned and borrowing  the  same  securities  for  delivery  to  the  purchaser,  with  an obligation to replace the borrowed  securities at a later date.  Short selling allows an  investor to profit  from  declines  in market  prices to the extent such  declines  exceed the  transaction  costs and the costs of borrowing  the securities.  A short sale creates the risk of an unlimited  loss, as the price of the underlying  security could  theoretically  increase without limit, thus increasing  the cost of buying those  securities to cover the short  position.
There  can be no  assurance  that the  securities  necessary  to cover a short position will be available for  purchase.  Purchasing  securities to close out the short  position  can  itself  cause the  price of the  securities  to rise further,  thereby  exacerbating the loss. For these reasons,  short selling is considered a speculative investment practice.

            Portfolio  Funds and  Portfolio  Accounts  may also  effect  short sales "against the box." These  transactions  involve selling short securities that are owned (or that a Portfolio  Fund or  Portfolio  Account has the right to obtain).  When a Portfolio  Fund or Portfolio  Account  enters into a short sale  against the box,  it will set aside  securities  equivalent  in kind and
amount  to  the   securities   sold  short  (or   securities   convertible  or
exchangeable  into such  securities) and will hold such  securities  while the short sale is outstanding.  Portfolio Funds and Portfolio  Accounts will incur transaction costs,  including  interest expenses,  in connection with opening, maintaining and closing short sales against the box.

GENERAL RISKS

            Lack of Operating  History.  Certain  Portfolio Funds may be newly formed  entities  that  have  no  operating  histories.  In  such  cases,  the
Investment  Manager will have  evaluated the past  investment  performance  of
Portfolio  Managers  or  their  personnel.   However,   this  past  investment
performance  may not be indicative of the future results of an investment in a
Portfolio  Fund  managed  by a  Portfolio  Manager.  Although  the  Investment
Manager,  its affiliates  and their  personnel  have  considerable  experience evaluating  the  performance  of  alternative  asset  managers  and  providing manager  selection  and asset  allocation  services  to  clients,  the  Fund's investment  program  should be  evaluated  on the basis  that  there can be no assurance that the  Investment  Manager's  assessments of Portfolio  Managers, and in turn their  assessments  of the  short-term  or long-term  prospects of investments,  will  prove  accurate.  Thus,  the  Fund  may  not  achieve  its investment objective and the Fund's net asset value may decrease.

            Non-Diversified  Status and  Industry  Concentration.  The Fund is
a  "non-diversified"   investment  company.  Thus,  there  are  no  percentage
limitations  imposed by the  Investment  Company Act of 1940,  as amended (the
"Investment  Company Act") on the  percentage of the Fund's assets that may be
invested  in  the   securities  of  any  one  issuer.   Also,   there  are  no
requirements  that the  investments  of Portfolio  Funds be  diversified.  The portfolio  of the Fund may  therefore  be  subject  to  greater  risk than the portfolio  of a similar  fund that  diversifies  its  investments.  To address this risk,  not more than 10% of the Fund's net assets  will be  allocated  to any one Portfolio Manager.

      In addition, although the Fund will not invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities)
of issuers engaged in a single industry or group of related industries (but will invest 25% or more of the value of its total assets in Portfolio Funds that pursue market neutral investment strategies except during temporary periods of adverse market conditions affecting Portfolio Funds that pursue such strategies), Portfolio Funds generally are not subject to similar industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries.  The Fund will not invest in a
Portfolio Fund if, as a result of such investment, 25% or more of the value of the Fund's total assets will be invested in Portfolio Funds that, in the aggregate, have investment programs that focus on investing in any single industry or group of related industries.  Nevertheless, it is possible that, at any given time, the assets of Portfolio Funds in which the Fund has invested will, in the aggregate, have investments in a single industry or group of related industries constituting 25% or more of the value of their combined total assets.  The Fund does not believe that this situation is likely to occur given the nature of its investment program.  However, because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at some times be invested, indirectly through Portfolio Funds in which it invests, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors.  Portfolio Funds are not generally required to provide current information regarding their investments to their investors (including the
Fund).  Thus, the Fund and the Investment Manager may not be able to determine at any given time whether or the extent to which Portfolio Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry or group of related industries.

            Incentive  Allocation.  Each Portfolio  Manager  generally will be entitled to receive performance-based allocations,  expected to range from 15%
to 25% of net  profits,  with respect to the  Portfolio  Fund that it manages.
Performance-based  allocations may create an incentive for Portfolio  Managers to make  investments  that are  riskier  or more  speculative  than those that might  have  been  made in the  absence  of such  arrangements.  In  addition, because the performance-based  allocations are generally calculated on a basis that includes realized and unrealized  appreciation,  these allocations may be greater than if they were based solely on realized gains.

            In  addition,  the Adviser (or an  affiliate  that it  designates)
will generally be entitled to receive a performance-based  allocation from the net profits,  if any, in excess of the Preferred  Return that otherwise  would have been  credited  to the capital  account of each  Member  (the  "Incentive
Allocation"),  assuming  there is no  positive  balance in the  Member's  Loss
Recovery  Account.  This  special  allocation  of 5% of such net  profits  may create an incentive for the Investment  Manager to make  investment  decisions on behalf of the Fund that are riskier or more  speculative  than would be the case in the absence of the  Incentive  Allocation.  In  addition,  because the
Incentive  Allocation  is  calculated  on a  basis  that  includes  unrealized appreciation  of the Fund's  assets,  the Incentive  Allocation may be greater than if it were  based  solely  on  realized  gains.  See  "Management  of the
Fund--Incentive Allocation."

            Limited  Liquidity;  In-kind  Distributions.  An investment in the
Fund provides  limited  liquidity since Interests may be held only through the
Distributor  or a broker or dealer that has entered  into a selling  agreement with the  Distributor,  and Members will not be able to redeem  Interests on a daily basis  because the Fund is a closed-end  fund.  In  addition,  with very limited  exceptions,  Interests are not  transferable,  and liquidity  will be provided  only through  repurchase  offers made from time to time by the Fund.
An  investment  in the Fund is therefore  suitable  only for investors who can bear the risks  associated with the limited  liquidity of Interests and should be viewed as a long-term investment.

            Payment  for  repurchased   Interests  may  require  the  Fund  to
liquidate  portfolio  holdings  earlier  than  the  Investment  Manager  would otherwise liquidate these holdings,  potentially  resulting in losses, and may increase  the  Fund's  portfolio  turnover.  The  Adviser  and the  Investment
Manager  intend  to  take  measures  (subject  to  such  policies  as  may  be established  by the Board) to attempt to avoid or  minimize  potential  losses and turnover resulting from the repurchase of Interests.

            If a Member  tenders its Interest  (or a portion of its  Interest)
in connection  with a repurchase  offer made by the Fund,  that tender may not be  rescinded  by the  Member  after  the date on which the  repurchase  offer terminates.  However,  the value of  Interests  that are  tendered  by Members generally will not be determined  until a date  approximately  one month later and will be based on the value of the Fund's  assets as of such later date.  A
Member  will thus  continue  to bear  investment  risk  after an  Interest  is tendered for  repurchase and until the date as of which the Interest is valued for purposes of  repurchase.  In addition,  a redemption fee equal to 1.00% of the value of an Interest (or portion of an Interest)  repurchased  by the Fund will apply if the date as of which the  Interest is to be valued for  purposes of repurchase is less than one year  following the date of a Member's  initial investment in the Fund.

            The Fund  expects to  distribute  cash to the holders of Interests that are  repurchased.  However,  there can be no assurance that the Fund will have sufficient  cash to pay for Interests that are being  repurchased or that it will be  able to  liquidate  investments  at  favorable  prices  to pay for repurchased  Interests.  Although the Fund does not  generally  intend to make distributions  in-kind,  under  the  foregoing  circumstances,  and  in  other unusual  circumstances  where the Board  determines that making a cash payment would  result  in a  material  adverse  effect on the Fund or on  Members  not tendering Interests for repurchase,  Members may receive in-kind distributions of  investments  from the  Fund's  portfolio  (valued in  accordance  with the
Fund's  valuation  policies) in connection with the repurchase of Interests by the  Fund.  Any  such  distributions  will be made on the  same  basis  to all
Members in connection with any particular  repurchase  offer.  In addition,  a distribution  may be made  partly  in cash  and  partly  in-kind.  An  in-kind distribution  may consist of securities  that are not readily  marketable  and may be  subject  to  restrictions  on  resale.  Members  receiving  an in-kind
distribution  will  incur  costs,  including  commissions,   in  disposing  of
securities  that  they  receive,  and in the case of  securities  that are not readily  marketable,  Members may not be able to sell the securities except at prices  that are lower than those at which the  securities  were valued by the
Fund or without  substantial  delay. For these various reasons,  an investment
in  the  Interests  is  suitable  only  for   sophisticated   investors.   See
"Repurchases of Interests and Transfers."

            Conflicts of Interest.  The Adviser,  the  Investment  Manager and
their  affiliates,  as  well  as  many of the  Portfolio  Managers  and  their respective  affiliates,  provide  investment  advisory  and other  services to clients  other than the Fund and  Portfolio  Funds.  In  addition,  investment
professionals   associated  with  the  Adviser,   the  Investment  Manager  or
Portfolio  Managers may carry on investment  activities for their own accounts and the accounts of family members  (collectively  with other accounts managed
by  the  Adviser,   the  Investment  Manager  and  their  affiliates,   "Other
Accounts").   The  Fund  and  Portfolio   Funds  have  no  interest  in  these
activities.  As a  result  of  the  foregoing,  the  Adviser,  the  Investment
Manager  and  Portfolio  Managers  will be engaged in  substantial  activities other than on behalf of the Fund and may have differing  economic interests in respect of such  activities  and may have  conflicts of interest in allocating investment opportunities, and their time, between the Fund and Other Accounts.

            There may be circumstances  under which the Investment  Manager or a Portfolio  Manager will cause one or more Other  Accounts to commit a larger percentage of their assets to an investment  opportunity  than the  percentage of the Fund's or a Portfolio  Fund's  assets  they commit to such  investment.
There  also may be  circumstances  under  which the  Investment  Manager  or a
Portfolio  Manager  purchases or sells an investment  for their Other Accounts and does not purchase or sell the same  investment for the Fund or a Portfolio
Fund, or purchases or sells an  investment  for the Fund and does not purchase or sell the same  investment for one or more Other  Accounts.  However,  it is the policy of the  Investment  Manager,  and generally  also the policy of the
Portfolio  Managers,  that:  investment  decisions  for  the  Fund,  Portfolio
Accounts  and  Other  Accounts  be made  based  on a  consideration  of  their
respective   investment   objectives   and  policies,   and  other  needs  and
requirements   affecting  each  account  that  they  manage;   and  investment
transactions  and  opportunities  be fairly  allocated  among  their  clients, including the Fund and Portfolio Funds.

            The Adviser, the Investment Manager,  Portfolio Managers and their respective  affiliates  may have interests in Other Accounts they manage which differ from their  interests  in the Fund and  Portfolio  Funds and may manage such  accounts  on terms  that are more  favorable  to them  than the terms on which they manage the Fund or Portfolio  Funds.  In addition,  the  Investment
Manager  and  Portfolio  Managers  may charge  fees to Other  Accounts  and be
entitled  to  receive  performance-based   incentive  allocations  from  Other
Accounts  that are lower than the fees and  Incentive  Allocation to which the
Fund and its Members are subject.

            Tax  Risks.   A   noncorporate   Member's   share  of  the  Fund's
investment  expenses  (including,  but not limited to, the Management Fee, the administration  fee  paid to the  Adviser  and the  Fund's  share  of any fees payable  by  Portfolio  Funds to the  Portfolio  Managers)  may be  subject to
certain   limitations  on   deductibility   for  regular  Federal  income  tax
purposes.   Such  expenses  may  be  completely  disallowed  for  purposes  of determining the noncorporate  Member's  alternative minimum tax liability will apply.  See "Taxes."

            Distributions  to Members and Payment of Tax  Liability.  The Fund
does not intend to make periodic  distributions of its net income or gains, if any,  to  Members.  Whether or not  distributions  are made,  Members  will be required each year to pay  applicable  Federal and state income taxes on their respective  shares  of  the  Fund's  taxable  income,  and  may  have  to  pay
applicable   taxes   from  other   sources.   The  amount  and  times  of  any
distributions  will be  determined in the sole  discretion  of the Board.  See
"Taxes."

            Possible  Delays  in  Schedule  K-1s.  Each  year,  the Fund  will distribute  Schedules K-1 to Members so that they can prepare their respective income tax returns.  The  preparation  of such returns is each  Member's  sole responsibility.  The Fund's ability to provide final  Schedules K-1 to Members for any given tax year  prior to April 15 of the  following  year will  depend upon when it receives the requisite  information  from  Portfolio  Funds.  The
Fund will provide  Schedules K-1 as soon as practicable  after it receives all necessary  information.  However,  it is  inevitable  that  delays will occur.
Members should therefore be prepared to obtain  extensions of the filing dates for  their  Federal,  state and  local  income  tax  returns.  Members  should consult their personal tax advisers.

            Considerations  for ERISA  Plans and  Other  Tax-Exempt  Entities.
Investors  subject to the Employee  Retirement Income Security Act of 1974, as
amended ("ERISA"),  and other tax-exempt entities,  including employee benefit plans,  Individual  Retirement  Accounts  and  401(k)  and  Keogh  Plans,  may
purchase  Interests.  The Fund's  assets  should not be considered to be "plan assets"  for  purposes  of ERISA's  fiduciary  responsibility  and  prohibited transaction rules or similar  provisions of the Code. For further  information regarding an investment in the Fund by investors  subject to ERISA, see "ERISA
Considerations"  in the  SAI.  Because  the Fund  and the  Portfolio  Funds in
which it invests may use leverage,  a tax-exempt investor may incur income tax liability to the extent the Fund's  transactions are treated as giving rise to unrelated  business  taxable  income.  See  "Taxes."  The Fund is not designed for investment by charitable  remainder  trusts.  For this reason,  charitable remainder trusts may not purchase Interests.

SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

            Portfolio  Funds  generally  will not be  registered as investment companies under the Investment Company Act and,  therefore,  the Fund will not have the benefit of various  protections  afforded by the  Investment  Company
Act  with  respect  to  its  investments  in  Portfolio  Funds.  Although  the
Investment   Manager  expects  to  receive  detailed   information  from  each
Portfolio  Manager   regarding  its  investment   performance  and  investment
strategy on a regular basis,  in most cases the Investment  Manager has little or no means of independently  verifying this information.  A Portfolio Manager may use proprietary  investment strategies that are not fully disclosed to the
Investment Manager,  which may involve risks under some market conditions that are not  anticipated by the Investment  Manager.  In addition,  many Portfolio
Managers will not be registered as investment  advisers  under the  Investment
Advisers Act of 1940 (the  "Advisers  Act") in reliance on certain  exemptions from registration  under that act. In such cases,  Portfolio Managers will not be subject to various  disclosure  requirements  and rules that would apply to registered investment advisers.

            By investing in Portfolio Funds and Portfolio Accounts  indirectly through  the  Fund,  investors  bear  asset-based  fees and  performance-based allocations  at the Fund level and the  Portfolio  Fund or  Portfolio  Account level.  Similarly,  Members bear a proportionate  share of the other operating expenses of the Fund (including the Investor  Servicing Fee and administrative expenses)  and,  indirectly,  similar  expenses  of the  Portfolio  Funds  and
Portfolio  Accounts.  An  investor  who meets the  conditions  imposed  by the
Portfolio  Managers,  including  investment  minimums that may be considerably higher than the $50,000  minimum  imposed by the Fund,  could invest  directly with the Portfolio Managers.

            Each   Portfolio   Manager  will  receive  any   performance-based
allocation to which it is entitled irrespective of the investment  performance of  other  Portfolio  Managers  or the  investment  performance  of  the  Fund generally.  Thus, a Portfolio  Manager with  positive  investment  performance will receive this  allocation from the Fund (and indirectly from Members) even if the Fund's overall investment return is negative.  Investment  decisions of the Portfolio  Managers are made  independently of each other. As a result, at any  particular  time,  one Portfolio  Manager may be purchasing  shares of an issuer for a Portfolio  Fund or Portfolio  Account whose shares are being sold
by  another   Portfolio  Manager  for  another  Portfolio  Fund  or  Portfolio
Account.  In any such  situations,  the Fund could  indirectly  incur  certain transaction costs without accomplishing any net investment result.

            Since  the Fund  may  make  additional  investments  in or  effect
withdrawals   from  a  Portfolio  Fund  only  at  certain  times  pursuant  to limitations  set forth in the governing  documents of the Portfolio  Fund, the
Fund from time to time:  may have to invest a greater  portion  of its  assets temporarily  in  money  market  securities  than it  otherwise  might  wish to invest; may have to borrow money to repurchase Interests;  and may not be able to withdraw its  investment in a Portfolio  Fund promptly  after it has made a decision to do so. This may adversely affect the Fund's  investment  return or increase the Fund's expenses.

            Portfolio  Funds  may  be  permitted  to  redeem  their  interests in-kind.  Thus, upon the Fund's withdrawal of all or a portion of its interest in a Portfolio  Fund,  the Fund may receive  securities  that are  illiquid or difficult to value. In these circumstances,  the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund.

            The Fund may agree to  indemnify  certain of the  Portfolio  Funds and,  subject to certain  limitations  imposed by the Investment  Company Act, certain  Portfolio  Managers from liability,  damage,  cost or expense arising out of, among other things, certain acts or omissions.

            Portfolio Account  Allocations.  The Fund may on occasion allocate its  assets to a  Portfolio  Manager by  retaining  the  Portfolio  Manager to manage a Portfolio  Account for the Fund,  rather than invest in the Portfolio
Manager's   Portfolio  Fund.   Portfolio  Accounts  can  expose  the  Fund  to
theoretically unlimited liability,  and it is possible,  given the leverage at which certain of the Portfolio  Managers will trade,  that the Fund could lose more in a Portfolio Account that is managed by a particular  Portfolio Manager than the Fund has  allocated to such  Portfolio  Manager to invest.  This risk may be  avoided if the Fund,  instead  of  retaining  a  Portfolio  Manager to manage a separate  account  comprised  of a  designated  portion of the Fund's assets,  creates a separate  investment  vehicle for which a Portfolio Manager will serve as general  partner and in which the Fund will be the sole  limited partner.  Use of this  structure,  however,  involves  various  expenses,  and there is no  requirement  that  separate  investment  vehicles  be created for
Portfolio Accounts.

            Estimates.  In most cases,  the Fund will have  little  ability to assess the  accuracy  of the  valuations  received  from a  Portfolio  Manager regarding a Portfolio Fund.  Furthermore,  these  valuations will typically be estimates  only,  subject to revision  based on each  Portfolio  Fund's annual audit.  Revisions to the Fund's gain and loss  calculations will be an ongoing process,  and no appreciation or depreciation  figure can be considered  final until the annual audits of Portfolio Funds are completed.

            Certain  securities in which  Portfolio  Funds invest may not have readily  ascertainable  market  prices.  These  securities  will  nevertheless
generally  be  valued  by  Portfolio   Managers,   which  valuations  will  be
conclusive  with  respect to the Fund,  even though  Portfolio  Managers  will generally face a conflict of interest in valuing such  securities  because the values given to the securities  will affect the  compensation of the Portfolio
Managers.  Any such securities  held by a Portfolio  Account will be valued at their "fair value" as determined in good faith by the Board.

                         INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

THE FUND'S OBJECTIVE AND POLICIES

            The  Fund's  investment  objective  is to seek  long-term  capital appreciation  consistent  with  preservation  of capital  while  attempting to generate  positive  returns over various market cycles.  Current income is not an  objective.  No  assurance  can be given  that the Fund  will  achieve  its investment objective.

            The Fund's  investment  objective  is  fundamental  and may not be changed without the approval of Members.  However,  except as otherwise stated
in this prospectus or in the SAI, the investment  policies and restrictions of the Fund are not  fundamental  and may be  changed  by the  Board.  The Fund's
fundamental   investment  policies  are  listed  in  the  SAI.  Its  principal investment  policies and strategies are discussed  below.  The Fund may change any investment policies and strategies that are not fundamental,  if the Board believes doing so would be consistent with the Fund's investment objective.

THE FUND'S INVESTMENT PROGRAM

            The Fund  pursues  its  investment  objective  by  allocating  its assets for  investment  among a select  group of Portfolio  Managers  that are
alternative   asset  managers  and  employ  a  variety  of  "market   neutral"
investment  strategies.  Market neutral investment  strategies seek to provide predictable  investment  returns regardless of general stock market movements.
The Investment  Manager is primarily  responsible  for selecting the Portfolio
Managers and  determining  the portion of the Fund's assets to be allocated to each Portfolio Manager,  subject to the general supervision of the Adviser and the Board.  The Fund will implement these  allocation  decisions  primarily by investing in Portfolio Funds that are managed by Portfolio  Managers  selected by the Investment Manager.

            Portfolio  Funds are  investment  funds,  typically  organized  as limited  partnerships,  that are not required to register under the Investment
Company Act  because  they do not  publicly  offer  their  securities  and are restricted  as to either the number of  investors  permitted  to invest in the fund or as to the  qualifications  of persons  eligible to invest  (determined with  respect  to the  value  of  investment  assets  held) in the  fund.  The
typical  Portfolio  Fund  will  have  greater   investment   flexibility  than
traditional  investment  funds (such as mutual funds and most other registered investment  companies)  as to the  types of  securities  owned,  the  types of trading strategies employed,  and in many cases, the amount of leverage it may use.

            The  Investment  Manager  takes a  three-tiered  approach to asset allocation and Portfolio  Manager  selection.  Its  methodology is premised on the  belief  that  consistent,  superior  long-term  performance  necessitates first,  a  rigorous,  top-down,  or  macro,  view of the  various  alternative investment  fund  strategies;  second,  an  in-depth  analysis of the types of strategy attributes that best complement the Fund's investment objective;  and third,  identification  of  Portfolio  Managers  whose  investment  styles and historical  investment  returns and risk  characteristics  best  embody  those attributes.

            Under  normal  market  conditions,  at least 80% of the Fund's net assets  (plus  the  amount  of any  borrowings  by  the  Fund  for  investment purposes)  will  be  allocated  to  Portfolio  Managers  that  pursue  "market neutral" investment  strategies.  These strategies  encompass a broad range of investment  programs that historically have exhibited a low correlation to the performance  of  equity,  debt and  other  markets.  They  include  investment programs  involving  use of hedging and  arbitrage  techniques  in the equity, fixed  income,  currency and  commodity  markets.  These  investment  programs employ a variety of sophisticated  investment  techniques that include,  among other things, short sales of securities,  use of leverage, and transactions in derivative  securities and other financial  instruments such as stock options, index options, futures contracts and options on futures.

            The investment  strategies of the Portfolio  Managers may include, among others:
o     Index  arbitrage.  This  strategy  involves  investing  in  a  group  of securities  comprising an index, or a representative sample of an index, in order to capture the pricing  differences  that may arise between the index and the component securities.
o     Interest  rate   arbitrage.   This  strategy   seeks  to  exploit  price
      anomalies  between  related  securities  with prices that  fluctuate  in response to interest rate movements.
o     Merger  arbitrage.  This strategy involves  investing  simultaneously in
      long  and  short  positions  in  companies   involved  in  a  merger  or
      acquisition in order to profit from the expected price  movements of the acquiring and target companies.
o     Convertible bond and warrant hedging.  This strategy involves  investing in undervalued  instruments that are convertible into equity  securities and then  hedging  out  systematic  risks  associated  with  either  the convertible instrument, the underlying security or both.
o     Statistical   long/short  equity  strategies.   This  strategy  involves
      constructing  portfolios of offsetting  long and short equity  positions using mathematical or statistical  techniques to identify relative value between long and short positions.
o     Pairs trading.  This is a specific type of equity hedging  strategy that involves  effecting  offsetting  long and short equity  positions in the same industry or sector.

            Portfolio Managers using arbitrage  strategies attempt to identify
and  exploit   pricing   inefficiencies   between   related   instruments   or
combinations  of  instruments.   Sophisticated  mathematical  and  statistical
techniques  and models are used to attempt to identify  relative value between related  instruments or combinations of instruments and to capture mispricings among such  instruments.  Portfolio  Managers  pursuing  arbitrage  strategies utilize a variety of techniques and models,  ranging from purely quantitative, short-term models to more discretionary  approaches using fundamental research to construct long and short portfolios.

            The  Investment  Manager  will  allocate  the Fund's  assets among available  Portfolio  Managers  that have  demonstrated  records  of  superior investment  performance  in pursuing  market  neutral  investment  strategies, consistent  with the Fund's  goal of  long-term  capital  appreciation,  while focusing  on the risk  characteristics  of  those  strategies  and the  Fund's overall  risk  exposure.  In doing so,  the  Investment  Manager  will seek to construct an  investment  portfolio for the Fund in which there is expected to be a low  overall  degree of  correlation  of the  investment  performance  of
Portfolio  Managers  across  investment  styles and  little or no  correlation between  the  overall  performance  of the Fund's  portfolio  and the  general performance  of  equity  and  other  markets.  The  Fund's  structure  and its investment  approach are intended to provide investors several advantages over direct  investments in private  investment  funds,  including:  the ability to invest in a  professionally  constructed  and  managed  investment  portfolio;
access  to  a  diverse  group  of  Portfolio  Managers  that  utilize  varying investment  styles  and  strategies;  reduced  risk  exposure  that comes from investing with multiple  Portfolio Managers that have exhibited low volatility of  investment  returns and low  correlation  to one another.  The  Investment
Manager expects  generally to allocate the Fund's assets to  approximately  10 to 20 Portfolio Managers.

            The  multi-manager  approach  followed  by the Fund  will  involve allocation  of the Fund's  assets to Portfolio  Managers  that employ  various market neutral  investment  styles and  strategies and will provide  investors access to a variety of  Portfolio  Managers.  The Fund will  invest in various types of Portfolio  Funds  managed by Portfolio  Managers,  including  limited
partnerships,   joint  ventures,   other  investment   companies  and  similar
entities.  However,  the Fund may on  occasion  retain  one or more  Portfolio
Managers  to manage  and  invest  designated  portions  of the  Fund's  assets
(either as  separately  managed  accounts or by creating  separate  investment vehicles in which a  Portfolio  Manager  will serve as general  partner of the vehicle and the Fund will be the sole limited  partner).  (Any  arrangement in which the Fund retains a Portfolio  Manager to manage an account or investment vehicle for the Fund is referred to as a "Portfolio  Account.")  The retention of a  Portfolio  Manager  to manage a  Portfolio  Account  is  subject  to the approval of the Board,  including a majority  of the  persons  comprising  the
Board (the  "Managers")  who are not  "interested  persons," as defined by the
Investment   Company  Act,  of  the  Fund  or  the   Portfolio   Manager  (the
"Independent  Managers").  The  retention of a Portfolio  Manager will in such cases  also be  subject  to  approval  by  Members,  unless the Fund seeks and obtains  an  order of the  Securities  and  Exchange  Commission  (the  "SEC")
exempting  the Fund from this  requirement.  The Fund's  participation  in any
Portfolio  Account  arrangement  will be subject to the  requirement  that the
Portfolio  Manager be registered  as an investment  adviser under the Advisers
Act, and the Fund's  contractual  arrangements with the Portfolio Manager will be subject to the  requirements  of the  Investment  Company Act applicable to investment advisory contracts.

            Portfolio  Managers  will be  selected  on the  basis  of  various criteria,  generally  including,  among  other  things,  an  analysis  of: the
Portfolio  Manager's  performance  during  various  time  periods  and  market cycles;  the Portfolio  Manager's  reputation,  experience  and training;  its articulation of and adherence to its investment  philosophy;  the presence and deemed effectiveness of risk management discipline;  on-site interviews of the management  team;  the  quality  and  stability  of  the  Portfolio  Manager's organization,  including internal and external professional staff; and whether key personnel of the Portfolio Manager have substantial  personal  investments in the  Portfolio  Manager's  investment  program.  Although it is the general policy  of the Fund to  allocate  assets  among  Portfolio  Managers  that use market  neutral  strategies,  the  Investment  Manager may  allocate a limited portion  of the Fund's  assets to  Portfolio  Managers  that do not use market neutral  strategies,  but  which  use other  strategies  that have  investment performance  characteristics that have historically been negatively correlated to the  equity  and debt  markets,  generally,  in an  attempt  to  generate a consistent  return pattern with lower  volatility.  The Fund will not allocate more than 20% of its net assets to these Portfolio Managers.

            Not more than 10% of the Fund's net assets  will be  allocated  to any one Portfolio  Manager.  In addition,  the Fund will limit its  investment position in any one  Portfolio  Fund to less than 5% of the  Portfolio  Fund's outstanding  voting  securities,  absent an SEC order (or assurances  from the
SEC staff) under which the Fund's  contribution and withdrawal of capital from a  Portfolio  Fund in which it holds 5% or more of the  outstanding  interests will  not be  subject  to  various  Investment  Company  Act  prohibitions  on affiliated  transactions.  However,  to permit the  investment  of more of its assets  in  smaller  Portfolio  Funds  deemed  attractive  by  the  Investment
Manager,  the Fund may purchase  non-voting  securities  of  Portfolio  Funds, subject to a limitation  that the Fund will not purchase voting and non-voting interests in a Portfolio  Fund that in the aggregate  represent 25% or more of the Portfolio Fund's outstanding equity.

            Portfolio  Managers will generally  invest primarily in marketable securities,  although certain Portfolio  Managers may also invest in privately placed  securities  and other  investments  that are  illiquid.  Interests  in
Portfolio  Funds will not  themselves be marketable and will only have limited liquidity.  Portfolio  Managers  may  invest  and  trade  in a wide  range  of instruments and markets,  including,  but not limited to, domestic and foreign equities and equity-related  instruments,  currencies,  financial futures, and fixed  income  and other  debt-related  instruments.  Portfolio  Managers  are generally not limited as to the markets  (either by location or type,  such as large capitalization,  small capitalization or non-U.S. markets) in which they may invest or the investment  discipline  that they may employ (such as value, growth or  bottom-up  or  top-down  analysis).  In managing  Portfolio  Funds,
Portfolio  Managers will not be subject to the Fund's investment  policies and restrictions  or the various  limitations and  prohibitions  applicable to the activities of investment  companies  registered  under the Investment  Company
Act  (such  as  the  Fund).  This  involves  various  risks,  including  those associated  with the fact that  Portfolio  Funds are not generally  subject to any  requirements  that  they  diversify  their  investments  or  limit  their investments  in the  securities  of issuers  engaged in a single  industry  or
group  of  related   industries.   See  "Risk   Factors  -  General   Risks  -
Non-Diversified  Status  and  Industry  Concentration."  However,  the  Fund's
investment  policies and  restrictions,  and limitations  and  prohibitions on investments  imposed by the Investment  Company Act, will apply in the case of
Portfolio Accounts.

            The  Investment  Manager will  regularly  evaluate each  Portfolio
Manager to determine  whether its  investment  program is consistent  with the
Fund's  investment  objective  and  whether  its  investment   performance  is
satisfactory.   Based  on  these  evaluations,  the  Investment  Manager  will allocate and  reallocate  the Fund's assets among  Portfolio  Managers and may terminate  or  add  Portfolio  Managers,  as  it  determines  appropriate  and consistent  with the Fund's  investment  objective.  Members  will not vote on the  retention  or  termination  of  a  Portfolio  Manager,  except  that  the retention  of any  Portfolio  Manager to manage a  Portfolio  Account  will be subject  to the  approval  of the  Board  and  Members.  The  Fund may seek to obtain an SEC order  exempting it from the  requirement  that Members  approve
Portfolio  Managers that are retained to manage Portfolio  Accounts.  However, no assurance can be given that such an order will be issued.

BORROWING; USE OF LEVERAGE

            The Fund is  authorized to borrow money for  investment  purposes, to meet  repurchase  requests  and for  cash  management  purposes.  Portfolio
Funds generally are also permitted to borrow money for similar  purposes.  The use of borrowings for investment  purposes is known as "leverage" and involves a high degree of risk. The investment  programs of certain Portfolio  Managers may make extensive use of leverage.  See "Risk Factors--Leverage; Borrowing."

            The Fund is  subject to the  Investment  Company  Act  requirement that an investment  company  satisfy an asset coverage  requirement of 300% of its  indebtedness,  including  amounts  borrowed,  measured  at the  time  the
investment    company   incurs   the   indebtedness   (the   "Asset   Coverage
Requirement").  This  means that the value of the  Fund's  total  indebtedness may not  exceed  one-third  the  value of its  total  assets  (including  such indebtedness).  These  limits  do  not  apply  to  the  Portfolio  Funds  and, therefore,  the  Fund's  portfolio  may be  exposed  to  the  risk  of  highly leveraged  investment  programs of certain Portfolio Funds. The Asset Coverage
Requirement  will apply to  borrowings  by Portfolio  Accounts,  as well as to other  transactions by Portfolio  Accounts that can be deemed to result in the creation of a "senior  security."  Generally,  in conjunction  with investment positions  for  Portfolio  Accounts  that  are  deemed  to  constitute  senior securities,  the Fund must: (i) observe the Asset Coverage  Requirement;  (ii)
maintain  daily a segregated  account in cash or liquid  securities  at such a level  that the  amount  segregated  plus any  amounts  pledged to a broker as collateral  will equal the current value of the position;  or (iii)  otherwise
cover  the  investment   position  with   offsetting   portfolio   securities.
Segregation  of  assets  or  covering  investment  positions  with  offsetting portfolio  securities  may limit a Portfolio  Account's  ability to  otherwise invest those assets or dispose of those securities.

SHORT SELLING

            Portfolio  Funds  and  Portfolio   Accounts  may  sell  securities
short.  To effect a short sale, the Portfolio  Fund or Portfolio  Account will borrow the security  from a brokerage  firm,  or other  permissible  financial
intermediary,   and  make  delivery  to  the  buyer.  The  Portfolio  Fund  or
Portfolio  Account  then is  obligated  to replace  the  borrowed  security by purchasing  it at the market  price at the time of  replacement.  The price at such time may be more or less than the  price at which the  security  was sold short by the  Portfolio  Fund or  Portfolio  Account,  which would result in a loss or gain,  respectively.  The use of short sales is a speculative practice and involves significant risks.  See "Risk Factors--Short Selling."

DERIVATIVES

            Portfolio   Funds  and   Portfolio   Accounts  may  use  financial
instruments,  known as derivatives, for purposes of hedging portfolio risk and for  non-hedging  purposes.  Examples of  derivatives  include stock  options, index  options,  futures and options on futures.  Transactions  in derivatives involve certain risks. See "Risk Factors--Derivatives."

SHORT-TERM AND DEFENSIVE INVESTMENTS

            The Fund will invest its cash reserves in high quality  short-term investments.  These  investments  may include  money  market  instruments  and other short-term debt  obligations,  money market mutual funds, and repurchase agreements  with banks and  broker-dealers.  During  periods of adverse market or economic  conditions,  the Fund may temporarily invest all or a significant portion of its assets in these  securities  or hold cash.  This could  prevent the Fund  from  achieving  its  investment  objective.  Repurchase  agreements involve certain risks that are described in the SAI.

                                     MANAGEMENT OF THE FUND

GENERAL

            The Fund's Board provides broad  oversight over the operations and affairs of the Fund.  A majority of the Board is  comprised of persons who are
Independent Managers.

            OppenheimerFunds,  Inc.  (the  "Adviser")  serves  as  the  Fund's investment adviser,  subject to the ultimate supervision of and subject to any policies  established  by the Board,  pursuant  to the terms of an  investment advisory agreement with the Fund (the "Advisory  Agreement").  It has operated as an  investment  adviser  since January  1960.  The Adviser  (including  its subsidiaries)  managed  more than $130  billion of assets as of June 30, 2003.
Its clients  include  the  Oppenheimer  mutual  funds with more than 7 million shareholder  accounts.  The  Adviser  is located at 498  Seventh  Avenue,  New
York,  New  York  10018  and is an  indirect,  majority  owned  subsidiary  of
Massachusetts Mutual Life Insurance Company.

            Under the  Advisory  Agreement,  the  Adviser is  responsible  for developing,  implementing and supervising the Fund's investment  program.  The
Adviser is  authorized,  subject to the approval of the Board and Members,  to retain one of its affiliates to provide any or all of the investment  advisory services  required  to be  provided  to the Fund or to assist  the  Adviser in providing these services.

            As  compensation  for  services  required  to be  provided  by the
Adviser under the Advisory Agreement,  the Fund will pay the Adviser a monthly fee  (the  "Management  Fee")  computed  at the  annual  rate of  1.00% of the aggregate value of outstanding  Interests determined as of the last day of the month  (before any  repurchases  of Interests or Incentive  Allocations).  The
Adviser (or an affiliated  company of the Adviser that it  designates) is also entitled to be the special advisory member of the Fund (the "Special  Advisory
Member")  and to  receive  in  such  capacity  a  performance-based  incentive allocation  that is  determined as a percentage of the net profits of the Fund otherwise  allocable to each Member.  See  "Management of the Fund-- Incentive
Allocation."

            Tremont Partners,  Inc. (the "Investment  Manager"),  an affiliate of the Adviser,  has been assigned  responsibility  for  providing  day-to-day investment  management services to the Fund, subject to the supervision of the
Adviser.  Since 1984, the Investment  Manager and its affiliates have provided alternative  investment solutions to a diverse client base including financial institutions,  mutual  funds,  other  investment  companies and high net worth individuals.  These  services  include  tracking  and  evaluating  over  2,000 domestic  and  offshore  investment  funds.  The  Investment  Manager  and its affiliates  were  responsible  for the allocation of over $7 billion of client assets among  alternative  investment  strategies,  as of June 30,  2003.  The
Investment  Manager is located at 555  Theodore  Fremd  Avenue,  Rye, New York
10580,  and  since  October  1,  2001  has  been a  majority  owned,  indirect subsidiary of Massachusetts  Mutual Life Insurance  Company.  The Adviser pays a monthly  fee to the  Investment  Manager  equal to 50% of the  amount of the
Management  Fee earned by the  Adviser  pursuant  to the  Advisory  Agreement.
(This fee is  payable  by the  Adviser  and not the Fund).  In  addition,  the
Investment  Manager  has been  designated  by the  Adviser  to be the  Special
Advisory   Member   entitled  to  receive  the   performance-based   incentive
allocation  described above. The Investment  Manager's retention as the Fund's investment  manager  was  approved  by the Board and was also  approved by the
Adviser as the Fund's sole initial Member.

MANAGEMENT TEAM

            The  following  personnel  of the  Investment  Manager will be the persons primarily  responsible for selecting Portfolio Managers and allocating the Fund's assets among the Portfolio Managers:

      Sandra L.  Manzke,  Chairperson  and  Co-Chief  Executive  Officer.  Ms.
      -----------------
      Manzke established Tremont Partners,  Inc. in October 1984 after serving as a Principal at Rogers,  Casey & Barksdale,  Inc.,  from 1976 to 1984.
      Ms.  Manzke is a Director  of certain  private  investment  partnerships managed by the Investment  Manager.  From 1974 to 1976, she worked as an independent  consultant at Bernstein  Macauley where she was responsible for  reviewing  the firm's  products.  At Scudder  Stevens & Clark,  she established one of their internal  measurement systems during her tenure as an  investment  manager  from  1969  to  1974.  Ms.  Manzke  holds  a
      Bachelor of Fine Arts from Pratt Institute.

      Robert I. Schulman,  Co-Chief  Executive  Officer.  Mr.  Schulman joined
      ------------------
      the Investment  Manager in 1994.  Prior to that, he was  responsible for
      Smith Barney's $60 billion  Consulting  Services Division and Retail New
      Product  Development.  At  Smith  Barney,  he was also  involved  in all aspects of investment  management and manager selection  processes.  Mr.
      Schulman  founded the Leveraged  Product Division at E.F. Hutton in 1982
      and was responsible for the development of various derivative  products, as well as growth index and financial  futures and options  trading.  In
      1986, he assumed  responsibility for all retail products offered at E.F.
      Hutton.  He is a graduate of New York  University  and received a Master of Business  Administration  degree in Finance  from the Lubin School of
      Business.

      Barry H. Colvin, CFA - President,  Chief Investment Officer.  Mr. Colvin
      ---------------
      directs  Tremont's   alternative   investment  research  and  heads  the
      Investment  Committee.  Prior to joining  Tremont  Advisers in 1999, Mr.
      Colvin  spent  three  years as Vice  President  and Head of  Alternative
      Investments  and then as  Director  of  Research  for  Asset  Consulting
      Group,  Inc. of St. Louis,  Missouri.  From 1995 to 1997, Mr. Colvin was
      a fixed income trader for General  American  Life, and before that spent two years at  Scottsdale  Securities  as Head of  Business  Development.
      From 1987 to 1994 he worked for Edward D. Jones & Co. in various  roles, eventually  becoming a partner.  Mr.  Colvin  holds a B.A. in  Economics from  the  University  of  Missouri  and is a  holder  of the  Chartered
      Financial Analyst designation.

      Patrick J. Kelly, CFA - Vice President, Director of Manager Research
      ----------------
      Mr. Kelly coordinates and structures  Tremont's  alternative  investment research  department.  He  joined  the  firm  in  June  2001.  Prior  to
      Tremont,  Mr.  Kelly  spent  three  years,  from  1998 to 2001,  as Vice
      President  and Risk Manager for Parker Global  Strategies.  From 1995 to
      1998, Mr. Kelly worked as a Senior Portfolio  Analyst at Ferrell Capital
      Management,  and  from  1993 to  1995,  Mr.  Kelly  worked  for  Kidder,
      Peabody,  & Co. as an analyst.  Mr. Kelly has B.S. in Computer  Science,
      Electrical  Engineering  and  Mathematics  from Hofstra  University  and
      M.B.A in  Finance  from the Frank  Zarb  School of  Business  at Hofstra
      University  and  is  a  holder  of  the  Chartered   Financial   Analyst
      designation.

      Cynthia J. Nicoll - Vice President, Director of Risk Management
      -----------------
      Cynthia Nicoll joined Tremont in December 2000, with  responsibility for establishing  Tremont's risk  management  capabilities.  Ms. Nicoll came to  Tremont  from  Parker  Global  Strategies,  where  she was  Managing
      Director  of  Strategic  Initiatives.  From 1993 to 1999,  she  designed
      hedge  fund-indexed   structured  products  for  Greenwich  Capital  and
      National  Westminster  Bank PLC. From 1979 to 1993, Ms. Nicoll  marketed
      foreign   exchange,   structured   debt   and   other   financings   for
      Manufacturers  Hanover/Chemical  Bank (now JP Morgan).  Ms. Nicoll has a
      B.A. in American  History from Yale  University and an M.B.A. in Finance and International Business from New York University.

      Suzanne S. Hammond,  Senior Vice  President,  Secretary  and  Treasurer.
      ------------------
      Suzanne   Hammond  is   responsible   for  program   analysis  and  fund
      administration/supervision   of  the  Investment  Manager's  proprietary
      products.  Ms.  Hammond  is  also  responsible  for  certain  investment supervision  clients  and is a Director  of certain  private  investment partnerships  managed by the  Investment  Manager.  Prior to joining the
      Investment  Manager in 1989,  Ms.  Hammond  spent six years with Rogers,
      Casey &  Barksdale,  Inc.  as a Senior  Analyst  responsible  for  major consulting clients.  For five years prior to joining Rogers,  Casey, Ms.
      Hammond served as the liaison representative  managing listed midwestern companies on the New York Stock  Exchange,  Inc. She received a Bachelor of Arts  degree in  Russian  History/Economics  from the  University  of
      North Carolina, Chapel Hill and an A.B.A. from Colby Jr. College.

ADMINISTRATIVE SERVICES

            Under the terms of an administration  agreement with the Fund, the
Adviser will provide certain  administrative  services to the Fund, including,
among  others:   providing   office  space  and  other  support  services  and
personnel as necessary to provide such services to the Fund;  supervising  the entities  retained  by the  Fund  to  provide  accounting  services,  investor services and custody services;  handling Member inquiries  regarding the Fund, including but not limited to questions  concerning  their  investments  in the
Fund and capital account  balances;  preparing or assisting in the preparation of  various  reports,  communications  and  regulatory  filings  of the  Fund;
assisting  in the  review of  investor  applications;  monitoring  the  Fund's compliance with Federal and state  regulatory  requirements  (other than those relating to investment  compliance);  coordinating and organizing  meetings of the Board and  meetings  of  Members  and  preparing  related  materials;  and maintaining  and  preserving  certain  books  and  records  of  the  Fund.  In consideration for these services,  the Fund will pay the Adviser a monthly fee computed at the annual  rate of 0.25% of the  aggregate  value of  outstanding
Interests  determined  as  of  the  last  day  of  each  calendar  month  (the
"Administration Fee").

INCENTIVE ALLOCATION

            The  Adviser  (or an  affiliated  company of the  Adviser  that it designates) is entitled to receive a performance-based  allocation equal to 5%
of the net profits,  if any, in excess of the  "Preferred  Return"  (described below) that otherwise  would have been credited to the capital account of each
Member  (the  "Incentive  Allocation").   The  Incentive  Allocation  will  be
debited from a Member's  capital account and credited to the Special  Advisory
Account,  and  generally  will be made  as of the  end of each  calendar  year
(which  commenced  December 31, 2002), and upon the repurchase of the Member's
Interest  (or any portion  thereof).  It will also be made upon the  admission of a substitute  Member to whom the Interest of a Member has been  transferred
(unless no change in beneficial  ownership results from the transfer) and when the Adviser (or an  affiliate)  ceases to serve as  investment  adviser of the
Fund.  (Each period for which the  Incentive  Allocation  is  determined is an
"Allocation  Period.")  The  Incentive  Allocation  will  apply  only  to  net profits  for the  applicable  Allocation  Period that  exceed  both:  (i)  the
Preferred  Return for the Allocation  Period;  and (ii) any balance in a "Loss
Recovery Account" (described below) established for the Member.

            For  purposes  of   calculating   the  Incentive   Allocation  and
determining  amounts  to be  credited  to or  debited  from the Loss  Recovery
Account of a Member,  net profits or net losses will  generally be measured as the net change in the value of the Member's  capital  account  (including  the
effect  of  any  unrealized   appreciation   or  depreciation  in  the  Fund's
investments,  the  Fund's  realized  gains  and  losses,  and its  income  and expenses),  before  giving  effect  to  any  repurchases  by the  Fund  of the
Member's  Interest  or any portion  thereof.  The methods to be used in making these  calculations  are set forth in the  Fund's  Limited  Liability  Company
Agreement (the "LLC Agreement").  See Appendix C of this prospectus.

            The  Preferred  Return  is an amount  determined  by  applying  an annual  percentage rate equal to the 2-year Treasury constant maturity rate to the capital  account  balance of a Member as of the  beginning  of each fiscal period within the Allocation  Period.  The 2-year Treasury  constant  maturity rate  used for this  purpose  will be  established  at the  beginning  of each calendar  year and will be such rate as is reported by the Board of  Governors of the  Federal  Reserve  System  as of the  last  business  day of the  prior calendar year.

            In  addition,  the  Incentive  Allocation  will be made  only with respect to net  profits  allocable  to a Member that exceed any balance in the
Member's Loss  Recovery  Account.  The Loss  Recovery  Account is a memorandum account  with respect to each Member that has an initial  balance of zero.  As of the first day after the close of each  Allocation  Period,  the  balance of the  account  is  adjusted  in the manner  provided  by the LLC  Agreement  to increase  the  balance to reflect  net losses  allocated  to the Member and to decrease  the  balance  (but  not  below  zero)  to  reflect  any net  profits allocated to the Member.  The Loss Recovery  Account operates to ensure that a
Member is not subject to the  Incentive  Allocation  on net profits  except to the extent they exceed prior net losses.

            With respect to a  repurchase  by the Fund as of a date that would not,  but  for  such  repurchase,  be the  end of an  Allocation  Period,  the
Incentive  Allocation  will apply on a  proportionate  basis if a portion of a
Member's  Interest is  repurchased  by the Fund.  In such case,  the Incentive
Allocation will be made on a pro rata portion of any net profits  allocable to the Member (based on the percentage portion of the Interest repurchased),  and by  attributing a pro rata portion of the Preferred  Return and any balance in the Loss  Recovery  Account to the portion of the Interest  being  repurchased
(with appropriate  reduction to the Preferred Return and the remaining balance of the Loss  Recovery  Account as to the portion of the  Interest  that is not repurchased).

            The  Adviser  (or  its  designated  affiliate)  may  withdraw  any
Incentive  Allocation  credited  to the Special  Advisory  Account at any time following the date on which the Incentive Allocation is made.

            The Incentive  Allocation  presents  risks that are not present in funds  without an  incentive  allocation.  See  "Risks--Incentive  Allocation."
The overall fees,  expenses and the Incentive  Allocation  payable by the Fund or borne by Members  will be higher  than the fees and  expenses of most other registered  investment  companies,  but generally  will be similar to those of
many  private  investment  funds  and  certain  other  registered   investment
companies  with  investment  policies  similar to those of the Fund.  Very few advisers of registered  investment  companies  receive  incentive  allocations similar to the Incentive Allocation.

ACCOUNTING AND CUSTODY SERVICES

            PFPC Inc.  ("PFPC")  provides  various fund  accounting,  investor accounting  and  taxation  services  to the Fund.  In  consideration  of these services,  the Fund  will pay PFPC a  monthly  fee  which is not  expected  to exceed  0.25% of the Fund's net assets on an annual  basis and will  reimburse
PFPC for certain out-of-pocket  expenses.  PFPC Trust Company, an affiliate of
PFPC,  serves as the  Fund's  custodian  and  maintains  custody of the Fund's assets.  The principal  business address of PFPC and PFPC Trust Company is 400
Bellevue Parkway, Wilmington, Delaware 19809.

INVESTOR SERVICING ARRANGEMENTS

            Under the terms of an  investor  servicing  agreement  between the
Fund  and  the  Distributor   (the  "Investor   Servicing   Agreement"),   the
Distributor  is  authorized  to retain  broker-dealers  and certain  financial
advisers  to  provide  ongoing  investor  services  and  account   maintenance
services to Members that are their customers  ("Investor Service  Providers").
These services  include,  but are not limited to,  handling  Member  inquiries regarding the Fund (e.g.,  responding to questions  concerning  investments in the Fund, capital account balances,  and reports and tax information  provided by the Fund);  assisting in the  enhancement  of relations and  communications between Members and the Fund;  assisting in the  establishment and maintenance of  Member  accounts  with the  Fund;  assisting  in the  maintenance  of Fund records  containing Member  information;  and providing such other information and Member liaison services as the Distributor may reasonably  request.  Under the Investor Servicing  Agreement,  the Fund will pay a fee to the Distributor to reimburse  it for payments  made to Investor  Service  Providers.  This fee will  be paid  quarterly  and  will  be in an  amount,  with  respect  to each
Investor  Service  Provider,  not to exceed  the  lesser  of: (i) 0.50% (on an annualized  basis) of the aggregate  value of  outstanding  Interests  held by
investors  that  receive   services  from  the  Investor   Service   Provider,
determined as of the last day of the calendar  quarter (before any repurchases of Interests or the Incentive  Allocation);  or (ii) the Distributor's  actual payments to the Investor  Service  Provider.  The Distributor will be entitled to reimbursement  under the Investor  Servicing  Agreement for any payments it may make to any affiliated Investor Service Providers.

FUND EXPENSES

            The Fund will bear its own  expenses  including,  but not  limited to: the Management Fee; the  Administration  Fee; fees for Investor  Services;
any taxes;  investment-related  expenses  incurred by the Fund (e.g., fees and expenses  charged  by  the  Portfolio  Managers  and  Portfolio  Funds,  costs associated with organizing and operating Portfolio  Accounts,  placement fees, interest  on  indebtedness,  fees for data and  software  providers,  research expenses,  professional  fees  (including,  without  limitation,  expenses  of consultants  and  experts)  relating to  investments);  fees and  expenses for accounting and custody services;  the fees and expenses of Fund counsel, legal counsel  to the  Independent  Managers  and the Fund's  independent  auditors;
costs  associated with the  registration  of the Fund,  including the costs of compliance  with  Federal  and state  laws;  costs  and  expenses  of  holding meetings  of the Board and  meetings of Members,  including  costs  associated with  preparation  and  disseminations  of  proxy  materials;  the  costs of a fidelity  bond and any liability  insurance  obtained on behalf of the Fund or the Board;  and such other expenses as may be approved by the Board.  The Fund will  reimburse  the  Adviser  for any of the above  expenses  that it pays on behalf of the Fund.

            Offering costs required by applicable  accounting principles to be charged to capital  that are paid or accrued  during a fiscal  period  will be allocated  and  charged  to the  capital  accounts  of  Members  pro  rata  in accordance with their respective investment percentages for the period.

            The Fund's  organizational  expenses were borne voluntarily by the
Adviser.  Initial  offering  costs were  charged to capital  and were borne by the  Adviser  as a  Member  of  the  Fund  upon  commencement  of  the  Fund's operations.

                                    INVESTOR QUALIFICATIONS

            Interests are being offered only to investors  that are "Qualified
Clients."  Currently,  Qualified  Clients  include:  (i)  natural  persons and companies  (other than  investment  companies) that represent that they have a net  worth  (together,  in the case of a  natural  person,  with  assets  held jointly  with a spouse)  of more than  $1,500,000;  (ii)  persons  who have at least $750,000 under the Adviser's or its  affiliates'  management,  including any amount invested in the Fund; (iii) persons who are "qualified  purchasers"
as defined by the Investment  Company Act and the rules  thereunder;  and (iv)
certain  knowledgeable  employees who participate in the Adviser's  investment activities.  In addition,  Interests  are offered  only to investors  that are
U.S.  persons for Federal income tax purposes,  as defined below,  and may not be purchased by  charitable  remainder  trusts.  You must complete and sign an investor  certification that you meet these requirements before you may invest in the  Fund.  The  form  of  this  investor  certification  is  contained  in
Appendix  A of this  prospectus.  The Fund  will not be  obligated  to sell to brokers or dealers any  Interests  that have not been  placed  with  Qualified
Investors that meet all applicable requirements to invest in the Fund.

            A person is  considered  a U.S.  person  for  Federal  income  tax purposes  if the person is: (i) a citizen or  resident  of the United  States;
(ii) a corporation,  partnership (including an entity treated as a corporation or  partnership  for U.S.  Federal income tax purposes) or other entity (other than an estate or trust)  created  or  organized  under the laws of the United
States, any state therein or the District of Columbia;  (iii) an estate (other than a foreign  estate  defined  in  Section  7701(a)(31)(A)  of the  Internal
Revenue Code of 1986, as amended (the  "Code"));  or (iv) a trust,  if a court
within  the  U.S.  is  able  to   exercise   primary   supervision   over  its
administration  and one or more U.S. persons have the authority to control all substantial decisions of such trust.

                             REPURCHASES OF INTERESTS AND TRANSFERS

NO RIGHT OF REDEMPTION

            No Member or other  person  holding an Interest or a portion of an
Interest  acquired  from a Member  will have the right to require  the Fund to redeem  that  Interest  or  portion  thereof.  There is no public  market  for
Interests,  and none is  expected to develop.  With very  limited  exceptions,
Interests are not  transferable  and  liquidity  will be provided only through limited  repurchase  offers  that  will be made from time to time by the Fund.
Any  transfer of an Interest in  violation  of the LLC  Agreement  will not be permitted  and  will  be  void.  Consequently,  Members  may  not be  able  to liquidate their  investment other than as a result of repurchases of Interests by the Fund,  as  described  below.  For  information  on the Fund's  policies
regarding   transfers  of  Interest,   see   "Repurchases   and  Transfers  of
Interests--Transfers of Interests" in the SAI.

REPURCHASES OF INTERESTS

            The Fund from time to time will  offer to  repurchase  outstanding
Interests  pursuant to written tenders by Members.  Repurchase  offers will be made at such times and on such terms as may be  determined by the Board in its sole  discretion,  and  generally  will be offers to  repurchase  a  specified dollar amount of  outstanding  Interests.  A redemption  fee equal to 1.00% of the value of an Interest (or portion of an Interest)  repurchased  by the Fund will apply if the date as of which the  Interest is to be valued for  purposes of repurchase is less than one year  following the date of a Member's  initial investment in the Fund. If  applicable,  the  redemption  fee will be deducted before payment of the proceeds of a repurchase.

            In  determining  whether the Fund should  repurchase  Interests or portions  thereof from  Members  pursuant to written  tenders,  the Board will consider the  recommendations  of the Adviser.  The Fund offered to repurchase
Interests  as of  December  31,  2002 and  March  31,  2003,  and  will  offer thereafter,  twice  each  year,  as of the  last  business  day of  March  and
September.  The LLC Agreement  provides that the Fund will be dissolved if the
Interest of any Member that has submitted a written  request for repurchase of its Interest, in accordance with the terms of the LLC Agreement,  has not been repurchased  by the Fund  within a period  of two  years  after  the  Member's request.  See  "Repurchases and Transfers of  Interests--Repurchase  Offers" in
the SAI. The Board will also  consider the  following  factors,  among others, in making its determination:

o     whether any  Members  have  requested  to tender  Interests  or portions thereof to the Fund;

o     the liquidity of the Fund's assets;

o     the investment plans and working capital requirements of the Fund;

o     the relative economies of scale with respect to the size of the Fund;

o     the history of the Fund in repurchasing Interests or portions thereof;

o     the economic condition of the securities markets; and

o     the  anticipated  tax  consequences  of  any  proposed   repurchases  of
                  Interests or portions thereof.

            The Board will  determine  that the Fund  repurchase  Interests or portions  thereof from Members  pursuant to written  tenders only on terms the
Board  determines  to be  fair  to  the  Fund  and  Members.  When  the  Board determines  that the Fund will make a repurchase  offer,  notice of that offer will be  provided  to each  Member  describing  the  terms of the  offer,  and containing  information  that Members should  consider in deciding  whether to tender  Interests for repurchase.  Members who are deciding  whether to tender their Interests or portions  thereof during the period that a repurchase offer is open may ascertain the  estimated net asset value of their  Interests  from the Adviser during the period the offer remains open.

            When  Interests  are   repurchased  by  the  Fund,   Members  will
generally receive cash  distributions  equal to the value of the Interests (or
portion  of  the  Interest)   repurchased,   less  the   redemption   fee,  if
applicable.  However,  in the sole  discretion  of the Fund,  the  proceeds of
repurchases  of  Interests  may  be  paid  by  the  in-kind   distribution  of
securities  held by the Fund, or partly in cash and partly  in-kind.  The Fund
does  not  expect  to  distribute   securities   in-kind   except  in  unusual
circumstances,  such as in the  unlikely  event  that the  Fund  does not have sufficient  cash to pay for Interests that are repurchased or if making a cash payment  would result in a material  adverse  effect on the Fund or on Members not tendering  Interests for  repurchase.  See "Risk  Factors--General  Risks."
Repurchases  will be effective after receipt and acceptance by the Fund of all eligible written tenders of Interests or portions thereof from Members.

            A Member that tenders its entire  Interest will  generally  have a taxable  event  when  the  Interest  is  repurchased.  Gain,  if any,  will be recognized  by a  tendering  Member  only  as and  after  the  total  proceeds received  by  the  Member  exceed  the  Member's  adjusted  tax  basis  in the
Interest.  A loss,  if any,  will be  recognized  only  after the  Member  has received  full  payment  under the  promissory  note that will be given to the
Member prior to the Fund's payment of the repurchase amount.

REPURCHASE PROCEDURES

            Due  to   liquidity   restraints   associated   with  the   Fund's
investments  in Portfolio  Funds and the fact that the Fund may have to effect withdrawals  from those funds to pay for Interests  being  repurchased,  it is presently expected that, under the procedures  applicable to the repurchase of
Interests,  Interests  will  be  valued  for  purposes  of  determining  their repurchase price as of a date  approximately one month after the date by which
Members must submit a repurchase  request (the "Valuation  Date") and that the
Fund  will  generally  pay the  value of the  Interests  or  portions  thereof repurchased  (or as discussed  below,  95% of such value if a Member's  entire
Interest is  repurchased)  approximately  one month after the Valuation  Date.
The  amount  that a Member may  expect to  receive  on the  repurchase  of the
Member's  Interest  (or  portion  thereof)  will be the value of the  Member's capital  account (or portion  thereof  being  repurchased)  determined  on the
Valuation  Date and based on the net asset  value of the  Fund's  assets as of that date,  after giving effect to all  allocations to be made as of that date to the Member's capital account,  including any Incentive Allocation, and less the redemption  fee, if applicable.  This amount will be subject to adjustment upon  completion of the annual audit of the Fund's  financial  statements  for the fiscal  year in which the  repurchase  is  effected  (which it is expected will be completed  within 60 days after the end of each fiscal  year).  If the entire  Interest  of a Member is  repurchased,  the  Member  will  receive  an initial  payment equal to 95% of the  estimated  value of the Interest and the balance due will be  determined  and paid  promptly  after  completion  of the
Fund's audit and be subject to audit adjustment.

            Under these  procedures,  Members  will have to decide  whether to tender their  Interests for  repurchase  without the benefit of having current information  regarding  value  of  Interests  as of a  date  proximate  to the
Valuation  Date.  In  addition,  there  will be a  substantial  period of time between the date as of which  Members must tender  Interests and the date they can expect to receive  payment  for their  Interests  from the Fund.  However, promptly after the expiration of a repurchase  offer,  Members whose Interests
are   accepted   for   repurchase   will  be   given   non-interest   bearing,
non-transferable   promissory  notes  by  the  Fund  representing  the  Fund's
obligation  to  pay  for  repurchased  Interests.   Payments  for  repurchased
Interests may be delayed under  circumstances where the Fund has determined to redeem  its  interests  in  Portfolio  Funds to make  such  payments,  but has experienced delays in receiving payments from the Portfolio Funds.

            A  Member  who  tenders  for  repurchase  only  a  portion  of the
Member's  Interest  will be  required to  maintain a capital  account  balance of $50,000,  net of the amount of the Incentive Allocation, if any, that is to be debited  from the capital  account of the Member as of the  Valuation  Date with respect to the portion of the Interest  repurchased.  If a Member tenders a portion of an Interest and the  repurchase  of that portion  would cause the
Member's  capital  account  balance to fall below this required  minimum,  the
Fund  reserves the right to reduce the portion of the Interest to be purchased from the Member so that the required minimum balance is maintained.

            Repurchases  of  Interests  by the Fund  are  subject  to  certain regulatory requirements imposed by SEC rules.

MANDATORY REDEMPTION BY THE FUND

            The LLC  Agreement  provides  that the Fund may redeem an Interest
(or portion  thereof)  of a Member or any person  acquiring  an  Interest  (or portion  thereof)  from or  through  a  Member  under  certain  circumstances, including  if:  ownership  of the  Interest by the Member or other person will cause the Fund to be in violation of certain laws;  continued ownership of the
Interest  may  adversely  affect  the  Fund;  any of the  representations  and warranties  made  by a  Member  in  connection  with  the  acquisition  of the
Interest  was not true when made or has  ceased to be true;  or it would be in the best  interests  of the  Fund to  repurchase  the  Interest  or a  portion thereof.  Members whose  Interest,  or a portion  thereof,  is redeemed by the
Fund will not be  entitled  to a return of any  amount of sales  load that was charged in connection with the Member's purchase of the Interest.

                                 CALCULATION OF NET ASSET VALUE

            The net asset  value of the Fund will be  computed as of the close of  business  on the  last  day of each  "fiscal  period"  (as  defined  under
"Capital  Accounts"  below).  The Fund's  net asset  value is the value of the
Fund's assets less its  liabilities.  In computing  net asset value,  the Fund will value  interests  in  Portfolio  Funds at their fair value in  accordance with  procedures  adopted by the Board,  which the Board has  determined  will ordinarily  be the values of those  interests as  determined  by the Portfolio
Managers of the Portfolio  Funds in accordance  with policies  established  by the  Portfolio  Funds.  Other  securities  and  assets of the Fund  (including securities and other  investments  held by Portfolio  Accounts) will be valued at market  value,  if market  quotations  are  readily  available,  or will be valued  at fair  value  as  determined  by in good  faith  by the  Board or in accordance  with  procedures  adopted by the Board.  Expenses  of the Fund and its  liabilities  (including  the  amount of any  borrowings)  are taken  into account for purposes of computing net asset value.

            Following the end of each month,  each Portfolio Fund provides the
Investment   Manager  with  a  valuation   report  of  the  Portfolio   Fund's
performance and capital balances as of that month-end.  From this information, the Investment  Manager  prepares a Fund Portfolio  asset value report,  which the  Investment  Manager  supplies to the PFPC,  Inc.  as the Fund's  Investor
Accounting  Services Agent for monthly ("Member") capital account  processing.
The  Investment   Manager  monitors  all  Portfolio  Funds  and  compares  the individual  monthly  results of each Portfolio Fund with that of other private hedge fund  managers  that use the same type of  investment  strategy.  In the unusual  circumstance where a Portfolio Fund's performance is not in line with its peer group,  the  Investment  Manager  will contact the  Portfolio  Fund's investment  manager and attempt to find a logical and  reasonable  explanation for the  disparity  in  returns.  Any  outlying  results,  either  positive or negative,  are followed up with the  Portfolio  Fund's  investment  manager to determine  the  cause  and to see  if  further  review  of  the  situation  is required.  If the Investment  Manager concludes that the information  provided by a Portfolio Fund does not represent the fair value of the Fund's  interests in the Portfolio Fund as of that  month-end,  the  Investment  Manager and the
Adviser will take appropriate steps to revise the valuation.

            As a general  matter,  the fair value of the Fund's  interest in a
Portfolio  Fund will  represent  the  amount  that the Fund  could  reasonably expect to receive from a Portfolio  Fund if the Fund's  interest were redeemed at the time of valuation,  based on  information  reasonably  available at the time the valuation is made and that the Fund  believes to be reliable.  In the unlikely event that a Portfolio Fund does not report a month-end  value to the
Fund on a  timely  basis,  the Fund  would  determine  the fair  value of such
Portfolio Fund based on the most recent value reported by the Portfolio  Fund, as well as any  other  relevant  information  available  at the  time the Fund values its portfolio.  Using the nomenclature of the hedge fund industry,  any values  reported as  "estimated"  or "final"  values will  reasonably  reflect market values of securities for which market  quotations are available or fair value as of the Fund's valuation date.

            Prospective  investors  should  be  aware  that  there  can  be no assurance  that the fair values of interests in Portfolio  Funds as determined under the  procedures  described  above will in all cases be  accurate  to the extent that the Fund,  the Board and the  Investment  Manager do not generally have access to all necessary  financial and other information  relating to the
Portfolio  Funds to  determine  independently  the net  asset  values of those funds.  The  Board's  results in  accurately  fair  valuing  securities  whose market  value is not readily  ascertainable  are subject to  inaccuracies  and that its valuation of portfolio  positions could have an adverse effect on the
Fund's net assets if its judgments  regarding  appropriate  valuations  should prove incorrect.

                                        CAPITAL ACCOUNTS

GENERAL

            The  Fund  will  maintain  a  separate  capital  account  for each
Member,  which  will have an opening  balance  equal to the  Member's  initial contribution  to the capital of the Fund (i.e.,  the amount of the  investment less any  applicable  sales  load).  Each  Member's  capital  account  will be increased by the amount of any additional  contributions  by the Member to the capital  of the  Fund,  plus any  amounts  credited  to the  Member's  capital account as described below.  Similarly,  each Member's capital account will be reduced  by the  sum of  the  amount  of any  repurchase  by the  Fund  of the
Member's  Interest,  or portion thereof,  plus the amount of any distributions to the Member which are not  reinvested,  plus any amounts debited against the
Member's capital account as described below.

            Capital  accounts  of  Members  are  adjusted  as of the  close of business  on the last day of each fiscal  period.  A fiscal  period  begins on the day  after the last day of the  preceding  fiscal  period  and ends at the close of  business  on the  first to occur of (i) the last day of each  fiscal year (March 31), (ii) the last day of each taxable year  (December  31), (iii)
the day preceding the date as of which any  contribution to the capital of the
Fund is made,  (iv) any day as of which the Fund  repurchases any Interest (or portion  thereof)  of any  Member,  or (v) any day as of which  any  amount is credited to or debited  from the capital  account of any Member  other than an amount to be credited to or debited  from the capital  accounts of all Members in accordance  with their  respective  investment  percentages.  An investment percentage  will be determined  for each Member as of the start of each fiscal period by  dividing  the  balance of the  Member's  capital  account as of the commencement of the period by the sum of the balances of all capital  accounts of all Members as of that date.

            The  Special  Advisory  Account  is a capital  account in the Fund that  is  maintained  solely  for  the  purpose  of  receiving  the  Incentive
Allocation  and no other  allocations  of  profits,  losses or other items are made to or from such  account.  Any  balance in the Special  Advisory  Account will not be considered in determining the investment percentages of Members.

ALLOCATION OF NET PROFITS AND LOSSES; ALLOCATION OF OFFERING COSTS

            Net profits or net losses of the Fund for each fiscal  period will be allocated among and credited to or debited against the capital  accounts of
Members as of the last day of each fiscal period in  accordance  with Members'
respective  investment  percentages for the period.  Net profits or net losses will be  measured as the net change in the value of the net assets of the Fund
(including  any net  change in  unrealized  appreciation  or  depreciation  of investments  and  realized  income and gains or losses and  expenses  during a fiscal  period,  before  giving  effect  to any  repurchases  by the  Fund  of
Interests (or portions  thereof),  and excluding the amount of any items to be allocated  among the capital  accounts of the Members other than in accordance with the Members'  respective  investment  percentages.  As of the end of each
Allocation  Period,  any  Incentive  Allocation  to be made  from net  profits otherwise  allocable to a Member will be debited  from the capital  account of the Member and credited to the Special  Advisory  Account.  See "Management of
the  Fund--Incentive   Allocation."   Offering  costs  required  by  applicable
accounting  principles  to be  charged  to  capital  that are paid or  accrued during a fiscal period will be allocated  and charged to the capital  accounts
of  Members  pro  rata  in  accordance   with  their   respective   investment
percentages for the period.

            Allocations  for Federal  income tax  purposes  generally  will be made among Members so as to reflect  equitably  amounts credited or debited to each Member's  capital account for the current and prior taxable years.  Under the LLC  Agreement,  the Adviser has the  discretion to allocate  specially an amount of the Fund's capital  gains,  including  short-term  capital gain, for
Federal  income tax  purposes to the Special  Advisory  Member and to a Member that withdraws from the Fund (a "Withdrawing  Member"),  in either case to the extent that the capital account balance of the Special  Advisory Member or the
Withdrawing  Member exceeds the Federal  income tax basis in their  respective
Interests.

ALLOCATION OF SPECIAL ITEMS

            Withholding  taxes or other tax  obligations  incurred by the Fund which are  attributable  to any Member  will be debited  against  the  capital account of that Member as of the close of the fiscal  period  during which the
Fund paid those obligations,  and any amounts then or thereafter distributable to the Member will be reduced by the amount of those  taxes.  If the amount of those taxes is greater  than the  distributable  amounts,  then the Member and any  successor to the Member's  Interest is required to pay upon demand to the
Fund,  as a  contribution  to the  capital  of the  Fund,  the  amount  of the excess.

            Generally,  any  expenditures  payable by the Fund,  to the extent paid or  withheld  on behalf  of, or by  reason  of  particular  circumstances applicable  to,  one or  more,  but  fewer  than all of the  Members,  will be charged to only those  Members on whose  behalf the payments are made or whose particular  circumstances  gave rise to the  payments.  These  charges will be debited to the capital  accounts of the applicable  Members as of the close of the fiscal period during which the items were paid or accrued by the Fund.

RESERVES

            Appropriate  reserves may be created,  accrued and charged against net assets and  proportionately  against the  capital  accounts of the Members for contingent  liabilities as of the date the contingent  liabilities  become known to the Fund.  Reserves  will be in such amounts  (subject to increase or reduction)  which the Fund may deem  necessary or  appropriate.  The amount of any reserve (or any  increase or  decrease  therein)  will be  proportionately charged or credited, as appropriate,  to the capital accounts of those Members who are  Members  at the time  when  the  reserve  is  created,  increased  or decreased, as the case may be; provided,  however, that if the reserve (or any
                               --------   -------
increase  or  decrease  therein)  exceeds  the lesser of $500,000 or 1% of the aggregate  value of the capital  accounts of all those Members,  the amount of the reserve,  increase,  or decrease  shall  instead be charged or credited to those  Members who were Members at the time, as determined by the Fund, of the act or omission giving rise to the contingent  liability for which the reserve was  established,  increased  or  decreased  in  proportion  to their  capital accounts at that time.

VOTING

            Each  Member  will have the right to cast a number of votes  based on the value of the  Member's  capital  account  relative  to the value of the capital  accounts of all Member at any meeting of Members  called by the Board or  investors  holding  at  least a  majority  of the  total  number  of votes eligible to be cast by all  Members.  Members  will be entitled to vote on any matter on which  shareholders of a registered  investment company organized as a corporation  would be entitled to vote,  including the election of Managers, the  approval  of the  Advisory  Agreement  and  the  approval  of the  Fund's independent  auditors,  in each case to the extent that voting by shareholders is required by the  Investment  Company Act.  Except for the exercise of their voting  rights,  Members will not be entitled to participate in the management or control of the Fund's business, and may not act for or bind the Fund.

                                             TAXES

            The  following  is a summary  of  certain  aspects  of the  income taxation  of  the  Fund  and  its  Members  that  should  be  considered  by a prospective  Member.  The Fund  has not  sought  a  ruling  from the  Internal
Revenue  Service (the  "Service") or any other Federal,  state or local agency with respect to any of the tax issues  affecting the Fund, nor has it obtained an opinion of counsel  with  respect to any Federal tax issues  other than the characterization of the Fund as a partnership for Federal income tax purposes.

            This  summary  of  certain  aspects  of  the  Federal  income  tax treatment  of the Fund is based upon the  Internal  Revenue  Code of 1986,  as
amended  (the  "Code"),   judicial   decisions,   Treasury   Regulations  (the
"Regulations")  and rulings in existence on the date hereof,  all of which are subject  to  change.  This  summary  does not  discuss  the  impact of various proposals to amend the Code that could change certain of the tax  consequences of an  investment  in the Fund.  This summary also does not discuss all of the tax consequences  that may be relevant to a particular  investor or to certain investors  subject to special  treatment  under the  Federal  income tax laws, such as insurance companies.

            Prospective  Members should consult with their own tax advisers In order fully to understand  the Federal,  state,  local and foreign  income tax consequences of an investment in the Fund.

            In addition to the  particular  matters set forth in this section, tax-exempt  organizations  should  review  carefully  those  sections  of this prospectus  and the SAI  regarding  liquidity and other  financial  matters to ascertain  whether the investment  objectives of the Fund are consistent  with their overall  investment plans.  Prospective  tax-exempt  investors are urged to consult their own counsel regarding the acquisition of Interests.

Tax Treatment of Fund Operations
--------------------------------

            Classification  of the Fund.  The Fund has  received an opinion of
            ---------------------------
Schulte Roth & Zabel LLP,  Special Fund Counsel,  that under the provisions of the Code and the  Regulations,  as in  effect on the date of the  opinion,  as
well  as  under  the  relevant   authority   interpreting  the  Code  and  the
Regulations,  and based upon certain  representations  of the Board,  the Fund will be treated as a  partnership  for Federal  income tax purposes and not as an association taxable as a corporation.

            Under  Section 7704 of the Code,  "publicly  traded  partnerships"
are generally  treated as  corporations  for Federal  income tax  purposes.  A publicly  traded  partnership  is any  partnership  the interests in which are traded on an established  securities market or which are readily tradable on a secondary market (or the substantial  equivalent thereof).  Interests will not be traded on an  established  securities  market.  Regulations  concerning the
classification   of  partnerships  as  publicly   traded   partnerships   (the
"Section 7704   Regulations")   provide   certain  safe  harbors  under  which
interests  in a  partnership  will not be  considered  readily  tradable  on a secondary  market (or the substantial  equivalent  thereof).  The Fund may not be  eligible  for any of  those  safe  harbors.  In  particular,  it will  not qualify under the private  placement safe harbor set forth in the Section 7704
Regulations if the Fund has more than 100 Members.

            The Section 7704  Regulations  specifically  provide that the fact that a partnership  does not qualify for the safe harbors is  disregarded  for purposes  of  determining  whether  interests  in a  partnership  are  readily tradable  on a  secondary  market  (or the  substantial  equivalent  thereof).
Rather,  in this event the  partnership's  status is examined  under a general facts  and  circumstances  test set  forth in the  Section  7704  Regulations.
Schulte  Roth & Zabel LLP also has  rendered  its  opinion  that,  under  this
"facts and circumstances"  test, and based upon the anticipated  operations of the Fund as well as the  legislative  history to Section 7704, the text of the
Section 7704 Regulations and certain  representations  of the Fund,  Interests will  not be  readily  tradable  on a  secondary  market  (or the  substantial equivalent  thereof)  and,  therefore,  that the Fund will not be treated as a publicly traded partnership taxable as a corporation.

            Neither of the opinions of counsel  described above,  however,  is binding on the  Service or the  courts.  If it were  determined  that the Fund should be treated as an association or a publicly traded  partnership  taxable as a corporation  for Federal income tax purposes (as a result of a successful challenge  to  such  opinions  by  the  Service,  changes  in  the  Code,  the
Regulations or judicial  interpretations thereof, a material adverse change in facts,  or  otherwise),  the  taxable  income of the Fund  would be subject to corporate  income  tax when  recognized  by the  Fund;  distributions  of such income,  other than in certain  redemptions of Interests,  would be treated as dividend  income when  received by the Members to the extent of the current or accumulated  earnings  and  profits  of the  Fund;  and  Members  would not be entitled to report profits or losses realized by the Fund.

            Unless   otherwise   indicated,   references   in  the   following
discussion of the tax consequences of Fund  investments,  activities,  income, gain and loss, include the direct  investments,  activities,  income, gain and loss of the Fund, and those  indirectly  attributable  to the Fund as a result of it being an investor in Portfolio Funds.
            As a  partnership,  the  Fund is not  itself  subject  to  Federal income tax. The Fund files an annual  partnership  information return with the
Service  which reports the results of  operations.  Each Member is required to report  separately  on its income tax  return  its  distributive  share of the
Fund's net  long-term  capital gain or loss,  net  short-term  capital gain or loss and all other items of ordinary  income or loss.  Each Member is taxed on its  distributive  share of the Fund's taxable  income and gain  regardless of whether it has received or will receive a  distribution  from the Fund.  For a more  detailed  discussion  of certain  aspects of the income  taxation of the
Fund and its  investments  under  Federal and state law, see "Tax  Aspects" in the SAI.
                                   DISTRIBUTION ARRANGEMENTS

GENERAL

            The  Distributor  acts as the  distributor  of Interests on a best efforts  basis,  subject to  various  conditions,  pursuant  to the terms of a
General  Distributor's  Agreement entered into with the Fund. Interests may be purchased  through the  Distributor  or through  brokers or dealers  that have entered  into  selling  agreements  with  the  Distributor.  The  Fund  is not obligated  to sell to a broker  or  dealer  any  Interests  that have not been placed with  Qualified  Investors  that meet all  applicable  requirements  to invest in the Fund.  The  Distributor  maintains its principal  office at 6803
South  Tucson Way,  Centennial,  Colorado  80112,  and is an  affiliate of the
Adviser and the Investment Manager.

            Subsequent to the initial offering,  Interests will be offered and may be  purchased  on a  monthly  basis,  or at  such  other  times  as may be determined by the Board.

            Neither  the  Distributor  nor  any  other  broker  or  dealer  is obligated  to buy  from the Fund  any of the  Interests.  There is no  minimum aggregate  amount  of  Interests  required  to be  purchased  in  the  initial offering.  The  Distributor  does not  intend to make a market  in  Interests.
The Fund has  agreed to  indemnify  the  Distributor  and its  affiliates  and certain other persons against certain liabilities under the Securities Act.

PURCHASE TERMS

            Interests are being offered only to Qualified  Investors that meet all  requirements  to invest in the Fund.  The minimum  initial  investment in the  Fund  by an  investor  is  $50,000  (less  the  applicable  sales  load).
Subsequent  investments  must be at least  $5,000 (less the  applicable  sales load).  These  minimums  may be  modified  by the  Fund  from  time  to  time.
Interests  are being sold  subject to a sales load,  described on the cover of this prospectus.

            Under a right of  accumulation  offered by the Fund, the amount of each  additional  investment in the Fund by a Member will be  aggregated  with the  amount  of the  Member's  initial  investment  and any  other  additional
investments   in  determining   the  applicable   sales  load.  The  right  of
accumulation also permits an investor's  investment in the Fund to be combined with investments  made by the investor's  spouse,  or for individual  accounts
(including  IRAs and 403(b) Plans),  joint  accounts of such persons,  and for trust or  custodial  accounts on behalf of their  children  who are minors.  A fiduciary  can  count all  Interests  purchased  for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at the current  offering price, of Interests  previously  purchased and currently owned to the value of Interests  currently  purchased  to determine  the sales load rate that  applies.  The  reduced  sales  load will apply only to current purchases.  An investor  must  request  the reduced  sales load when making an investment.

            In  addition,  the sales load may be waived in certain  cases with respect to purchases of Interests by certain  purchasers,  including:  persons affiliated  with the  Adviser  (or with its  affiliates);  brokers and dealers that use Interests in connection with  investment  products they offer or that sell  Interests to defined  contribution  plans for which the broker or dealer provides  administration  services;  and certain retirement plans and deferred compensation  plans.  For further  information,  see Appendix A of the SAI. To be eligible  to receive a waiver of the sales load or special  sales load rate applicable  under the right of  accumulation,  an  investor  must  advise  the
Distributor or the selling broker or dealer when making an investment.

            The full amount of the sales load is reallowed by the  Distributor to selling  brokers and dealers.  In addition,  the Distributor (or one of its affiliates) may pay from its own resources additional  compensation to brokers and  dealers of up to 1% of the value of  Interests  sold by such  brokers and dealers.  The maximum  underwriting  compensation  to be paid to  underwriters and related  persons in connect with the initial  offering of  Interests  will not  exceed  8%  of  the  initial  gross  proceeds  of  Interests  sold.  Such compensation  consists of the maximum sales load of 2.5% and the 1% additional compensation described above.

            Investor  funds  will  not  be  accepted  until  the  registration statement  to  which  this  prospectus  relates  is  declared  effective.  All investor  funds for the  initial  closing  of the sale of  Interests,  and for closings of  subsequent  offerings,  will be  deposited  in an escrow  account maintained by PFPC, as escrow agent,  at PNC Bank,  Delaware,  for the benefit of the  investors.  Funds held in the escrow  account  may be invested in high quality, short-term investments,  and any interest earned on the funds will be paid to  investors  on the date  Interests  are issued.  The full amount of an investment  is  payable  in  federal  funds,  which  must be  received  by the
Distributor not later than fourteen  calendar days prior to the beginning of a month  if  payment  is made  by  check  or four  business  days  prior  to the beginning of a month if payment is sent by wire or via NSCC.

            Before an investor may invest in the Fund, the  Distributor or the
investor's  sales   representative  will  require  a  certification  from  the investor  that it is a Qualified  Investor  and meets other  requirements  for investment,  and that the investor  will not  transfer its Interest  except in the  limited  circumstances  permitted  under the LLC  Agreement.  The form of investor  certification  that each investor will be asked to sign is contained in  Appendix  A of  this  prospectus.  An  investor's  certification  must  be received  by the  Distributor,  along  with its  payment as  described  above, otherwise an Investor's order will not be accepted.

            The LLC  Agreement is contained in Appendix C of this  prospectus.
Each new investor  will agree to be bound by all of its terms by executing the investor certification form.

                                      GENERAL INFORMATION

            The Fund is  registered  under  the  Investment  Company  Act as a closed-end,  non-diversified  management  investment  company.  The  Fund  was formed as a limited  liability company under the laws of the State of Delaware on October 3, 2001.  The Fund's address is 498 Seventh  Avenue,  New York, New
York 10018, and its telephone number is (212) 323-0200.

                             Financial Highlights

The following represents the ratios to average members' capital and other supplemental information for the periods indicated:

                           Year ended March 31, 2003 Period from January 2,
2002
                                                     (commencement of
operations)
                                                     to March 31, 2002
Total return*              2.03%**                   0.94%
Ratios to average members' capital:
Net investment loss        (1.91%)                   (2.27%)***
Expenses                   1.96%                     2.29%***
Portfolio turnover****     25%                       0%
Members' capital, end of period (000's) $40,216      $25,175

* Total return assumes a purchase of an interest in the Fund on the first day and a sale of that same interest on the last day of the period noted, after
Incentive Allocation to the Special Advisory Member, if any, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
** If the Member's measurement period for Incentive Allocation closed on
March 31, 2003, total return would have been 1.97%.
*** Annualized.
**** Represents the lesser of purchases or sales of investments in Investment
Funds divided by the average value of investments in Investment Funds.

9114223.11                                  A-1

                                                                    APPENDIX A

                            INVESTOR CERTIFICATION

     I hereby certify that I am: (A) a natural person, who either individually or together with my spouse has a net worth* in excess of $1.5 million (the "Net Worth Requirement"); (B) an irrevocable trust that meets the Net Worth Requirement; (C) a revocable trust and each grantor of the trust meets the Net Worth Requirement; (D) an employee benefit plan (a
"Plan") that meets the Net Worth Requirement; (E) a participant-directed Plan and the person making the investment meets the Net Worth Requirement; (F) a corporation, partnership, limited liability company or other entity that meets the Net Worth Requirement that is not (i) a registered investment company, (ii) an entity which is excluded from the definition of Investment
Company under Section 3(a) of the Investment Company Act of 1940 based on
Section 3(c)(1) because it is a non-publicly offered entity whose securities are beneficially owned by not more than 100 persons, or (iii) a business development company; or (G) an entity referred to in clause F(i), (ii) or
(iii) above, not formed for the specific purpose of investing in the Fund and each equity owner meets the Net Worth Requirement.  I am not a charitable remainder trust.

          I understand that it may be a violation of state and federal law for me to provide this certification if I know that it is not true. I have read the prospectus of the Fund, including the investor qualification and investor suitability provisions contained therein.  I understand that an investment in the Fund involves a considerable amount of risk and that some or all of the investment may be lost.  I understand that an investment in the
Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the investment and should be viewed as a long-term investment.

          I am aware of the Fund's incentive allocation and limited
provisions for transferability and withdrawal and have carefully read and understand the "Incentive Allocation" and "Redemptions, Repurchases of
Interests and Transfers" provisions in the prospectus.

          I am NOT (A) a non-resident alien or (B) a foreign corporation, foreign partnership, foreign trust or foreign estate (as those terms are defined in the Code) for purposes of U.S. Federal income taxation.  I agree to notify the Fund within 60 days of the date that I become a foreign person or entity.  I further certify that my name, U.S. tax identification number, home address (in the case of an individual) and business address (in the case of an entity), as they appear in your records, are true and correct.  I further certify that I am NOT subject to backup withholding because either
(1) I am exempt from backup withholding, (2) I have not been notified by the
Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends,** or (3) the IRS has notified me that I am no longer subject to backup withholding.  I make these certifications under penalty of perjury and understand that they may be disclosed to the IRS by the Fund and that any false statement contained in this paragraph could be punished by fine and/or imprisonment.

          If I am the fiduciary executing this Investor Certificate on behalf of a Plan (the "Fiduciary"), I represent and warrant that I have considered the following with respect to the Plan's investment in the Fund and have determined that, in review of such considerations, the investment is consistent with the Fiduciary's responsibilities under the Employee
Retirement Income Security Act of 1974, as amended ("ERISA"): (i) the fiduciary investment standards under ERISA in the context of the Plan's particular circumstances; (ii) the permissibility of an investment in the
Fund under the documents governing the Plan and the Fiduciary; and (iii) the risks associated with an investment in the Fund and the fact that I will be unable to redeem the investment.  However, the Fund may repurchase the investment at certain times and under certain conditions set forth in the prospectus.

          I understand that the Fund and its affiliates are relying on the certification and agreements made herein in determining my qualification and suitability as an investor in the Fund.  I understand that an investment in the Fund is not appropriate for, and may not be acquired by, any person who cannot make this certification, and agree to indemnify OppenheimerFunds, Inc.
and its affiliates and hold harmless from any liability that you may incur as a result of this certification being untrue in any respect.

          By signing below, I hereby execute, as a Member, and agree to be bound by the terms of the Fund's Limited Liability Company Agreement (the
"Agreement"), including its Power of Attorney provisions, a form of which is set forth in Appendix A to the prospectus.  I have read the Agreement and, to the extent I believe it necessary, have consulted with my tax and legal advisors and understand its terms.

* As used herein, "net worth" means the excess of total assets at fair market value, including home, over total liabilities. For the purpose of determining
"net worth," the principal residence owned by an individual shall be valued at either (A) cost, including the cost of improvements, net of current encumbrances upon the property, or (B) the appraised value of the property as determined by an institutional lender, net of current encumbrances upon the property.
** The Investor must cross out item (2) if it has been notified by the IRS that it is currently subject to backup withholding because it has failed to report all interest and dividends on its tax return.

9112561.8

                                                                    APPENDIX B

                           CERTIFICATE OF AMENDMENT

                                      OF

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND LLC

      1.  The name of the limited liability company is Oppenheimer Tremont
                                                       --------------------
Market Neutral Fund LLC.
-----------------------

      2.  The Certificate of Formation of the limited liability company is hereby amended as follows:

a.  The definition of Allocation Period in Article I is deleted and replaced with the following:

                                  Article I
                                 Definitions

Allocation Period                 With respect to each Member, the
                                  period commencing as of the date
                                  of admission of such Member to
                                  the Fund, and thereafter each
                                  period commencing as of the day
                                  following the last day of the
                                  preceding Allocation Period with
                                  respect to such Member, and
                                  ending at the close of business
                                  on the first to occur of the
                                  following:

                                  (1)   the last day of a Calendar
                                  Year;

                                  (2)   the day as of which the
                                  Fund repurchases the Interest (or
                                  any portion of the Interest) of
                                  such Member;

                                  (3)   the day as of which the
                                  Fund admits as a substituted
                                  Member a person to whom the
                                  Interest of such Member has been
                                  Transferred (unless there is no
                                  change of beneficial ownership);
                                  and

                                  (4)   the day as of which the
                                  Adviser's status as the Special
                                  Advisory Member (or the status as
                                  Special Advisory Member of an
                                  Affiliate of the Adviser) is
                                  terminated pursuant to Section
                                  4.1.

b.    Section 5.4 is deleted and replace with the following:

   5.4       Allocation of Net Profit and Net Loss; Allocation of Offering
   Costs

      As of the last day of each Allocation Period, any Net Profit or Net
Loss for the Allocation Period, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the Allocation Period shall be allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Investment Percentages for such Allocation Period.

c.  Section 5.5 is deleted and replace with the following:

5.5   Allocation of Certain Expenditures

      Except as otherwise provided for in this Agreement and unless prohibited by the 1940 Act, any expenditures payable by the Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those
Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments.  Such charges shall be debited from the Capital Accounts of such Members as of the close of the Allocation Period during which any such items were paid or accrued by the Fund.

      3.  This Certificate of Amendment shall be effective on May 21, 2003
                                                              ------------

      IN WITNESS WHEREOF, the undersigned has executed this Certificate of
Amendment of this __21st_ day of May, 2003
                    ----        ----

                                                        /s/Katherine P. Feld _
------------                                            ---------------------
                                                             Katherine P. Feld
                                                           Assistant Secretary

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

                    (A Delaware Limited Liability Company)

                     ------------------------------------

                     LIMITED LIABILITY COMPANY AGREEMENT

                        Dated as of November 19, 2001

                     ------------------------------------

                              498 Seventh Avenue
                              New York, NY 10018
                                (212) 323-0200

                                      ii

                                                                          Page
                                                                          ----

Article I DEFINITIONS.......................................................49
Article II ORGANIZATION; ADMISSION OF MEMBERS...............................49
   2.1                  Formation of Limited Liability Company      49
   2.2      Name  49
   2.3      Principal and Registered Office 49
   2.4      Duration    49
   2.5      Business of the Fund    49
   2.6      Board of Managers 49
   2.7      Members     49
   2.8      Special Advisory Member 49
   2.9      Organizational Member   49
   2.10     Both Managers and Members     49
   2.11     Limited Liability 49
Article III MANAGEMENT......................................................49
   3.1      Management and Control  49
   3.2      Actions by the Board of Managers    49
   3.3      Meetings of Members     49
   3.4      Custody of Assets of the Fund 49
   3.5      Other Activities of Members and Managers  49
   3.6      Duty of Care      49
   3.7      Indemnification   49
   3.8      Fees, Expenses and Reimbursement    49
Article IV TERMINATION OF STATUS OF ADVISER AND MANAGERS, TRANSFERS AND
REPURCHASES.................................................................49
   4.1      Termination of Status of the Adviser      49
   4.2      Termination of Status of a Manager  49
   4.3      Removal of the Managers 49
   4.4      Transfer of Interests of Members    49
   4.5      Transfer of Interests of Special Advisory Member      49
   4.6      Repurchase of Interests 49
Article V CAPITAL...........................................................49
   5.1      Contributions to Capital      49
   5.2      Rights of Members to Capital  49
   5.3      Capital Accounts  49
   5.4      Allocation of Net Profit and Net Loss; Allocation of Offering
   Costs  49
   5.5      Allocation of Certain Expenditures  49
   5.6      Reserves    49
   5.7      Incentive Allocation    49
   5.8      Tax Allocations   49
   5.9      Distributions     49
   5.10     Withholding 49
Article VI DISSOLUTION AND LIQUIDATION......................................49
   6.1      Dissolution 49
   6.2      Liquidation of Assets   49
Article VII ACCOUNTING, VALUATIONS AND BOOKS AND RECORDS....................49
   7.1      Accounting and Reports  49
   7.2      Determinations by the Board of Managers   49
   7.3      Valuation of Assets     49
Article VIII MISCELLANEOUS PROVISIONS.......................................49
   8.1      Amendment of Limited Liability Company Agreement      49
   8.2      Special Power of Attorney     49
   8.3      Notices     49
   8.4      Agreement Binding Upon Successors and Assigns   49
   8.5      Applicability of 1940 Act and Form N-2    49
   8.6      Choice of Law     49
   8.7      Not for Benefit of Creditors  49
   8.8      Consents    49
   8.9      Merger and Consolidation      49
   8.10     Pronouns    49
   8.11     Confidentiality   49
   8.12     Certification of Non-Foreign Status 49
   8.13     Severability      49
   8.14     Filing of Returns 49
   8.15     Tax Matters Partner     49
   8.16     Section 754 Election    49
   8.17     Use of Names "Oppenheimer" and "Tremont"  49

                                B-40

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                     LIMITED LIABILITY COMPANY AGREEMENT

            THIS LIMITED LIABILITY COMPANY AGREEMENT of Oppenheimer Tremont
Market Neutral Fund, LLC (the "Fund") is dated as of November 19, 2001 by and among Ronald J. Abdow, John V. Murphy and Peter I. Wold as the Managers,
OppenheimerFunds, Inc. as the Adviser and Organizational Member, Tremont
Partners, Inc., as the company designated by the Advisor as the Special
Advisory Member, and those persons hereinafter admitted as Members.

            WHEREAS, the Fund has heretofore been formed as a limited
liability company under the Delaware Limited Liability Company Act pursuant to an initial Certificate of Formation (the "Certificate") dated and filed with the Secretary of State of Delaware on October 3, 2001;

            NOW, THEREFORE, for and in consideration of the foregoing and the mutual covenants hereinafter set forth, it is hereby agreed as follows:

                                  ARTICLE I

                                    DEFINITIONS

            For purposes of this Agreement:

Administrator                  The person who
                               provides
                               administrative
                               services to the
                               Fund pursuant to
                               an
                               administrative
                               services
                               agreement.

Adviser                           OppenheimerFunds, Inc., a
                                  corporation organized under
                                  Colorado law, or any person who
                                  may hereafter serve as the
                                  investment adviser to the Fund
                                  pursuant to an Investment
                                  Advisory Agreement.

Advisers Act                      The Investment Advisers Act of
                                  1940 and the rules, regulations
                                  and orders thereunder, as amended
                                  from time to time, or any
                                  successor law.

Affiliate                         An affiliated person of a person
                                  as such term is defined in the
                                  1940 Act.

Agreement                         This Limited Liability Company
                                  Agreement, as amended from time
                                  to time.

Allocation Change                 With respect to each Member for
                                  each Allocation Period, the
                                  difference between:

                                  (1)   the sum of (a) the balance
                                        of such Member's Capital
                                        Account as of the close of
                                        the Allocation Period
                                        (after giving effect to all
                                        allocations to be made to
                                        such Member's Capital
                                        Account as of such date
                                        other than any Incentive
                                        Allocation to be debited
                                        against such Member's
                                        Capital Account), plus (b)
                                        any debits to such Member's
                                        Capital Account during the
                                        Allocation Period to
                                        reflect any actual or
                                        deemed distributions or
                                        repurchases with respect to
                                        such Member's Interest,
                                        plus (e) any debits to such
                                        Member's Capital Account
                                        during the Allocation
                                        Period to reflect any items
                                        allocable to such Member's
                                        Capital Account pursuant to
                                        Section 5.5 hereof; and

                                  (2)   the sum of (a) the balance
                                        of such Member's Capital
                                        Account as of the
                                        commencement of the
                                        Allocation Period, plus (b)
                                        any credits to such
                                        Member's Capital Account
                                        during the Allocation
                                        Period to reflect any
                                        contributions made by such
                                        Member to the capital of
                                        the Fund.

                                  If the amount specified in clause
                                  (1) exceeds the amount specified
                                  in clause (2), such difference
                                  shall be a Positive Allocation
                                  Change, and if the amount
                                  specified in clause (2) exceeds
                                  the amount specified in clause
                                  (1), such difference shall be a
                                  Negative Allocation Change.

Allocation Period                 With respect to each Member, the
                                  period commencing as of the date
                                  of admission of such Member to
                                  the Fund, and thereafter each
                                  period commencing as of the day
                                  following the last day of the
                                  preceding Allocation Period with
                                  respect to such Member, and
                                  ending at the close of business
                                  on the first to occur of the
                                  following:

                                  (1)   the last day of a Fiscal
                                  Year;

                                  (2)   the day as of which the
                                  Fund repurchases the Interest (or
                                  any portion of the Interest) of
                                  such Member;

                                  (3)   the day as of which the
                                  Fund admits as a substituted
                                  Member a person to whom the
                                  Interest of such Member has been
                                  Transferred (unless there is no
                                  change of beneficial ownership);
                                  and

                                  (4)   the day as of which the
                                  Adviser's status as the Special
                                  Advisory Member (or the status as
                                  Special Advisory Member of an
                                  Affiliate of the Adviser) is
                                  terminated pursuant to Section
                                  4.1.

Board of Managers                 The Board of Managers established
                                  pursuant to Section 2.6.

Capital Account                   With respect to each Member, the
                                  capital account established and
                                  maintained on behalf of each
                                  Member pursuant to Section 5.3.

Certificate                       The Certificate of Formation of
                                  the Fund and any amendments
                                  thereto as filed with the office
                                  of the Secretary of State of the
                                  State of Delaware.

Closing Date                      The first date on or as of which
                                  a person other than an
                                  Organizational Member is admitted
                                  to the Fund as a Member.

Code                              The United States Internal
                                  Revenue Code of 1986, as amended,
                                  and as hereafter amended from
                                  time to time, or any successor
                                  law.

Delaware Act                      The Delaware Limited Liability
                                  Company Act as in effect on the
                                  date hereof and as amended from
                                  time to time, or any successor
                                  law.

Fiscal Period                     The period commencing on the
                                  Closing Date, and thereafter each
                                  period commencing on the day
                                  immediately following the last
                                  day of the preceding Fiscal
                                  Period, and ending at the close
                                  of business on the first to occur
                                  of the following dates:

                                  (1)   the last day of a Fiscal
                                  Year;

                                  (2)   the last day of a Taxable
                                  Year;

                                  (3)   the day preceding any day
                                        as of which a contribution
                                        to the capital of the Fund
                                        is made pursuant to Section
                                        5.1; or

                                  (4)   any day on which the Fund
                                        repurchases any Interest or
                                        portion of an Interest of
                                        any Member;

                                  (5)   any day (other than one
                                        specified in clause (2)
                                        above) as of which this
                                        Agreement provides for any
                                        amount to be credited to or
                                        debited against the Capital
                                        Account of any Member,
                                        other than an amount to be
                                        credited to or debited
                                        against the Capital
                                        Accounts of all Members in
                                        accordance with their
                                        respective Investment
                                        Percentages.

Fiscal Year                       The period commencing on the
                                  Closing Date and ending on March
                                  31, 2002, and thereafter each
                                  period commencing on April 1 of
                                  each year and ending on March 31
                                  of each year (or on the date of a
                                  final distribution pursuant to
                                  Section 6.2 hereof), unless and
                                  until the Board of Managers shall
                                  elect another fiscal year for the
                                  Fund.

Form N-2                          The Fund's Registration Statement
                                  on Form N-2 filed with the
                                  Securities and Exchange
                                  Commission, as amended from time
                                  to time.

Fund                              The limited liability company
                                  governed hereby, as such limited
                                  liability company may from time
                                  to time be constituted.

Distributor                       OppenheimerFunds Distributor,
                                  Inc., a Colorado corporation, or
                                  any person who may hereafter
                                  serve as the distributor of
                                  Interests pursuant to a general
                                  distributor's agreement with the
                                  Fund.

Incentive Allocation              With respect to each Member, 5%
                                  of the amount, determined as of
                                  the close of each Allocation
                                  Period with respect to such
                                  Member, by which such Member's
                                  Positive Allocation Change for
                                  such Allocation Period, if any,
                                  exceeds both: (1) the Preferred
                                  Return; and (2) the amount of any
                                  positive balance in such Member's
                                  Loss Recovery Account.

Independent Managers              Those Managers who are not
                                  "interested persons" of the Fund
                                  as such term is defined by the
                                  1940 Act.

Initial Manager                   John V. Murphy, the person who
                                  directed the formation of the
                                  Fund and served as the sole
                                  initial Manager.

Interest                          The entire ownership interest in
                                  the Fund at any particular time
                                  of a Member or other person to
                                  whom an Interest of a Member or
                                  portion thereof has been
                                  transferred pursuant to Section
                                  4.4 hereof, including the rights
                                  and obligations of such Member or
                                  other person under this Agreement
                                  and the Delaware Act.

Investment Advisory               A separate written agreement
Agreement                         entered into by the Fund pursuant
                                  to which the Adviser provides
                                  investment advisory services to
                                  the Fund.

Investment Manager                Tremont Partners, Inc., a
                                  Delaware corporation, or any
                                  person who may hereinafter serve
                                  as the investment manager of the
                                  Fund.

Investment Percentage             A percentage established for each
                                  Member on the Fund's books as of
                                  the first day of each Fiscal
                                  Period.  The Investment
                                  Percentage of a Member for a
                                  Fiscal Period shall be determined
                                  by dividing the balance of the
                                  Member's Capital Account as of
                                  the commencement of such Fiscal
                                  Period by the sum of the Capital
                                  Accounts of all of the Members as
                                  of the commencement of such
                                  Fiscal Period.  The sum of the
                                  Investment Percentages of all
                                  Members for each Fiscal Period
                                  shall equal 100%.

Loss Recovery Account             A memorandum account to be
                                  recorded in the books and records
                                  of the Fund with respect to each
                                  Member, which shall have an
                                  initial balance of zero and which
                                  shall be adjusted as follows:

                                  (1)   As of the first day after
                                        the close of each
                                        Allocation Period for such
                                        Member, the balance of the
                                        Loss Recovery Account shall
                                        be increased by the amount,
                                        if any, of such Member's
                                        Negative Allocation Change
                                        for such Allocation Period
                                        and shall be reduced (but
                                        not below zero) by the
                                        amount, if any, of such
                                        Member's Positive
                                        Allocation Change for such
                                        Allocation Period.

                                  (2)   The balance of the Loss
                                        Recovery Account shall be
                                        reduced (but not below
                                        zero) as of the first day
                                        following each date as of
                                        which the Capital Account
                                        balance of any Member is
                                        reduced as a result of
                                        repurchase or Transfer with
                                        respect to such Member's
                                        Interest by an amount
                                        determined by multiplying
                                        (a) such positive balance
                                        by (b) a fraction, (i) the
                                        numerator of which is equal
                                        to the amount of the
                                        repurchase or transfer, and
                                        (ii) the denominator of
                                        which is equal to the
                                        balance of such Member's
                                        Capital Account immediately
                                        before giving effect to
                                        such repurchase or Transfer.

                                  No transferee of any Interest
                                  shall succeed to any Loss
                                  Recovery Account balance or
                                  portion thereof attributable to
                                  the transferor unless the
                                  Transfer by which such transferee
                                  received such Interest did not
                                  involve a change of beneficial
                                  ownership.

Manager                           An individual designated as a
                                  manager of the Fund pursuant to
                                  the provisions of Section 2.6 of
                                  the Agreement and who serves on
                                  the Board of Managers of the Fund.

Member                            Any person who shall have been
                                  admitted to the Fund as a member
                                  (including any Manager in such
                                  person's capacity as a member of
                                  the Fund but excluding any
                                  Manager in such person's capacity
                                  as a Manager of the Fund) until
                                  the Fund repurchases the entire
                                  Interest of such person pursuant
                                  to Section 4.6 hereof or a
                                  substituted member or members are
                                  admitted with respect to any such
                                  person's entire Interest as a
                                  member pursuant to Section 4.4
                                  hereof; such term includes the
                                  Adviser or an Affiliate of the
                                  Adviser to the extent the Adviser
                                  (or such Affiliate) makes a
                                  capital contribution to the Fund
                                  and shall have been admitted to
                                  the Fund as a member, but shall
                                  not include the Special Advisory
                                  Member in its capacity as such.

Negative Allocation               The meaning given such term in
Change                            the definition of Allocation
                                  Change.

Net Assets                        The total value of all assets of
                                  the Fund, less an amount equal to
                                  all accrued debts, liabilities
                                  and obligations of the Fund,
                                  calculated before giving effect
                                  to any repurchases of Interests.

Net Profit or Net                 The amount by which the Net
Loss                              Assets as of the close of
                                  business on the last day of a
                                  Fiscal Period exceed (in the case
                                  of Net Profit) or are less than
                                  (in the case of Net Loss) the Net
                                  Assets as of the commencement of
                                  the same Fiscal Period (or, with
                                  respect to the initial Fiscal
                                  Period of the Fund, as of the
                                  close of business on the Closing
                                  Date), such amount to be adjusted
                                  to exclude any items to be
                                  allocated among the Capital
                                  Accounts of the Members on a
                                  basis that is not in accordance
                                  with the respective Investment
                                  Percentages of all Members as of
                                  the commencement of such Fiscal
                                  Period pursuant to Sections 5.5
                                  and 5.6 hereof.

1940 Act                          The Investment Company Act of
                                  1940 and the rules, regulations
                                  and orders thereunder, as amended
                                  from time to time, or any
                                  successor law.

Organizational Member             The Adviser and any Affiliate of
                                  the Adviser that contributes
                                  initial capital to the fund prior
                                  to the Closing Date.

Portfolio Funds                   Investment funds in which the
                                  Fund's assets are invested.

Portfolio Managers                The organizations that manage and
                                  direct the investment activities
                                  of Portfolio Funds or are
                                  retained to manage and invest
                                  designated portions of the Fund's
                                  assets.

Positive Allocation               The meaning given such term in
Change                            the definition of Allocation
                                  Change.

Preferred Return                  The Preferred Return is an amount
                                  determined by applying an annual
                                  percentage rate equal to the
                                  2-year Treasury constant maturity
                                  rate to the capital account
                                  balance of a Member as of the
                                  beginning of each fiscal period
                                  within the applicable Allocation
                                  Period.  The 2-year Treasury
                                  constant maturity rate used for
                                  this purpose will be established
                                  at the beginning of each calendar
                                  year and will be such rate as is
                                  reported by the Board of
                                  Governors of the Federal Reserve
                                  System as of the last business
                                  day of the prior calendar year.

Securities                        Securities (including, without
                                  limitation, equities, debt
                                  obligations, options, and other
                                  "securities" as that term is
                                  defined in Section 2(a)(36) of
                                  the 1940 Act) and any contracts
                                  for forward or future delivery of
                                  any security, debt obligation or
                                  currency, or commodity, all types
                                  of derivative instruments and
                                  financial instruments and any
                                  contracts based on any index or
                                  group of securities, debt
                                  obligations or currencies, or
                                  commodities, and any options
                                  thereon.

Special Advisory                  A capital account established and
Account                           maintained on behalf of the
                                  Special Advisory Member pursuant
                                  to Section 5.3 hereof solely for
                                  the purpose of receiving the
                                  Incentive Allocation.

Special Advisory                  The Adviser in its capacity as
Member                            the investment adviser to the
                                  Fund, or an Affiliate of the
                                  Adviser that the Adviser
                                  designates to serve as Special
                                  Advisory Member.

Transfer                          The assignment, transfer, sale,
                                  encumbrance, pledge or other
                                  disposition of all or any portion
                                  of an Interest, including any
                                  right to receive any allocations
                                  and distributions attributable to
                                  an Interest.

Valuation Date                    The date as of which the Fund
                                  values an Interest for purposes
                                  of determining the price at which
                                  the Interest is to be purchased
                                  by the Fund pursuant to an offer
                                  made by the Fund pursuant to
                                  Section 4.6 hereof.

                                     ARTICLE II

                      ORGANIZATION; ADMISSION OF MEMBERS

2.1   Formation of Limited Liability Company

            The Fund has been formed as a limited liability company at the direction of the Initial Manager who authorized the filing of the
Certificate, which actions are hereby ratified by the execution of this
Agreement.  The Board of Managers shall execute and file in accordance with the Delaware Act any amendment to the Certificate and shall execute and file with applicable governmental authorities any other instruments, documents and certificates that, in the opinion of the Fund's legal counsel, may from time to time be required by the laws of the United States of America, the State of
Delaware or any other jurisdiction in which the Fund shall determine to do business, or any political subdivision or agency thereof, or that such legal counsel may deem necessary or appropriate to effectuate, implement and continue the valid existence and business of the Fund.

2.2         Name

            The name of the Fund shall be "Oppenheimer Tremont Market Neutral
Fund, LLC" or such other name as the Board of Managers may hereafter adopt upon (i) causing an appropriate amendment to the Certificate to be filed in accordance with the Delaware Act and (ii) taking such other actions as may be required by law.

2.3   Principal and Registered Office

            The Fund shall have its principal office at 498 Seventh Avenue,
New York, New York  10018, or at such other place designated from time to time by the Board of Managers.

            The Fund shall have its registered office in Delaware at 615
South DuPont Highway, Dover, Delaware  19901, and shall have National
Corporate Research, Ltd. as its registered agent for service of process in
Delaware, unless a different registered office or agent is designated from time to time by the Board of Managers.

2.4    Duration

            The term of the Fund commenced on the filing of the Certificate with the Secretary of State of Delaware and shall continue until the Fund is dissolved pursuant to Section 6.1 hereof.

2.5   Business of the Fund

      (a)   The business of the Fund is to purchase, sell (including short sales), invest and trade in Securities, on margin or otherwise, and to engage in any financial or derivative transactions relating thereto or otherwise.
The Fund may execute, deliver and perform all contracts, agreements, subscription documents and other undertakings and engage in all activities and transactions as may in the opinion of the Board of Managers be necessary or advisable to carry out its objective or business.

(b)   The Fund shall operate as a closed-end, non-diversified, management investment company in accordance with the 1940 Act and subject to any fundamental policies and investment restrictions as may be adopted by the
Board of Managers and in accordance with the 1940 Act.

2.6   Board of Managers

      (a)        Prior to the Closing Date, the Initial Manager may designate such persons who shall agree to be bound by all of the terms of this
Agreement to serve as Managers on the Board of Managers, subject to the election of such persons prior to the Closing Date by the Organizational
Member.  By signing this Agreement or signing an investor application or certification in connection with the purchase of an Interest, a Member admitted on the Closing Date shall be deemed to have voted for the election of each of the Managers so designated.  After the Closing Date, the Board of
Managers may, subject to the provisions of paragraphs (a) and (b) of this
Section 2.6 with respect to the number of and vacancies in the position of
Manager and the provisions of Section 3.3 hereof with respect to the election of Managers to the Board of Managers by Members, designate any person who shall agree to be bound by all of the terms of this Agreement as a Manager.
The names and mailing addresses of the Managers shall be set forth in the books and records of the Fund.  The number of Managers shall be fixed from time to time by the Board of Managers.

      (b)   Each Manager shall serve on the Board of Managers for the
duration of the term of the Fund, unless his or her status as a Manager shall be sooner terminated pursuant to Section 4.2 hereof.  In the event of any vacancy in the position of Manager, the remaining Managers may appoint an individual to serve in such capacity, so long as immediately after such appointment at least two-thirds (2/3) of the Managers then serving would have been elected by the Members.  The Board of Managers may call a meeting of
Members to fill any vacancy in the position of Manager, and shall do so within 60 days after any date on which Managers who were elected by the
Members cease to constitute a majority of the Managers then serving on the
Board of Managers.

      (c)   In the event that no Manager remains to continue the business of the Fund, the Adviser shall promptly call a meeting of the Members, to be held within 60 days after the date on which the last Manager ceased to act in that capacity, for the purpose of determining whether to continue the business of the Fund and, if the business shall be continued, of electing the required number of Managers to the Board of Managers.  If the Members shall determine at such meeting not to continue the business of the Fund or if the required number of Managers is not elected within 60 days after the date on which the last Manager ceased to act in that capacity, then the Fund shall be dissolved pursuant to Section 6.1 hereof and the assets of the Fund shall be liquidated and distributed pursuant to Section 6.2 hereof.

2.7         Members

            The Fund may offer Interests for purchase by investors in such manner and at such times as may be determined by the Board of Managers.  All subscriptions for Interests are subject to the receipt by the Fund or its custodian of cleared funds on or before the acceptance date for such subscriptions in the full amount of the subscription.  Subject to the foregoing, a person may be admitted to the Fund as a Member subject to the condition that such person shall execute an appropriate signature page of this Agreement or an investor application or certification form pursuant to which such Member agrees to be bound by all the terms and provisions of this
Agreement.  The Board of Managers may in its sole discretion reject any subscription for an Interest.  The Board of Managers may, in its sole discretion, suspend the offering of the Interests at any time. The admission of any person as a Member shall be effective upon the revision of the books and records of the Fund to reflect the name and the contribution to the capital of the Fund of such additional Member.

2.8   Special Advisory Member

            Upon signing this Agreement, the Adviser (or an affiliated company that it designates to be the Special Advisory Member) shall be admitted to the Fund as the Special Advisory Member, subject to due approval, in accordance with the requirements of the 1940 Act, of the Investment
Advisory Agreement.  The interest in the Fund of the Special Advisory Member shall be non-voting and shall have no participation in the net profit or net loss of the Fund other than as a result of the Incentive Allocation.  If at any time the Investment Advisory Agreement between the Fund and the person then serving as Adviser terminates, the Board of Managers shall admit as a substitute Special Advisory Member, upon its signing this Agreement, such person as may be retained by the Fund to provide investment advisory services pursuant to an Investment Advisory Agreement (or an affiliated person of such person that it designates to be the Special Advisory Member), subject to the due approval of the Investment Advisory Agreement with such person in accordance with the requirements of the 1940 Act.

2.9   Organizational Member

            The initial contribution of capital to the Fund by the
Organizational Member shall be represented by an Interest, which Interest shall have the same rights as other Interests held by Members.

2.10  Both Managers and Members

            A Member may at the same time be a Manager and a Member, or a
Special Advisory Member and Member, in which event such Member's rights and obligations in each capacity shall be determined separately in accordance with the terms and provisions of this Agreement or as provided in the
Delaware Act.

2.11  Limited Liability

            Except as provided under applicable law, a Member and the Special
Advisory Member shall not be liable for the Fund's debts, obligations and liabilities in any amount in excess of the capital account balance of such
Member, plus such Member's share of undistributed profits and assets.  Except as provided under applicable law, a Manager shall not be liable for the
Fund's debts, obligations and liabilities.

                                 ARTICLE III

                                  MANAGEMENT

3.1   Management and Control

      (a)   Management and control of the business of the Fund shall be vested in the Board of Managers, which shall have the right, power and authority, on behalf of the Fund and in its name, to exercise all rights, powers and authority of Managers under the Delaware Act and to do all things necessary and proper to carry out the objective and business of the Fund and their duties hereunder.  No Manager shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such
Manager's authority as delegated by the Board of Managers.  The parties hereto intend that, except to the extent otherwise expressly provided herein,
(i) each Manager shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation and (ii) each Independent Manager shall be vested with the same powers, authority and responsibilities on behalf of the
Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a
Delaware corporation who is not an "interested person" of such company, as such term is defined by the 1940 Act.  During any period in which the Fund shall have no Managers, the Adviser shall continue to serve as the Adviser to the Fund and shall have the authority to manage the business and affairs of the Fund.

      (b)   Members shall have no right to participate in and shall take no part in the management or control of the Fund's business and shall have no right, power or authority to act for or bind the Fund.  Members shall have the right to vote on any matters only as provided in this Agreement or on any matters that require the approval of the holders of voting securities under the 1940 Act or as otherwise required in the Delaware Act.

      (c)   The Board of Managers may delegate to any other person any rights, power and authority vested by this Agreement in the Board of Managers to the extent permissible under applicable law, and may appoint persons to serve as officers of the Fund, with such titles and authority as may be determined by the Board of Managers consistent with applicable law.

3.2   Actions by the Board of Managers

      (a)   Unless provided otherwise in this Agreement, the Board of
Managers shall act only: (i) by the affirmative vote of a majority of the
Managers (including the vote of a majority of the Independent Managers if required by the 1940 Act) present at a meeting duly called at which a quorum of the Managers shall be present (in person or, if in person attendance is not required by the 1940 Act, by telephone) or (ii) by unanimous written consent of all of the Managers without a meeting, if permissible under the
1940 Act.

      (b)   The Board of Managers may designate from time to time a Principal
Manager who shall preside at all meetings of the Board of Managers.  Meetings of the Board of Managers may be called by the Principal Manager or by any two
Managers, and may be held on such date and at such time and place as the
Board of Managers shall determine.  Each Manager shall be entitled to receive written notice of the date, time and place of such meeting within a reasonable time in advance of the meeting.  Except as otherwise required by the 1940 Act, notice need not be given to any Manager who shall attend a meeting without objecting to the lack of notice or who shall execute a written waiver of notice with respect to the meeting.  Managers may attend and participate in any meeting by telephone except where in-person attendance at a meeting is required by the 1940 Act.  A majority of the Managers shall constitute a quorum at any meeting.

3.3   Meetings of Members

(a)  Actions requiring the vote of the Members may be taken at any duly constituted meeting of the Members at which a quorum is present.  Meetings of the Members may be called by the Board of Managers or by Members holding 25%
or more of the total number of votes eligible to be cast by all Members, and may be held at such time, date and place as the Board of Managers shall determine.  The Board of Managers shall arrange to provide written notice of the meeting, stating the date, time and place of the meeting and the record date therefor, to each Member entitled to vote at the meeting within a reasonable time prior thereto.  Failure to receive notice of a meeting on the part of any Member shall not affect the validity of any act or proceeding of the meeting, so long as a quorum shall be present at the meeting, except as otherwise required by applicable law.  Only matters set forth in the notice of a meeting may be voted on by the Members at a meeting.  The presence in person or by proxy of Members holding a majority of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.  In the absence of a quorum, a meeting of the Members may be adjourned by action of a majority of the Members present in person or by proxy without additional notice to the Members.  Except as otherwise required by any provision of this Agreement or of the 1940 Act, (i) those candidates receiving a plurality of the votes cast at any meeting of Members shall be elected as Managers and (ii) all other actions of the Members taken at a meeting shall require the affirmative vote of Members holding a majority of the total number of votes eligible to be cast by those Members who are present in person or by proxy at such meeting.

      (b)   Each Member shall be entitled to cast at any meeting of Members a number of votes equivalent to such Member's Investment Percentage as of the record date for such meeting.  The Board of Managers shall establish a record date not less than 10 days nor more than 60 days prior to the date of any meeting of Members to determine eligibility to vote at such meeting and the number of votes that each Member will be entitled to cast at the meeting, and shall maintain for each such record date a list setting forth the name of each Member and the number of votes that each Member will be entitled to cast at the meeting.

      (c)   A Member may vote at any meeting of Members by a proxy properly executed in writing by the Member and filed with the Fund before or at the time of the meeting.  A proxy may be suspended or revoked, as the case may be, by the Member executing the proxy by a later writing delivered to the
Fund at any time prior to exercise of the proxy or if the Member executing the proxy shall be present at the meeting and decide to vote in person.  Any action of the Members that is permitted to be taken at a meeting of the
Members may be taken without a meeting if consents in writing, setting forth the action taken, are signed by Members holding a majority of the total number of votes eligible to be cast or such greater percentage as may be required in order to approve such action.

3.4   Custody of Assets of the Fund

The physical possession of all funds, Securities or other properties of the
Fund shall at all times, be held, controlled and administered by one or more custodians retained by the Fund in accordance with the requirements of the
1940 Act and the rules thereunder.

3.5       Other Activities of Members and Managers

      (a)   The Managers shall not be required to devote all of their time to the affairs of the Fund, but shall devote such time as may reasonably be required to perform their obligations under this Agreement.

      (b)   Any Member or Manager, and any Affiliate of any Member or
Manager, may engage in or possess an interest in other business ventures or commercial dealings of every kind and description, independently or with others, including, but not limited to, acquisition and disposition of
Securities, provision of investment advisory or brokerage services, serving as directors, officers, employees, advisors or agents of other companies, partners of any partnership, members of any limited liability company, or trustees of any trust, or entering into any other commercial arrangements.
No Member or Manager shall have any rights in or to such activities of any other Member or Manager, or any profits derived therefrom.

3.6   Duty of Care

      (a)   Neither a Manager, the Adviser nor the Investment Manager shall be liable to the Fund or to any of its Members for any loss or damage occasioned by any act or omission in the performance of their services pursuant to any agreement, including this Agreement, between a Manager, the
Adviser or the Investment Manager and the Fund for the provision of services to the Fund unless it shall be determined by final judicial decision on the merits from which there is no further right to appeal that such loss is due to an act or omission of the Manager, the Adviser or the Investment Manager,
as applicable, constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the performance of their services to the Fund.

      (b)   Members not in breach of any obligation hereunder or under any agreement pursuant to which the Member subscribed for an Interest shall be liable to the Fund, any Member or third parties only as provided under the
Delaware Act.

3.7   Indemnification

      (a)   To the fullest extent permitted by law, the Fund shall, subject to Section 3.7(b) hereof, indemnify each Manager (including for this purpose his or her respective executors, heirs, assigns, successors or other legal representatives), against all losses, claims, damages, liabilities, costs and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which such indemnitee may be or may have been involved as a party or otherwise, or with which such indemnitee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Manager of the Fund or the past or present performance of services to the Fund by such indemnitee, except to the extent such loss, claim, damage, liability, cost or expense shall have been finally determined in a decision on the merits in any such action, suit, investigation or other proceeding to have been incurred or suffered by such indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office.  The rights of indemnification provided under this Section  3.7 shall not be construed so as to provide for indemnification of a Manager for any liability (including liability under federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of this Section 3.7 to the fullest extent permitted by law.

      (b)   Expenses, including reasonable counsel fees, so incurred by any such indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties), may be paid from time to time by the
Fund in advance of the final disposition of any such action, suit, investigation or proceeding upon receipt of an undertaking by or on behalf of such indemnitee to repay to the Fund amounts so paid if it shall ultimately be determined that indemnification of such expenses is not authorized under
Section 3.7(a) hereof; provided, however, that (i) such indemnitee shall provide security for such undertaking, (ii) the Fund shall be insured by or on behalf of such indemnitee against losses arising by reason of such indemnitee's failure to fulfill such undertaking, or (iii) a majority of the
Managers (excluding any Manager who is either seeking advancement of expenses hereunder or is or has been a party to any other action, suit, investigation or proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for advancement of expenses hereunder) or independent legal counsel in a written opinion shall determine based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe such indemnitee ultimately will be entitled to indemnification.

      (c)   As to the disposition of any action, suit, investigation or proceeding (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication or a decision on the merits by a court, or by any other body before which the proceeding shall have been brought, that an indemnitee is liable to the Fund or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office, indemnification shall be provided pursuant to Section 3.7(a) hereof if (i) approved as in the best interests of the Fund by a majority of the Managers (excluding any Manager who is either seeking indemnification hereunder or is or has been a party to any other action, suit, investigation or proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for indemnification hereunder) upon a determination based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such indemnitee acted in good faith and in the reasonable belief that such actions were in the best interests of the Fund and that such indemnitee is not liable to the Fund or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office, or (ii) the Board of
Managers secures a written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry)
to the effect that such indemnification would not protect such indemnitee against any liability to the Fund or its Members to which such indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office.

      (d)   Any indemnification or advancement of expenses made pursuant to this Section 3.7 shall not prevent the recovery from any indemnitee of any such amount if such indemnitee subsequently shall be determined in a decision on the merits in any action, suit, investigation or proceeding involving the liability or expense that gave rise to such indemnification or advancement of expenses to be liable to the Fund or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office.  In (i) any suit brought by a Manager (or other person entitled to indemnification hereunder) to enforce a right to indemnification under this Section 3.7 it shall be a defense that, and (ii) in any suit in the name of the Fund to recover any indemnification or advancement of expenses made pursuant to this Section 3.7 the Fund shall be entitled to recover such expenses upon a final adjudication that, the Manager or other person claiming a right to indemnification under this Section 3.7 has not met the applicable standard of conduct set forth in this Section 3.7.  In any such suit brought to enforce a right to indemnification or to recover any indemnification or advancement of expenses made pursuant to this Section 3.7, the burden of proving that the Manager or other person claiming a right to indemnification is not entitled to be indemnified, or to any indemnification or advancement of expenses, under this
Section 3.7 shall be on the Fund (or any Member acting derivatively or otherwise on behalf of the Fund or its Members).

      (e)   An indemnitee may not satisfy any right of indemnification or advancement of expenses granted in this Section 3.7 or to which such indemnitee may otherwise be entitled except out of the assets of the Fund, and no Member shall be personally liable with respect to any such claim for indemnification or advancement of expenses.

      (f)   The rights of indemnification provided hereunder shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law.  Nothing contained in this Section 3.7 shall affect the power of the Fund to purchase and maintain liability insurance on behalf of any Manager or other person.

3.8   Fees, Expenses and Reimbursement

      (a)   The Adviser and its Affiliates shall be entitled to receive such fees for services provided to the Fund as may be agreed to by the Adviser (or its Affiliate) and the Fund pursuant to the Investment Advisory Agreement or other applicable agreement relating to such services.

      (b)   The Board of Managers may cause the Fund to compensate each
Manager who is not an officer or employee of the Adviser (or of any Affiliate of the Adviser) for his or her services as such, and such Manager shall be reimbursed by the Fund for reasonable travel and out-of-pocket expenses incurred by him in performing his duties under this Agreement.

      (c)   The Fund shall bear all costs and expenses incurred in its business and operations, other than those specifically required to be borne by the Adviser pursuant to the Investment Advisory Agreement.  Costs and expenses to be borne by the Fund include, but are not limited to, the following:

      (1)   all costs and expenses directly related to investment
      transactions and positions for the Fund's account, including, but not limited to, brokerage commissions, research fees, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased, custodial fees, margin fees, transfer taxes and premiums, taxes withheld on foreign dividends and indirect expenses from investments in Portfolio Funds;

      (2)   all costs and expenses associated with the operation and
      registration of the Fund, offering costs and the costs of compliance with applicable Federal and state laws;

      (3)   all costs and expenses associated with the organization and operation of separate investment funds managed by Portfolio Managers retained by the Fund;

      (4)   the costs and expenses of holding meetings of the Board and any meetings of Members, including costs associated with the preparation and dissemination of proxy materials;

      (6)   the fees and disbursements of Fund counsel, legal counsel to the
            Independent Managers, independent accountants for the Fund and other consultants and professionals engaged on behalf of the
            Fund;

(7)   the Management Fee payable to the Adviser pursuant to the Investment
            Advisory Agreement;

(8)   the fees payable to custodians and other persons providing administrative services to the Fund;

      (9)   the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund or the Board;

      (10)  all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to Members; and

      (11)  such other types of expenses as may be approved from time to time by the Board of Managers.

      The Adviser shall be entitled to reimbursement from the Fund for any of the above costs and expenses that it pays on behalf of the Fund.

      (d)   Subject to procuring any required regulatory approvals, from time to time the Fund may, alone or in conjunction with other registered or unregistered investment funds or other accounts for which the Adviser, or any
Affiliate of the Adviser, acts as general partner or investment adviser, purchase insurance in such amounts, from such insurers and on such terms as the Board of Managers shall determine.

                                  ARTICLE IV

                TERMINATION OF STATUS OF ADVISER AND MANAGERS,
                          TRANSFERS AND REPURCHASES

4.1   Termination of Status of the Adviser

      The status of the Adviser (or an affiliated company that it has designated to serve as the Special Advisory Member) as the Special Advisory
Member shall terminate if the Investment Advisory Agreement with the Adviser terminates and the Fund does not enter into a new Investment Advisory
Agreement with the Adviser, effective as of the date of such termination.

4.2   Termination of Status of a Manager

      The status of a Manager shall terminate if the Manager (i) shall die;
(ii) shall be adjudicated incompetent; (iii) shall voluntarily withdraw as a
Manager (upon not less than 90 days' prior written notice to the other
Managers); (iv) shall be removed; (v) shall be certified by a physician to be mentally or physically unable to perform his or her duties hereunder; (vi)
shall be declared bankrupt by a court with appropriate jurisdiction, file a petition commencing a voluntary case under any bankruptcy law or make an assignment for the benefit of creditors; (vii) shall have a receiver appointed to administer the property or affairs of such Manager; or (viii)
shall otherwise cease to be a Manager of the Fund under the Delaware Act.

4.3   Removal of the Managers

      Any Manager may be removed either by (a) the vote or written consent of at least two-thirds (2/3) of the Managers not subject to the removal vote or
(b) the vote or written consent of Members holding not less than two-thirds
(2/3) of the total number of votes eligible to be cast by all Members.

4.4   Transfer of Interests of Members

      (a)   An Interest of a Member may be Transferred only (i) by operation of law pursuant to the death, divorce, bankruptcy, insolvency, dissolution or incompetency of such Member or (ii) with the written consent of the Board of
Managers (which may be withheld in its sole discretion); provided, however, that the Board of Managers may not consent to any Transfer other than a
Transfer (i) in which the tax basis of the Interest in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferor (e.g., certain Transfers to affiliates, gifts and contributions to family partnerships), (ii) to members of the Member's immediate family (brothers, sisters, spouse, parents and children), (iii) as a distribution from a qualified retirement plan or an individual retirement account, or (iv) a Transfer to which the Board of Managers may consent pursuant to the following sentence.  The Board of Managers may consent to other pledges, transfers, or assignments under such other circumstances and conditions as it, in its sole discretion, deems appropriate; provided,
                                                             --------
however, that prior to any such pledge, transfer, or assignment, the Board of
Managers shall consult with counsel to the Fund to ensure that such pledge, transfer, or assignment will not cause the Fund to be treated as a "publicly traded partnership" taxable as a corporation.  In no event, however, will any transferee or assignee be admitted as a Member without the consent of the
Board of Managers which may be withheld in its sole discretion.  Any pledge, transfer, or assignment not made in accordance with this Section 4.4 shall be void.

      (b)   The Board of Managers may not consent to a Transfer of an
Interest or a portion thereof of a Member unless:  (i) the person to whom the
Interest is Transferred (or each of the person's beneficial owners if such a person is a "private investment company" as defined in paragraph (d)(3) of
Rule 205-3 under the Advisers Act) is a person whom the Board of Managers believes meets the requirements of paragraph (d)(1) of Rule 205-3 under the
Advisers Act or any successor rule thereto; and (ii) the entire Interest of the Member is Transferred to a single transferee or, after the Transfer of a portion of an Interest, the balance of the Capital Account of each of the transferee and transferor is not less than $50,000.  Any transferee that acquires an Interest by operation of law as the result of the death, divorce, bankruptcy, insolvency, dissolution or incompetency of a Member or otherwise, shall be entitled to the allocations and distributions allocable to the
Interest so acquired and to Transfer such Interest in accordance with the terms of this Agreement, but shall not be entitled to the other rights of a
Member unless and until such transferee becomes a substituted Member.  If a
Member transfers an Interest with the approval of the Board of Managers, the
Board of Managers shall promptly take all necessary actions so that the transferee to whom such Interest is transferred is admitted to the Fund as a
Member.  Each Member effecting a Transfer and its transferee agree to pay all expenses, including attorneys' and accountants' fees, incurred by the Fund in connection with such Transfer.

      (c)   Each Member shall indemnify and hold harmless the Fund, the
Managers, the Adviser, each other Member and any Affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses
(including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from (i) any
Transfer made by such Member in violation of this Section 4.4 and (ii) any misrepresentation by such Member in connection with any such Transfer.

4.5   Transfer of Interests of Special Advisory Member

      (a)   The Adviser (or an affiliated company that it has designated as the Special Advisory Member) may not Transfer its Interest as the Special
Advisory Member, except to an Affiliate of the Adviser.  Any such Transfer shall be subject to approval by the Board of Managers.

4.6   Repurchase of Interests

      (a)   Except as otherwise provided in this Agreement, no Member or other person holding an Interest or portion thereof shall have the right to withdraw or tender to the Fund for repurchase that Interest or portion thereof.  The Board of Managers from time to time, in its sole discretion and on such terms and conditions as it may determine, may cause the Fund to repurchase Interests or portions thereof pursuant to written tenders.
However, the Fund shall not offer to repurchase Interests on more than two occasions during any one Fiscal Year unless it has received an opinion of counsel to the effect that such more frequent offers would not cause any adverse tax consequences to the Fund or the Members.  In determining whether to cause the Fund to repurchase Interests or portions thereof pursuant to written tenders, the Board of Managers shall consider the recommendation of the Adviser, and shall also consider the following factors, among others:

(1)     whether any Members have requested to tender Interests or portions thereof to the Fund;

(2)     the liquidity of the Fund's assets;

(3)     the investment plans and working capital requirements of the Fund;

(4)      the relative economies of scale with respect to the size of the Fund;

(5)     the history of the Fund in repurchasing Interests or portions

(6)     thereof;the economic condition of the securities markets; and

(7)     the anticipated tax consequences of any proposed repurchases of
Interests or portions thereof.

      The Board of Managers shall cause the Fund to repurchase Interests or portions thereof pursuant to written tenders only on terms determined by the
Board of Managers to be fair to the Fund and to all Members (including persons holding Interests acquired from Members), as applicable.

      (b)   A Member who tenders for repurchase only a portion of the
Member's Interest will be required to maintain a capital account balance equal to $50,000 net of the amount of the Incentive Allocation, if any, that is to be debited from the capital account of the Member as of the Valuation
Date with respect to the portion of the Interest repurchased.  If a Member tenders an amount that would cause the Member's capital account balance to fall below the required minimum, the Fund reserves the right to reduce the amount to be purchased from the Member so that the required minimum balance is maintained.

      (c)   The Adviser (or an affiliated company that it has designated as the Special Advisory Member) may tender any Interest or a portion thereof that it holds as a Member under Section 4.6(a) hereof.

      (d)   The Adviser (or an affiliated company that it has designated as the Special Advisory Member) may withdraw any Incentive Allocation credited to the Special Advisory Account at any time following the date on which the
Incentive Allocation is made.

(e)   The Board of Managers may cause the Fund to repurchase an Interest or portion thereof of a Member or any person acquiring an Interest or portion thereof from or through a Member in the event that the Board of Managers determines or has reason to believe that:

(1)   such an Interest or portion thereof has been transferred in violation of Section 4.4 hereof, or such an Interest or portion thereof has vested in any person by operation of law as the result of the death, divorce, bankruptcy, insolvency, dissolution or incompetency of a Member;

(2)   ownership of such an Interest by a Member or other person will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities laws of the United States or any other relevant jurisdiction;

(3)   continued ownership of such an Interest may be harmful or injurious to the business or reputation of the Fund, the Managers or the Adviser, or may subject the Fund or any of the Members to an undue risk of adverse tax or other fiscal consequences;

            (4)   such Member's continued participation in the Fund may cause the Fund to be classified as a "publicly traded partnership" within the meaning of Section 7704 of the Code and the Treasury Regulations thereunder;

            (5)   any of the representations and warranties made by a Member in connection with the acquisition of an Interest or portion thereof was not true when made or has ceased to be true; or

            (6)   it would be in the best interests of the Fund, as
determined by the Board of Managers in its sole discretion, for the Fund to repurchase such an Interest or portion thereof.

      (f)   Repurchases of Interests or portions thereof by the Fund shall be payable promptly after the date of each such repurchase or, in the case of an offer by the Fund to repurchase Interests, promptly after the expiration date of such repurchase offer in accordance with the terms of such offer.  Payment of the purchase price for an Interest (or portion thereof) shall consist of:
(i) cash or a promissory note, which need not bear interest, in an amount equal to such percentage, as may be determined by the Board of Managers, of the estimated unaudited net asset value of the Interest (or portion thereof)
repurchased by the Fund determined as of the date of such repurchase (the
"Initial Payment"); and, if determined to be appropriate by the Board of
Managers or if the Initial Payment is less than 100% of the estimated unaudited net asset value, (ii) a promissory note entitling the holder thereof to a contingent payment equal to the excess, if any, of (x) the net asset value of the Interest (or portion thereof) repurchased by the Fund as of the date of such repurchase, determined based on the audited financial statements of the Fund for the Fiscal Year in which such repurchase was effective, over (y) the Initial Payment.  Notwithstanding anything in the foregoing to the contrary, the Board of Managers, in its discretion, may pay any portion of the repurchase price in marketable Securities (or any combination of marketable Securities and cash) having a value, determined as of the date of repurchase, equal to the amount to be repurchased.  Any promissory note given to satisfy the Initial Payment shall be due and payable not more than 45 days after the date of repurchase or, if the Fund has requested withdrawal of its capital from any Portfolio Funds in order to fund the repurchase of Interests, 10 business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Portfolio
Funds.

      (g)   Subject to the approval of the Board of Managers and compliance with the 1940 Act, the Fund may impose a redemption fee in connection with repurchases of Interests, including a fee applicable to repurchases of
Interests (or portions thereof) effected prior to expiration of a specified period subsequent to a Member's admission to the Fund.

      (h)   A Member may at any time submit to the Fund a written request that the Fund repurchase the entire Interest of such Member, as contemplated by Section 6.1(3) hereof.  Any such request shall be sent to the Fund by registered or certified mail, return receipt requested, and shall be deemed valid only if the Member has received a letter from the Fund acknowledging its receipt of the request.  The Fund shall send such letter to the Member promptly upon its receipt of the Member's request.

                                  ARTICLE V

                                   CAPITAL

5.1   Contributions to Capital

      (a)   The minimum initial contribution of each Member to the capital of the Fund shall be such amount as the Board of Managers, in its discretion, may determine from time to time.  The amount of the initial contribution of each Member shall be recorded on the books and records of the Fund upon acceptance as a contribution to the capital of the Fund.  The Managers shall not be entitled to make contributions of capital to the Fund as Managers of the Fund, but may make contributions to the capital of the Fund as Members.
The Adviser may make contributions to the capital of the Fund as a Member.

      (b)   Members may make additional contributions to the capital of the
Fund effective as of such times as the Board of Managers, in its discretion, may permit, subject to Section 2.7 hereof, but no Member shall be obligated to make any additional contribution to the capital of the Fund except to the extent provided in Section 5.6 hereof.  The minimum initial capital contribution of a Member to the capital of the Fund shall be such amount as the Board of Managers, in its sole discretion, may determine from time to time.

      (c)   Initial and any additional contributions to the capital of the
Fund by any Member shall be payable in cash, payable in readily available funds at the date of the proposed acceptance of the contribution.

5.2   Rights of Members to Capital

      No Member shall be entitled to interest on any contribution to the capital of the Fund, nor shall any Member be entitled to the return of any capital of the Fund except (i) upon the repurchase by the Fund of a part or all of such Member's Interest pursuant to Section 4.6 hereof, (ii) pursuant to the provisions of Section 5.6 (c) hereof or (iii) upon the liquidation of the Fund's assets pursuant to Section 6.2 hereof.  No Member shall be liable for the return of any such amounts.  No Member shall have the right to require partition of the Fund's property or to compel any sale or appraisal of the Fund's assets.

5.3   Capital Accounts

      (a)   The Fund shall maintain a separate Capital Account for each
Member.

      (b)   Each Member's Capital Account shall have an initial balance equal to the amount of cash constituting such Member's initial contribution to the capital of the Fund.

      (c)   Each Member's Capital Account shall be increased by the sum of
(i) the amount of cash constituting additional contributions by such Member to the capital of the Fund permitted pursuant to Section 5.1 hereof, plus
(ii) all amounts credited to such Member's Capital Account pursuant to
Sections 5.4 through 5.6 hereof.

      (d)   Each Member's Capital Account shall be reduced by the sum of (i)
the amount of any repurchase of the Interest, or portion thereof, of such
Member or distributions to such Member pursuant to Sections 4.6, 5.9 or 6.2 hereof which are not reinvested (net of any liabilities secured by any asset distributed that such Member is deemed to assume or take subject to under
Section 752 of the Code), plus (ii) any amounts debited against such Capital
Account pursuant to Sections 5.4 through 5.7 hereof.

      (e)   The Fund shall maintain a Special Advisory Account for the
Adviser (or an affiliated company that it has designated to be the Special
Advisory Member) in its capacity as Special Advisory Member solely for purposes of receiving the Incentive Allocation pursuant to Section 5.7 hereof.  The Special Advisory Account shall have an initial balance of zero.

5.4   Allocation of Net Profit and Net Loss; Allocation of Offering Costs

      As of the last day of each Fiscal Period, any Net Profit or Net Loss for the Fiscal Period, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the Fiscal Period shall be allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Investment Percentages for such Fiscal Period.

5.5   Allocation of Certain Expenditures

      Except as otherwise provided for in this Agreement and unless prohibited by the 1940 Act, any expenditures payable by the Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those
Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments.  Such charges shall be debited from the Capital Accounts of such Members as of the close of the Fiscal Period during which any such items were paid or accrued by the Fund.

5.6   Reserves

      (a)   Appropriate reserves may be created, accrued and charged against
Net Assets and proportionately against the Capital Accounts of the Members for contingent liabilities, if any, as of the date any such contingent liability becomes known to the Adviser or the Board of Managers, such reserves to be in the amounts that the Board of Managers, in its sole discretion, deems necessary or appropriate.  The Board of Managers may increase or reduce any such reserves from time to time by such amounts as the
Board of Managers, in its sole discretion, deems necessary or appropriate.
The amount of any such reserve, or any increase or decrease therein, shall be proportionately charged or credited, as appropriate, to the Capital Accounts of those parties who are Members at the time when such reserve is created, increased or decreased, as the case may be; provided, however, that if any such individual reserve item, adjusted by any increase therein, exceeds the lesser of $500,000 or 1% of the aggregate value of the Capital Accounts of all such Members, the amount of such reserve, increase, or decrease shall instead be charged or credited to those parties who were Members at the time, as determined by the Board of Managers, in its sole discretion, of the act or omission giving rise to the contingent liability for which the reserve was established, increased or decreased  in proportion to their Capital Accounts at that time.

      (b)   If at any time an amount is paid or received by the Fund (other than contributions to the capital of the Fund, distributions or repurchases of Interests or portions thereof) and such amount exceeds the lesser of
$500,000 or 1% of the aggregate value of the Capital Accounts of all Members at the time of payment or receipt and such amount was not accrued or reserved for but would nevertheless, in accordance with the Fund's accounting practices, be treated as applicable to one or more prior Fiscal Periods, then such amount shall be proportionately charged or credited, as appropriate, to those parties who were Members during such prior Fiscal Period or Periods.

      (c)   If any amount is required by paragraph (a) or (b) of this Section
5.6 to be charged or credited to a party who is no longer a Member, such amount shall be paid by or to such party, as the case may be, in cash, with interest from the date on which the Board of Managers determines that such charge or credit is required.  In the case of a charge, the former Member shall be obligated to pay the amount of the charge, plus interest as provided above, to the Fund on demand; provided, however, that (i) in no event shall a former Member be obligated to make a payment exceeding the amount of such
Member's Capital Account at the time to which the charge relates; and (ii) no such demand shall be made after the expiration of three years since the date on which such party ceased to be a Member.  To the extent that a former
Member fails to pay to the Fund, in full, any amount required to be charged to such former Member pursuant to paragraph (a) or (b), whether due to the expiration of the applicable limitation period or for any other reason whatsoever, the deficiency shall be charged proportionately to the Capital
Accounts of the Members at the time of the act or omission giving rise to the charge to the extent feasible, and otherwise proportionately to the Capital
Accounts of the current Members.

5.7   Incentive Allocation

      (a)   So long as the Adviser (or an affiliated company that it has designated to be the Special Advisory Member) serves as the Special Advisory
Member of the Fund, the Incentive Allocation shall be debited against the
Capital Account of each Member as of the last day of each Allocation Period with respect to such Member and the amount so debited shall simultaneously be credited to the Special Advisory Account.

      (b)   At any time following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive
Allocation (computed on the basis of unaudited data) that was credited to the
Special Advisory Account.  Within 30 days after the completion of the audit of the books of the Fund for the year in which allocations to the Special
Advisory Account are made, the Fund shall pay to the Special Advisory Member any additional amount of Incentive Allocation determined to be owed to the
Special Advisory Member based on the audit, and the Special Advisory Member shall pay to the Fund any excess amount of Incentive Allocation determined to be owed to the Fund.
      (c)   If only a portion of the Interest of a Member is repurchased by the Fund as of a date that would not, but for such repurchase, be the end of an Allocation Period, the Incentive Allocation shall be made as of such date only as to that portion of any Positive Allocation Change for the Allocation
Period that is allocable to the portion of the Interest repurchased.  For this purpose, pro rata portions of the Positive Allocation Change and the
Preferred Return for the Allocation Period, and any balance in the Loss
Recovery Account, shall be deemed associated with the portion of the Interest repurchased, and there shall be a corresponding reduction made in the
Positive Allocation Change, Preferred Return and Loss Recovery Account
balance (if any) associated with the remaining Interest.  As of the end of the next Allocation Period with respect to a Member following the repurchase of a portion of the Member's Interest, the Incentive Allocation with respect to such Interest (if any) shall be determined based on the Positive
Allocation Change and Preferred Return for the period from the beginning of the Allocation Period in which such repurchase was made through the end of the current Allocation Period and the balance of the Loss Recovery Account
(if any) as of the end of the current Allocation Period.

5.8   Tax Allocations

      For each fiscal year, items of income, deduction, gain, loss or credit shall be allocated for income tax purposes among the Members in such manner as to reflect equitably amounts credited or debited to each Member's Capital
Account for the current and prior fiscal years (or relevant portions thereof).  Allocations under this Section 5.8 shall be made pursuant to the principles of Sections 704(b) and 704(c) of the Code, and in conformity with
Regulations Sections 1.704-1(b)(2)(iv)(f) and (g), 1.704-1(b)(4)(i) and
1.704-3(e) promulgated thereunder, as applicable, or the successor provisions to such Section and Regulations.  Notwithstanding anything to the contrary in this Agreement, there shall be allocated to the Members such gains or income as shall be necessary to satisfy the "qualified income offset" requirement of
Treasury Regulationss.1.704-1(b)(2)(ii)(d).

      If the Fund realizes capital gains (including short-term capital gains)
for Federal income tax purposes ("gains") for any fiscal year during or as of the end of which the Interests of one or more Positive Basis Members (as hereinafter defined) are repurchased by the Fund pursuant to Article IV, the
Board of Managers, unless otherwise determined by the Board of Managers, in its sole discretion, shall allocate such gains as follows: (i) to allocate such gains among such Positive Basis Members, pro rata in proportion to the respective Positive Basis (as hereinafter defined) of each such Positive
Basis Member, until either the full amount of such gains shall have been so allocated or the Positive Basis of each such Positive Basis Member shall have been eliminated and (ii) to allocate any gains not so allocated to Positive
Basis Members to the other Members in such manner as shall equitably reflect the amounts allocated to such Members' Capital Accounts pursuant to Section
5.4.

      If the Fund realizes capital losses (including long-term capital losses) for Federal income tax purposes ("losses") for any fiscal year during or as of the end of which the Interests of one or more Negative Basis Members
(as hereinafter defined) are repurchased by the Fund pursuant to Article IV, the Board of Managers, unless otherwise determined by the Board of Managers, in its sole discretion, shall allocate such losses as follows: (i) to allocate such losses among such Negative Basis Members, pro rata in proportion to the respective Negative Basis (as hereinafter defined) of each such Negative Basis Member, until either the full amount of such losses shall have been so allocated or the Negative Basis of each such Negative Basis
Member shall have been eliminated and (ii) to allocate any losses not so allocated to Negative Basis Members to the other Members in such manner as shall equitably reflect the amounts allocated to such Members' Capital
Accounts pursuant to Section 5.4.

      As used herein, (i) the term "Positive Basis" shall mean, with respect to any Member and as of any time of calculation, the amount by which its
Interest as of such time exceeds its "adjusted tax basis," for Federal income tax purposes, in its Interest as of such time (determined without regard to any adjustments made to such "adjusted tax basis" by reason of any transfer or assignment of such Interest, including by reason of death, and without regard to such Member's share of the liabilities of the Fund under Section
752 of the Code), and (ii) the term "Positive Basis Member" shall mean any
Member whose Interest is repurchased by the Fund and who has Positive Basis as of the effective date of the repurchase, but such Member shall cease to be a Positive Basis Member at such time as it shall have received allocations pursuant to clause (i) of the second paragraph of this Section 5.8 equal to its Positive Basis as of the effective date of such repurchase.

      As used herein, (i) the term "Negative Basis" shall mean, with respect to any Member and as of any time of calculation, the amount by which its
Interest as of such time is less than its "adjusted tax basis," for Federal income tax purposes, in its Interest as of such time (determined without regard to any adjustments made to such "adjusted tax basis" by reason of any transfer or assignment of such Interest, including by reason of death, and without regard to such Member's share of the liabilities of the Fund under
Section 752 of the Code), and (ii) the term "Negative Basis Member" shall mean any Member whose Interest is repurchased by the Fund and who has
Negative Basis as of the effective date of such repurchase, but such Member shall cease to be a Negative Basis Member at such time as it shall have received allocations pursuant to clause (i) of the third paragraph of this
Section. 5.8 equal to its Negative Basis as of the effective date of such repurchase.

      Notwithstanding anything to the contrary in the foregoing, if the Fund realizes taxable income and gains in any fiscal year with respect to which the Special Advisory Member is entitled to an Incentive Allocation under
Section 5.7 hereof, the Board of Managers (at the request of the Special
Advisory Member) may specially allocate such gains to the Special Advisory
Member in an amount by which the Incentive Allocation exceeds the Special
Advisory Member's "adjusted tax basis" (determined without regard to any allocation to be made pursuant to this paragraph) in its interest in the Fund as of the time it withdraws such Incentive Allocation.  The Special Advisory
Member's "adjusted tax basis", for these purposes, shall be increased by any amount of the Incentive Allocation withdrawal that it elects to contribute as a Member to the Fund as of the date of the withdrawal of the Incentive
Allocation.

5.9   Distributions

      The Board of Managers, in its sole discretion, may authorize the Fund to make distributions in cash or in kind at any time to all of the Members on a pro rata basis in accordance with the Members' Investment Percentages.

5.10  Withholding

      (a)   The Board of Managers may withhold and pay over to the Internal
Revenue Service (or any other relevant taxing authority) taxes from any distribution to any Member to the extent required by the Code or any other applicable law.

      (b)   For purposes of this Agreement, any taxes so withheld by the Fund with respect to any amount distributed by the Fund to any Member shall be deemed to be a distribution or payment to such Member, reducing the amount otherwise distributable to such Member pursuant to this Agreement and reducing the Capital Account of such Member.  If the amount of such taxes is greater than any such distributable amounts, then such Member and any successor to such Member's Interest shall pay to the Fund as a contribution to the capital of the Fund, upon demand of the Board of Managers, the amount of such excess.

      (c)   The Board of Managers shall not be obligated to apply for or obtain a reduction of or exemption from withholding tax on behalf of any
Member that may be eligible for such reduction or exemption.  To the extent that a Member claims to be entitled to a reduced rate of, or exemption from, a withholding tax pursuant to an applicable income tax treaty, or otherwise, the Member shall furnish the Board of Managers with such information and forms as such Member may be required to complete where necessary to comply with any and all laws and regulations governing the obligations of withholding tax agents.  Each Member represents and warrants that any such information and forms furnished by such Member shall be true and accurate and agrees to indemnify the Fund and each of the Members from any and all damages, costs and expenses resulting from the filing of inaccurate or incomplete information or forms relating to such withholding taxes.

                                  ARTICLE VI

                         DISSOLUTION AND LIQUIDATION

6.1   Dissolution

            The Fund shall be dissolved:

(1)   upon the affirmative vote to dissolve the Fund by both:  (i) the Board of Managers and (ii) Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members;

(2)   upon the failure of Members to elect a successor Manager at a meeting called by the Adviser in accordance with Section 2.6(c) hereof when no
Manager remains to continue the business of the Fund;

                  (3)      upon the expiration of any two year period that
commences on the date on which any Member has submitted, in accordance with the procedure specified in Section 4.6(h) hereof, a written notice to the
Fund requesting the repurchase of its entire Interest by the Fund, if such
Interest has not been repurchased by the Fund; or

                  (4)   as required by operation of law.

      Dissolution of the Fund shall be effective on the later of the day on which the event giving rise to the dissolution shall occur or the conclusion of any applicable 60 day period during which the Board of Managers and
Members may elect to continue the business of the Fund as provided above, but the Fund shall not terminate until the assets of the Fund have been liquidated in accordance with Section 6.2 hereof and the Certificate has been canceled.

6.2   Liquidation of Assets

      (a)   Upon the dissolution of the Fund as provided in Section 6.1 hereof, the Board of Managers shall promptly appoint the Administrator as the liquidator and the Administrator shall liquidate the business and administrative affairs of the Fund, except that if the Board of Managers does not appoint the Administrator as the liquidator or the Administrator is unable to perform this function, a liquidator elected by Members holding a majority of the total number of votes eligible to be cast by all Members shall promptly liquidate the business and administrative affairs of the
Fund.  Net Profit and Net Loss during the period of liquidation shall be allocated pursuant to Section 5.4 hereof.  The proceeds from liquidation
(after establishment of appropriate reserves for contingencies in such amount as the Board of Managers or liquidator shall deem appropriate in its sole discretion as applicable) shall be distributed in the following manner:

            (1)   the debts of the Fund, other than debts, liabilities or
obligations to Members, and the expenses of liquidation (including legal and accounting expenses incurred in connection therewith), up to and including the date that distribution of the Fund's assets to the Members has been completed, shall first be paid on a pro rata basis;

            (2)such debts, liabilities or obligations as are owing to the
Members shall next be paid in their order of seniority and on a pro rata basis;

            (3)   the Special Advisory Member shall next be paid any balance in the Special Advisory Account after giving effect to the Incentive
Allocation, if any, to be made pursuant to Section 5.7 hereof; and

            (4)   the Members shall next be paid on a pro rata basis the
positive balances of their respective Capital Accounts after giving effect to all allocations to be made to such Members' Capital Accounts for the Fiscal
Period ending on the date of the distributions under this Section 6.2(a)(3).

(b)                     Anything in this Section 6.2 to the contrary
notwithstanding, upon dissolution of the Fund, the Board of Managers or other liquidator may distribute ratably in kind any assets of the Fund; provided, however, that if any in-kind distribution is to be made (I) the assets distributed in kind shall be valued pursuant to Section 7.3 hereof as of the actual date of their distribution and charged as so valued and distributed against amounts to be paid under Section 6.2(a) above, and (ii) any profit or loss attributable to property distributed in-kind shall be included in the
Net Profit or Net Loss for the Fiscal Period ending on the date of such distribution.

                                 ARTICLE VII

                 ACCOUNTING, VALUATIONS AND BOOKS AND RECORDS

7.1   Accounting and Reports

      (a)   The Fund shall adopt for tax accounting purposes any accounting method that the Board of Managers shall decide in its sole discretion is in the best interests of the Fund.  The Fund's accounts shall be maintained in
U.S. currency.

      (b)   After the end of each taxable year, the Fund shall furnish to each Member such information regarding the operation of the Fund and such
Member's Interest as is necessary for Members to complete federal, state and local income tax or information returns and any other tax information required by federal, state or local law.

      (c)   Except as otherwise required by the 1940 Act, or as may otherwise be permitted by rule, regulation or order, within 60 days after the close of the period for which a report required under this Section 7.1(c) is being made, the Fund shall furnish to each Member a semi-annual report and an annual report containing the information required by such Act.  The Fund shall cause financial statements contained in each annual report furnished hereunder to be accompanied by a report of independent auditors based upon an audit performed in accordance with generally accepted accounting principles.
The Fund may furnish to each Member such other periodic reports as it deems necessary or appropriate in its discretion.

7.2   Determinations by the Board of Managers

      (a)   All matters concerning the determination and allocation among the
Members of the amounts to be determined and allocated pursuant to Article V hereof, including any taxes thereon and accounting procedures applicable thereto, shall be determined by the Board of Managers unless specifically and expressly otherwise provided for by the provisions of this Agreement or required by law, and such determinations and allocations shall be final and binding on all the Members.

      (b)   The Board of Managers may make such adjustments to the
computation of Net Profit or Net Loss, the Allocation Change with respect to any Member, or any components comprising any of the foregoing as it considers appropriate to reflect fairly and accurately the financial results of the
Fund and the intended allocation thereof among the Members.

7.3   Valuation of Assets

      (a)   Except as may be required by the 1940 Act, the Board of Managers shall value or have valued any Securities or other assets and liabilities of the Fund as of the close of business on the last day of each Fiscal Period in accordance with such valuation procedures as shall be established from time to time by the Board of Managers and which conform to the requirements of the 1940 Act.  In determining the value of the assets of the Fund, no value shall be placed on the goodwill or name of the Fund, or the office records, files, statistical data or any similar intangible assets of the Fund not normally reflected in the Fund's accounting records, but there shall be taken into consideration any items of income earned but not received, expenses incurred but not yet paid, liabilities, fixed or contingent, and any other prepaid expenses to the extent not otherwise reflected in the books of account, and the value of options or commitments to purchase or sell
Securities or commodities pursuant to agreements entered into prior to such valuation date.

      (b)   The Fund will value interests in Portfolio Funds at their "fair value," as determined in good faith by the Board of Managers, which value ordinarily will be the value of an interest in a Portfolio Fund determined by the Portfolio Manager of the Portfolio Fund in accordance with the policies established by the Portfolio Fund, absent information indicating that such value does not represent the fair value of the interest.

      (c)   The value of Securities and other assets of the Fund and the net worth of the Fund as a whole determined pursuant to this Section 7.3 shall be conclusive and binding on all of the Members and all parties claiming through or under them.

                                 ARTICLE VIII

                           MISCELLANEOUS PROVISIONS

8.1   Amendment of Limited Liability Company Agreement

      (a)   Except as otherwise provided in this Section 8.1, this Agreement may be amended, in whole or in part, with:  (i) the approval of the Board of
Managers (including the vote of a majority of the Independent Managers, if required by the 1940 Act) and (ii) if required by the 1940 Act, the approval of the Members by such vote as is required by the 1940 Act.

      (b)   Any amendment that would:

            (1)   increase the obligation of a Member to make any
contribution to the capital of the Fund;

            (2)   reduce the Capital Account of a Member or Special Advisory
Account other than in accordance with Article V; or

            (3)   modify the events causing the dissolution of the Fund;

may be made only if (i) the written consent of each Member adversely affected thereby is obtained prior to the effectiveness thereof or (ii) such amendment does not become effective until (A) each Member has received written notice of such amendment and (B) any Member objecting to such amendment has been afforded a reasonable opportunity (pursuant to such procedures as may be prescribed by the Board of Managers) to tender its entire Interest for repurchase by the Fund.
      (c)   The power of the Board of Managers to amend this Agreement at any time without the consent of the other Members as set forth in paragraph (a)
of this Section 8.1 shall specifically include the power to:

            (1)   restate this Agreement together with any amendments hereto that have been duly adopted in accordance herewith to incorporate such amendments in a single, integrated document;

            (2)   amend this Agreement (other than with respect to the
matters set forth in Section 8.1(a) hereof) to effect compliance with any applicable law or regulation or to cure any ambiguity or to correct or supplement any provision hereof that may be inconsistent with any other provision hereof; and

            (3)   amend this Agreement to make such changes as may be
necessary or advisable to ensure that the Fund will not be treated as an association or a publicly traded partnership taxable as a corporation as defined in Section 7704(b) of the Code.

      (d)   The Board of Managers shall cause written notice to be given of any amendment to this Agreement (other than any amendment of the type contemplated by clause (1) of Section 8.1(c) hereof) to each Member, which notice shall set forth (i) the text of the amendment or (ii) a summary thereof and a statement that the text thereof will be furnished to any Member upon request.

8.2   Special Power of Attorney

      (a)   Each Member hereby irrevocably makes, constitutes and appoints each Manager, acting severally, and any liquidator of the Fund's assets appointed pursuant to Section 6.2 hereof with full power of substitution, the true and lawful representatives and attorneys-in-fact of, and in the name, place and stead of, such Member, with the power from time to time to make, execute, sign, acknowledge, swear to, verify, deliver, record, file and/or publish:

(1)        any amendment to this Agreement that complies with the provisions of this Agreement (including the provisions of Section 8.1 hereof);

(2)        any amendment to the Certificate required because this Agreement is amended, including, without limitation, an amendment to effectuate any change in the membership of the Fund; and

            (3)   all such other instruments, documents and certificates
      that, in the opinion of legal counsel to the Fund, may from time to time be required by the laws of the United States of America, the State of Delaware or any other jurisdiction in which the Fund shall determine to do business, or any political subdivision or agency thereof, or that such legal counsel may deem necessary or appropriate to effectuate, implement and continue the valid existence and business of the Fund as a limited liability company under the Delaware Act.

      (b)   Each Member is aware that the terms of this Agreement permit certain amendments to this Agreement to be effected and certain other actions to be taken or omitted by or with respect to the Fund without such Member's consent.  If an amendment to the Certificate or this Agreement or any action by or with respect to the Fund is taken in the manner contemplated by this
Agreement, each Member agrees that, notwithstanding any objection that such
Member may assert with respect to such action, the attorneys-in-fact appointed hereby are authorized and empowered, with full power of substitution, to exercise the authority granted above in any manner that may be necessary or appropriate to permit such amendment to be made or action lawfully taken or omitted.  Each Member is fully aware that each Member will rely on the effectiveness of this special power-of-attorney with a view to the orderly administration of the affairs of the Fund.

      (c)   This power-of-attorney is a special power-of-attorney and is coupled with an interest in favor of each of the Managers and as such:

            (1)   shall be irrevocable and continue in full force and effect notwithstanding the subsequent death or incapacity of any party granting this power-of-attorney, regardless of whether the Fund or Board of Managers shall have had notice thereof; and

            (2)   shall survive the delivery of a Transfer by a Member of the whole or any portion of such Member's Interest, except that where the transferee thereof has been approved by the Board of Managers for admission to the Fund as a substituted Member, this power-of-attorney given by the transferor shall survive the delivery of such assignment for the sole purpose of enabling the Board of Managers to execute, acknowledge and file any instrument necessary to effect such substitution.

8.3   Notices

      Except as otherwise set forth in this Agreement, notices that may or are required to be provided under this Agreement shall be made, if to a
Member, by regular mail, or if to the Fund, the Board of Managers or the
Adviser, by hand delivery, registered or certified mail return receipt requested, commercial courier service, telex or telecopier, and shall be addressed to the respective parties hereto at their addresses as set forth in the books and records of the Fund.  Notices shall be deemed to have been provided when delivered by hand, on the date indicated as the date of receipt on a return receipt or when received if sent by regular mail, commercial courier service, telex or telecopier.  A document that is not a notice and that is required to be provided under this Agreement by any party to another party may be delivered by any reasonable means.

8.4   Agreement Binding Upon Successors and Assigns

      This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective heirs, successors, assigns, executors, trustees or other legal representatives, but the rights and obligations of the parties hereunder may not be Transferred or delegated except as provided in this Agreement and any attempted Transfer or delegation thereof that is not made pursuant to the terms of this Agreement shall be void.

8.5   Applicability of 1940 Act and Form N-2

      The parties hereto acknowledge that this Agreement is not intended to, and does not, set forth the substantive provisions contained in the 1940 Act and the Form N-2 that affect numerous aspects of the conduct of the Fund's business and of the rights, privileges and obligations of the Members.  Each provision of this Agreement shall be subject to and interpreted in a manner consistent with the applicable provisions of the 1940 Act and the Form N-2.

8.6   Choice of Law

      Notwithstanding the place where this Agreement may be executed by any of the parties hereto, the parties expressly agree that all the terms and provisions hereof shall be construed under the laws of the State of Delaware, including the Delaware Act without regard to the conflict of law principles of such State.

8.7   Not for Benefit of Creditors

      The provisions of this Agreement are intended only for the regulation of relations among past, present and future Members, Managers, the Special
Advisory Member and the Fund.  This Agreement is not intended for the benefit of non-Member creditors and no rights are granted to non-Member creditors under this Agreement.

8.8   Consents

      Any and all consents, agreements or approvals provided for or permitted by this Agreement shall be in writing and a signed copy thereof shall be filed and kept with the books of the Fund.

8.9   Merger and Consolidation

      (a)   The Fund may merge or consolidate with or into one or more limited liability companies formed under the Delaware Act or other business entities pursuant to an agreement of merger or consolidation that has been approved in the manner contemplated by Section 18-209(b) of the Delaware Act.

      (b)   Notwithstanding anything to the contrary contained elsewhere in this Agreement, an agreement of merger or consolidation approved in accordance with Section 18-209(b) of the Delaware Act may, to the extent permitted by Section 18-209(f) of the Delaware Act, (i) effect any amendment to this Agreement, (ii) effect the adoption of a new limited liability company agreement for the Fund if it is the surviving or resulting limited liability Fund in the merger or consolidation, or (iii) provide that the limited liability Fund agreement of any other constituent limited liability
Fund to the merger or consolidation (including a limited liability Fund formed for the purpose of consummating the merger or consolidation) shall be the limited liability Fund agreement of the surviving or resulting limited liability Fund.

8.10  Pronouns

      All pronouns shall be deemed to refer to the masculine, feminine, neuter, singular or plural, as the identity of the person or persons, firm or corporation may require in the context thereof.

8.11  Confidentiality

      (a)   A Member may obtain from the Fund such information regarding the affairs of the Fund as is just and reasonable under the Delaware Act, subject to reasonable standards (including standards governing what information and documents are to be furnished, at what time and location and at whose expense) established by the Board of Managers.

      (b)   Each Member covenants that, except as required by applicable law or any regulatory body, it will not divulge, furnish or make accessible to any other person the name and/or address (whether business, residence or mailing) of any Member (collectively, "Confidential Information") without the prior written consent of the Board of Managers, which consent may be withheld in its sole discretion.

      (c)   Each Member recognizes that in the event that this Section 8.11 is breached by any Member or any of its principals, partners, members, directors, officers, employees or agents or any of its Affiliates, including any of such Affiliates' principals, partners, members, directors, officers, employees or agents, irreparable injury may result to the non-breaching
Members and the Fund.  Accordingly, in addition to any and all other remedies at law or in equity to which the non-breaching Members and the Fund may be entitled, such Members shall also have the right to obtain equitable relief, including, without limitation, injunctive relief, to prevent any disclosure of Confidential Information, plus reasonable attorneys' fees and other litigation expenses incurred in connection therewith.  In the event that any non-breaching Member or the Fund determines that any of the other Members or any of its principals, partners, members, directors, officers, employees or agents or any of its Affiliates, including any of such Affiliates'
principals, partners, members, directors, officers, employees or agents should be enjoined from or required to take any action to prevent the disclosure of Confidential Information, each of the other non-breaching
Members agrees to pursue in a court of appropriate jurisdiction such injunctive relief.

8.12  Certification of Non-Foreign Status

      Each Member or transferee of an Interest from a Member shall certify, upon admission to the Fund and at such other times thereafter as the Board of
Managers may request, whether such Member is a "United States Person" within the meaning of Section 7701(a)(30) of the Code on forms to be provided by the
Fund, and shall notify the Fund within 60 days of any change in such Member's status.

8.13  Severability

      If any provision of this Agreement is determined by a court of competent jurisdiction not to be enforceable in the manner set forth in this
Agreement, each Member agrees that it is the intention of the Members that such provision should be enforceable to the maximum extent possible under applicable law.  If any provisions of this Agreement are held to be invalid or unenforceable, such invalidation or unenforceability shall not affect the validity or enforceability of any other provision of this Agreement (or portion thereof).

8.14  Filing of Returns

      The Board of Managers or its designated agent shall prepare and file, or cause the accountants of the Fund to prepare and file, a Federal information tax return in compliance with Section 6031 of the Code and any required state and local income tax and information returns for each tax year of the Fund.

8.15  Tax Matters Partner

      (a)   A Manager who is a Member shall be designated on the Fund's annual Federal income tax return, and have full powers and responsibilities, as the Tax Matters Partner of the Fund for purposes of Section 6231(a)(7) of the Code.  In the event that no Manager is a Member, a Member shall be so designated.  Should any Member be designated as the Tax Matters Partner for the Fund pursuant to Section 6231(a)(7) of the Code, it shall, and each
Member hereby does, to the fullest extent permitted by law, delegate to a
Manager selected by the Board of Managers all of its rights, powers and authority to act as such Tax Matters Partner and hereby constitutes and appoints such Manager as its true and lawful attorney-in-fact, with power to act in its name and on its behalf, including the power to act through such agents or attorneys as it shall elect or appoint, to receive notices, to make, execute and deliver, swear to, acknowledge and file any and all reports, responses and notices, and to do any and all things required or advisable, in the Manager's judgment, to be done by such a Tax Matters
Partner.  Any Member designated as the Tax Matters Partner for the Fund under
Section 6231(a)(7) of the Code shall be indemnified and held harmless by the
Fund from any and all liabilities and obligations that arise from or by reason of such designation.

      (b)   Each person (for purposes of this Section 8.15, called a
"Pass-Thru Member") that holds or controls an interest as a Member on behalf of, or for the benefit of, another person or persons, or which Pass-Thru
Member is beneficially owned (directly or indirectly) by another person or persons, shall, within 30 days following receipt from the Tax Matters Partner of any notice, demand, request for information or similar document, convey such notice or other document in writing to all holders of beneficial interests in the Fund holding such interests through such Pass-Thru Member.
In the event the Fund shall be the subject of an income tax audit by any
Federal, state or local authority, to the extent the Fund is treated as an entity for purposes of such audit, including administrative settlement and judicial review, the Tax Matters Partner shall be authorized to act for, and its decision shall be final and binding upon, the Fund and each Member thereof.  All expenses incurred in connection with any such audit, investigation, settlement or review shall be borne by the Fund.

8.16  Section 754 Election

      In the event of a distribution of Fund property to a Member or an assignment or other transfer (including by reason of death) of all or part of the interest of a Member in the Fund, at the request of a Member, the Board of Managers, in its discretion, may cause the Fund to elect, pursuant to
Section 754 of the Code, or the corresponding provision of subsequent law, to adjust the basis of the Fund property as provided by Sections 734 and 743 of the Code.

8.17  Use of Names "Oppenheimer" and "Tremont"

      OppenheimerFunds, Inc. ("OFI") and Tremont Partners, Inc. ("Tremont")
each hereby grants to the Fund a royalty-free, non-exclusive license to use the name "Oppenheimer" and "Tremont," respectively, in the name of the Fund for the duration of this Agreement and any extensions or renewals thereof.
Each license may, upon termination of this Agreement, be terminated by OFI and Tremont, respectively, in which event the Fund shall promptly take whatever action may be necessary to change its name and discontinue any further use of the name "Oppenheimer" or "Tremont," as the case may be, in the name of the Fund or otherwise.  The name "Oppenheimer" or "Tremont" may be used or licensed by OFI or Tremont, respectively, in connection with any of its activities, or licensed by OFI or Tremont, respectively, to any other party.

      EACH OF THE UNDERSIGNED ACKNOWLEDGES HAVING READ THIS AGREEMENT IN ITS
ENTIRETY BEFORE SIGNING, INCLUDING THE CONFIDENTIALITY CLAUSE SET FORTH IN
SECTION 8.11.

            IN WITNESS WHEREOF, the parties hereto have executed
this Agreement as of the day and year first above written.

MANAGERS:

/s/Ronald J. Abdow                       /s/John V. Murphy
------------------------------------     -----------------
Ronald J. Abdow                          John V. Murphy

/s/Peter I. Wold
----------------
Peter I. Wold
ORGANIZATIONAL MEMBER:

OppenheimerFunds, Inc.

 By: /s/John V. Murphy
   -------------------

John V. Murphy, President

MEMBERS:

Each person who shall sign an investor application or certification and who shall be accepted by the Board of Managers to the Fund as a Member.

ADVISER:

OPPENHEIMERFUNDS, INC.

By:
   ---------------------------------------
   Name:
   Title:

SPECIAL ADVISORY MEMBER:

TREMONT PARTNERS, INC.

By:
   ---------------------------------------
   Name:
   Title:

9114223.11

INFORMATION AND SERVICES
For More Information About Oppenheimer Tremont Market Neutral Fund, LLC:
The  following  additional  information  about the Fund is  available  without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION

This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:
----------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.858.9826
----------------------------------------------------------------------------
----------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
----------------------------------------------------------------------------
----------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or
                              read or down-load documents on the
                              OppenheimerFunds website:
                              WWW.OPPENHEIMERFUNDS.COM
                              ------------------------
----------------------------------------------------------------------------

Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after
                              -----------
payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund's shares are distributed by:     [logo] OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. is 811-10537
PR0371.001.0903  Printed on recycled paper.

Oppenheimer Tremont Market Neutral Fund, LLC

                              September 4, 2003

                     STATEMENT OF ADDITIONAL INFORMATION

                              498 Seventh Avenue
                              New York, NY 10018
                                (212) 323-0200
                           toll-free (800) 858-9826

            This  Statement  of  Additional   Information  ("SAI")  is  not  a
prospectus.  This SAI  relates to and should be read in  conjunction  with the prospectus of  Oppenheimer  Tremont  Market  Neutral  Fund,  LLC (the "Fund"),
dated  September  4,  2003.  A copy  of the  prospectus  may  be  obtained  by contacting the Fund at the telephone numbers or address set forth above.

            This  SAI is not an  offer  to sell  these  securities  and is not soliciting  an offer to buy these  securities  in any state where the offer or sale is not permitted.

                                      - i -

53
9114231.4

                      INVESTMENT POLICIES AND PRACTICES
            The investment  objective and principal  investment  strategies of the  Fund,  as  well  as  the  principal  risks  associated  with  the  Fund's investment  strategies,  are set forth in the prospectus.  Certain  additional investment information is set forth below.

FUNDAMENTAL POLICIES

            The Fund's stated fundamental policies,  which may only be changed by the affirmative vote of a majority of the outstanding  voting securities of the  Fund  ("Interests"),  are  listed  below.  Within  the  limits  of  these fundamental  policies,  the Fund's  management has reserved freedom of action.
As defined by the Investment  Company Act of 1940, as amended (the "Investment
Company Act"),  the vote of a "majority of the outstanding  voting  securities
of  the  Fund"   means  the  vote,   at  an  annual  or  special   meeting  of
securityholders  duly  called,  (a) of 67% or  more of the  voting  securities present at such  meeting,  if the holders of more than 50% of the  outstanding voting  securities of the Fund are present or represented by proxy;  or (b) of more than 50% of the outstanding  voting securities of the Fund,  whichever is less.  The Fund may not:

o.....Issue senior  securities,  except to the extent  permitted by Section 18 of the Investment  Company Act or as otherwise  permitted by the Securities Exchange Commission (the "SEC").

o     Borrow  money,  except to the  extent  permitted  by  Section  18 of the
                  Investment Company Act or as otherwise permitted by the SEC.

o     Underwrite  securities of other issuers,  except insofar as the Fund may be deemed an  underwriter  under the Securities Act of 1933, as  amended,  in  connection  with  the  disposition  of its portfolio securities.

o     Make loans, except through purchasing fixed-income  securities,  lending
                  portfolio   securities,    or   entering   into   repurchase
                  agreements   in  a  manner   consistent   with  the   Fund's
                  investment  policies  or as  otherwise  permitted  under the
                  Investment Company Act.

o     Purchase,  hold or deal in real estate,  except that the Fund may invest in securities that are secured by real estate,  or issued by companies  that invest or deal in real estate or real estate investment trusts.

o     Invest in commodities or commodity  contracts,  except that the Fund may purchase and sell non-U.S.  currency,  options,  futures and forward contracts,  including those related to indexes,  and options on indexes.

o

            Invest  25% or  more  of the  value  of its  total  assets  in the
                  securities  (other  than  U.S.  Government   securities)  of
                  issuers  engaged in any single  industry or group of related industries;  provided,  however,  that the Fund will  invest
                  25% or more of the  value of its total  assets in  Portfolio
                  Funds  that  pursue  market  neutral  investment  strategies
                  (except  temporarily  during any  period of  adverse  market
                  conditions   affecting  Portfolio  Funds  that  pursue  such
                  strategies),  but will not  invest  25% or more of the value of  its  total  assets  in  Portfolio  Funds  that,  in  the aggregate,  have investment programs that focus on investing in any single industry or group of related industries.

            With respect to these  investment  restrictions and other policies described  in this  SAI or the  prospectus  (except  the  Fund's  policies  on
borrowings  and  senior   securities   set  forth  above),   if  a  percentage
restriction  is  adhered to at the time of an  investment  or  transaction,  a later  change  in  percentage  resulting  from  a  change  in  the  values  of investments or the value of the Fund's total assets,  unless otherwise stated, will not  constitute a violation  of such  restriction  or policy.  The Fund's investment  policies  and  restrictions  do not  apply to the  activities  and transactions  of  investment  funds in which assets of the Fund are  invested, but will  apply to  investments  made by the Fund (or any  account  consisting solely of Fund assets).

            The Fund's  investment  objective  is  fundamental  and may not be changed  without the vote of a majority (as defined by the Investment  Company
Act) of the Fund's outstanding voting securities.

CERTAIN PORTFOLIO SECURITIES AND OTHER OPERATING POLICIES

            As discussed in the prospectus,  the Fund will invest primarily in private  investment funds ("Portfolio  Funds") that are managed by alternative asset managers  ("Portfolio  Managers") that employ market neutral  investment strategies.  The Fund may also on  occasion  retain  a  Portfolio  Manager  to manage a designated  segment of the Fund's assets (a  "Portfolio  Account") in
accordance  with  the  Portfolio  Manager's  investment  program.   Additional
information  regarding the types of securities  and financial  instruments  in which  Portfolio  Managers  may  invest  the  assets  of  Portfolio  Funds and
Portfolio Accounts,  and certain of the investment techniques that may be used by Portfolio Managers, is set forth below.

EQUITY SECURITIES

            The  investment   portfolios  of  Portfolio  Funds  and  Portfolio
Accounts  will include long and short  positions in common  stocks,  preferred stocks and convertible  securities of U.S. and foreign  issuers.  The value of equity  securities  depends on business,  economic and other factors affecting those issuers.  Equity securities  fluctuate in value,  often based on factors unrelated to the value of the issuer of the securities,  and such fluctuations can be pronounced.

            Portfolio  Managers  may  generally  invest  Portfolio  Funds  and
Portfolio   Accounts  in  equity   securities   without   restriction.   These
investments  may include  securities  issued by  companies  having  relatively small market  capitalization,  including "micro cap" companies.  The prices of the  securities of smaller  companies may be subject to more abrupt or erratic market  movements  than larger,  more  established  companies,  because  these securities  typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.  These  securities are also subject to other risks that are less  prominent in the case of the  securities of larger companies.

FIXED-INCOME SECURITIES

            Portfolio Funds and Portfolio  Accounts may invest in fixed-income securities.  A Portfolio  Manager will invest in these  securities  when their yield and  potential  for capital  appreciation  are  considered  sufficiently attractive and also may invest in these securities for defensive  purposes and to  maintain  liquidity.  Fixed-income  securities  include  bonds,  notes and debentures  issued by U.S. and foreign  corporations  and  governments.  These securities  may pay fixed,  variable or floating  rates of  interest,  and may include zero coupon  obligations.  Fixed-income  securities are subject to the risk of the issuer's  inability to meet principal and interest payments on its obligations  (i.e.,  credit  risk)  and  are  subject  to the  risk  of  price
volatility  due  to  such  factors  as  interest  rate   sensitivity,   market
perception of the  creditworthiness  or financial  condition of the issuer and general market liquidity (i.e.,  market risk).  Certain portfolio  securities, such as those with interest rates that fluctuate  directly or indirectly based on  multiples  of a stated  index,  are  designed  to be highly  sensitive  to changes in interest  rates and can subject the holders  thereof to significant reductions of yield and possible loss of principal.

            Portfolio  Funds  and  Portfolio   Accounts  may  invest  in  both
investment   grade  and   non-investment   grade  debt  securities   (commonly
referred  to  as  "junk  bonds").   Investment   grade  debt   securities  are
securities   that  have  received  a  rating  from  at  least  one  nationally recognized  statistical rating  organization (a "Rating Agency") in one of the four highest rating  categories  or, if not rated by any Rating  Agency,  have been determined by a Portfolio Manager to be of comparable quality.

            A  Portfolio   Fund's  or  Portfolio   Account's   investments  in
non-investment grade debt securities,  including  convertible debt securities, are considered by the Rating  Agencies to be  predominantly  speculative  with respect  to  the  issuer's  capacity  to pay  interest  and  repay  principal.
Non-investment  grade securities in the lowest rating categories may involve a substantial  risk  of  default  or  may  be in  default.  Adverse  changes  in economic  conditions or developments  regarding the individual issuer are more likely to cause  price  volatility  and weaken the  capacity of the issuers of non-investment  grade securities to make principal and interest  payments than is the case for higher grade  securities.  In  addition,  the market for lower grade  securities  may be thinner  and less  liquid than the market for higher grade securities.

NON-U.S. SECURITIES

            Portfolio  Funds and  Portfolio  Accounts may invest in equity and fixed-income  securities of non-U.S.  issuers and in depositary receipts, such as American  Depositary  Receipts ("ADRs"),  that represent indirect interests in  securities of non-U.S.  issuers.  Non-U.S.  securities in which  Portfolio
Funds and Portfolio  Accounts may invest may be listed on non-U.S.  securities exchanges or traded in non-U.S.  over-the-counter  markets or may be purchased in private  placements  and not be publicly  traded.  Investments  in non-U.S.
securities  are affected by risk factors  generally  not thought to be present
in  the  U.S.  These  factors  are  listed  in  the  prospectus   under  "Risk
Factors--Non-U.S. Investments."

            As a general matter,  Portfolio  Funds and Portfolio  Accounts are not required to hedge against non-U.S.  currency risks,  including the risk of changing  currency  exchange  rates,  which could reduce the value of non-U.S.
currency  denominated  portfolio  securities  irrespective  of the  underlying investment.  However,  from  time to  time,  a  Portfolio  Fund  or  Portfolio
Account  may  enter  into  forward  currency  exchange   contracts   ("forward
contracts")  for  hedging  purposes  and  non-hedging  purposes  to pursue its
investment  objective.   Forward  contracts  are  transactions  involving  the
Portfolio  Fund's or  Portfolio  Account's  obligation  to  purchase or sell a specific  currency at a future date at a specified  price.  Forward  contracts may be used by the Portfolio  Fund or Portfolio  Account for hedging  purposes to  protect  against  uncertainty  in the  level of future  non-U.S.  currency exchange  rates,  such  as  when  the  Portfolio  Fund  or  Portfolio  Account anticipates  purchasing or selling a non-U.S.  security.  This technique would allow the  Portfolio  Fund or Portfolio  Account to "lock in" the U.S.  dollar price  of the  security.  Forward  contracts  also may be used to  attempt  to protect the value of the  Portfolio  Fund's or  Portfolio  Account's  existing
holdings   of  non-U.S.   securities.   There  may  be,   however,   imperfect
correlation  between the  Portfolio  Fund's or  Portfolio  Account's  non-U.S.
securities  holdings  and the forward  contracts  entered into with respect to such holdings.  Forward  contracts also may be used for  non-hedging  purposes to pursue the Fund's or a Portfolio Fund's investment objective,  such as when a Portfolio  Manager  anticipates  that  particular  non-U.S.  currencies will appreciate or depreciate in value, even though securities  denominated in such currencies  are not then held in the  Fund's or  Portfolio  Fund's  investment portfolio.

            ADRs involve  substantially  the same risks as investing  directly in  securities  of non-U.S.  issuers,  as discussed  above.  ADRs are receipts typically  issued  by a U.S.  bank or trust  company  that  show  evidence  of
underlying   securities   issued  by  a  non-U.S.   corporation.   Issuers  of
unsponsored  Depository  Receipts  are  not  obligated  to  disclose  material
information  in  the  United  States,   and  therefore,   there  may  be  less
information available regarding such issuers.

MONEY MARKET INSTRUMENTS

            The  Fund,  Portfolio  Funds and  Portfolio  Accounts  may  invest during  periods  of  adverse  market  or  economic  conditions  for  defensive purposes some or all of their assets in high quality money market  instruments and other  short-term  obligations,  money market  mutual funds or  repurchase agreements with banks or  broker-dealers  or may hold cash or cash equivalents in such  amounts as  Tremont,  the Fund's  investment  manager,  or  Portfolio
Managers  deem  appropriate  under the  circumstances.  The Fund or  Portfolio
Funds also may invest in these  instruments  for  liquidity  purposes  pending allocation  of their  respective  offering  proceeds and other  circumstances.
Money  market   instruments   are  high   quality,   short-term   fixed-income
obligations,  which  generally have remaining  maturities of one year or less, and may include U.S. Government Securities,  commercial paper, certificates of deposit and bankers'  acceptances issued by domestic branches of United States banks that are  members of the  Federal  Deposit  Insurance  Corporation,  and
repurchase agreements.

REPURCHASE AGREEMENTS

            Repurchase  agreements  are  agreements  under  which the Fund,  a
Portfolio Fund or Portfolio Account  purchases  securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities  dealer that agrees to repurchase  the  securities  from the Company at a higher price on a  designated  future  date.  If the seller  under a  repurchase  agreement becomes  insolvent or otherwise fails to repurchase the securities,  the Fund,
Portfolio  Fund or  Portfolio  Account  would  have  the  right  to  sell  the securities.  This  right,  however,  may be  restricted,  or the  value of the securities may decline  before the securities can be liquidated.  In the event of the  commencement of bankruptcy or insolvency  proceedings  with respect to the seller of the securities  before the repurchase of the securities  under a repurchase  agreement is accomplished,  the Fund,  Portfolio Fund or Portfolio
Account  might  encounter a delay and incur costs,  including a decline in the
value  of  the   securities,   before  being  able  to  sell  the  securities.
Repurchase   agreements  that  are  subject  to  foreign  law  may  not  enjoy protections  comparable  to those  provided to certain  repurchase  agreements under U.S.  bankruptcy law, and they therefore may involve greater risks.  The
Fund has adopted specific  policies  designed to minimize certain of the risks of loss from its use of repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

            Reverse repurchase  agreements involve the sale of a security to a bank or securities  dealer and the  simultaneous  agreement to repurchase  the security  for a fixed  price,  reflecting  a  market  rate of  interest,  on a specific  date.  These  transactions  involve a risk that the other party to a reverse  repurchase  agreement  will be unable or  unwilling  to complete  the transaction  as scheduled,  which may result in losses to a Portfolio  Fund or
Portfolio  Account.  Reverse  repurchase  agreements  are a form  of  leverage which also may  increase  the  volatility  of a Portfolio  Fund's or Portfolio
Account's investment portfolio.

SPECIAL INVESTMENT TECHNIQUES

            Portfolio  Funds  and  Portfolio  Accounts  may use a  variety  of special  investment  techniques  as more  fully  discussed  below  to  hedge a portion of their investment  portfolios against various risks or other factors that  generally  affect  the  values  of  securities.  They may also use these techniques for non-hedging  purposes in pursuing their investment  objectives.
These  techniques  may  involve  the  use  of  derivative  transactions.   The
techniques  Portfolio Funds and Portfolio  Accounts may employ may change over time as new  instruments  and  techniques  are  introduced  or as a result  of regulatory  developments.  Certain of the special  investment  techniques that
Portfolio  Funds or Portfolio  Accounts may use are  speculative and involve a high degree of risk,  particularly when used for non-hedging  purposes.  It is possible that any hedging  transaction may not perform as anticipated and that a Portfolio  Fund or  Portfolio  Account may suffer  losses as a result of its hedging activities.

            DERIVATIVES.  Portfolio  Funds and  Portfolio  Accounts may engage in transactions  involving  options,  futures and other  derivative  financial instruments.  Derivatives  can be  volatile  and  involve  various  types  and degrees  of  risk,  depending  upon  the  characteristics  of  the  particular derivative and the portfolio as a whole.  Derivatives  permit  Portfolio Funds and  Portfolio  Accounts to increase or decrease the level of risk,  or change the character of the risk, to which their  portfolios  are exposed in much the same way as they can  increase  or decrease  the level of risk,  or change the character of the risk, of their  portfolios by making  investments in specific securities.

            Derivatives may entail investment  exposures that are greater than their cost would  suggest,  meaning  that a small  investment  in  derivatives could  have a large  potential  impact  on a  Portfolio  Fund's  or  Portfolio
Account's performance.

            If a Portfolio  Fund or Portfolio  Account  invests in derivatives
at  inopportune   times  or  judges  market   conditions   incorrectly,   such
investments may lower the Portfolio  Fund's or Portfolio  Account's  return or
result  in  a  loss.  A  Portfolio  Fund  or  Portfolio   Account  also  could
experience  losses if its  derivatives  were poorly  correlated with its other investments,  or if the  Portfolio  Fund or  Portfolio  Account were unable to liquidate its position  because of an illiquid  secondary  market.  The market for many  derivatives  is,  or  suddenly  can  become,  illiquid.  Changes  in liquidity may result in significant,  rapid and  unpredictable  changes in the prices for derivatives.

            OPTIONS AND FUTURES.  The Portfolio  Managers may utilize  options and  futures  contracts.  They  also  may use  so-called  "synthetic"  options
(notional principal contracts with  characteristics of an OTC option) or other
derivative   instruments   written  by  broker-dealers  or  other  permissible
financial  intermediaries.  Such  transactions  may be effected on  securities exchanges,  in  the  over-the-counter  market,  or  negotiated  directly  with counterparties.  When such  transactions  are  purchased  over-the-counter  or negotiated  directly  with  counterparties,  a  Portfolio  Fund  or  Portfolio
Account  bears the risk that the  counterparty  will be unable or unwilling to perform its  obligations  under the option  contract.  Such  transactions  may also be illiquid and, in such cases, a Portfolio  Manager may have  difficulty
closing   out   its   position.   Over-the-counter   options   and   synthetic
transactions  purchased and sold by Portfolio Funds and Portfolio Accounts may include options on baskets of specific securities.

            The  Portfolio  Managers  may  purchase  call and put  options  on specific securities,  and may write and sell covered or uncovered call and put options  for  hedging  purposes  and  non-hedging  purposes  to  pursue  their investment  objectives.  A put option  gives the  purchaser  of the option the right to sell, and obligates the writer to buy, the  underlying  security at a stated  exercise  price at any time  prior to the  expiration  of the  option.
Similarly,  a call option gives the  purchaser of the option the right to buy, and  obligates  the  writer  to  sell,  the  underlying  security  at a stated
exercise  price at any time prior to the  expiration of the option.  A covered call  option  is a call  option  with  respect  to which a  Portfolio  Fund or
Portfolio  Account owns the  underlying  security.  The sale of such an option exposes a Portfolio  Fund or Portfolio  Account  during the term of the option to possible loss of  opportunity to realize  appreciation  in the market price of the  underlying  security  or to possible  continued  holding of a security that might  otherwise have been sold to protect  against  depreciation  in the market  price of the  security.  A covered  put  option is a put  option  with respect to which cash or liquid  securities  have been placed in a  segregated account on a Portfolio  Fund's or Portfolio  Account's books. The sale of such an option  exposes  the  seller  during the term of the option to a decline in price of the  underlying  security  while  also  depriving  the  seller of the opportunity  to invest the  segregated  assets.  Options sold by the Portfolio
Funds and Portfolio Accounts need not be covered.

            A  Portfolio  Fund or  Portfolio  Account may close out a position when writing  options by  purchasing  an option on the same  security with the same exercise price and  expiration  date as the option that it has previously written  on the  security.  The  Portfolio  Fund  or  Portfolio  Account  will realize a profit or loss if the amount  paid to  purchase an option is less or more, as the case may be, than the amount  received from the sale thereof.  To close out a position as a purchaser of an option,  a Portfolio  Manager  would ordinarily  effect  a  similar  "closing  sale  transaction,"  which  involves liquidating position by selling the option previously purchased,  although the
Portfolio  Manager could exercise the option should it deem it advantageous to do so.

            Synthetic  options  transactions  involve the use of two financial
instruments   that,   together,   have  the  economic  effect  of  an  options
transaction.  The risks of  synthetic  options  are  generally  similar to the risks  of  actual  options,  with  the  addition  of  increased  market  risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

            The use of  derivatives  that are  subject  to  regulation  by the
Commodity  Futures  Trading  Commission  (the "CFTC") by  Portfolio  Funds and
Portfolio  Accounts could cause the Fund to be a commodity  pool,  which would require the Fund to comply with certain rules of the CFTC.  However,  the Fund intends to conduct its  operations to avoid  regulation  as a commodity  pool.
In this regard,  the Fund's pro rata share of the sum of the amount of initial margin  deposits on futures  contracts  entered  into by  Portfolio  Funds and
Portfolio  Accounts and premiums  paid for  unexpired  options with respect to such contracts,  other than for bona fide hedging purposes,  may not exceed 5%
of the  liquidation  value of the Fund's  assets,  after  taking into  account unrealized  profits  and  unrealized  losses on such  contracts  and  options;
provided,  however,  that in the case of an option that is in-the-money at the time of purchase,  the in-the-money  amount may be excluded in calculating the
5%  limitation.  The Fund  intends  to  monitor  use of  futures  and  related options by Portfolio  Funds and Portfolio  Accounts to help assure  compliance with this  limitation.  If  applicable  CFTC  rules  change,  such  percentage limitations  may change or different  conditions  may be applied to the Fund's use of certain derivatives.

            Portfolio  Funds and  Portfolio  Accounts  may enter into  futures contracts in U.S.  domestic markets or on exchanges located outside the United
States.  Foreign markets may offer  advantages  such as trading  opportunities or  arbitrage  possibilities  not  available  in the  United  States.  Foreign markets,  however,  may have greater risk potential than domestic markets. For example,  some  foreign  exchanges  are  principal  markets  so that no common clearing  facility  exists  and an  investor  may look only to the  broker for performance of the contract.  In addition,  any profits that might be realized in trading could be eliminated by adverse  changes in the exchange  rate, or a loss could be incurred as a result of those changes.  Transactions  on foreign exchanges may include both commodities which are traded on domestic  exchanges and those  which are not.  Unlike  trading on  domestic  commodity  exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

            Engaging in these transactions  involves risk of loss, which could adversely  affect the value of the  Fund's net  assets.  No  assurance  can be given that a liquid market will exist for any particular  futures  contract at any  particular  time.  Many futures  exchanges  and boards of trade limit the amount of  fluctuation  permitted in futures  contract  prices during a single trading day.  Once the daily limit has been reached in a particular  contract, no trades may be made that day at a price  beyond that limit or trading may be suspended  for  specified  periods  during the trading day.  Futures  contract prices  could  move to the limit for  several  consecutive  trading  days with little  or no  trading,  thereby  preventing  prompt  liquidation  of  futures positions and potentially  subjecting a Portfolio Fund or Portfolio Account to substantial losses.

            Successful   use  of  futures  also  is  subject  to  a  Portfolio
Manager's  ability to  correctly  predict  movements  in the  direction of the relevant  market,  and,  to the extent  the  transaction  is entered  into for hedging  purposes,  to  ascertain  the  appropriate  correlation  between  the transaction being hedged and the price movements of the futures contract.

            Some or all of the Portfolio  Managers may purchase and sell stock index futures  contracts for a Portfolio  Fund or Portfolio  Account.  A stock index  future  obligates  a  Portfolio  Fund or  Portfolio  Account  to pay or
receive  an amount of cash equal to a fixed  dollar  amount  specified  in the futures contract  multiplied by the difference between the settlement price of the  contract on the  contract's  last  trading day and the value of the index based on the stock prices of the  securities  that  comprise it at the opening of trading in those securities on the next business day.

            Some  or all of the  Portfolio  Managers  may  purchase  and  sell interest  rate futures  contracts for a Portfolio  Fund or Portfolio  Account.
An interest  rate future  obligates  represents  an  obligation to purchase or sell an amount of a  specific  debt  security  at a future  date at a specific price.

            Some  or all of the  Portfolio  Managers  may  purchase  and  sell currency  futures.  A currency  future  creates an  obligation  to purchase or sell an amount of a specific currency at a future date at a specific price.

            OPTIONS  ON  SECURITIES  INDEXES.  Some  or all  of the  Portfolio
Managers may purchase and sell for the Portfolio Funds and Portfolio  Accounts call and put options on stock indexes listed on national securities  exchanges or traded in the over-the-counter  market for hedging purposes and non-hedging purposes to pursue  their  investment  objectives.  A stock  index  fluctuates with  changes  in the  market  values of the  stocks  included  in the  index.
Accordingly,  successful  use by a  Portfolio  Manager  of  options  on  stock indexes  will  be  subject  to the  Portfolio  Manager's  ability  to  predict correctly  movements in the  direction  of the stock market  generally or of a particular  industry or market  segment.  This requires  different  skills and techniques than predicting changes in the price of individual stocks.

            WARRANTS AND RIGHTS.  Warrants  are  derivative  instruments  that permit,  but do not obligate,  the holder to subscribe for other securities or commodities.  Rights are  similar to  warrants,  but  normally  have a shorter duration  and  are  offered  or  distributed  to  shareholders  of a  company.
Warrants  and rights do not carry with them the right to  dividends  or voting rights  with  respect  to the  securities  that  they  entitle  the  holder to purchase,  and they do not  represent  any rights in the assets of the issuer.
As a result,  warrants  and rights may be  considered  more  speculative  than certain  other types of  equity-like  securities.  In addition,  the values of warrants  and  rights  do  not  necessarily  change  with  the  values  of the underlying  securities  or  commodities  and these  instruments  cease to have value if they are not exercised prior to their expiration dates.

            SWAP  AGREEMENTS.  The  Portfolio  Managers may enter into equity, interest rate,  index and currency rate swap agreements on behalf of Portfolio
Funds and  Portfolio  Accounts.  These  transactions  are  entered  into in an attempt to obtain a particular  return when it is  considered  desirable to do so,  possibly at a lower cost than if an  investment  was made directly in the
asset  that  yielded  the  desired  return.   Swap  agreements  are  two-party
contracts  entered  into  primarily  by  institutional  investors  for periods
ranging  from  a  few  weeks  to  more  than  a  year.   In  a  standard  swap
transaction,  two parties agree to exchange the returns (or  differentials  in rates of return)  earned or realized on particular  predetermined  investments or  instruments,  which may be  adjusted  for an  interest  factor.  The gross returns to be  exchanged  or  "swapped"  between  the  parties  are  generally calculated  with  respect  to a  "notional  amount,"  i.e.,  the  return on or increase in value of a  particular  dollar  amount  invested  at a  particular interest  rate,  in  a  particular  foreign  currency,  or  in a  "basket"  of securities  representing a particular index.  Forms of swap agreements include interest rate caps, under which, in return for a premium,  one party agrees to make  payments to the other to the extent  interest  rates  exceed a specified rate or "cap";  interest  rate floors,  under which,  in return for a premium, one party agrees to make  payments to the other to the extent  interest  rates fall below a specified  level or "floor";  and interest  rate  collars,  under which a party  sells a cap and  purchases  a floor or vice versa in an attempt to protect itself against  interest rate movements  exceeding given minimum or maximum levels.

            Most  swap  agreements   entered  into  by  a  Portfolio  Fund  or
Portfolio  Account would require the  calculation  of the  obligations  of the parties to the agreements on a "net basis."  Consequently,  a Portfolio Fund's or Portfolio  Account's current obligations (or rights) under a swap agreement generally  will be equal only to the net amount to be paid or  received  under the  agreement  based on the  relative  values of the  positions  held by each party to the agreement  (the "net  amount").  The risk of loss with respect to swaps is  limited  to the net  amount  of  interest  payments  that a party is contractually  obligated  to make.  If the other party to a swap  defaults,  a
Portfolio  Fund's or  Portfolio  Account's  risk of loss  consists  of the net amount of payments that it contractually is entitled to receive.

            To achieve  investment  returns  equivalent to those achieved by a
Portfolio  Manager  in whose  investment  vehicles  the Fund  could not invest directly,  perhaps because of its investment minimum or its unavailability for direct  investment,  the Fund may enter into swap  agreements  under which the
Fund may agree, on a net basis,  to pay a return based on a floating  interest rate,  such as  LIBOR,  and to  receive  the  total  return  of the  reference investment  vehicle  over a stated time  period.  The Fund may seek to achieve the same  investment  result  through the use of other  derivatives in similar circumstances.  The Federal income tax treatment of swap  agreements and other derivatives  used in the above manner is unclear.  The Fund does not currently intend to use swaps or other derivatives in this manner.

LENDING PORTFOLIO SECURITIES

            A Portfolio  Fund or Portfolio  Account may lend  securities  from its portfolio to brokers,  dealers and other financial institutions needing to borrow  securities to complete  certain  transactions.  The Portfolio  Fund or
Portfolio  Account  continues  to be entitled to payments in amounts  equal to
the  interest,   dividends  or  other  distributions  payable  on  the  loaned
securities   which  affords  the  Portfolio  Fund  or  Portfolio   Account  an
opportunity  to earn  interest  on the  amount  of the loan and on the  loaned securities'  collateral.  A Portfolio Fund or Portfolio Account generally will
receive  collateral   consisting  of  cash,  U.S.  Government   Securities  or
irrevocable  letters  of credit  which will be  maintained  at all times in an amount  equal to at  least  100% of the  current  market  value of the  loaned securities.  The Portfolio Fund or Portfolio  Account might experience risk of loss  if the  institution  with  which  it has  engaged  in a  portfolio  loan transaction  breaches  its  agreement  with the  Portfolio  Fund or  Portfolio
Account.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES

            To reduce the risk of changes in  securities  prices and  interest rates,  a Portfolio  Fund or Portfolio  Account may purchase  securities  on a forward  commitment,  when-issued  or  delayed  delivery  basis,  which  means delivery  and  payment  take  place a  number  of days  after  the date of the
commitment  to  purchase.   The  payment  obligation  and  the  interest  rate
receivable  with respect to such  purchases are fixed when the Portfolio  Fund or Portfolio  Account  enters into the  commitment,  but the Portfolio Fund or
Portfolio  Account does not make payment  until it receives  delivery from the
counterparty.   After  a  Portfolio  Fund  or  Portfolio  Account  commits  to purchase such securities,  but before delivery and settlement, it may sell the securities if it is deemed advisable.

            Securities  purchased on a forward  commitment or  when-issued  or delayed delivery basis are subject to changes in value,  generally changing in the same way, i.e.,  appreciating when interest rates decline and depreciating
when  interest  rates  rise,  based  upon  the  public's   perception  of  the
creditworthiness of the issuer and changes, real or anticipated,  in the level of interest  rates.  Securities  so purchased  may expose a Portfolio  Fund or
Portfolio  Account to risks  because  they may  experience  such  fluctuations prior to their actual  delivery.  Purchasing  securities on a  when-issued  or delayed  delivery  basis  can  involve  the  additional  risk  that the  yield available in the market when the delivery  takes place  actually may be higher than that  obtained in the  transaction  itself.  Purchasing  securities  on a forward  commitment,  when-issued  or delayed  delivery basis when a Portfolio
Fund or Portfolio  Account is fully or almost fully invested results in a form of leverage and may result in greater  potential  fluctuation  in the value of the net assets of a Portfolio Fund or Portfolio  Account.  In addition,  there is a risk that  securities  purchased  on a  when-issued  or delayed  delivery basis may not be  delivered  and that the  purchaser of  securities  sold by a
Portfolio  Fund or  Portfolio  Account  on a forward  basis will not honor its purchase  obligation.  In such cases, the Portfolio Fund or Portfolio  Account may incur a loss.

        REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF INTERESTS
REPURCHASE OFFERS

            As discussed in the  prospectus,  offers to  repurchase  Interests will be made by the Fund at such times and on such terms as may be  determined by the Board of Managers of the Fund (the "Board"),  in its sole discretion in accordance with the provisions of applicable  law. In determining  whether the
Fund should repurchase  Interests or portions thereof from Members pursuant to
written   tenders,   the   Board   will   consider   the   recommendation   of
OppenheimerFunds,  Inc.  ("OFI"),  the Fund's  investment  adviser.  The Board also will consider various factors,  including but not limited to those listed in the prospectus, in making its determinations.

            The  Board  will  cause  the  Fund to make  offers  to  repurchase
Interests or portions  thereof from Members  pursuant to written  tenders only on terms it  determines  to be fair to the Fund and to all  Members or persons holding  Interests  acquired from Members.  When the Board determines that the
Fund will repurchase  Interests or portions  thereof,  notice will be provided to each  Member  describing  the terms  thereof,  and  containing  information
Members  should  consider in deciding  whether and how to  participate in such repurchase  opportunity.  Members  who are  deciding  whether to tender  their
Interests or portions  thereof  during the period that a  repurchase  offer is open may  ascertain an estimated net asset value of their  Interests  from OFI during such period. If a repurchase offer is  oversubscribed  by Members,  the
Fund will  repurchase  only a pro rata  portion of the  Interests  tendered by each Member.

            As  discussed  in the  prospectus,  the Fund will  issue  notes to tendering  Members in connection  with the  repurchase of Interests.  Upon its acceptance of tendered Interests for repurchase,  the Fund will maintain daily on its  books  a  segregated  account  consisting  of (i)  cash,  (ii)  liquid securities or (iii)  interests in Portfolio  Funds that the Fund has requested be withdrawn (or any combination of the foregoing),  in an amount equal to the aggregate  estimated  unpaid  dollar amount of the notes issued by the Fund in connection with the repurchase offer.

            Payment  for  repurchased   Interests  may  require  the  Fund  to
liquidate  portfolio  holdings earlier than Tremont would otherwise  liquidate these holdings,  potentially  resulting in losses, and may increase the Fund's portfolio  turnover.  Tremont  intends  to  take  measures  (subject  to  such policies as may be  established  by the Board of Managers) to attempt to avoid or minimize  potential  losses and turnover  resulting  from the repurchase of
Interests.

MANDATORY REDEMPTIONS

            As noted in the  prospectus,  the Fund has the  right to redeem an
Interest  or portion of an  Interest  of a Member or any person  acquiring  an
Interest  or  portion   thereof  from  or  through  a  Member  under   certain
circumstances.  Such mandatory redemptions may be made if:

o     an Interest or portion thereof has been  transferred or such an Interest or portion  thereof has vested in any person by operation of law as the result of the death,  dissolution,  bankruptcy or incompetency of a Member;

o     ownership  of an  Interest  by a Member or other  person  will cause the
                  Fund  to  be  in  violation  of,  or  subject  the  Fund  to
                  additional    registration   or   regulation    under,   the
                  securities,  commodities  or other  laws of the U.S.  or any other relevant jurisdiction;

o     continued  ownership  of such an Interest may be harmful or injurious to the  business  or  reputation  of the  Fund or  OFI,  or may subject  the Fund or any Members to an undue risk of adverse tax or other fiscal consequences;

o     any  of  the   representations  and  warranties  made  by  a  Member  in
                  connection  with the  acquisition  of an Interest or portion thereof was not true when made or has ceased to be true; or

o     it would be in the best  interests  of the Fund to redeem an Interest or portion thereof.

TRANSFERS OF INTERESTS

            No person may become a  substituted  Member  without  the  written consent of the Board,  which  consent  may be  withheld  for any reason in its sole  and  absolute  discretion.  Interests  may be  transferred  only  (i) by operation of law pursuant to the death, bankruptcy,  insolvency or dissolution of a Member  or (ii)  with the  written  consent  of the  Board,  which may be withheld in its sole  discretion  and is  expected  to be granted,  if at all, only under  extenuating  circumstances.  Without  limiting the foregoing,  the
Board  generally  will not consent to transfer  unless the transfer is (i) one in which  the tax basis of the  Interest  in the  hands of the  transferee  is determined,  in whole or in part,  by  reference to its tax basis in the hands
of  the  transferor  (e.g.,   certain  transfers  to  affiliates,   gifts  and
contributions  to  family  partnerships),  (ii)  to  members  of the  Member's immediate family (brothers,  sisters,  spouse, parents and children), or (iii)
a distribution  from a qualified  retirement plan or an individual  retirement account.  The Board may permit other pledges,  transfers or assignments  under such other  circumstances and conditions as it, in its sole discretion,  deems appropriate;  provided,  however,  that prior to any such pledge,  transfer or
              --------   -------
assignment,  the Board shall  consult  with counsel to the Fund to ensure that such pledge,  transfer or assignment  will not cause the Fund to be treated as a "publicly traded partnership"  taxable as a corporation.  Notice to the Fund of any proposed  transfer must include evidence  satisfactory to the Fund that the  proposed  transferee  meets  any  requirements  imposed  by the Fund with respect to Member  eligibility and suitability.  In addition to the foregoing, no Member will be permitted to transfer an Interest or portion  thereof unless after such transfer the balance of the capital account of the transferee,  and of the Member  transferring  the Interest if the transfer  involves  less than
its  entire  Interest,   is  at  least  equal  to  Fund's  minimum  investment
requirement.

            Any transferee  meeting the Fund's  eligibility  requirements that acquires  an Interest or portion  thereof in the Fund by  operation  of law as the result of the death,  dissolution,  bankruptcy or incompetency of a Member or otherwise,  will be entitled to the allocations and distributions allocable to the Interest so acquired and to transfer such  Interest in accordance  with the  terms  of the  Fund's  Limited  Liability  Company  Agreement  (the  "LLC
Agreement"),  but will not be entitled to the other rights of a Member  unless and until such transferee  becomes a substituted Member as provided in the LLC
Agreement.  If a Member  transfers  an  Interest or portion  thereof  with the approval of the Board,  the Fund will promptly  take all necessary  actions to admit such  transferee  or successor to the Fund as a Member.  Each Member and
transferee  is  required  to  pay  all  expenses,   including  attorneys'  and
accountants' fees,  incurred by the Fund in connection with such transfer.  If such a transferee does not meet the Member eligibility requirements,  the Fund reserves  the right to redeem its  Interest.  Any  transfer  of an Interest in violation of the LLC Agreement will not be permitted and will be void.

            The  LLC  Agreement  provides  that  each  Member  has  agreed  to indemnify  and hold harmless the Fund,  the  Managers,  OFI, each other Member and any  affiliate  of the  foregoing  against  all losses,  claims,  damages, liabilities,  costs and expenses,  including legal or other expenses  incurred in  investigating  or  defending  against any such  losses,  claims,  damages, liabilities,  costs and expenses or any  judgments,  fines and amounts paid in settlement,  joint or several,  to which such  persons  may become  subject by reason of or arising  from any  transfer  made by such Member in  violation of these  provisions or any  misrepresentation  made by such Member in connection with any such transfer.

                              BOARD OF MANAGERS
            The  Board  of  the  Fund  provides   broad   oversight  over  the
operations  and affairs of the Fund. It has overall  responsibility  to manage and control the  business  affairs of the Fund,  including  the  complete  and exclusive  authority to establish policies  regarding the management,  conduct and  operation of the Fund's  business.  The Board  exercises the same powers, authority  and  responsibilities  on  behalf  of the  Fund as are  customarily exercised  by the  board  of  directors  of a  registered  investment  company organized as a corporation.

            The Managers are not required to  contribute to the capital of the
Fund  or to hold  Interests  in the  Fund.  A  majority  of the  Managers  are persons  who  are not  "interested  persons"  (as  defined  in the  Investment
Company  Act) of the Fund  (collectively,  the  "Independent  Managers").  The
Independent   Managers  perform  the  same  functions  for  the  Fund  as  are
customarily  exercised  by  the  non-interested   directors  of  a  registered
investment company organized as a corporation.

            The  identity of the  Managers  and officers of the Fund and brief biographical  information  regarding  each Manager and officer during the past five  years  is  set  forth  below.  Each  Manager  who  is  deemed  to  be an
"interested  person" of the Fund, as defined in the Investment Company Act, is indicated by an asterisk.

      Oppenheimer Tremont Market Neutral Fund, LLC Managers and Officers

      The address of each Manager and Interested Manager in the charts below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Manager serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Managers
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                              Any of the
Position(s) Held     Other Trusteeships/Directorships Held    Range of   Oppenheimer
with Fund,           by Manager;                              Interests  Funds
Length of Service,   Number of Portfolios in Fund Complex     Owned in   Overseen
Age                  Currently Overseen by Manager            the Fund   by Manager
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald J. Abdow,     President (since 1959) of Abdow          $0         Over
Manager since 2002,  Corporation (operator of restaurants);              $100,000
Age: 71              Trustee of the following real estate
                     businesses (owners and operators of
                     restaurants): G&R Realty Co. Trust
                     (since 1978), G&R Trust (since 1973),
                     Abdow Partnership (since 1975), Auburn
                     Associates (since 1983); Hazard
                     Associates (since 1985); Chairman
                     (since 1996) of Western Mass
                     Development Corp. (non-profit
                     development); Chairman of American
                     International College (non-profit
                     college); Trustee (since 1993) of MML
                     Series Investment Fund and Trustee
                     (since 1994) of MassMutual
                     Institutional Funds (MMIF) (open-end
                     investment companies). Oversees 11
                     portfolios in the OppenheimerFunds
                     complex.*
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joseph M. Wikler,    Self-employed as an investment           $0         $10,001-$50,000
Manager since 2002,  consultant; a director of Lakes
Age: 62              Environmental Association (since 1996),
                     and Medintec (since 1992) and Cathco
                     (since 1995) (medical device
                     companies); and a member of the
                     investment committee of the Associated
                     Jewish Charities of Baltimore (since
                     1994); formerly a director of
                     Fortis/Hartford mutual funds (1994 -
                     December 2001). Oversees 9 portfolios
                     in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Peter I. Wold,       President of Wold Properties, Inc. (an   Over       Over
Manager since 2002,  oil and gas exploration and production   $100,000   $100,000
Age: 55              company); Vice President, Secretary and
                     Treasurer of Wold Trona Company, Inc.
                     (soda ash processing and production);
                     Vice President of Wold Talc Company,
                     Inc. (talc mining); Managing Member,
                     Hole-in-the-Wall Ranch (cattle
                     ranching); formerly Director and
                     Chairman of the Board, Denver Branch of
                     the Federal Reserve Bank of Kansas City
                     (1993-1999) and Director of PacifiCorp.
                     (1995 - 1999), an electric utility.
                     Oversees 9 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                 Interested Manager
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                              Any of the
Position(s) Held     Other Trusteeships/Directorships Held by  Range of  Oppenheimer
with Fund,           Manager;                                  Interests Funds
Length of Service,   Number of Portfolios in Fund Complex      Owned in  Overseen
Age                  Currently Overseen by Manager             the Fund  by Manager
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Eustis Walcott,      Principal with Ardsley Associates (since  $0        $10,001-$50,000
                     August 2000) (consulting firm); formerly
Manager since 2002,  Senior Vice President, MassMutual
Age: 65              Financial Group (May 1990 - July 2000).
                     Trustee (since 2000) of Cornerstone Real
                     Estate Advisors, MML Investors Services
                     (since 2000), OFI Trust Company (since
                     2001) and the American International
                     College (since 1995). Oversees 9
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in
accordance  with  the  instructions  for  Form  N-1A.  The  Manager  does  not consider  MassMutual  Institutional Funds and MML Series Investment Fund to be
part of the  OppenheimerFunds  "Fund  Complex"  as that term may be  otherwise interpreted.

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Manager and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                         Dollar
                     Years;                                              Range
                                                                         Of Shares
                     Other Trusteeships/Directorships Held by            Beneficially
Position(s) Held     Manager;                                  Range of  Owned in
with Fund,                                                     Interests any of the
Length of Service,   Number of Portfolios in Fund Complex      Owned in  Oppenheimer
Age                  Currently Overseen by Manager             the Fund  Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,      Chairman, Chief Executive Officer and     $0        $0
President, Manager   director (since June 2001) and President
and Chairman of the  (since September 2000) of the Manager;
Board of Managers    President and a director or trustee of
Since 2002           other Oppenheimer funds; President and a
Age: 53              director (since July 2001) of
                     Oppenheimer Acquisition Corp. (the
                     Manager's parent holding company) and of
                     Oppenheimer Partnership Holdings, Inc.
                     (a holding company subsidiary of the
                     Manager); a director (since November
                     2001) of OppenheimerFunds Distributor,
                     Inc. (a subsidiary of the Manager);
                     Chairman and a director (since July
                     2001) of Shareholder Services, Inc. and
                     of Shareholder Financial Services, Inc.
                     (transfer agent subsidiaries of the
                     Manager); President and a director
                     (since July 2001) of OppenheimerFunds
                     Legacy Program (a charitable trust
                     program established by the Manager); a
                     director of the investment advisory
                     subsidiaries of the Manager: OFI
                     Institutional Asset Management, Inc. and
                     Centennial Asset Management Corporation
                     (since November 2001), HarbourView Asset
                     Management Corporation and OFI Private
                     Investments, Inc. (since July 2001);
                     President (since November 1, 2001) and a
                     director (since July 2001) of
                     Oppenheimer Real Asset Management, Inc.;
                     a director (since November 2001) of
                     Trinity Investment Management Corp. and
                     Tremont Advisers, Inc. (Investment
                     advisory affiliates of the Manager);
                     Executive Vice President (since February
                     1997) of Massachusetts Mutual Life
                     Insurance Company (the Manager's parent
                     company); a director (since June 1995)
                     of DLB Acquisition Corporation (a
                     holding company that owns the shares of
                     David L. Babson & Company, Inc.);
                     formerly, Chief Operating Officer
                     (September 2000-June 2001) of the
                     Manager; President and trustee (November
                     1999-November 2001) of MML Series
                     Investment Fund and MassMutual
                     Institutional Funds (open-end investment
                     companies); a director (September
                     1999-August 2000) of C.M. Life Insurance
                     Company; President, Chief Executive
                     Officer and director (September
                     1999-August 2000) of MML Bay State Life
                     Insurance Company; a director (June
                     1989-June 1998) of Emerald Isle Bancorp
                     and Hibernia Savings Bank (a
                     wholly-owned subsidiary of Emerald Isle
                     Bancorp). Oversees 74 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for Mr.
Zack and Mses. Lee and Feld, 498 Seventh Avenue, New York, NY 10018, for
Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and Ives, 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                       Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,            Senior Vice President and Treasurer (since March 1999)
Treasurer, Principal        of the Manager; Treasurer (since March 1999) of
Financial and Accounting    HarbourView Asset Management Corporation, Shareholder
Officer since 2002          Services, Inc., Oppenheimer Real Asset Management
Age: 43                     Corporation, Shareholder Financial Services, Inc.,
                            Oppenheimer Partnership Holdings, Inc., OFI Private
                            Investments, Inc. (since March 2000), OppenheimerFunds
                            International Ltd. and Oppenheimer Millennium Funds plc
                            (since May 2000) and OFI Institutional Asset
                            Management, Inc. (since November 2000); Treasurer and
                            Chief Financial Officer (since May 2000) of Oppenheimer
                            Trust Company (a trust company subsidiary of the
                            Manager); Assistant Treasurer (since March 1999) of
                            Oppenheimer Acquisition Corp. and OppenheimerFunds
                            Legacy Program (since April 2000); formerly Principal
                            and Chief Operating Officer (March 1995-March 1999) of
                            Bankers Trust Company-Mutual Fund Services Division. An
                            officer of 90 portfolios in the OppenheimerFunds
                            complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,            Assistant Vice President of the Manager  (since
Assistant Treasurer since   September 1998); formerly Manager/Fund Accounting
2002                        (September 1994-September 1998) of the Manager. An
Age: 39                     officer of 90 portfolios in the OppenheimerFunds
                            complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,            Vice President/Fund Accounting of the Manager (since
Assistant Treasurer since   March 2002; formerly Vice President/Corporate
2002                        Accounting of the Manager (July 1999-March 2002) prior
Age: 40                     to which he was Chief Financial Officer at Sovlink
                            Corporation (April 1996-June 1999). An officer of 90
                            portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,             Senior Vice President (since May 1985) and General
Secretary since 2002        Counsel (since February 2002) of the Manager; General
Age: 54                     Counsel and a director (since November 2001) of
                            OppenheimerFunds Distributor, Inc.; Senior Vice
                            President and General Counsel (since November 2001) of
                            HarbourView Asset Management Corporation; Vice
                            President and a director (since November 2000) of
                            Oppenheimer Partnership Holdings, Inc.; Senior Vice
                            President, General Counsel and a director (since
                            November 2001) of Shareholder Services, Inc.,
                            Shareholder Financial Services, Inc., OFI Private
                            Investments, Inc., Oppenheimer Trust Company and OFI
                            Institutional Asset Management, Inc.; General Counsel
                            (since November 2001) of Centennial Asset Management
                            Corporation; a director (since November 2001) of
                            Oppenheimer Real Asset Management, Inc.; Assistant
                            Secretary and a director (since November 2001) of
                            OppenheimerFunds International Ltd.; Vice President
                            (since November 2001) of OppenheimerFunds Legacy
                            Program; Secretary (since November 2001) of Oppenheimer
                            Acquisition Corp.; formerly Acting General Counsel
                            (November 2001-February 2002) and Associate General
                            Counsel (May 1981-October 2001) of the Manager;
                            Assistant Secretary of Shareholder Services, Inc. (May
                            1985-November 2001), Shareholder Financial Services,
                            Inc. (November 1989-November 2001); OppenheimerFunds
                            International Ltd. And Oppenheimer Millennium Funds plc
                            (October 1997-November 2001). An officer of 90
                            portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,          Vice President and Senior Counsel (since July 1999) of
Assistant Secretary since   the Manager; Vice President (since June 1990) of
2002                        OppenheimerFunds Distributor, Inc.; Director, Vice
Age: 45                     President and Assistant Secretary (since June 1999) of
                            Centennial Asset Management Corporation; Vice President
                            (since 1997) of Oppenheimer Real Asset Management,
                            Inc.; formerly Vice President and Associate Counsel of
                            the Manager (June 1990-July 1999). An officer of 90
                            portfolios in the OppenheimerFunds complex.
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Kathleen T. Ives,           Vice President and Assistant Counsel (since June 1998)
Assistant Secretary since   of the Manager; Vice President (since 1999) of
2002                        OppenheimerFunds Distributor, Inc.; Vice President and
Age: 37                     Assistant Secretary (since 1999) of Shareholder
                            Services, Inc.; Assistant Secretary (since December
                            2001) of OppenheimerFunds Legacy Program and
                            Shareholder Financial Services, Inc.; formerly
                            Assistant Vice President and Assistant Counsel of the
                            Manager (August 1997-June 1998); Assistant Counsel of
                            the Manager (August 1994-August 1997). An officer of 90
                            portfolios in the OppenheimerFunds complex.
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Dina C. Lee,                Assistant Vice President and Assistant Counsel of the
Assistant Secretary since   Manager (since December 2000); formerly an attorney and
2002                        Assistant Secretary of Van Eck Global (until December
Age: 33                     2000). An officer of 7 portfolios in the
                            OppenheimerFunds complex.
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Philip T. Masterson,        Vice President and Assistant Counsel of the Manager
Assistant Secretary since   (since July 1998); formerly, an associate with Davis,
2002                        Graham, & Stubbs LLP (January 1997-June 1998). An
Age: 39                     officer of 90 portfolios in the OppenheimerFunds
                            complex.
-------------------------------------------------------------------------------------

            The  Managers   serve  on  the  Board  for  terms  of   indefinite
duration.  A  Manager's  position  in  that  capacity  will  terminate  if the
Manager is removed,  resigns or is subject to various disabling events such as death or  incapacity.  A Manager may resign upon 90 days' prior written notice to the other Managers,  and may be removed either by vote of two-thirds of the
Managers  not subject to the removal  vote or vote of the Members  holding not less than  two-thirds of the total number of votes  eligible to be cast by all
Members.  The Managers  will render  assistance  to Members on the question of the  removal of  Managers  in the  manner  required  by  Section  16(c) of the
Investment  Company  Act.  In the event of any  vacancy in the  position  of a
Manager,  the  remaining  Managers  may  appoint an  individual  to serve as a
Manager,  so long as immediately after such appointment at least two-thirds of the  Managers  then  serving  would  have been  elected  by the  Members.  The
Managers  may call a meeting of Members to fill any vacancy in the position of a Manager,  and must do so within 60 days after any date on which Managers who were  elected by the Members  cease to  constitute  a majority of the Managers then serving.  If no Manager  remains to manage the business of the Fund,  OFI may manage and control the Fund,  but must convene a meeting of Members within
60 days for the purpose of either  electing  new  Managers or  dissolving  the
Fund.

      |X|         Remuneration of Managers. The officers of the Fund and one of the Managers of the Fund (Mr. Murphy) who are affiliated with the Adviser receive no salary or fee from the Fund. The Managers of the Fund received the compensation shown below from the Fund for the fiscal year ended March 31,
2003. The compensation from all of the Board IV Funds represents compensation received as a trustee, manager or member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2002.

COMPENSATION

--------------------------------------------------------------------------
Manager Name and Other Fund          Aggregate        Total Compensation
                                                      From Fund and Fund
                                                       Complex Paid to
                                 Compensation from    Managers (4 funds)
Position(s) (as applicable)            Fund1                 2, *
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Ronald J. Abdow                        $6,623              $18,000
Audit Committee Member
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Eustis Walcott                         $6,623              $18,000
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Joseph M. Wikler                       $6,623              $18,000
Audit Committee Chairman
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Peter I. Wold                          $6,623              $18,000
Audit Committee Member
--------------------------------------------------------------------------
1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred
   compensation, if any, for a Manager.
2. Total Compensation  includes  compensation paid only by the following Board
IV Funds which began operations  prior to December 31, 2002:  Oppenheimer Real
Estate Fund,  Oppenheimer  Multi Cap Value Fund,  Oppenheimer  Tremont  Market
Neutral Fund, LLC and Oppenheimer Tremont Opportunity Fund, LLC.

* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in
accordance with the  instructions  for Form N-2. The Manager does not consider
MassMutual  Institutional  Funds and MML Series  Investment Fund to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

            The  Managers  who  are  not  employees  of  OFI,   including  its
affiliates,  are each paid an annual  retainer of $16,000 and per meeting fees of $500.  The other  Managers  receive  no annual or other fees from the Fund.
All  Managers  are  reimbursed  by the Fund for their  reasonable  travel  and
out-of-pocket   expenses.   The   Managers  do  not  receive  any  pension  or
retirement  benefits  from the Fund.  The  officers of the Fund do not receive any additional compensation from the Fund.

                         INVESTMENT ADVISORY SERVICES
THE INVESTMENT ADVISER

            OFI  serves  as the  Fund's  investment  adviser,  subject  to the ultimate  supervision  of and  subject  to  any  policies  established  by the
Board.  OFI  is  a  majority  owned  subsidiary  of  Oppenheimer   Acquisition
Corporation,  which  in turn is a wholly  owned  subsidiary  of  Massachusetts
Mutual Life Insurance Company ("MassMutual").

            Pursuant to the terms of an investment  advisory agreement entered into  between  the  Fund  and OFI  dated  November  20,  2001  (the  "Advisory
Agreement"),  OFI is responsible for developing,  implementing and supervising the Fund's  investment  program and in connection  therewith  shall  regularly provide investment advice and  recommendations to the Fund with respect to its investments,  investment  policies and purchases  and sales of securities  for the Fund and arranging for the purchase and sale of such securities.

            OFI is  authorized,  subject  to the  approval  of the  Board  and
Members,  to  retain  one  of  its  affiliates  to  provide  any or all of the investment  advisory services required to be provided to the Fund or to assist
OFI  in  providing  these  services,  subject  to  the  requirement  that  OFI supervise the rendering of any such services to the Fund by its affiliates.

            As compensation for services  required to be provided by OFI under the Advisory  Agreement,  the Fund will pay OFI a monthly fee (the "Management
Fee")  computed  at the  annual  rate  of  1.00%  of the  aggregate  value  of outstanding  Interests  determined as of the last day of the month (before any repurchases  of Interests or Incentive  Allocations,  as defined  below).  OFI
(or an affiliated  company of OFI that it  designates)  is also entitled to be the special  advisory member of the Fund (the "Special  Advisory  Member") and to receive in such capacity a performance-based  incentive  allocation that is determined as a percentage of the net profits of the Fund otherwise  allocable to each Member (the  "Incentive  Allocation").  The method of  computation  of the Incentive Allocation is described in the prospectus.

            The  Advisory  Agreement  was  approved by the Board  (including a majority  of the  Independent  Managers),  at a  meeting  held  in  person  on
November  19,  2001,  and was  approved on November  20, 2001 by OFI, the then sole  Member of the Fund.  It has an  initial  term of two years from the date of its execution,  and may be continued in effect from year to year thereafter if  such  continuance  is  approved  annually  by the  Board  or by  vote of a majority of the outstanding  voting  securities of the Fund;  provided that in
either  event  the   continuance  is  also  approved  by  a  majority  of  the
Independent  Managers  by vote  cast in person  at a  meeting  called  for the purpose of voting on such  approval.  The  Advisory  Agreement  is  terminable without penalty,  on 60 days' prior written notice: by the Board; by vote of a majority of the  outstanding  voting  securities  of the Fund;  or by OFI. The
Advisory  Agreement also provides that it will terminate  automatically in the event of its  "assignment,"  as defined by the Investment  Company Act and the rules thereunder.

            The  Advisory  Agreement  provides  that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or
reckless   disregard  of  its   obligations  and  duties  under  the  Advisory
Agreement,  OFI is  not  liable  for  any  loss  the  Fund  sustains  for  any investment,  adoption  of any  investment  policy,  or the  purchase,  sale or retention  of any  security.  In  addition,  it  provides  that OFI may act as investment adviser for any other person,  firm or corporation and use the name
"Oppenheimer" in connection with other  investment  companies for which it may act as investment adviser or general  distributor.  If OFI shall no longer act as investment  adviser of the Fund,  OFI may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

            OFI or its designee maintains the Fund's accounts, books and other documents required to be maintained under the Investment Company Act at
OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018.

            Portfolio  Proxy Voting.  OppenheimerFunds,  Inc. has delegated to
Tremont Partners,  Inc., as the Fund's investment sub-adviser,  responsibility for  voting  proxies  relating  to  securities  owned  by the  Fund.  The Fund invests primarily in private  investment  partnerships and similar  investment vehicles,  which are not voting securities.  To the extent the Fund invests in voting  securities,  if  any,  the  Fund's  primary  consideration  in  voting portfolio  proxies  would  be the  financial  interests  of the  Fund  and its shareholders.

THE INVESTMENT MANAGER

            As authorized by the Advisory  Agreement,  Tremont Partners,  Inc.
("Tremont"),  an  affiliate  of OFI,  has  been  assigned  responsibility  for providing  day-to-day  investment  management services to the Fund, subject to the  supervision of OFI.  Tremont is primarily  responsible  for the selection of  Portfolio  Managers  and the  allocation  of the  assets  of the  Fund for investment among the Portfolio Managers.  In addition,  Tremont is responsible for  investing the cash portion of the Fund's assets not invested in Portfolio
Funds or through  Portfolio  Accounts.  Tremont is a majority owned subsidiary of  Oppenheimer  Acquisition  Corporation,  which  in turn is a  wholly  owned subsidiary of MassMutual.

            Tremont  provides  services to the Fund pursuant to the terms of a sub-advisory  agreement  entered  into  between  OFI and  Tremont  dated as of
November 20, 2001 (the  "Sub-Advisory  Agreement").  In  consideration  of the services  provided by Tremont,  OFI pays a monthly fee to Tremont equal to 50%
of the amount of the  Management  Fee earned by OFI  pursuant to the  Advisory
Agreement.  In addition,  OFI has designated  Tremont as the Special  Advisory
Member of the Fund.  In such  capacity,  Tremont is  entitled  to receive  the allocation  from the net  profits  of the  Fund  otherwise  allocable  to each
Member (the  "Incentive  Allocation").  As  discussed in the  prospectus,  the
Incentive  Allocation  is a  performance-based  allocation  equal to 5% of net profits,  if any, of the Fund in excess of a Preferred  Return that  otherwise would have been  credited to the capital  account of each  Member.  The method of computation of the Incentive Allocation is described in the prospectus.

            The Sub-Advisory  Agreement was approved by the Board (including a majority  of the  Independent  Managers),  at a  meeting  held  in  person  on
November  19,  2001,  and was  approved on November  20, 2001 by OFI, the then sole  Member of the Fund.  It has an  initial  term of two years from the date of its execution,  and may be continued in effect from year to year thereafter if  such  continuance  is  approved  annually  by the  Board  or by  vote of a majority of the outstanding  voting  securities of the Fund;  provided that in
either  event  the   continuance  is  also  approved  by  a  majority  of  the
Independent  Managers  by vote  cast in person  at a  meeting  called  for the purpose of voting on such approval.  The Sub-Advisory  Agreement is terminable without penalty,  on 60 days' prior written notice: by the Board; by vote of a majority  of the  outstanding  voting  securities  of the Fund;  by OFI; or by
Tremont.  The  Sub-Advisory  Agreement  also provides  that it will  terminate automatically  in the event of its  "assignment," as defined by the Investment
Company Act and the rules thereunder.

            The  Sub-Advisory  Agreement  provides  that  in  the  absence  of willful  misfeasance,  bad faith,  gross  negligence in the performance of its duties or reckless  disregard of its obligations and duties under the Advisory
Agreement,  Tremont  is not liable to the Fund or to OFI for any loss the Fund sustains  for  any  investment,  adoption  of any  investment  policy,  or the purchase,  sale or retention of any  security.  In addition,  it provides that
Tremont  may  act  as  investment  adviser  for  any  other  person,  firm  or corporation  and use the name  "Tremont" in connection  with other  investment companies  for which it may act as  investment  adviser.  If Tremont  shall no longer act as investment  manager of the Fund,  Tremont may withdraw the right of the Fund to use the name "Tremont" as part of its name.

FUND EXPENSES

            The  Fund  will  bear  all  costs  and  expenses  incurred  in its business and operations other than those specifically  required to be borne by
OFI pursuant to the Advisory  Agreement.  Costs and expenses borne by the Fund include, but are not limited to, the following:
o     all costs and expenses  directly related to investment  transactions and
                  positions  for  the  Fund's  account,   including,  but  not
                  limited to, brokerage  commissions,  research fees, interest and commitment fees on loans and debit  balances,  borrowing charges on  securities  sold short,  dividends on securities sold but not yet  purchased,  custodial  fees,  margin fees, transfer  taxes and  premiums,  taxes  withheld  on  foreign
                  dividends  and  indirect   expenses  from   investments   in
                  Portfolio Funds;
o     all costs and expenses  associated  with the operation and  registration of the Fund,  offering  costs  and the  costs of  compliance with, any applicable Federal and state laws;
o     all costs and expenses  associated with the  organization  and operation of separate  investment funds managed by Portfolio  Managers retained by the Fund;
o     the  costs  and  expenses  of  holding  meetings  of the  Board  and any meetings of Members,  including  costs  associated  with the preparation and dissemination of proxy materials;
o     the  fees  and  disbursements  of Fund  counsel,  legal  counsel  to the
                  Independent Managers,  independent auditors for the Fund and other  consultants  and  professionals  engaged on behalf of the Fund;
o     the Management Fee;
o     the  fees   payable   to   custodians   and  other   persons   providing
                  administrative services to the Fund;
o     the costs of a fidelity  bond and any  liability  insurance  obtained on behalf of the Fund or the Board;
o     all costs and  expenses  of  preparing,  setting in type,  printing  and distributing  reports and other  communications  to Members;
                  and
o     such other types of  expenses  as may be  approved  from time to time by the Board of Managers.

            The Portfolio Funds will bear all expenses  incurred in connection with their  operations.  These  expenses are similar to those  incurred by the
Fund. The Portfolio  Managers  generally will charge  asset-based  fees to and
receive   performance-based   allocations  from  the  Portfolio  Funds,  which
effectively will reduce the investment  returns of the Portfolio Funds and the amount  of any  distributions  from the  Portfolio  Funds to the  Fund.  These expenses,  fees and  allocations  will be in addition to those incurred by the
Fund itself.

      The  Adviser  assumed all  offering  costs  associated  with the initial registration and offering of Interests by way of a special  allocation of such costs  directly  to the  capital  account of the  Adviser.  In  addition,  the
Adviser  assumed  all  organizational  expenses  directly  at the  time of the seeding of the Fund.

CODES OF ETHICS

            The Fund,  OFI,  Tremont and  OppenheimerFunds  Distributor,  Inc.
("OFDI"),  the Fund's  distributor,  have each  adopted  codes of ethics.  The codes are designed to detect and prevent  improper  personal  trading by their
personnel,   including  investment  personnel,  that  might  compete  with  or otherwise  take  advantage  of  the  Fund's  portfolio  transactions.  Covered persons  include  the  Managers  and the  officers  and  directors  of OFI and
Tremont,  as well as  employees  of OFI and Tremont  having  knowledge  of the investments  and  investment  intentions  of the  Fund.  The  codes of  ethics permit  persons  subject  to the  Code  to  invest  in  securities,  including securities  that may be purchased or held by the Fund,  subject to a number of restrictions  and controls.  Compliance  with the codes of ethics is carefully monitored and enforced.

            The  codes of  ethics  are  included  as  exhibits  to the  Fund's registration  statement filed with the Securities and Exchange  Commission and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained  by  calling  the SEC at  1-202-942-8090.  The  codes of  ethics  are
available   on  the   EDGAR   database   on  the   SEC's   Internet   site  at
http://www.sec.gov,  and also may be obtained, after paying a duplicating fee, by electronic  request at the following  E-mail  address:  publicinfo@sec.gov,
or  by  writing  the  SEC's  Public  Reference   Section,   Washington,   D.C.
20549-0102.

                            CONFLICTS OF INTEREST
OFI

            OFI and its affiliates manage the assets of registered  investment companies  other than the Fund and  provide  investment  advisory  services to other  accounts.  The Fund has no  interest in these  activities.  OFI and its officers or  employees  who assist in  providing  services to the Fund will be engaged  in  substantial  activities  other than on behalf of the Fund and may have conflicts of interest in allocating  their time and activity  between the
Fund and other  registered  investment  companies and accounts managed by OFI.
OFI and its  officers and  employees  will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

TREMONT

            Tremont also  provides  investment  advisory  and other  services, directly and through  affiliates,  to various entities and accounts other than
the  Fund   ("Tremont   Accounts").   The  Fund  has  no   interest  in  these
activities.  Tremont  and the  investment  professionals  who,  on  behalf  of
Tremont,  will  provide  investment  advisory  services  to the  Fund  will be engaged in substantial  activities  other than on behalf of the Fund, may have differing  economic  interests  in  respect of such  activities,  and may have conflicts of interest in allocating  their time and activity  between the Fund and the Tremont  Accounts.  Such  persons will devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

PARTICIPATION IN INVESTMENT OPPORTUNITIES

            Tremont expects to employ an investment  program for the Fund that is substantially  similar to the investment program employed by it for certain
Tremont  Accounts,  including  a private  investment  partnership  that has an investment  program that is  substantially  the same as the Fund's  investment program.  As a general  matter,  Tremont will  consider  participation  by the
Fund in all appropriate investment  opportunities that are under consideration for those other Tremont Accounts.  There may be circumstances,  however, under which  Tremont  will  cause one or more  Tremont  Accounts  to commit a larger percentage of their  respective  assets to an investment  opportunity  than to which Tremont will commit the Fund's assets.  There also may be  circumstances under  which  Tremont  will  consider  participation  by Tremont  Accounts  in investment  opportunities in which Tremont does not intend to invest on behalf of the Fund, or vice versa.

            Tremont will evaluate for the Fund and for each Tremont  Account a variety of factors  that may be relevant in  determining  whether a particular investment  opportunity or strategy is  appropriate  and feasible for the Fund or a Tremont Account at a particular time, including,  but not limited to, the following:  (1) the nature of the investment  opportunity taken in the context of the other  investments  at the time;  (2) the  liquidity of the  investment
relative  to  the  needs  of  the  particular  entity  or  account;   (3)  the
availability of the opportunity (i.e., size of obtainable  position);  (4) the transaction costs involved;  and (5) the investment or regulatory  limitations applicable to the particular entity or account.  Because these  considerations may  differ  for the Fund  and the  Tremont  Accounts  in the  context  of any particular investment  opportunity,  the investment activities of the Fund and the Tremont  Accounts may differ from time to time. In addition,  the fees and expenses  of  the  Fund  will  differ  from  those  of the  Tremont  Accounts.
Accordingly,  the future performance of the Fund and the Tremont Accounts will vary.

            When Tremont  determines that it would be appropriate for the Fund and one or more Tremont  Accounts to participate in an investment  transaction in the same  Portfolio  Fund or other  investment  at the same  time,  it will attempt  to  aggregate,  place and  allocate  orders on a basis  that  Tremont believes to be fair and equitable,  consistent with its responsibilities under applicable  law.  Decisions  in this  regard are  necessarily  subjective  and there is no requirement that the Fund participate,  or participate to the same extent as the Tremont  Accounts,  in all  investments or trades.  However,  no participating entity or account will receive  preferential  treatment over any other and Tremont  will take steps to ensure that no  participating  entity or account will be  systematically  disadvantaged by the  aggregation,  placement and allocation of orders and investments.

            Situations   may   occur,   however,   where  the  Fund  could  be
disadvantaged  because of the investment  activities  conducted by Tremont for the Tremont  Accounts.  Such  situations  may be based on, among other things,
the  following:   (1)  legal  restrictions  or  other  limitations  (including limitations  imposed by Portfolio Managers with respect to Portfolio Funds) on the combined size of positions  that may be taken for the Fund and the Tremont
Accounts,   thereby   limiting  the  size  of  the  Fund's   position  or  the
availability of the investment opportunity;  (2) the difficulty of liquidating an investment  for the Fund and the Tremont  Accounts  where the market cannot absorb the sale of the combined  positions;  and (3) the determination  that a particular  investment  is  warranted  only if hedged  with an option or other instrument  and  there is a  limited  availability  of such  options  or other instruments.  In particular,  the Fund may be legally restricted from entering into a "joint  transaction"  (as defined in the  Investment  Company Act) with the Tremont  Accounts  with  respect to the  securities  of an issuer  without first obtaining exemptive relief from the SEC.  See "Other Matters" below.

            Directors,  officers,  employees and affiliates of Tremont may buy and sell  securities or other  investments for their own accounts and may have actual or potential  conflicts of interest with respect to investments made on behalf  of  the  Fund.  As  a  result  of  differing  trading  and  investment strategies or  constraints,  positions  may be taken by  directors,  officers, employees and affiliates of Tremont,  or by Tremont for the Tremont  Accounts,
that are the same,  different or made at a different time than positions taken for the Fund.

OTHER MATTERS

            Except in accordance with  applicable law, OFI,  Tremont and their affiliates  are not  permitted to buy  securities or other  property  from, or sell  securities or other property to, the Fund.  However,  subject to certain conditions  imposed by applicable rules under the Investment  Company Act, the
Fund may effect certain principal  transactions in securities with one or more accounts  managed  by OFI or  Tremont,  except for  accounts  as to which OFI,
Tremont or any of their affiliates  serves as a general partner or as to which they may be deemed to be an  affiliated  person  (or an  affiliated  person of such a person),  other  than an  affiliation  that  results  solely  from OFI,
Tremont or one of their  affiliates  serving as an  investment  adviser to the account.  These transactions would be made in circumstances  where Tremont has determined  it would be  appropriate  for the Fund to purchase (or sell),  and
Tremont or OFI has determined it would be appropriate  for another  account to sell (or purchase), the same security or instrument on the same day.

            Future   investment   activities   of  OFI,   Tremont   and  their
affiliates,  and of their  respective  directors,  officers or employees,  may give rise to additional conflicts of interest.

                                 TAX ASPECTS
            The  following  is a summary  of  certain  aspects  of the  income taxation  of the  Fund  and  its  Members  which  should  be  considered  by a prospective  Member.  The Fund  has not  sought  a  ruling  from the  Internal
Revenue  Service (the  "Service") or any other Federal,  state or local agency with respect to any of the tax issues  affecting the Fund, nor has it obtained an opinion of counsel  with  respect to any Federal tax issues  other than the characterization of the Fund as a partnership for Federal income tax purposes.

            This  summary  of  certain  aspects  of  the  Federal  income  tax treatment  of the Fund is based upon the  Internal  Revenue  Code of 1986,  as
amended  (the  "Code"),   judicial   decisions,   Treasury   Regulations  (the
"Regulations")  and rulings in existence on the date hereof,  all of which are subject  to  change.  This  summary  does not  discuss  the  impact of various
proposals  to  amend  the  Code  which  could   change   certain  of  the  tax
consequences  of an  investment  in the  Fund.  This  summary  also  does  not discuss  all of the tax  consequences  that may be  relevant  to a  particular investor  or to  certain  investors  subject to  special  treatment  under the
Federal income tax laws, such as insurance companies.

            EACH  PROSPECTIVE  MEMBER SHOULD  CONSULT WITH ITS OWN TAX ADVISER
IN ORDER FULLY TO UNDERSTAND THE FEDERAL,  STATE, LOCAL AND FOREIGN INCOME TAX
CONSEQUENCES OF AN INVESTMENT IN THE FUND.

            In addition to the  particular  matters set forth in this section, tax-exempt  organizations  should  review  carefully  those  sections  of  the prospectus  and the SAI  regarding  liquidity and other  financial  matters to ascertain  whether the investment  objectives of the Fund are consistent  with their overall  investment plans.  Each prospective  tax-exempt Member is urged to consult its own counsel regarding the acquisition of Interests.

Tax Treatment of Fund Operations
--------------------------------

            Classification  of the Fund.  The Fund has  received an opinion of
            ---------------------------
Schulte Roth & Zabel LLP,  Special Fund Counsel,  that under the provisions of the Code and the  Regulations,  as in  effect on the date of the  opinion,  as
well  as  under  the  relevant   authority   interpreting  the  Code  and  the
Regulations,  and based upon certain  representations  of the Board,  the Fund will be treated as a  partnership  for Federal  income tax purposes and not as an association taxable as a corporation.

            Under  Section 7704 of the Code,  "publicly  traded  partnerships"
are generally  treated as  corporations  for Federal  income tax  purposes.  A publicly  traded  partnership  is any  partnership  the interests in which are traded on an established  securities market or which are readily tradable on a secondary  market (or the substantial  equivalent  thereof).  Interests in the
Fund will not be  traded  on an  established  securities  market.  Regulations concerning the classification of partnerships as publicly traded  partnerships
(the  "Section 7704  Regulations")  provide  certain safe harbors  under which interests  in a  partnership  will not be  considered  readily  tradable  on a secondary  market (or the substantial  equivalent  thereof).  The Fund may not be  eligible  for any of  those  safe  harbors.  In  particular,  it will  not qualify under the private  placement safe harbor set forth in the Section 7704
Regulations if the Fund has more than 100 Members.

            The Section 7704  Regulations  specifically  provide that the fact that a partnership  does not qualify for the safe harbors is  disregarded  for purposes  of  determining  whether  interests  in a  partnership  are  readily tradable  on a  secondary  market  (or the  substantial  equivalent  thereof).
Rather,  in this event the  partnership's  status is examined  under a general facts  and  circumstances  test set  forth in the  Section  7704  Regulations.
Schulte Roth & Zabel LLP also will render its opinion that,  under this "facts and  circumstances"  test,  and based upon the  anticipated  operations of the
Fund as well as the  legislative  history  to  Section  7704,  the text of the
Section  7704  Regulations  and  certain  representations  of the  Board,  the interests in the Fund will not be readily  tradable on a secondary  market (or the substantial equivalent thereof) and, therefore,  that the Fund will not be treated as a publicly traded partnership taxable as a corporation.

            Neither of the opinions of counsel  described above,  however,  is binding on the  Service or the  courts.  If it were  determined  that the Fund should be treated as an association or a publicly traded  partnership  taxable as a corporation  for Federal income tax purposes (as a result of a successful challenge  to  such  opinions  by  the  Service,  changes  in  the  Code,  the
Regulations or judicial  interpretations thereof, a material adverse change in facts,  or  otherwise),  the  taxable  income of the Fund  would be subject to corporate  income  tax when  recognized  by the  Fund;  distributions  of such income,  other than in certain  redemptions of Interests,  would be treated as dividend  income when  received by the Members to the extent of the current or accumulated  earnings  and  profits  of the  Fund;  and  Members  would not be entitled to report profits or losses realized by the Fund.

            UNLESS   OTHERWISE   INDICATED,   REFERENCES   IN  THE   FOLLOWING
DISCUSSION OF THE TAX CONSEQUENCES OF FUND  INVESTMENTS,  ACTIVITIES,  INCOME,
GAIN AND LOSS, INCLUDE THE DIRECT  INVESTMENTS,  ACTIVITIES,  INCOME, GAIN AND
LOSS OF THE FUND, AND THOSE  INDIRECTLY  ATTRIBUTABLE  TO THE FUND AS A RESULT
OF IT BEING AN INVESTOR IN A PORTFOLIO FUND.

            As a  partnership,  the  Fund is not  itself  subject  to  Federal income tax. The Fund files an annual  partnership  information return with the
Service  which reports the results of  operations.  Each Member is required to report  separately  on its income tax  return  its  distributive  share of the
Fund's net  long-term  capital gain or loss,  net  short-term  capital gain or loss and all other items of ordinary  income or loss.  Each Member is taxed on its  distributive  share of the Fund's taxable  income and gain  regardless of whether it has received or will receive a distribution from the Fund.

            Allocation  of Profits and Losses.  Under the LLC  Agreement,  the
            ---------------------------------
Fund's  net  capital   appreciation  or  net  capital  depreciation  for  each
accounting  period  is  allocated  among  the  Members  and to  their  capital accounts  without  regard to the amount of income or loss actually  recognized by the Fund for Federal income tax purposes.  The LLC Agreement  provides that items of income,  deduction,  gain, loss or credit actually  recognized by the
Fund for each  fiscal  year  generally  are to be  allocated  for  income  tax purposes  among the Members  pursuant to  Regulations  issued  under  Sections
704(b) and 704(c) of the Code,  based upon  amounts of the Fund's net  capital appreciation or net capital  depreciation  allocated to each Member's  capital account for the current and prior fiscal years.

            Under the LLC Agreement,  the Board has the discretion to allocate specially an amount of the Fund's capital gain (including  short-term  capital gain) for Federal income tax purposes to the Special  Advisory Member and to a withdrawing  Member to the extent  that the  Special  Advisory  Member's  or a
Member's  capital  account  balance  exceeds the  Federal  income tax basis in their  respective  Interests.  There can be no  assurance  that,  if the Board makes such a special allocation,  the Service will accept such allocation.  If such  allocation is successfully  challenged by the Service,  the Fund's gains allocable to the remaining Members would be increased.

            Tax  Elections;   Returns;  Tax  Audits.  The  Code  provides  for
            ---------------------------------------
optional  adjustments to the basis of partnership  property upon distributions of partnership  property to a partner and transfers of  partnership  interests
(including by reason of death)  provided that a partnership  election has been made  pursuant to Section 754.  Under the LLC  Agreement,  at the request of a
Member, the Board, in its sole discretion,  may cause the Fund to make such an election.  Any such  election,  once  made,  cannot  be  revoked  without  the
Service's  consent.  The actual  effect of any such  election  may depend upon whether any  Portfolio  Fund also makes such an  election.  As a result of the complexity and added expense of the tax accounting  required to implement such an election, the Board presently does not intend to make such election.

            The Board  decides  how to  report  the  partnership  items on the
Fund's tax returns,  and all Members are required  under the Code to treat the items  consistently  on their own returns,  unless they file a statement  with
the  Service   disclosing  the   inconsistency.   Given  the  uncertainty  and
complexity  of the tax laws,  it is  possible  that the  Service may not agree with the manner in which the Fund's  items  have been  reported.  In the event the  income  tax  returns  of the Fund are  audited  by the  Service,  the tax treatment of the Fund's income and  deductions  generally is determined at the limited  liability  company  level  in a  single  proceeding  rather  than  by individual  audits of the Members.  A Member  chosen by the Board,  designated as the "Tax Matters  Partner",  has  considerable  authority to make decisions affecting  the  tax  treatment  and  procedural  rights  of  all  Members.  In addition,  the Tax Matters  Partner has the authority to bind certain  Members to settlement  agreements and the right on behalf of all Members to extend the statute of limitations  relating to the Members' tax liabilities  with respect to Fund items.

Tax Consequences to a Withdrawing Member
----------------------------------------

            A Member receiving a cash liquidating  distribution from the Fund, in  connection  with a  complete  withdrawal  from the  Fund,  generally  will recognize  capital  gain or loss to the extent of the  difference  between the proceeds  received by such Member and such Member's  adjusted tax basis in its
Interest.  Such capital gain or loss will be  short-term,  long-term,  or some combination of both,  depending upon the timing of the Member's  contributions to the Fund.  However,  a withdrawing Member will recognize ordinary income to
the  extent  such  Member's   allocable   share  of  the  Fund's   "unrealized
receivables"  exceeds the Member's basis in such  unrealized  receivables  (as determined  pursuant  to the  Regulations).  For these  purposes,  accrued but untaxed  market  discount,  if any,  on  securities  held by the Fund  will be treated as an  unrealized  receivable,  with  respect  to which a  withdrawing
Member  would  recognize   ordinary   income.   A  Member   receiving  a  cash
nonliquidating  distribution will recognize income in a similar manner only to the extent that the amount of the distribution  exceeds such Member's adjusted tax basis in its Interest.

            As discussed above, the LLC Agreement  provides that the Board may specially  allocate items of Fund capital gain (including  short-term  capital gain)  to a  withdrawing  Member  to the  extent  its  capital  account  would otherwise  exceed  its  adjusted  tax  basis in its  Interest.  Such a special allocation of gain may result in the withdrawing  Member  recognizing  capital gain, which may include  short-term capital gain, in the Member's last taxable year in the Fund,  thereby  reducing  the  amount of  long-term  capital  gain
recognized   during  the  tax  year  in  which  it  receives  its  liquidating distribution upon withdrawal.

            Distributions of Property.  A partner's  receipt of a distribution
            -------------------------
of property  from a  partnership  is  generally  not taxable.  However,  under
Section 731 of the Code, a  distribution  consisting of marketable  securities generally is treated as a distribution  of cash (rather than property)  unless the  distributing  partnership  is  an  "investment  partnership"  within  the meaning of Section  731(c)(3)(C)(i) and the recipient is an "eligible partner"
within the meaning of Section  731(c)(3)(C)(iii).  The Fund will  determine at the  appropriate  time whether it qualifies  as an  "investment  partnership."
Assuming it so  qualifies,  if a Member is an "eligible  partner",  which term should include a Member whose  contributions  to the Fund consisted  solely of cash, the recharacterization rule described above would not apply.

Tax Treatment of Fund Investments
---------------------------------

            In General.  The Fund expects to act as a trader or investor,  and
            ----------
not as a dealer,  with respect to its  securities  transactions.  A trader and an investor are persons who buy and sell  securities  for their own  accounts.
A dealer,  on the other hand, is a person who purchases  securities for resale to customers rather than for investment or speculation.

            Generally,  the  gains  and  losses  realized  by a  trader  or an investor  on the sale of  securities  are  capital  gains  and  losses.  Thus, subject  to the  treatment  of certain  currency  exchange  gains as  ordinary income (see  "Currency  Fluctuations  - 'Section 988' Gains or Losses"  below)
and certain  other  transactions  described  below,  the Fund expects that its gains and losses from its  securities  transactions  typically will be capital gains and capital  losses.  These capital gains and losses may be long-term or short-term  depending,  in general, upon the length of time the Fund maintains a particular  investment  position and, in some cases,  upon the nature of the transaction.  Property held for more than one year  generally will be eligible for  long-term  capital gain or loss  treatment.  The  application  of certain rules  relating  to short  sales,  to  so-called  "straddle"  and "wash  sale"
transactions and to Section 1256 Contracts  (defined below) may serve to alter the manner in which the Fund's  holding period for a security is determined or may otherwise  affect the  characterization  as  short-term or long-term,  and also the  timing of the  realization,  of certain  gains or losses.  Moreover, the  straddle  rules and short sale rules may  require the  capitalization  of certain related expenses of the Fund.1

            The maximum ordinary income tax rate for individuals is 38.6%2 and, in general,  the maximum individual income tax rate for long-term capital gains is 20%3 (unless the taxpayer  elects to be taxed at ordinary rates - see
"Limitation  on  Deductibility  of Interest and Short Sale  Expenses"  below), although  in all cases the actual  rates may be higher due to the phase out of certain tax deductions,  exemptions and credits.  The excess of capital losses over capital gains may be offset against the ordinary  income of an individual taxpayer,  subject to an annual deduction  limitation of $3,000. For corporate taxpayers,  the maximum income tax rate is 35%.  Capital losses of a corporate taxpayer may be offset only against  capital gains,  but unused capital losses may be carried back three years (subject to certain  limitations)  and carried forward five years.

            The Fund may realize  ordinary  income from dividends and accruals of interest on securities.  The Fund may hold debt  obligations with "original issue  discount." In such case, the Fund would be required to include  amounts in taxable  income on a current basis even though  receipt of such amounts may occur in a subsequent  year. The Fund may also acquire debt  obligations  with
"market   discount."  Upon  disposition  of  such  an  obligation,   the  Fund
generally  would be required to treat gain realized as interest  income to the extent of the  market  discount  which  accrued  during  the  period  the debt obligation  was held by the  Fund.  The Fund may  realize  ordinary  income or loss with respect to its  investments  in  partnerships  engaged in a trade or business.  Income  or loss  from  transactions  involving  certain  derivative instruments,  such  as  swap  transactions,  will  also  generally  constitute ordinary  income or loss. In addition,  amounts,  if any,  payable by the Fund in  connection  with  equity  swaps,  interest  rate swaps,  caps,  floors and collars likely would be considered  "miscellaneous itemized deductions" which,
for  a  noncorporate   Member,   may  be  subject  to  restrictions  on  their
deductibility.   See   "Deductibility  of  Fund  Investment   Expenditures  by
Noncorporate   Members"   below.   Moreover,   gain  recognized  from  certain
"conversion transactions" will be treated as ordinary income.4

            Currency  Fluctuations  - "Section  988"  Gains or Losses.  To the
            ---------------------------------------------------------
extent that its  investments  are made in securities  denominated in a foreign currency,  gain or loss  realized by the Fund  frequently  will be affected by the fluctuation in the value of such foreign currencies  relative to the value of the  dollar.  Generally,  gains  or  losses  with  respect  to  the  Fund's investments in common stock of foreign  issuers will be taxed as capital gains or  losses  at the  time of the  disposition  of such  stock.  However,  under
Section 988 of the Code,  gains and losses of the Fund on the  acquisition and disposition of foreign  currency (e.g.,  the purchase of foreign  currency and
                                  ----
subsequent  use of the currency to acquire  stock) will be treated as ordinary income or loss.  Moreover,  under Section 988,  gains or losses on disposition
of  debt  securities   denominated  in  a  foreign   currency  to  the  extent
attributable to fluctuation in the value of the foreign  currency  between the date of acquisition  of the debt security and the date of disposition  will be treated as ordinary income or loss.  Similarly,  gains or losses  attributable to  fluctuations  in  exchange  rates  that  occur  between  the time the Fund
accrues   interest  or  other   receivables  or  accrues   expenses  or  other
liabilities  denominated in a foreign  currency and the time the Fund actually collects such  receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

            As indicated  above, the Fund may acquire foreign currency forward contracts,  enter into foreign currency futures  contracts and acquire put and call options on foreign  currencies.  Generally,  foreign  currency  regulated
futures   contracts  and  option  contracts  that  qualify  as  "Section  1256
Contracts"  (see  "Section  1256  Contracts"  below),  will not be  subject to ordinary  income or loss  treatment  under Section 988.  However,  if the Fund acquires  currency futures  contracts or option contracts that are not Section
1256 Contracts,  or any currency forward contracts,  any gain or loss realized by the Fund with respect to such instruments will be ordinary,  unless (i) the contract  is a  capital  asset in the hands of the Fund and is not a part of a straddle  transaction  and (ii) an  election  is made (by the close of the day the  transaction  is entered into) to treat the gain or loss  attributable  to such contract as capital gain or loss.

            Section 1256  Contracts.  In the case of Section  1256  Contracts,
            -----------------------
the Code  generally  applies a "mark to  market"  system of taxing  unrealized gains and losses on such  contracts and  otherwise  provides for special rules of taxation.  A Section  1256  Contract  includes  certain  regulated  futures contracts,  certain foreign  currency forward  contracts,  and certain options contracts.  Under these rules,  Section 1256 Contracts held by the Fund at the end of each  taxable  year of the Fund are  treated  for  Federal  income  tax purposes as if they were sold by the Fund for their fair  market  value on the last  business  day of such  taxable  year.  The net  gain  or  loss,  if any, resulting  from such deemed  sales  (known as "marking to  market"),  together with any gain or loss resulting  from actual sales of Section 1256  Contracts, must be taken into  account by the Fund in  computing  its taxable  income for such  year.  If a  Section  1256  Contract  held  by the  Fund at the end of a taxable  year is sold in the  following  year,  the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss  previously taken into account under the "mark to market" rules.

            Capital  gains  and  losses  from  such  Section  1256   Contracts
generally  are  characterized  as  short-term  capital  gains or losses to the extent of 40% thereof and as long-term  capital  gains or losses to the extent of 60%  thereof.  Such gains and losses will be taxed under the general  rules described above.  Gains and losses from certain foreign currency  transactions will be treated as ordinary income and losses.  (See "Currency  Fluctuations -
'Section  988'  Gains or  Losses.")  If an  individual  taxpayer  incurs a net capital loss for a year, the portion thereof,  if any, which consists of a net loss on Section  1256  Contracts  may,  at the  election of the  taxpayer,  be carried  back  three  years.  Losses  so  carried  back may be  deducted  only against  net  capital  gain to the  extent  that such gain  includes  gains on
Section 1256 Contracts.

            Mixed  Straddle  Election.  The Code allows a taxpayer to elect to
            -------------------------
offset gains and losses from positions  which are part of a "mixed  straddle."
A "mixed  straddle" is any straddle in which one or more but not all positions are Section 1256 Contracts.  Pursuant to Temporary Regulations,  the Fund (and
any  Portfolio  Fund) may be eligible to elect to establish  one or more mixed straddle  accounts for certain of its mixed straddle  trading  positions.  The mixed  straddle  account rules require a daily "marking to market" of all open positions  in the  account  and a daily  netting  of  gains  and  losses  from positions in the account.  At the end of a taxable year,  the annual net gains or losses from the mixed  straddle  account are  recognized  for tax purposes.
The application of the Temporary  Regulations' mixed straddle account rules is not entirely  clear.  Therefore,  there is no assurance  that a mixed straddle account election by the Fund will be accepted by the Service.

            Short  Sales.  Gain or  loss  from a short  sale  of  property  is
            ------------
generally  considered  as capital gain or loss to the extent the property used to close the short  sale  constitutes  a capital  asset in the  Fund's  hands.
Except with respect to certain  situations  where the property used to close a short  sale has a  long-term  holding  period  on the date the  short  sale is entered into,  gains on short sales generally are short-term  capital gains. A loss on a short sale will be treated as a  long-term  capital  loss if, on the date of the short sale,  "substantially  identical  property" has been held by the Fund for more than one year. In addition,  these rules may also  terminate the running of the holding period of "substantially  identical  property" held by the Fund.

            Gain or loss on a short sale will  generally not be realized until such time that the short  sale is closed.  However,  if the Fund holds a short sale position with respect to stock,  certain debt  obligations or partnership interests  that has  appreciated  in value and then acquires  property that is the same as or  substantially  identical to the property sold short,  the Fund generally  will recognize gain on the date it acquires such property as if the short  sale were  closed on such date with such  property.  Similarly,  if the
Fund holds an appreciated  financial  position with respect to stock,  certain debt obligations,  or partnership  interests and then enters into a short sale with  respect  to the  same or  substantially  identical  property,  the  Fund generally will recognize gain as if the  appreciated  financial  position were sold at its fair market  value on the date it enters into the short sale.  The subsequent  holding  period for any  appreciated  financial  position  that is subject  to  these  constructive  sale  rules  will be  determined  as if such position were acquired on the date of the constructive sale.

            Effect of Straddle  Rules on Members'  Securities  Positions.  The
            ------------------------------------------------------------
Service  may  treat  certain   positions  in  securities   held  (directly  or
indirectly) by a Member and its indirect  interest in similar  securities held by the Fund as "straddles"  for Federal income tax purposes.  The  application of the "straddle"  rules in such a case could affect a Member's holding period for the  securities  involved  and may defer the  recognition  of losses  with respect to such securities.5

            Limitation on  Deductibility  of Interest and Short Sale Expenses.
            -----------------------------------------------------------------
For  noncorporate  taxpayers,  Section 163(d) of the Code limits the deduction
for  "investment   interest"  (i.e.,  interest  or  short  sale  expenses  for
                               ----
"indebtedness   properly   allocable  to  property   held  for   investment").
Investment  interest is not  deductible in the current year to the extent that it exceeds the taxpayer's "net investment  income," consisting of net gain and ordinary  income  derived  from  investments  in the current year less certain directly  connected  expenses  (other than  interest or short sale  expenses).
For this purpose,  any long-term  capital gain is excluded from net investment income  unless  the  taxpayer  elects to pay tax on such  amount  at  ordinary income tax rates.

            For  purposes of this  provision,  the Fund's  activities  will be treated as giving rise to investment  income for a Member,  and the investment interest  limitation  would  apply  to a  noncorporate  Member's  share of the interest and short sale  expenses  attributable  to the Fund's  operation.  In such case, a  noncorporate  Member would be denied a deduction for all or part of that  portion  of its  distributive  share of the  Fund's  ordinary  losses attributable  to interest  and short sale  expenses  unless it had  sufficient investment  income from all sources  including  the Fund.  A Member that could not deduct losses  currently as a result of the  application of Section 163(d)
would be entitled to carry  forward  such losses to future  years,  subject to the same limitation.  The investment  interest  limitation would also apply to interest  paid by a  noncorporate  Member on money  borrowed  to  finance  its investment  in the Fund.  Potential  investors  are  advised to  consult  with their own tax  advisers  with  respect to the  application  of the  investment interest limitation in their particular tax situations.

            Deductibility  of Fund Investment  Expenditures and Certain Other
            ------------------------------------------------------------------
Expenditures.  Investment  expenses  (e.g.,  investment  advisory  fees) of an
---------------                       ----
individual,  trust or estate are deductible  only to the extent they exceed 2%
of adjusted gross income.6  In  addition,   the  Code  further  restricts  the
ability  of an  individual  with an  adjusted  gross  income  in  excess  of a specified amount (for 2002,  $137,300 or $68,650 for a married person filing a separate  return) to deduct such  investment  expenses.  Under such provision, investment  expenses  in excess of 2% of  adjusted  gross  income  may only be deducted  to the  extent  such  excess  expenses  (along  with  certain  other itemized  deductions)  exceed  the  lesser  of  (i) 3% of  the  excess  of the individual's  adjusted  gross income over the specified  amount or (ii) 80% of the amount of certain itemized deductions  otherwise allowable for the taxable
year.7  Moreover,   such  investment   expenses  are  miscellaneous   itemized
deductions which are not deductible by a noncorporate  taxpayer in calculating its alternative minimum tax liability.

            Pursuant  to   Temporary   Regulations   issued  by  the  Treasury
Department,   these  limitations  on  deductibility  should  not  apply  to  a noncorporate  Member's  share of the trade or  business  expenses of the Fund.
These  limitations will apply,  however,  to a noncorporate  Member's share of the investment  expenses of the Fund  (including  the Management  Fee, the fee paid to the  OFI as the  Fund's  administrator  and  any  fee  payable  to the managers of a Portfolio  Fund), to the extent such expenses are allocable to a
Portfolio  Fund that is not in a trade or  business  within the meaning of the
Code or to the  investment  activity  of the Fund.  The Fund  intends to treat its  expenses  attributable  to a  Portfolio  Fund that is engaged in trade or business  within the  meaning of the Code or to the  trading  activity  of the
Fund as not  being  subject  to such  limitations,  although  there  can be no assurance that the Service will agree.

            The  consequences  of these  limitations  will vary depending upon the  particular  tax  situation of each  taxpayer.  Accordingly,  noncorporate
Members should  consult their tax advisers with respect to the  application of these limitations.

             No  deduction  is  allowed  for sales  loads  paid by a Member to acquire an  Interest  in the Fund;  instead any such fees will be included in the Member's  adjusted tax basis for its Interest in the Fund.  To the extent that any  portion  of the  investor  servicing  fee is  treated  as a selling expense, such portion would be subject to the same treatment.

            Application   of  Rules  for  Income  and  Losses  from  Passive
            ------------------------------------------------------------------
Activities.  The Code  restricts the  deductibility  of losses from a "passive activity"  against  certain  income  which  is  not  derived  from  a  passive
activity.   This   restriction   applies  to  individuals,   personal  service
corporations  and certain  closely  held  corporations.  Pursuant to Temporary
Regulations issued by the Treasury Department,  income or loss from the Fund's securities  investment  and trading  activity  generally  will not  constitute income or loss from a passive activity.  Therefore,  passive losses from other
1     Generally, in the absence of Regulations requiring it, the Fund will not treat positions held through different investment Portfolio Accounts or
Portfolio Funds as offsetting positions for purposes of the straddle rules.
2     Under recently enacted legislation, this rate is reduced in stages until calendar year 2006 when the maximum rate will be 35%.  However, this legislation contains a "sunset" provision that will result in the top rate being restored to 39.6% in 2011.
3     The maximum individual long-term capital gains tax rate is 18% for certain property purchased after December 31, 2000 and held for more than five years.
4     Generally, a conversion transaction is one of several enumerated transactions where substantially all of the taxpayer's return is attributable to the time value of the net investment in the transaction.  The enumerated transactions are (i) the holding of any property (whether or not actively traded) and entering into a contract to sell such property (or substantially identical property) at a price determined in accordance with such contract, but only if such property was acquired and such contract was entered into on a substantially contemporaneous basis, (ii) certain straddles, (iii)
generally any other transaction that is marketed or sold on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain or (iv) any other transaction specified in Regulations.
5     The Fund will not generally be in a position to furnish to Members information regarding the securities positions of its Portfolio Funds which would permit a Member to determine whether its transactions in securities, which are also held by such Portfolio Funds, should be treated as offsetting positions for purposes of the straddle rules.
6     However, Section 67(e) of the Code provides that, in the case of a trust or an estate, such limitation does not apply to deductions or costs which are paid or incurred in connection with the administration of the estate or trust and would not have been incurred if the property were not held in such trust or estate.  There is a disagreement between two Federal
Courts of Appeal on the question of whether the investment advisory fees incurred by a trust are exempt (under Section 67(e)) from the 2% of adjusted gross income floor on deductibility.  Members that are trusts or estates should consult their tax advisers as to the applicability of these cases to the investment expenses that are allocated to them.
7     Under recently enacted legislation, the latter limitation on itemized deductions will be reduced starting in calendar year 2006 and will be completely eliminated by 2010.  However, this legislation contains a "sunset"
provision that will result in the limitation on itemized deductions being restored in 2011.
8     With certain exceptions, tax-exempt organizations which are private foundations are subject to a 2% Federal excise tax on their "net investment income."  The rate of the excise tax for any taxable year may be reduced to
1% if the private foundation meets certain distribution requirements for the taxable year.  A private foundation will be required to make payments of estimated tax with respect to this excise tax.
9     Moreover, income realized from option writing and futures contract transactions generally would not constitute UBTI.

sources  generally  could not be  deducted  against a  Member's  share of such income  and gain from the  Fund.  Income or loss  attributable  to the  Fund's investments  in  partnerships  engaged in  certain  trades or  businesses  may constitute passive activity income or loss.

            "Phantom  Income"  From  Fund  Investments.  Pursuant  to  various
             -----------------------------------------
"anti-deferral"  provisions  of the Code (the  "Subpart F,"  "passive  foreign investment  company"  and  "foreign  personal  holding  company"  provisions), investments (if any) by the Fund in certain foreign  corporations  may cause a
Member  to (i)  recognize  taxable  income  prior  to the  Fund's  receipt  of distributable  proceeds,  (ii) pay an  interest  charge on  receipts  that are deemed as having been deferred or (iii)  recognize  ordinary  income that, but for the  "anti-deferral"  provisions,  would have been treated as long-term or short-term capital gain.

Foreign Taxes
-------------

            It is possible  that certain  dividends  and interest  directly or indirectly  received by the Fund from sources within foreign countries will be subject to  withholding  taxes  imposed by such  countries.  In addition,  the
Fund or a  Portfolio  Fund may also be subject to capital  gains taxes in some of the  foreign  countries  where  they  purchase  and  sell  securities.  Tax treaties  between  certain  countries  and the  United  States  may  reduce or eliminate  such  taxes.  It is  impossible  to predict in advance  the rate of foreign tax the Fund will directly or  indirectly  pay since the amount of the
Fund's assets to be invested in various countries is not known.

            The   Members   will  be   informed   by  the  Fund  as  to  their
proportionate  share of the  foreign  taxes  paid by the  Fund or a  Portfolio
Fund,  which they will be  required  to include in their  income.  The Members generally  will be entitled to claim  either a credit  (subject,  however,  to various  limitations  on  foreign  tax  credits)  or,  if they  itemize  their deductions,  a deduction (subject to the limitations  generally  applicable to deductions)  for their share of such foreign taxes in computing  their Federal income  taxes.  A Member that is tax exempt will not  ordinarily  benefit from such credit or deduction.

Unrelated Business Taxable Income
---------------------------------

            Generally,  an exempt  organization  is exempt from Federal income tax on its passive investment income, such as dividends,  interest and capital gains,  whether realized by the organization  directly or indirectly through a partnership in which it is a partner.8  This type of income is exempt  even if it is realized from securities  trading activity which  constitutes a trade or business.

            This general  exemption  from tax does not apply to the "unrelated business  taxable  income"  ("UBTI")  of an  exempt  organization.  Generally, except as noted above with  respect to certain  categories  of exempt  trading activity,  UBTI includes  income or gain derived  (either  directly or through partnerships) from a trade or business,  the conduct of which is substantially unrelated to the exercise or performance of the organization's  exempt purpose or  function.  UBTI also  includes  "unrelated  debt-financed  income,"  which generally consists of (i) income derived by an exempt  organization  (directly or through a  partnership)  from  income-producing  property  with  respect to which  there is  "acquisition  indebtedness"  at any time  during the  taxable year, and (ii) gains derived by an exempt organization  (directly or through a partnership)  from the  disposition of property with respect to which there is
"acquisition  indebtedness" at any time during the twelve-month  period ending with  the  date  of such  disposition.  With  respect  to its  investments  in partnerships engaged in a trade or business,  the Fund's income (or loss) from these investments may constitute UBTI.

            The Fund may incur  "acquisition  indebtedness"  with  respect  to certain of its  transactions,  such as the purchase of  securities  on margin.
Based upon a published  ruling  issued by the Service  which  generally  holds that  income and gain with  respect to short sales of  publicly  traded  stock does not  constitute  income  from debt  financed  property  for  purposes  of computing  UBTI,  the Fund will  treat its short  sales of  securities  as not involving "acquisition indebtedness" and therefore not resulting in UBTI.9
To the extent the Fund recognizes  income (i.e.,  dividends and interest) from
                                           ----
securities with respect to which there is "acquisition  indebtedness" during a taxable  year,  the  percentage  of such income  which will be treated as UBTI generally  will be based on the  percentage  which  the  "average  acquisition indebtedness"  incurred  with  respect to such  securities  is of the "average amount of the adjusted basis" of such securities during the taxable year.

            To the  extent  the Fund  recognizes  gain  from  securities  with respect to which there is  "acquisition  indebtedness"  at any time during the twelve-month period ending with the date of their disposition,  the percentage of such gain which  will be  treated  as UBTI will be based on the  percentage which  the  highest  amount  of  such  "acquisition  indebtedness"  is of  the
"average amount of the adjusted  basis" of such securities  during the taxable year.  In  determining  the  unrelated  debt-financed  income of the Fund,  an
allocable   portion  of  deductions   directly   connected   with  the  Fund's
debt-financed   property  is  taken  into  account.   Thus,  for  instance,  a
percentage of losses from  debt-financed  securities  (based on the debt/basis percentage calculation described above) would offset gains treated as UBTI.

            Since  the  calculation  of the  Fund's  "unrelated  debt-financed income" is complex  and will  depend in large part on the amount of  leverage,
if any, used by the Fund from time to time,10 it  is   impossible  to  predict
what  percentage  of the Fund's income and gains will be treated as UBTI for a
Member  which is an exempt  organization.  An exempt  organization's  share of the  income or gains of the Fund which is treated as UBTI may not be offset by losses of the exempt  organization  either from the Fund or otherwise,  unless such  losses are treated as  attributable  to an  unrelated  trade or business
(e.g., losses from securities for which there is acquisition indebtedness).
-----

            To the  extent  that  the  Fund  generates  UBTI,  the  applicable
Federal tax rate for such a Member  generally would be either the corporate or
trust  tax  rate  depending   upon  the  nature  of  the   particular   exempt
organization.  An exempt  organization  may be  required  to  support,  to the satisfaction  of the Service,  the method used to calculate its UBTI. The Fund will be  required  to  report  to a  Member  which is an  exempt  organization information  as to the portion,  if any, of its income and gains from the Fund for each year which will be treated as UBTI.  The  calculation  of such amount with respect to transactions  entered into by the Fund is highly complex,  and there is no assurance that the Fund's  calculation of UBTI will be accepted by the Service.

            In general,  if UBTI is allocated to an exempt  organization  such as a qualified  retirement  plan or a private  foundation,  the portion of the
Fund's  income  and gains  which is not  treated as UBTI will  continue  to be exempt  from tax,  as will the  organization's  income  and gains  from  other investments  which are not  treated as UBTI.  Therefore,  the  possibility  of realizing  UBTI from its  investment in the Fund  generally  should not affect
the tax-exempt status of such an exempt organization.11  However,            a
charitable  remainder  trust will not be exempt from Federal  income tax under
Section   664(c)  of  the  Code  for  any  year  in  which  it  has  UBTI.   A
title-holding  company will not be exempt from tax if it has certain  types of
UBTI.  Moreover,  the  charitable  contribution  deduction  for a trust  under
Section  642(c) of the Code may be limited for any year in which the trust has
UBTI. A prospective  investor  should  consult its tax adviser with respect to
the  tax   consequences   of  receiving  UBTI  from  the  Fund.   (See  "ERISA
Considerations.")

Certain Issues Pertaining to Specific Exempt Organizations
----------------------------------------------------------

            Private  Foundations.  Private  foundations and their managers are
            --------------------
subject  to excise  taxes if they  invest  "any  amount in such a manner as to jeopardize  the  carrying  out of any of the  foundation's  exempt  purposes."
This rule requires a foundation manager, in making an investment,  to exercise
"ordinary  business  care and  prudence"  under the  facts  and  circumstances prevailing  at the  time  of  making  the  investment,  in  providing  for the short-term  and  long-term  needs of the  foundation  to carry out its  exempt purposes.  The factors  which a  foundation  manager may take into  account in assessing an  investment  include the expected rate of return (both income and capital  appreciation),  the risks of rising and falling price levels, and the need for diversification within the foundation's portfolio.

            In order to avoid  the  imposition  of an  excise  tax,  a private
foundation   may  be  required   to   distribute   on  an  annual   basis  its
"distributable  amount,"  which  includes,  among  other  things,  the private foundation's  "minimum  investment return," defined as 5% of the excess of the fair market value of its  nonfunctionally  related  assets (assets not used or held for use in carrying out the foundation's  exempt purposes),  over certain indebtedness  incurred by the  foundation in connection  with such assets.  It appears  that a  foundation's  investment  in the Fund would most  probably be classified  as a  nonfunctionally  related  asset.  A  determination  that  an interest in the Fund is a  nonfunctionally  related  asset  could  conceivably cause  cash  flow  problems  for  a  prospective  Member  which  is a  private foundation.  Such an organization  could be required to make  distributions in an amount  determined by reference to unrealized  appreciation in the value of its  interest  in the Fund.  Of course,  this  factor  would  create less of a problem  to the  extent  that the value of the  investment  in the Fund is not significant in relation to the value of other assets held by a foundation.

            In  some  instances,  an  investment  in  the  Fund  by a  private foundation may be prohibited by the "excess business  holdings"  provisions of the Code. For example,  if a private  foundation  (either directly or together with a "disqualified  person")  acquires more than 20% of the capital interest or profits  interest of the Fund, the private  foundation may be considered to have "excess  business  holdings."  If this  occurs,  such  foundation  may be required  to divest  itself of its  interest in the Fund in order to avoid the imposition  of an excise  tax.  However,  the  excise tax will not apply if at least  95% of  the  gross  income  from  the  Fund  is  "passive"  within  the applicable  provisions of the Code and  Regulations.  Although there can be no assurance,  the Board  believes  that the Fund will meet such 95% gross income test.

            A  substantial  percentage  of  investments  of  certain  "private operating  foundations"  may be restricted to assets directly devoted to their tax-exempt purposes.  Otherwise,  generally,  rules similar to those discussed above govern their operations.

            Qualified  Retirement  Plans.  Employee  benefit  plans subject to
            ----------------------------
the  provisions  of ERISA,  Individual  Retirement  Accounts  and Keogh  Plans
should  consult  their  counsel as to the  implications  of such an investment under ERISA.  (See "ERISA Considerations.")

            Endowment  Funds.  Investment  managers of endowment  funds should
            ----------------
consider whether the acquisition of an Interest is legally  permissible.  This is not a matter of Federal law, but is  determined  under state  statutes.  It should be noted,  however,  that under the Uniform Management of Institutional
Funds Act,  which has been  adopted,  in various  forms,  by a large number of states,  participation in investment  partnerships or similar organizations in which funds are commingled and investment  determinations  are made by persons other than the governing board of the endowment fund is allowed.

State and Local Taxation
------------------------

            In  addition  to the  Federal  income tax  consequences  described above,  prospective  investors  should consider  potential state and local tax consequences  of an  investment  in the Fund.  State and local tax laws differ in the  treatment  of  limited  liability  companies  such as the Fund.  A few jurisdictions  may impose entity level taxes on a limited liability company if it is found to have  sufficient  contact  with that  jurisdiction.  Such taxes are  frequently  based  on the  income  and  capital  of the  entity  that  is allocated to the jurisdiction.  Although there can be no assurance,  except as noted below,  the Fund intends to conduct its  activities  so that it will not be subject to entity level taxation by any state or local jurisdiction.

            State and local laws often  differ  from  Federal  income tax laws with  respect  to the  treatment  of  specific  items of income,  gain,  loss, deduction and credit. A Member's  distributive  share of the taxable income or loss of the Fund generally will be required to be included in determining  its reportable  income for state and local tax  purposes  in the  jurisdiction  in which it is a resident.  A partnership  in which the Fund acquires an interest may conduct  business in a  jurisdiction  which will subject to tax a Member's share of the partnership's  income from that business.  Prospective  investors should  consult  their tax  advisers  with  respect to the  availability  of a credit for such tax in the jurisdiction in which that Member is a resident.

            The Fund,  which is  treated as a  partnership  for New York State and New York City income tax  purposes,  should not be subject to the New York
City unincorporated  business tax, which is not imposed on a partnership which purchases and sells  securities  for its "own  account."  (This  exemption may not be  applicable  to the  extent a  partnership  in which  the Fund  invests conducts a business  in New York City.) By reason of a similar  "own  account"
exemption,  it is also expected that a  nonresident  individual  Member should not be  subject  to New York State  personal  income  tax with  respect to his share  of  income  or  gain  realized  directly  by the  Fund.  A  nonresident individual  Member  will not be  subject  to New  York  City  earnings  tax on nonresidents with respect to his investment in the Fund.

            Individual  Members  who are  residents  of New York State and New
York City  should be aware that the New York State and New York City  personal income tax laws limit the  deductibility  of itemized  deductions and interest expense for individual  taxpayers at certain income levels.  These limitations may  apply  to a  Member's  share  of  some  or all of  the  Fund's  expenses.
Prospective  Members are urged to consult  their tax advisers  with respect to
the  impact  of  these   provisions   and  the  Federal   limitations  on  the
deductibility of certain itemized  deductions and investment expenses on their
New York State and New York City tax liability.

            For  purposes of the New York State  corporate  franchise  tax and the New York City general corporation tax, a corporation  generally is treated as doing  business in New York State and New York City,  respectively,  and is subject to such corporate  taxes as a result of the ownership of a partnership interest in a  partnership  which does business in New York State and New York
City, respectively.12  Each of the New York State and New York City  corporate taxes are imposed,  in part, on the  corporation's  taxable  income or capital allocable to the  relevant  jurisdiction  by  application  of the  appropriate allocation  percentages.  Moreover,  a non-New  York  corporation  which  does business in New York State may be subject to a New York State  license  fee. A corporation which is subject to New York State corporate  franchise tax solely as a result  of being a  non-managing  member in a New York  partnership  may, under  certain  circumstances,  elect to compute its New York State  corporate franchise  tax by taking  into  account  only its  distributive  share of such partnership's  income and loss.  There is  currently  no similar  provision in effect for purposes of the New York City general corporation tax.

            Regulations under both the New York State corporate  franchise tax and New York City general  corporation tax,  however,  provide an exemption to this general rule in the case of a "portfolio  investment  partnership," which is  defined,  generally,  as  a  partnership  which  meets  the  gross  income requirements  of Section  851(b)(2)  of the Code.  New York State (but not New
York City) has adopted  regulations  that also  include  income and gains from commodity  transactions  described in Section  864(b)(2)(B)(iii) as qualifying gross income for this purpose.  The  qualification of the Fund as a "portfolio investment  partnership"  with respect to its  investments  through  Portfolio
Accounts and  Portfolio  Funds must be determined on an annual basis and, with respect to a taxable  year,  the Fund and/or one or more  Portfolio  Funds may not  qualify as  portfolio  investment  partnerships.  Therefore,  a corporate non-managing  member may be treated  as doing  business  in New York State and
New  York  City as a  result  of its  interest  in the  Fund  or its  indirect interest in a nonqualifying Portfolio Fund.

            A trust or other  unincorporated  organization  which by reason of its purposes or  activities  is exempt from Federal  income tax is also exempt from  New York  State  and New York  City  personal  income  tax.  A  nonstock corporation  which is exempt from Federal income tax is generally  presumed to be  exempt  from New York  State  corporate  franchise  tax and New York  City general  corporation  tax.  New York State  imposes a tax with respect to such exempt entities on UBTI (including unrelated  debt-financed  income) at a rate which is currently  equal to the New York State  corporate  franchise tax rate
(plus the corporate  surtax).  There is no New York City tax on the UBTI of an otherwise exempt entity.

            Each  prospective  corporate Member should consult its tax adviser with  regard to the New York  State and New York City tax  consequences  of an investment in the Fund.

                             ERISA CONSIDERATIONS
            Persons who are  fiduciaries  with respect to an employee  benefit plan or other arrangement  subject to the Employee  Retirement Income Security
Act of 1974,  as amended  (an "ERISA  Plan" and  "ERISA,"  respectively),  and persons who are  fiduciaries  with  respect to an IRA or Keogh Plan,  which is not  subject to ERISA but is subject to the  prohibited  transaction  rules of
Section 4975 of the Code (together with ERISA Plans,  "Benefit  Plans") should consider,  among other things,  the matters described below before determining whether to invest in the Fund.

            ERISA imposes  certain  general and specific  responsibilities  on persons  who  are  fiduciaries  with  respect  to  an  ERISA  Plan,  including prudence,  diversification,  an  obligation  not  to  engage  in a  prohibited
transaction  and  other  standards.   In  determining   whether  a  particular
investment  is  appropriate  for an ERISA Plan,  Department  of Labor  ("DOL")
regulations  provide that a fiduciary  of an ERISA Plan must give  appropriate consideration  to, among other things,  the role that the investment  plays in the ERISA Plan's portfolio,  taking into consideration  whether the investment is designed  reasonably to further the ERISA Plan's  purposes,  an examination of the risk and return  factors,  the portfolio's  composition  with regard to diversification,  the  liquidity  and  current  return of the total  portfolio relative to the anticipated  cash flow needs of the ERISA Plan, the income tax consequences of the investment (see "Tax  Aspects--Unrelated  Business Taxable
Income" and "--Certain  Issues  Pertaining to Specific Exempt  Organizations")
and the projected  return of the total portfolio  relative to the ERISA Plan's funding  objectives.  Before  investing  the  assets  of an ERISA  Plan in the
Fund, a fiduciary  should  determine  whether such an investment is consistent with  its  fiduciary  responsibilities  and  the  foregoing  regulations.  For example,  a fiduciary should consider whether an investment in the Fund may be too illiquid or too speculative  for a particular  ERISA Plan, and whether the assets of the ERISA Plan would be  sufficiently  diversified.  If a  fiduciary with respect to any such ERISA Plan breaches its or his responsibilities  with regard to selecting an investment  or an investment  course of action for such
ERISA  Plan,  the  fiduciary  itself or himself  may be held liable for losses incurred by the ERISA Plan as a result of such breach.

            Because the Fund is registered as an investment  company under the
Investment  Company  Act,  the  underlying  assets of the Fund  should  not be considered  to be "plan  assets" of the ERISA Plans  investing in the Fund for purposes of ERISA's (or the Code's)  fiduciary  responsibility  and prohibited transaction  rules.  Thus, OFI and Tremont will not be fiduciaries  within the meaning of ERISA by reason of their authority with respect to the Fund.

            A  Benefit  Plan  which  proposes  to  invest  in the Fund will be required  to  represent  that it,  and any  fiduciaries  responsible  for such
Plan's  investments,  are  aware  of  and  understand  the  Fund's  investment objective,  policies and  strategies,  that the decision to invest plan assets in the Fund was made with  appropriate  consideration  of relevant  investment factors with regard to the Benefit Plan and is consistent  with the duties and responsibilities  imposed  upon  fiduciaries  with regard to their  investment decisions under ERISA and/or the Code.

            Certain  prospective  Benefit Plan Members may currently  maintain relationships  with OFI,  Tremont or their  affiliates.  Each of such  persons may be deemed to be a party in interest  to and/or a fiduciary  of any Benefit
Plan to which it provides investment management,  investment advisory or other services.  ERISA  prohibits  (and the  Code  penalizes)  the use of ERISA  and
Benefit Plan assets for the benefit of a party in interest and also  prohibits
(or  penalizes) an ERISA or Benefit Plan  fiduciary from using its position to cause such Plan to make an  investment  from which it or certain third parties in  which  such  fiduciary  has an  interest  would  receive  a fee  or  other consideration.  ERISA and Benefit Plan Members  should consult with counsel to determine if  participation in the Fund is a transaction that is prohibited by
ERISA or the  Code.  Fiduciaries  of ERISA or  Benefit  Plan  Members  will be required  to  represent  that the  decision  to invest in the Fund was made by them as fiduciaries  that are  independent of such  affiliated  persons,  that such  fiduciaries  are duly  authorized to make such  investment  decision and that they have not relied on any  individualized  advice or  recommendation of such affiliated  persons, as a primary basis for the decision to invest in the
Fund.

            The  provisions of ERISA and the Code are subject to extensive and
continuing   administrative  and  judicial   interpretation  and  review.  The
discussion of ERISA and the Code  contained in this SAI and the  prospectus is general  and  may  be  affected  by  future  publication  of  regulations  and rulings.  Potential  Benefit Plan Members  should consult their legal advisers regarding the  consequences  under ERISA and the Code of the  acquisition  and ownership of Interests.

                                  BROKERAGE

            Each Portfolio Manager is directly  responsible for placing orders for  the  execution  of  portfolio  transactions  for  the  Portfolio  Fund or
Portfolio  Account  that  it  manages  and for the  allocation  of  brokerage.
Transactions  on U.S.  stock  exchanges  and on some foreign  stock  exchanges involve  the  payment  of  negotiated  brokerage  commissions.  On  the  great majority  of  foreign  stock  exchanges,  commissions  are  fixed.  No  stated
commission is generally  applicable to securities  traded in  over-the-counter markets,  but the prices of those securities include  undisclosed  commissions or mark-ups.

            In  selecting  brokers  and  dealers  to execute  transactions  on behalf of a Portfolio Fund or Portfolio  Account,  each Portfolio Manager will generally  seek to obtain the best price and execution  for the  transactions, taking  into  account  factors  such as price,  size of order,  difficulty  of execution  and  operational  facilities  of a  brokerage  firm,  the scope and quality of brokerage services  provided,  and the firm's risk in positioning a block of  securities.  Although it is  expected  that each  Portfolio  Manager generally  will seek  reasonably  competitive  commission  rates,  a Portfolio
Manager  will not  necessarily  pay the lowest  commission  available  on each transaction.  The  Portfolio  Managers  will  typically  have no obligation to deal  with any  broker  or group  of  brokers  in  executing  transactions  in portfolio  securities.  Brokerage practices adopted by Portfolio Managers with respect to  Portfolio  Funds may vary and will be governed  by each  Portfolio
Fund's organizational documents.

            Consistent   with  the   principle   of  seeking  best  price  and
execution,  a  Portfolio  Manager  may place  orders for a  Portfolio  Fund or
Portfolio  Account with brokers  that  provide the  Portfolio  Manager and its affiliates with  supplemental  research,  market and statistical  information, including advice as to the value of securities,  the advisability of investing in,  purchasing or selling  securities,  and the availability of securities or purchasers  or sellers of  securities,  and  furnishing  analyses  and reports concerning  issuers,  industries,  securities,  economic  factors  and trends, portfolio  strategy  and the  performance  of  accounts.  The  expenses of the
Portfolio  Managers are not necessarily  reduced as a result of the receipt of this supplemental  information,  which may be useful to the Portfolio Managers or their affiliates in providing  services to clients other than the Portfolio
Funds and the  Portfolio  Accounts  they manage.  In addition,  not all of the supplemental  information  is  necessarily  used  by a  Portfolio  Manager  in
connection   with  the  Portfolio  Fund  or  Portfolio   Account  it  manages.
Conversely,  the  information  provided to a Portfolio  Manager by brokers and
dealers  through  which  other  clients  of  the  Portfolio   Manager  or  its
affiliates  effect  securities  transactions  may be useful  to the  Portfolio
Manager in providing services to the Portfolio Fund or a Portfolio Account.

            It  is  anticipated  that  Portfolio   Managers   (including  each
Portfolio  Manager  retained to manage a  Portfolio  Account)  will  generally follow  brokerage  placement  practices  similar to those described above. The brokerage  placement  practices  described  above  will  also be  followed  by
Tremont to the extent it places  transactions for the Fund.  However,  certain
Portfolio  Managers  (other than those managing  Portfolio  Accounts) may have policies that permit the use of brokerage  commissions  of a Portfolio Fund to obtain  products  or  services  that  are not  research  related  and that may benefit the Portfolio Manager.

                             VALUATION OF ASSETS
            The  Board  of  Managers  has   established   procedures  for  the
valuation  of the  Fund's  securities.  In  general  those  procedures  are as follows:

            Equity  securities,  puts,  calls  and  futures  traded  on a U.S.
            securities exchange or on NASDAQ are valued as follows:

                  (1) if last sale  information  is regularly  reported,  they are  valued  at  the  last  reported  sale  price  on the
                     principal  exchange  on  which  they  are  traded  or  on
                     NASDAQ, as applicable, on that day, or

                  (2)  if  last  sale   information  is  not  available  on  a
                     valuation  date,  they are  valued  at the last  reported
                     sale price  preceding the valuation  date if it is within
                     the spread of the  closing  "bid" and  "asked"  prices on
                     the  valuation  date or,  if not,  at the  closing  "bid"
                     price on the valuation date.

            Equity  securities  traded  on  a  foreign   securities   exchange
            generally are valued in one of the following ways:

                  (1) at the last sale price  available to the pricing service approved by the Board of Managers, or

                  (2) at the last sale price  obtained  by OFI from the report of the  principal  exchange  on  which  the  security  is
                     traded  at its last  trading  session  on or  immediately
                     before the valuation date, or

                  (3) at  the  mean  between  the  "bid"  and  "asked"  prices
                     obtained  from  the  principal   exchange  on  which  the
                     security  is  traded  or,  on  the  basis  of  reasonable
                     inquiry, from two market makers in the security.

            The  following  securities  are  valued  at the mean  between  the
            "bid" and "asked" prices  determined by a pricing service approved by the  Board of  Managers  or  obtained  by OFI  from two  active market makers in the security on the basis of reasonable inquiry:

                  (1) debt  instruments  that have a maturity of more than 397 days when issued,

                  (2)  debt  instruments  that had a  maturity  of 397 days or less when  issued and have a  remaining  maturity of more
                     than 60 days,

                  (3) non-money  market debt  instruments  that had a maturity of  397  days  or  less  when  issued  and  which  have a
                     remaining maturity of 60 days or less, and
                  (4)  puts,  calls  and  futures  that are not  traded  on an exchange or on NASDAQ.

            Money market debt  securities that had a maturity of less than 397 days when  issued  that have a  remaining  maturity  of 60 days or less are valued at cost,  adjusted  for  amortization  of premiums and accretion of discounts.

            Securities   (including   restricted    securities)   not   having
            readily-available  market  quotations  are  valued  at fair  value
            determined   under   procedures   established   by  the  Board  of
            Managers.  If OFI is unable to locate  two market  makers  willing to give  quotes,  a security may be priced at the mean between the
            "bid" and "asked" prices  provided by a single active market maker
            (which  in  certain  cases may be the  "bid"  price if no  "asked"
            price is  available).  The Fund's  interests  in  Portfolio  Funds will not have  readily  available  market  quotations  and will be valued at their  "fair  value,"  as  determined  under  procedures established  by  the  Board  of  Managers.  As  described  in  the prospectus,  with respect to its interests in Portfolio Funds, the
            Fund will  normally  rely on  valuation  information  provided  by
            Portfolio   Managers   as  being   the   "fair   value"   of  such
            investments.  The Board of Managers,  however,  will consider such information  provided  by  Portfolio  Managers,  as well as  other available  information,  and  may  possibly  conclude  in  unusual
            circumstances  that  the  information   provided  by  a  Portfolio
            Manager  does  not  represent  the  "fair  value"  of  the  Fund's interests in Portfolio Funds.

            In  the  case  of  U.S.  government  securities,   mortgage-backed
            securities,  corporate  bonds and foreign  government  securities, when last sale  information  is not generally  available,  OFI may use  pricing  services  approved  by the  Board of  Managers.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments  on  the  basis  of  quality,  yield,  and maturity.  Other  special  factors  may be  involved  (such as the tax-exempt  status of the interest paid by municipal  securities).
            OFI will  monitor  the  accuracy  of the  pricing  services.  That
            monitoring  may  include   comparing  prices  used  for  portfolio
            valuation to actual sales prices of selected securities.

            The  closing  prices in the London  foreign  exchange  market on a particular  business  day that are  provided by a bank,  dealer or pricing  service that OFI has  determined  to be reliable are used to value foreign  currency,  including  forward  foreign  currency contracts,  and to determine  the U.S.  dollar value of securities that are denominated or quoted in foreign currency.

                    INDEPENDENT AUDITORS AND LEGAL COUNSEL
            Ernst  & Young  LLP  serves  as the  independent  auditors  of the
Fund.  Its  principal  business  address  is 5  Times  Square,  New  York,  NY
10036.

            Schulte  Roth & Zabel  LLP,  New York,  New York,  acts as Special
Fund Counsel.  Mayer,  Brown & Platt, New York, New York, acts as Fund Counsel and Independent Manager Counsel.

                                  CUSTODIAN
            PFPC Trust  Company (the  "Custodian")  serves as the custodian of the  Fund's  assets,  and may  maintain  custody  of the  Fund's  assets  with domestic  and non-U.S.  subcustodians  (which may be banks,  trust  companies, securities  depositories and clearing agencies) approved by the Board.  Assets of the Fund are not held by OFI or  Tremont or  commingled  with the assets of other accounts  except to the extent that securities are held in the name of a custodian  in a securities  depository,  clearing  agency or omnibus  customer account of such custodian.  The Custodian's  principal business address is 400
Bellevue Parkway, Wilmington, Delaware  19809.

                               CONTROL PERSONS
            OFI has  invested  $100,000  in the Fund in order to  provide  the
Fund's  initial  capital,  and has been the sole  Member of the Fund.  OFI and
Tremont will invest an additional  $24,500,000 and $500,000  respectively,  in the Fund at the  closing of the  initial  offering  for  investment  purposes.
Interests held by OFI and Tremont may constitute  more than 25% of outstanding
Interests when the Fund's operations  commence upon the closing of the initial offering of  Interests,  depending on the  aggregate  investments  made in the
Fund by other  persons.  By virtue of their  ownership of more than 25% of the outstanding  Interests,  OFI and MassMutual  (which controls OFI and Tremont), may be deemed to control  the Fund and  (depending  on the value of  Interests then held by other  Members)  may be in a position  to control  the outcome of voting  on  matters  as to  which  Members  are  entitled  to  vote.  OFI is a corporation  organized  under the laws of Colorado and maintains its principal office at 498  Seventh  Avenue,  New York,  New York  10018.  MassMutual  is a
mutual life insurance  company organized under the laws of the Commonwealth of
Massachusetts  and  maintains  its  principal  office  at 1295  State  Street,
Springfield, Massachusetts 01111.

            As  of  the  commencement  of  the  Fund's  operations,   OFI  and
MassMutual  were the only persons owning of record or  beneficially 5% or more of the outstanding Interests.

                           SUMMARY OF LLC AGREEMENT
            The following is a summary  description of additional items and of select  provisions  of the LLC Agreement  that are not described  elsewhere in this SAI or in the  Fund's  prospectus.  The  description  of such  items  and provisions  is not  definitive  and  reference  should be made to the complete text of the LLC Agreement contained in Appendix C to the prospectus.

LIABILITY OF MEMBERS

            Members  in the  Fund  will  be  members  of a  limited  liability company  as  provided  under  Delaware  law.  Under  Delaware  law and the LLC
Agreement,  a  Member  will  not be  liable  for  the  debts,  obligations  or liabilities  of the Fund  solely by reason of being a Member,  except that the
Member may be obligated to make capital  contributions to the Fund pursuant to the LLC Agreement,  to repay any funds  wrongfully  distributed to the Member.
A Member may be required to  contribute to the Fund,  whether  before or after the  Fund's  dissolution  or after the  Member  ceases  to be a  Member,  such amounts as the Fund deems  necessary to meet the Fund's debts,  obligations or liabilities  (not to  exceed  for any  Member,  the  aggregate  amount  of any distributions,  amounts in connection  with the repurchase of all or a portion of the Member's  interests and any other  amounts  received by the Member from the Fund  during or after the  fiscal  year to which any debt,  obligation  or liability of the Fund is incurred).

DUTY OF CARE

The LLC Agreement provides that neither the Managers, OFI, or Tremont
(including certain of their affiliates, among others) shall be liable to the
Fund or any of the Members for any loss or damage occasioned by any act or omission in the performance of their respective services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.  The LLC Agreement also contains provisions for the indemnification, to the extent permitted by law, of the Managers by the
Fund, but not by the Members individually, against any liability and expense to which any of them may be liable which arises in connection with the performance of their activities on behalf of the Fund.  A Manager will not be personally liable to any Member for the repayment of any balance in such
Member's capital account or for contributions by such Member to the capital of the Fund or by reason of any change in the Federal or state income tax laws applicable to the Fund or its Members.  The rights of indemnification and exculpation provided under the LLC Agreement do not provide for indemnification of a Manager for any liability, including liability under
Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

POWER OF ATTORNEY

            By purchasing an Interest and by signing the LLC Agreement  (which each  Member  will do by virtue  of  signing  the  Member  certification  form attached to the  prospectus  as Appendix  A), each Member will appoint OFI and each of the  Managers  his or her  attorney-in-fact  for  purposes  of  filing required  certificates and documents relating to the formation and continuance of the Fund as a limited  liability  company under Delaware law or signing all instruments  effecting authorized changes in the Fund or the LLC Agreement and conveyances and other  instruments  deemed necessary to effect the dissolution or termination of the Fund.

            The  power-of-attorney  granted in the LLC  Agreement is a special power-of-attorney  coupled  with an  interest  in favor of OFI and each of the
Managers and as such is irrevocable  and continues in effect until all of such
Member's  Interest has been  withdrawn  pursuant to a repurchase or redemption of the  Interest  or a  transfer  to one or more  transferees  that  have been approved by the Board for admission to the Fund as substitute Members.

TERM, DISSOLUTION AND LIQUIDATION

            The Fund will be dissolved:

o     upon the  affirmative  vote to  dissolve  the Fund by both (1) the Board and (2)  Members  holding at least  two-thirds  of the total number of votes eligible to be cast by all Members;

o     upon the  expiration of any two-year  period that  commences on the date on which any Member has  submitted  a written  notice to the
                  Fund  requesting the repurchase of its entire  Interest,  in accordance  with  the LLC  Agreement,  if the  Fund  has not repurchased the Member's Interest;

o     at the election of OFI;

o     upon the  failure of Members to elect  successor  Managers  at a meeting called  by OFI  when no  Manager  remains  to  continue  the business of the Fund; or

o     as required by operation of law.

            Upon the  occurrence  of any  event of  dissolution,  the Board or
OFI,  acting  as  liquidator  under  appointment  by  the  Board  (or  another liquidator,  if the Board  does not  appoint  OFI to act as  liquidator  or is unable to perform  this  function),  is charged with winding up the affairs of the Fund and  liquidating  its  assets.  Net  profits  or net loss  during the fiscal  period  including  the  period of  liquidation  will be  allocated  as described in the  prospectus  under  "Capital  Accounts --  Allocation  of Net
Profits and Losses."

            Upon  the   dissolution   of  the  Fund,  its  assets  are  to  be
distributed  (1) first to satisfy the debts,  liabilities  and  obligations of the Fund,  other  than  debts to  Members,  including  actual  or  anticipated liquidation expenses,  (2) next to satisfy debts,  liabilities and obligations owing to the Members,  (3) next to the Special  Advisory  Member to the extent of any balance in the Special  Advisory  Account  after  giving  effect to any
Incentive  Allocation  to be made as of the date of  dissolution  of the Fund, and  (4)  finally  to the  Members  proportionately  in  accordance  with  the balances  in their  respective  capital  accounts.  Assets may be  distributed in-kind on a pro rata basis if the Board or liquidator  determines that such a distribution  would be in the  interests  of the  Members in  facilitating  an orderly liquidation.

VOTING

            Each  Member has the right to cast a number of votes  equal to the value of the Member's  capital  account at a meeting of Members  called by the
Board or by Members  holding 25% or more of the total number of votes eligible to be  cast.  Members  will  be  entitled  to  vote  on any  matter  on  which shareholders  of a registered  investment  company  organized as a corporation would  normally be  entitled  to vote,  including  the  election of  Managers, approval  of the Fund's  agreement  any  investment  adviser of the Fund,  and approval of the  Company's  auditors,  and on certain  other  matters,  to the extent that the Investment  Company Act requires a vote of Members on any such matters.  Except  for the  exercise  of their  voting  privileges,  Members in their  capacity as such are not entitled to  participate  in the management or control  of the  Fund's  business,  and may not act for or bind the Fund.  The interest of the Special Advisory Member is non-voting.

REPORTS TO MEMBERS

            The Fund will furnish to Members as soon as practicable  after the end of each taxable year such  information as is necessary for such Members to complete Federal and state income tax or information  returns,  along with any other  tax  information  required  by law.  The Fund  will  send to  Members a semi-annual  and an audited  annual  report  within 60 days after the close of the  period  for  which it is being  made,  or as  otherwise  required  by the
Investment  Company Act.  Quarterly  reports from OFI or Tremont regarding the
Fund's operations during each fiscal quarter also will be sent to Members.

FISCAL YEAR

For accounting purposes, the Fund's fiscal year is the 12-month period ending on March 31.  The first fiscal year of the Fund will commence on the date of the initial closing and will end on March 31, 2002.  For tax purposes, the
Fund intends to adopt the 12-month period ending December 31 of each year will be the taxable year of the Fund. as its taxable year.  However, in certain circumstances the Fund may be required to adopt a taxable year ending on another date.  A taxable year ending on such other date may therefore be required temporarily until the Fund has attracted additional investors with calendar years for tax purposes, at which time the Fund may be eligible to change its taxable year-end to December 31.

                     FUND ADVERTISING AND SALES MATERIAL
            Advertisements  and  sales  literature  relating  to the  Fund and reports to Members  may  include  quotations  of  investment  performance.  In these materials,  the Fund's performance will normally be portrayed as the net return to an  investor  in the Fund during each month or quarter of the period for which investment  performance is being shown.  Cumulative  performance and year-to-date  performance computed by aggregating  quarterly or monthly return data may also be used.  Investment  returns  will be  reported on a net basis, after all fees and expenses and the  Incentive  Allocation.  Other methods may also be used to portray the Fund's investment performance.

            The  Fund's  investment  performance  will vary from time to time, and past results are not necessarily representative of future results.

            Comparative  performance  information,  as well  as any  published ratings, rankings and analyses,  reports and articles discussing the Fund, may also be used to advertise  or market the Fund,  including  data and  materials prepared by  recognized  sources of such  information.  Such  information  may include  comparisons of the Fund's  investment  performance to the performance of  recognized  market  indices and indices,  including but not limited to the
CSFB/Tremont  Hedge Fund Index, an index prepared in part by Tremont Advisers,
Inc.,  an  affiliate  of OFI  and  Tremont.  Comparisons  may  also be made to economic and  financial  trends and data that may be relevant for investors to consider in determining whether to invest in the Fund.

                               LETTER OF INTENT

            A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Interests in the Fund during a
13-month period (the "Letter of Intent period").   The total amount of your
intended investment will determine the reduced sales charge rate that applies to investments during that period.  You can include investments made up to 90
days before the date of the Letter.   In submitting a Letter of Intent, you
make no commitment to invest in the Fund.

      For purposes of determining whether the Letter of Intent has been fulfilled at the end of the Letter of Intent period, if the gross amount of any contributions in escrow pending investment in the Fund, plus the greater of (1) gross contributions invested in the Fund less Interests redeemed prior to the end of the Letter of Intent period or (2) the  value of Interests you own (determined as of the most recent valuation date, exceeds the intended investment under the Letter of Intent, then the Letter of Intent has been
fulfilled.   If the Letter of Intent is not fulfilled, the investor agrees to pay the additional amount of sales charge applicable to such investments, and any commissions previously paid to the dealer of record for the account will be adjusted to the rates applicable to actual total investments.

      The investor agrees to be bound by the terms of the Prospectus, this
Statement of Additional Information and the Application used for a Letter of
Intent. If those terms are amended, as they may be from time to time by the
Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

                            RIGHT OF ACCUMULATION

      To qualify for the lower sales charge rates that apply to larger investments in the Fund, you and your spouse can add together:

o     Interests in the Fund you purchase for your individual accounts
   (including IRAs), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current investments in the Fund to reduce the sales charge rate that applies to current purchases of Interests in the Fund, and
o     Interests of the Fund you previously purchased subject to a sales charge, provided that you still hold that investment.

      A fiduciary can count all Interests purchased for a trust, estate or other fiduciary account that has multiple accounts.  To determine the sales charge rate that applies, the Distributor will add, to the gross amount of the purchase to be held in escrow pending investment in the Fund:  (1) net amounts already held in escrow pending investment in the Fund, (2) Interests purchased on first business day of the current month, and (3) all other
Interests previously purchased (determined as of the most recent valuation
date).   The reduced sales charge will apply only to the current purchase.

                             FINANCIAL STATEMENTS

  The Fund's audited financial statements for the year ended March 31, 2003 immediately follow.

SCHEDULE OF INVESTMENTS, MARCH 31, 2003
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

                                                                           %
of      % of

Investment  Members'
Description                                     Cost          Value     Fund
Held   Capital       Liquidity*
-----------                                     ----          -----
----------  --------      ----------

Investment Funds

CONVERTIBLE ARBITRAGE
Advent Convertible Arbitrage Fund, L.P.     $ 1,845,000    $ 2,202,963
1.86%        5.5%      Quarterly
Forest Fulcrum Fund, L.P.                     1,245,000      1,391,134
1.81         3.5       Monthly
Sage Capital, L.P.                            1,245,000      1,415,197
1.49         3.5       Quarterly

--------------------------          -----------
TOTAL CONVERTIBLE ARBITRAGE                   4,335,000
5,009,294                 12.5

EQUITY MARKET NEUTRAL
AQR Global Stock Selection
   Institutional Fund, L.P.                   1,870,366      1,983,259
8.70         4.9       Quarterly
Jemmco Partners, L.P.                         2,295,000      2,310,696
1.55         5.7       Quarterly
Twin Momentum Partners, L.P.                    221,250        242,369
2.78         0.6       Quarterly
Twin Saje, L.P.                               1,253,750      1,266,602
3.55         3.2       Quarterly

--------------------------          -----------
TOTAL EQUITY MARKET NEUTRAL                   5,640,366
5,802,926                 14.4

EVENT DRIVEN
Brencourt Arbitrage, L.P.                     1,430,000      1,436,746
0.97         3.6       Quarterly
Halcyon Event Driven Strategies Fund, L.L.C.  1,743,000      1,765,635
2.75         4.4       Annually
ReCap Partners, L.P.                          2,236,623      2,290,586
5.81         5.7       Quarterly

--------------------------          -----------
TOTAL EVENT DRIVEN                            5,409,623
5,492,967                 13.7

FIXED INCOME ARBITRAGE
Clinton Arbitrage Fund, L.P.                  2,232,212      2,351,943
0.58         5.8       Monthly
Oak Hill CCF Partners, L.P.                   2,596,990      2,884,971
0.35         7.2       Monthly
FFTW Diversified Alpha Fund, Ltd.             2,400,000      2,417,753
1.34         6.0       Monthly

--------------------------          -----------
FIXED INCOME ARBITRAGE                        7,229,202
7,654,667                 19.0

GLOBAL MACRO
Vega Global Fund Limited
                                             $2,667,100    $ 2,713,953
0.34        6.70       Monthly

LONG/SHORT EQUITY
Clairborne Capital Partners
   Institutional, L.P.                        1,355,700      1,388,184
1.23         3.5       Quarterly
Pan Capital, L.L.C.                           1,850,086      1,825,440
1.74         4.5       Annually

--------------------------          -----------
TOTAL LONG/SHORT EQUITY                       3,205,786
3,213,624                  8.0

The accompanying notes are an integral part of these financial statements.

                 4 Oppenheimer Tremont Market Neutral Fund, LLC

SCHEDULE OF INVESTMENTS, MARCH 31, 2003   CONTINUED
--------------------------------------------------------------------------------

                                                                           %
of      % of

Investment  Members'
Description                                     Cost          Value     Fund
Held   Capital       Liquidity*
-----------                                     ----          -----
--------    --------      ----------

Investment Funds (continued)

MULTI-STRATEGY
Amaranth Partners, L.L.C.                     2,116,500      2,492,667
0.53        6.2        Quarterly
Canyon Value Realization Fund, L.P.           1,794,623      2,022,389
0.40        5.0        Annually
Libertyview Fund, L.L.C.                      1,744,000      1,844,153
6.32        4.6        Monthly

-----------------------------          ----------
TOTAL MULTI-STRATEGY                          5,655,123
6,359,209                15.8

-----------------------------          ----------

Total Investments in Investment Funds        34,142,200
36,246,640                90.1
Short-Term Investment
Provident Institutional Temp Fund
(4,365,034 shares)                            4,365,034
4,365,034                10.9

-----------------------------          ----------

TOTAL INVESTMENTS IN INVESTMENT FUNDS
AND SHORT-TERM INVESTMENT                  $ 38,507,234
40,611,674               101.0
                                         ==============

LIABILITIES IN EXCESS OF OTHER ASSETS
(395,356)              (1.0)

-----------------------------          ----------

TOTAL MEMBERS' CAPITAL                                   $
40,216,318                100%

===============          ==========

DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS' PORTFOLIOS IS NOT AVAILABLE.
* AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.

The accompanying notes are an integral part of these financial statements.

                 5 Oppenheimer Tremont Market Neutral Fund, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

INVESTMENT INCOME                                                   YEAR
ENDED MARCH 31, 2003

---------------------------

     Dividends
$          15,580

-----------------------
EXPENSES
     Management
fee                                                                  320,257
     Administration
fee                                                               80,082
     Professional
fees                                                                55,000
     Accounting and investor processing
fees                                          53,647
     Investor servicing
fees                                                          33,827
     Board of Managers' fees and
expenses                                             26,492
     Insurance
fees                                                                   22,246
     Custodian
fees                                                                   11,940

Miscellaneous
14,438

-----------------------

TOTAL
EXPENSES
617,929

-----------------------

NET INVESTMENT
LOSS                                                                (602,349)

-----------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net Realized loss on
investments                                              (404,180)
     Net change in unrealized appreciation on
investments                          1,727,790

-----------------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                    1,323,610

-----------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS
$         721,261

=======================

The accompanying notes are an integral part of these financial statements.

                 6 Oppenheimer Tremont Market Netrual Fund, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

                                                   SPECIAL ADVISORY
                                                       ACCOUNT
MEMBERS        TOTAL

----------------------------------------------------
MEMBERS' CAPITAL, JANUARY 2, 2002
     (COMMENCEMENT OF OPERATIONS)

                                                    $       --            $
100,000    $  100,000 *
FROM OPERATIONS

Net investment loss                                         --
(142,322)     (142,322)
Net change in unrealized appreciation
     on investments                                         --
376,650       376,650

----------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
FROM OPERATIONS                                             --
234,328       234,328

FROM MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Member subscriptions                          --
24,840,499    24,840,499**

----------------------------------------------------

MEMBERS' CAPITAL, MARCH 31, 2002                    $       --
$25,174,827   $25,174,827

=====================================================

FROM OPERATIONS

Net investment loss                                         --
(602,349)     (602,349)

Net realized loss on investments                            --
(404,180)     (404,180)
Net change in unrealized appreciation
   on investments                                           --
1,727,790     1,727,790

Reallocation of incentive allocation
157                 (157)            --

--------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
   FROM OPERATIONS                                         157
721,104       721,261

FROM MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Member subscriptions***                       --
14,614,842    14,614,842

Payments for Member redemptions                             --
(294,612)     (294,612)

--------------------------------------------------
NET INCREASE IN MEMBERS'
CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                      --
14,320,230    14,320,230

MEMBERS' CAPITAL, MARCH 31, 2003                    $      157
$40,216,161   $40,216,318

==================================================

*   The Fund was initially capitalized with $100,000 of capital on November
14,
    2001.
**  Net of offering costs of $311,650
*** Including redemption fees received of $2,946 during the year ended March
31,
    2003.

The accompanying notes are an integral part of these financial statements.

                 7 Oppenheimer Tremont Market Neutral Fund, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

CASH FLOWS FROM OPERATING
ACTIVITIES                                                       YEAR ENDED

MARCH 31, 2003

---------------------

Net increase in members' capital derived from
operations                                $     721,261
Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
     Net realized loss on
investments                                                         404,180
     Net change in unrealized appreciation on
investments                                 (1,727,790)
     Purchases of
investments
(17,204,700)
     Sales of
investments
7,558,320
     Increase in receivable for investment funds
sold                                        (47,079)
     Increase in other
assets                                                                (11,494)
     Increase in payable for Member
redemptions                                               291,666
     Increase in management fee
payable                                                        23,117
     Increase in professional fees
payable                                                     12,744
     Increase in accounting and investor processing fees
payable                               14,339
     Increase in administration fee
payable                                                     5,781
     Increase in investor servicing fees
payable                                               15,226
     Decrease in Board of Managers' fees and expenses
payable                                   (123)
     Decrease in offering costs
payable                                                      (18,476)
     Increase in miscellaneous fees
payable                                                       192

-----------------
     Net cash used in operating
activities                                                (9,962,836)

CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from Member
subscriptions                                                    14,614,842
     Payments for Member
redemptions                                                        (294,612)

-----------------
Net cash provided by financing
activities                                                  14,320,230

Net increase in cash and cash
equivalents                                                   4,357,394
Cash and cash equivalents at beginning of
period                                                7,640

-----------------
Cash and cash equivalents at end of
period                                             $    4,365,034

=================

The accompanying notes are an integral part of these financial statements.

                 8 Oppenheimer Tremont Market Neutral Fund, LLC

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

1.   ORGANIZATION
     Oppenheimer Tremont Market Neutral Fund, LLC (the "Fund") was organized as
     a Delaware limited liability company on October 3, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the
"1940
     Act"), as a non-diversified, closed-end management investment company.
The
     Fund's investment objective is to seek long-term capital appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles. The Fund will pursue this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers that employ various "market neutral" investment strategies. These strategies encompass a broad range of
     investment programs that historically have exhibited a low correlation to the general performance of equity, debt and other markets. The Fund commenced operations on January 2, 2002.

     OppenheimerFunds, Inc. (the "Adviser"), serves as the investment adviser of
     the Fund subject to the ultimate supervision of and subject to any policies
     established by the Fund's Board of Managers ("the Board"), pursuant to the
     terms of the investment advisory agreement with the Fund (the "Advisory
     Agreement"). Pursuant to the Advisory Agreement, the Adviser is
responsible
     for developing, implementing and supervising the Fund's investment program.
     The Adviser is authorized, subject to the approval of the Board and
     Members, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

     Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the
     Adviser, has been retained to serve as the Fund's Investment Manager and is
     responsible for providing day-to-day investment management services to the
     Fund, subject to the supervision of the Adviser.

     The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance
     Company. The Adviser is registered as an investment adviser under the
     Investment Advisers Act of 1940, as amended.

     Generally, initial and additional applications for interests
("Interests")
     by eligible investors may be accepted as of the first day of each month based on the Fund's net asset value. The Fund reserves the right to reject
     any applications for Interests in the Fund.

     The Fund from time to time may offer to repurchase outstanding Interests based on the Fund's net asset value pursuant to written tenders from
     Members. Repurchases will be made at such times and on such terms as may be
     determined by the Board, in its sole discretion and will be offers to repurchase a specified dollar amount of outstanding Interests. The Fund offered to repurchase Interests as of December 31, 2002 and March 31,
2003,
     and will offer thereafter, twice each year, as of the last business day of
     March and September. A redemption fee payable to the Fund of 1.00% of the net asset value of an Interest (or portion of an Interest) repurchased by the Fund will apply if the Interest is repurchased less than one year after
     the Member's initial investment in the Fund. The Fund will generally pay the value of the Interests or portions thereof repurchased approximately one month after the value of Interests to be repurchased is determined.
If
     the entire Interest of a Member is repurchased, the Member will receive an
     initial payment equal to 95% of the estimated value of the Interest and the
     balance due will be determined and paid promptly after completion of the year end audit of the Fund. A Member's Interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be
     withheld in its sole and absolute discretion.

                 9 Oppenheimer Tremont Market Neutral Fund, LLC

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America, which require the Adviser to make estimates and assumptions that affect the
     reported amounts and disclosures in the financial statements, including the
     estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The
     Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     A.  PORTFOLIO VALUATION
     The net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period,
     generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements
     and offering memoranda, as appropriate. The Fund's investments in
     Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These
     Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the
     Investment Funds' managers pursuant to the Investment Funds' agreements.
     Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its
     value, the Adviser will determine, in good faith, the fair value of the
     Investment Fund under procedures adopted by the Board and subject to the
     Board's supervision.

     B.  INCOME RECOGNITION AND EXPENSES
     Dividend income is recorded on the ex-dividend date. The change in an
     Investment Fund's net asset value is included in net change in unrealized appreciation/depreciation on investments on the statement of operations.
     Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost.
     Realized gains or losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset
     value; costs of insurance; registration expenses; certain offering costs;
     expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are charged to paid
     in capital as incurred.

     The Adviser assumed all offering costs associated with the initial registration and offering of Interests by way of a special allocation of such costs directly to the capital account of the Adviser. In addition, the
     Adviser assumed all organizational expenses directly at the time of the seeding of the Fund.

     Net profits or net losses of the Fund for each fiscal period are allocated
     among and credited to or debited against the capital accounts of all
     Members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. Net profits or net losses are
     measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the
Fund
     of Interests or portions of Interests.

                10 Oppenheimer Tremont Market Neutral Fund, LLC

     C.  INCOME TAXES
     No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     At March 31, 2003, the Fund reclassified $602,349 and $404,180 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     D.  CASH AND CASH EQUIVALENTS
     Cash and cash equivalents consist of monies invested in money market funds
     sponsored by BlackRock Institutional Management Corporation, an affiliate of PNC Bank, N.A., and are accounted for at net asset value. Dividends receivable from such funds are included in other assets on the statement of
     assets, liabilities and members' capital. The Fund treats all financial instruments that mature within three months as cash equivalents.

     E.  RECLASSIFICATIONS
     Certain of the amounts presented in the statement of changes in members'
     capital for the period ended March 31, 2002 have been reclassified to conform to the current year's presentation.

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
OTHER
     The Adviser provides certain management and administrative services to the
     Fund. In consideration for such management services, the Fund pays the
     Adviser a monthly management fee (the "Management Fee") computed at an annual rate of 1.00% of the Fund's net assets determined as of the last day
     of the month (before any repurchases of Interests or Incentive
Allocation).
     The Adviser pays 50% of its fee to the Investment Manager. In consideration
     for such administration services, the Fund pays the Adviser a monthly administration fee (the "Administration Fee") computed at an annual rate of
     0.25% of the Fund's net assets determined as of the last day of the month
     (before any repurchases of Interests or Incentive Allocation and the
     Management Fee). At March 31, 2003, $65,019 and $16,259 of the Management
     Fee and Administration Fee, respectively, were payable to the Adviser.
For
     the year ended March 31, 2003, the Management Fee and Administration Fee
     incurred by the Fund were $320,257 and $80,082, respectively.

     The Investment Manager has been designated by the Adviser as the special advisory member (the "Special Advisory Member") and is entitled to receive
     a performance-based allocation (the "Incentive Allocation") equal to 5%
of
     net profits, if any, in excess of the preferred return (the "Preferred
     Return"). The Preferred Return is an amount determined by applying an annual percentage rate equal to the 2-year Treasury constant maturity rate
     to the capital account balance of each Member as of the beginning of the fiscal period. For the three months ended March 31, 2003, the Preferred
     Return was 1.61%. For the calendar year ended December 31, 2002, the
     Preferred Return was 3.07%. The Incentive Allocation will apply only to net
     profits for the applicable calendar year that exceed both: (i) the
     Preferred Return for the fiscal period; and (ii) any balance in a "Loss
     Recovery Account," as defined in the Fund's registration statement, established for each Member. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the
     Special Advisory Member. The Incentive Allocation will be debited from each
     Member's capital account and credited to the Special Advisory Account.
     Generally, the Incentive Allocation will be made as of the end of each calendar year and upon the repurchase of any Member's Interest (or portion
     thereof). The Special Advisory Member may withdraw any Incentive
Allocation
     credited to the Special Advisory Account at any time following the date on
     which the Incentive Allocation is made. For the calendar year ended
     December 31, 2002, the Special Advisory Member voluntarily waived the
     Incentive Allocation earned of $1,107. If the Members' measurement period for Incentive Allocation closed at

                11 Oppenheimer Tremont Market Neutral Fund, LLC

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
OTHER
     (CONTINUED)
     March 31, 2003, Incentive Allocation reallocable to the Special Advisory
     Member would have been $18,873 based on the performance of the Fund during
     the period from January 1, 2003 to March 31, 2003. For the period from
     January 1, 2003 to March 31, 2003, $157 of Incentive Allocation was
earned
     by the Special Advisory Member due to a Member redemption.

     The Adviser's and Investment Manager's capital account balances at March
     31, 2003 were $25,029,578 and $515,164, respectively. The Adviser's and
     Investment Manager's capital account balances at March 31, 2002 were
     $24,519,620 and $504,761, respectively.

     A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the
     Adviser, or one of its affiliates, receives an annual retainer, plus a fee
     for each meeting attended. Additionally, these Board members are reimbursed
     by the Fund for all reasonable out of pocket expenses. Any Board member who
     is an employee of the Adviser, or one of its affiliates, does not receive an annual fee from the Fund.

     PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of
     the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. ("PFPC") (also an affiliate of PNC Bank, N.A.) serves as accounting and investor processing agent to the Fund and in that capacity provides accounting, tax and Member related services. PFPC receives a monthly fee primarily based upon the average net assets of the Fund, subject to a minimum monthly fee. Additionally, the Fund reimburses all reasonable out of pocket expenses incurred by PFPC.

     Under the terms of an investor servicing agreement (the " Investor
     Servicing Agreement") between the Fund and OppenheimerFunds Distributor,
     Inc. (the "Distributor"), the Distributor is authorized to retain brokers,
     dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to
     Members that are their customers. Under the Investor Servicing Agreement, the Fund pays a fee to the Distributor to reimburse it for payments made to
     Investor Service Providers. This fee is paid quarterly and, with respect to
     each Investor Service Provider, shall not exceed the lesser of: (i) .50%
     (on an annualized basis) of the aggregate value of outstanding Interests held by investors that receive services from the Investor Service
Provider,
     determined as of the last day of the calendar quarter (before any repurchases of Interests or Incentive Allocation and the Management Fee);
     or (ii) the Distributor's actual payments to the Investor Service
Provider.
     The Distributor is entitled to reimbursement under the Investor Servicing
     Agreement for any payments it may make to any affiliated Investor Service
     Providers. At March 31, 2003, $15,226 was payable to the Distributor.

4.   INVESTMENTS IN INVESTMENT FUNDS
     At March 31, 2003, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in
     Investment Funds provide for compensation to the Investment Funds'
     managers/general partners in the form of management fees ranging from
1.0%
     to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide
     for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the schedule of investments.

     For the year ended March 31, 2003, the aggregate cost of purchases and proceeds from sales of Investment Funds were $17,204,700 and $7,558,320, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds.
     The allocated taxable income is reported to the Fund by the Investment
     Funds on Schedules K-1. As of March 31, 2003, the cost of investments in

                12 Oppenheimer Tremont Market Neutral Fund, LLC

     Investment Funds for Federal income tax purposes was estimated to be
     $36,151,986. Accordingly, gross unrealized appreciation on investments was
     $786,736, gross unrealized depreciation on investments was $692,082, resulting in a net unrealized appreciation on investments of $94,654.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to
     the value of these investments as reported by the Fund.

6.   FINANCIAL HIGHLIGHTS
     The following represents the ratios to average members' capital and other supplemental information for the periods indicated:

Period from

January 2, 2002
                                                     Year ended
(commencement of
                                                   March 31, 2003
operations)
                                                                       to
March 31, 2002

     TOTAL RETURN*                                     2.03%**
0.94%

     RATIOS TO AVERAGE MEMBERS' CAPITAL:
     NET INVESTMENT LOSS                               (1.91%)
(2.27%)***
     EXPENSES                                           1.96%
2.29%***

     PORTFOLIO TURNOVER****                              25%
0%
     MEMBERS' CAPITAL, END OF PERIOD (000'S)           $40,216
$25,175

*    Total return assumes a purchase of an interest in the Fund on the first day and a sale of that same interest on the last day of the period noted, after Incentive Allocation to the Special Advisory Member, if any, and
does
     not reflect the deduction of sales loads, if any, incurred when subscribing
     to the Fund. Total returns for a period of less than a full year are not annualized.
**   If the Member's measurement period for Incentive Allocation closed on
     March 31, 2003, total return would have been 1.97%.
***  Annualized.
**** Represents the lesser of purchases or sales of investments in Investment
     Funds divided by the average value of investments in Investment Funds.

                                  APPENDIX A

                              Sales Load Waivers

In certain cases, the initial sales load that applies to purchases of
Interests may be waived in recognition of the realization of the economies of sales efforts by OppenheimerFunds Distributor, Inc., ("OFDI"), or by dealers or other financial institutions that offer Interests to certain classes of investors.

For the purposes of some of the waivers described below and as described in the prospectus, the term "Retirement Plan" refers to the following types of plans:

(1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
         Code,
(2)   non-qualified deferred compensation plans,
(3)   employee benefit plans1
(4)   Group Retirement Plans2
(5)   403(b)(7) custodial plan accounts
(6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs,
         Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a waiver in a particular case is in the sole discretion of OFDI.  These waivers may be amended or terminated at any time by the Fund, OFDI, and/or OppenheimerFunds,
Inc. ("OFI").
Waivers must be requested by the investor and/or the investor's broker or dealer at the time of purchase.

--------------
1.    An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which
   Interests are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
2.    The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with OFDI and all members of the group participating in (or who are eligible to participate in) the plan to purchase Interests through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Interests through a single investment dealer, broker or other financial institution that has made special arrangements with OFDI enabling those plans to purchase Interests.

                          II. Waivers of Sales Load

A.  Waivers of Sales Load for Certain Purchasers.

Interests purchased by the following investors are not subject to any sales load (and no commissions to brokers or dealers are paid by OFDI on such purchases):

|_|   OFI or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, OFI and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons-
         and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with OFI or OFDI for that purpose.
|_|   Dealers or brokers that have a sales agreement with OFDI, if they purchase Interests for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to OFDI) or with OFDI. The purchaser must certify to OFDI at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisers that have entered into an agreement with OFDI providing specifically for the use of Interests in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or adviser for the purchase or sale of
         Interests.
|_|   Investment advisers and financial planners who have entered into an agreement for this purpose with OFDI and who charge an advisery, consulting or other fee for their services and buy Interests for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy Interests for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with OFDI for those purchases.
|_|   Clients of investment advisers or financial planners (who have entered into an agreement for this purpose with OFDI) who buy Interests for their own accounts may also purchase Interests without a sales load but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which OFDI has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing
         Interests.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisers or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns Interests for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (OFDI must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with OFDI.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with OFDI to sell Interests to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with OFDI for those purchases.

B.  Waivers of Sales Load in Certain Transactions.

Interests issued or purchased in the following transactions are not subject to sales loads (and no commissions to brokers or dealers are paid by OFDI on such purchases):

|_|   Interests issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Interests purchased by the reinvestment of distributions reinvested from the Fund [or other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor].
|_|   Interests purchased through a broker-dealer that has entered into a special agreement with OFDI to allow the broker's customers to purchase and pay for Interests using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by OFI or any of its subsidiaries) on which an initial sales charge was paid. [This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner.] This waiver must be requested when the purchase order is placed for Interests, and OFDI may require evidence of qualification for this waiver.
|_|   Interests purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|   Interests purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which OFI or an affiliate acts as sponsor.

--------
10    The calculation of a particular exempt organization's UBTI would also be affected if it incurs indebtedness to finance its investment in the Fund.
An exempt organization is required to make estimated tax payments with respect to its UBTI.
11    Certain exempt organizations which realize UBTI in a taxable year will not constitute "qualified organizations" for purposes of Section
514(c)(9)(B)(vi)(I) of the Code, pursuant to which, in limited circumstances, income from certain real estate partnerships in which such organizations invest might be treated as exempt from UBTI.  A prospective tax-exempt Member should consult its tax adviser in this regard.
12    New York State (but not New York City) generally exempts from corporate franchise tax a non-New York corporation which (i) does not actually or constructively own a 1% or greater limited partnership interest in a partnership doing business in New York and (ii) has a tax basis in such limited partnership interest not greater than $1 million.

   PART C
                              OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

      (1)   Financial Statements:

            Part A:  Financial Highlights.

            Part B: Report of  Independent  Auditors,  Statement of Assets and
            Liabilities,            Notes  to  Financial   Statements.   Filed
            herewith.

      (2)   Exhibits:

            (a)   (i)   Certificate of Formation of the Registrant:
                  Previously filed with Registrant's initial registration
                  statement (Reg. No. 333-71716, 10/17/01), and incorporated herein by reference).

            (ii)  Limited Liability Company Agreement of the Registrant -
                  Previously filed with Pre-Effective Amendment No. 1 to
                  Registrant's Registration Statement (Reg. No. 333-71716,
                  12/7/01) and incorporated herein by reference.

            (b)   Not applicable.

            (c)   Not applicable.

            (d)   Not applicable.

            (e)   Not applicable.

            (f)   Not applicable.

            (g)   (i)   Investment Advisory Agreement - Previously filed with
                  Pre-Effective Amendment No. 1 to Registrant's Registration
                  Statement (Reg. No. 333-71716, 12/7/01) and incorporated
                  herein by reference.

                  (ii)  Investment Sub-Advisory Agreement - Previously filed with Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement (Reg. No. 333-71716, 12/7/01) and
                  incorporated herein by reference.

            (h)   (i)   Distributor's Agreement - Previously filed with
                  Pre-Effective Amendment No. 1 to Registrant's Registration
                  Statement (Reg. No. 333-71716, 12/7/01) and incorporated
                  herein by reference.

                  (ii)  Form of Selling Agreement between OppenheimerFunds
                  Distributor, Inc. and selected dealers - Previously filed
                  with Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement (Reg. No. 333-71716, 12/7/01) and
                  incorporated herein by reference.

            (i)   Not applicable.

            (j)   Custody Agreement - Previously filed with Pre-Effective
                  Amendment No. 1 to Registrant's Registration Statement
                  (Reg. No. 333-71716, 12/7/01) and incorporated herein by
                  reference.

            (k)   (i)   Escrow Agreement - Previously filed with
                  Pre-Effective Amendment No. 1 to Registrant's Registration
                  Statement (Reg. No. 333-71716, 12/7/01) and incorporated
                  herein by reference.

                  (ii)  Administration Agreement - Previously filed with
                  Pre-Effective Amendment No. 1 to Registrant's Registration
                  Statement (Reg. No. 333-71716, 12/7/01) and incorporated
                  herein by reference.

                  (iii) Form of Investor Servicing Agreement - Previously
                  filed with Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement (Reg. No. 333-71716, 12/7/01) and
                  incorporated herein by reference.

                  (iv)  Fund and Investor Accounting Services Agreement -
                  Previously filed with Pre-Effective Amendment No. 1 to
                  Registrant's Registration Statement (Reg. No. 333-71716,
                  12/7/01) and incorporated herein by reference.

                  (v)   Representation by OppenheimerFunds, Inc.:  Filed
                  herewith.

            (l)   Opinion and Consent of Schulte Roth & Zabel LLP.
                  Previously filed with Pre-Effective Amendment No. 2 to
                  Registrant's Registration Statement (Reg. No. 333-71716,
                  12/7/01) and incorporated herein by reference.

            (m)   Not applicable.

            (n)   (i)   Opinion and Consent of Schulte Roth & Zabel LLP on
                  tax matters. Previously filed with Pre-Effective Amendment
                  No. 2 to Registrant's Registration Statement (Reg. No.
                  333-71716, 12/7/01) and incorporated herein by reference

                  (ii)  Consent of Ernst & Young as Independent Auditors -
                  Filed herewith

            (o)   Inapplicable.

            (p)   Agreement Regarding Provision of Initial Capital -
                  Previously filed with Pre-Effective Amendment No. 1 to
                  Registrant's Registration Statement (Reg. No. 333-71716,
                  12/7/01) and incorporated herein by reference.

            (q)   Not applicable.

            (r)   (i)   Code of Ethics of the Oppenheimer Funds dated March
                  1, 2000 under Rule 17j-1 of the Investment Company Act of
                  1940; previously filed with the Initial Registration
                  Statement of Oppenheimer Emerging Growth Fund (Reg. No.
                  333-44176) dated August 21, 2000 is incorporated herein by reference.

Item 25.    Marketing Arrangements

      Not applicable

Item 26.    Other Expenses of Issuance and Distribution

      Registration fees     $[     ]
      Legal fees             [     ]
      NASD fees              [     ]
      Blue Sky fees          [     ]
      Accounting fees        [     ]
      Printing               [     ]
      Miscellaneous          [     ]
                             -------

            Total           $[     ]

Item 27.    Persons Controlled by or Under Common Control with the Registrant

      None.

Item 28.    Number of Holders of Securities

      As of August 21, 2003, the number of record holders of each class of securities of the registrant, is shown below:

                         (1)                             (2)
                    Title of Class             Number of Recordholders
                    --------------             -----------------------

              Limited liability company                   1
                      interests

Item 29.    Indemnification

      Reference is made in the provisions of Section 3.7 of Registrant's limited liability company agreement filed as Appendix C to the prospectus contained in this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to Managers, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a Manager, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Manager, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30.    Business and Other Connections of the Adviser

      (a)   OppenheimerFunds, Inc. is the investment adviser of the
            Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Part B hereof and listed in Item
            30(b) below.

      (b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each executive officer and director of OppenheimerFunds,
            Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles E. Albers,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             As of January 2002: Secretary of
Vice President & Secretary     OppenheimerFunds, Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and OppenheimerFunds
                               Legacy Program; Assistant Secretary of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce L. Bartlett,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Bartling,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Victoria Best,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bonomo,                 None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Bosco,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Burroughs                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Carbuto,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001); software
                               architect for Sapient Corporation (March
                               1997-July 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
J. Hayes Foster,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Frank,                 None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sharon M. Giordano-Auleta,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin J. Gord,              Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Graves,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Guy,                    None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Gwynn,                  None
Vice   President:    Rochester
                                    Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Hager,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ping Han,                      None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shari Harley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Henry,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Heron,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; Senior Vice President of
                               OFI Institutional Asset Management, Inc. (since
                               February 2001); Director of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002); CFO of
                               Kandi Corp. (October 1989-August 1993).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              Treasurer and Secretary of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Garrett K. Kolb,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   Formerly (until September 2002) a senior trader
Assistant Vice President       at Jacobs Levy Equity Management.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dana Lehrer,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Reed Litcher,                  Vice President of Shareholder Financial
Vice President                 Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Madzij,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
(a)   Angelo G. Manioudakis    Senior Vice President of HarbourView Asset
                               Management Corporation and of OFI Institutional
Senior Vice President          Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chief Executive Officer, President, Senior
Senior Vice President          Managing Director and Director  of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Migan,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Morrell,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Management
                               Director of Oppenheimer Acquisition Corp.;
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Murray,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Pergament,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Pisapia,                 Formerly, Associate Counsel and Secretary at
Assistant   Vice  President  & SunAmerica Asset Management Corp. (December
Assistant Counsel              2000-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Pisarra,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo                 Vice Chairman, Treasurer, Chief Financial
Executive Vice President and   Officer and Management Director of Oppenheimer
Director                       Acquisition Corp.; President and director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director (Class A) of
                               Trinity Investment Management Corporation;
                               Chairman of the Board, Chief Executive Officer,
                               President and Director of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (March 1994-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc. ,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; Serves on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director of Tremont Advisers, Inc., HarbourView
Executive   Vice  President  & Asset Management Corporation and OFI
Chief  Investment  Officer and Institutional Asset Management, Inc.
Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer  Main Street  Fund(R)(a series of  Oppenheimer  Main Street  Funds,
Inc.(R))
Oppenheimer Main Street Opportunity Fund(R)
Oppenheimer Main Street Small Cap Fund(R)
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer Principal Protected Trust (1 series):
     Oppenheimer Principal Protected Main Street Fund(R)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers All Cap Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and OFI Trust Company is 498 Seventh
Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 31.    Location of Accounts and Records

      The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 498 Seventh Avenue, New York, New York 10018.

Item 32.    Management Services

      Not applicable

Item 33.    Undertakings

      I.    The Registrant undertakes to suspend the offering of Interests until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

      II.   The Registrant hereby undertakes:

            (a)   to file, during any period in which offers or sales are
                  being made, a post-effective amendment to this registration statement:

                  (i)   to include any prospectus required by Section
                  10(a)(3) of the Securities Act of 1933;

                  (ii)  to reflect in the prospectus any facts or events
                  arising after the effective date of the registration
                  statement (or the most recent post-effective amendment
                  thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the
                  registration statement.  Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if
                  the total dollar value of securities offered would not
                  exceed that which was registered) and any deviation from
                  the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the
                  Commission pursuant to Rule 424(b) under the Securities Act of 1933 if, in the aggregate, the changes in volume and
                  price represent no more than a 20% change in the maximum
                  aggregate offering price set forth in the "Calculation of
                  Registration Fee" table in the effective registration
                  statement; and

                  (iii) to include any material information with respect to
                  the plan of distribution not previously disclosed in the
                  registration statement or any material change to such
                  information in the registration statement;

            (b)   that, for the purpose of determining any liability under
                  the Securities Act of 1933, each such post-effective
                  amendment shall be deemed to be a new registration
                  statement relating to the Interests offered therein, and
                  the offering of the Interests at that time shall be deemed be the initial bona fide offering thereof; and

            (c)   to remove from registration by means of a post-effective
                  amendment any of the Interests being registered which
                  remain unsold at the termination of the offering.

      III.  The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of
Additional Information.